Vanguard Total Bond Market II Index Fund

Schedule of Investments (unaudited)
As of September 30, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (62.5%)
U.S. Government Securities (40.5%)
	United States Treasury Note/Bond	1.125%	7/31/21	231,305	233,220
	United States Treasury Note/Bond	1.750%	7/31/21	322,112	326,441
	United States Treasury Note/Bond	2.250%	7/31/21	72,650	73,933
	United States Treasury Note/Bond	2.750%	8/15/21	275,798	282,089
	United States Treasury Note/Bond	8.125%	8/15/21	34,550	36,942
	United States Treasury Note/Bond	1.125%	8/31/21	224,994	227,032
	United States Treasury Note/Bond	1.500%	8/31/21	97,298	98,514
	United States Treasury Note/Bond	2.000%	8/31/21	241,675	245,791
	United States Treasury Note/Bond	2.750%	9/15/21	54,665	56,023
	United States Treasury Note/Bond	1.125%	9/30/21	56,848	57,407
	United States Treasury Note/Bond	1.500%	9/30/21	87,869	89,063
	United States Treasury Note/Bond	2.125%	9/30/21	193,750	197,565
	United States Treasury Note/Bond	1.250%	10/31/21	200,342	202,752
	United States Treasury Note/Bond	1.500%	10/31/21	339,587	344,575
1	United States Treasury Note/Bond	2.000%	10/31/21	275,870	281,432
	United States Treasury Note/Bond	1.500%	11/30/21	13,553	13,767
	United States Treasury Note/Bond	1.750%	11/30/21	420,296	428,177
	United States Treasury Note/Bond	1.875%	11/30/21	150,425	153,458
	United States Treasury Note/Bond	2.625%	12/15/21	272,994	281,140
	United States Treasury Note/Bond	2.000%	12/31/21	156,840	160,466
	United States Treasury Note/Bond	2.125%	12/31/21	116,875	119,761
	United States Treasury Note/Bond	2.500%	1/15/22	379,491	391,054
	United States Treasury Note/Bond	1.375%	1/31/22	103,740	105,458
	United States Treasury Note/Bond	1.500%	1/31/22	324,393	330,271
	United States Treasury Note/Bond	1.875%	1/31/22	323,028	330,496
	United States Treasury Note/Bond	2.000%	2/15/22	39,412	40,416
	United States Treasury Note/Bond	2.500%	2/15/22	240,133	247,899
	United States Treasury Note/Bond	1.125%	2/28/22	589,495	597,783
	United States Treasury Note/Bond	1.750%	2/28/22	235,777	241,155
	United States Treasury Note/Bond	1.875%	2/28/22	304,490	311,959
	United States Treasury Note/Bond	0.375%	3/31/22	1,462,069	1,467,098
	United States Treasury Note/Bond	1.750%	3/31/22	202,337	207,205
	United States Treasury Note/Bond	1.875%	3/31/22	345,708	354,675
	United States Treasury Note/Bond	0.125%	4/30/22	981,980	981,823
	United States Treasury Note/Bond	0.125%	5/31/22	69,080	69,069
	United States Treasury Note/Bond	1.750%	5/31/22	67,332	69,142
	United States Treasury Note/Bond	1.750%	6/15/22	317,504	326,235
	United States Treasury Note/Bond	0.125%	6/30/22	21,880	21,876
	United States Treasury Note/Bond	1.750%	6/30/22	367,600	377,937
	United States Treasury Note/Bond	2.125%	6/30/22	135,735	140,444
	United States Treasury Note/Bond	1.750%	7/15/22	348,260	358,272
	United States Treasury Note/Bond	0.125%	7/31/22	380,856	380,795
	United States Treasury Note/Bond	1.875%	7/31/22	269,263	277,804
	United States Treasury Note/Bond	2.000%	7/31/22	187,730	194,124
	United States Treasury Note/Bond	1.500%	8/15/22	365,753	375,124

United States Treasury Note/Bond	1.625%	8/15/22	259,234	266,485
United States Treasury Note/Bond	0.125%	8/31/22	331,745	331,692
1 United States Treasury Note/Bond	1.625%	8/31/22	341,015	350,713
United States Treasury Note/Bond	1.875%	8/31/22	229,931	237,546
United States Treasury Note/Bond	1.500%	9/15/22	583,810	599,409
United States Treasury Note/Bond	0.125%	9/30/22	114,147	114,129
United States Treasury Note/Bond	1.750%	9/30/22	268,153	276,785
United States Treasury Note/Bond	1.875%	9/30/22	250,061	258,736
United States Treasury Note/Bond	1.375%	10/15/22	447,361	458,617
United States Treasury Note/Bond	1.875%	10/31/22	317,955	329,382
United States Treasury Note/Bond	2.000%	10/31/22	320,049	332,400
United States Treasury Note/Bond	1.625%	11/15/22	576,461	594,475
United States Treasury Note/Bond	2.000%	11/30/22	593,275	617,101
United States Treasury Note/Bond	1.625%	12/15/22	914,345	944,207
United States Treasury Note/Bond	2.125%	12/31/22	583,086	608,963
United States Treasury Note/Bond	1.500%	1/15/23	9,420	9,711
United States Treasury Note/Bond	1.750%	1/31/23	279,340	289,771
United States Treasury Note/Bond	2.375%	1/31/23	81,440	85,665
United States Treasury Note/Bond	2.000%	2/15/23	375,850	392,293
United States Treasury Note/Bond	1.500%	2/28/23	247,637	255,725
United States Treasury Note/Bond	2.625%	2/28/23	133,984	141,981
United States Treasury Note/Bond	0.500%	3/15/23	633,593	639,137
United States Treasury Note/Bond	1.500%	3/31/23	100,115	103,478
United States Treasury Note/Bond	2.500%	3/31/23	394,925	418,127
United States Treasury Note/Bond	0.250%	4/15/23	903,380	905,783
United States Treasury Note/Bond	1.625%	4/30/23	151,271	157,015
United States Treasury Note/Bond	2.750%	4/30/23	153,300	163,553
United States Treasury Note/Bond	0.125%	5/15/23	1,216,645	1,215,891
United States Treasury Note/Bond	1.750%	5/15/23	124,775	130,001
United States Treasury Note/Bond	1.625%	5/31/23	122,505	127,310
United States Treasury Note/Bond	2.750%	5/31/23	65,346	69,859
United States Treasury Note/Bond	0.250%	6/15/23	1,154,255	1,157,325
United States Treasury Note/Bond	1.375%	6/30/23	254,587	263,100
United States Treasury Note/Bond	2.625%	6/30/23	191,146	204,108
United States Treasury Note/Bond	0.125%	7/15/23	557,552	557,028
United States Treasury Note/Bond	1.250%	7/31/23	133,182	137,303
United States Treasury Note/Bond	2.750%	7/31/23	86,268	92,576
United States Treasury Note/Bond	0.125%	8/15/23	1,245,180	1,244,009
United States Treasury Note/Bond	2.500%	8/15/23	209,285	223,347
United States Treasury Note/Bond	1.375%	8/31/23	344,995	357,232
United States Treasury Note/Bond	0.125%	9/15/23	374,590	374,238
United States Treasury Note/Bond	1.375%	9/30/23	152,840	158,380
United States Treasury Note/Bond	2.875%	10/31/23	114,000	123,476
United States Treasury Note/Bond	2.750%	11/15/23	128,215	138,512
United States Treasury Note/Bond	2.125%	11/30/23	182,625	193,867
United States Treasury Note/Bond	2.875%	11/30/23	197,846	214,724
United States Treasury Note/Bond	2.250%	12/31/23	120,863	128,984
United States Treasury Note/Bond	2.625%	12/31/23	1,015,123	1,095,541
1 United States Treasury Note/Bond	2.250%	1/31/24	197,225	210,753
United States Treasury Note/Bond	2.500%	1/31/24	686,069	738,917
United States Treasury Note/Bond	2.750%	2/15/24	270,399	293,805
United States Treasury Note/Bond	2.125%	2/29/24	153,000	163,137
United States Treasury Note/Bond	2.375%	2/29/24	298,197	320,469
United States Treasury Note/Bond	2.125%	3/31/24	708,094	755,890
United States Treasury Note/Bond	2.000%	4/30/24	280,940	299,069
United States Treasury Note/Bond	2.250%	4/30/24	134,542	144,423
United States Treasury Note/Bond	2.500%	5/15/24	366,753	397,237

United States Treasury Note/Bond	2.000%	5/31/24	268,571	286,281
United States Treasury Note/Bond	1.750%	6/30/24	355,810	376,379
United States Treasury Note/Bond	2.000%	6/30/24	230,940	246,457
United States Treasury Note/Bond	1.750%	7/31/24	177,500	187,956
United States Treasury Note/Bond	2.125%	7/31/24	195,665	209,972
United States Treasury Note/Bond	2.375%	8/15/24	659,320	714,433
United States Treasury Note/Bond	1.875%	8/31/24	243,460	259,209
United States Treasury Note/Bond	1.500%	9/30/24	396,425	416,678
United States Treasury Note/Bond	2.125%	9/30/24	248,720	267,607
United States Treasury Note/Bond	1.500%	10/31/24	76,061	80,007
United States Treasury Note/Bond	2.250%	10/31/24	359,393	388,986
United States Treasury Note/Bond	2.250%	11/15/24	483,372	523,400
United States Treasury Note/Bond	1.500%	11/30/24	702,564	739,561
United States Treasury Note/Bond	2.125%	11/30/24	141,200	152,276
United States Treasury Note/Bond	1.750%	12/31/24	40,235	42,812
United States Treasury Note/Bond	2.250%	12/31/24	285,467	309,820
United States Treasury Note/Bond	2.500%	1/31/25	262,225	287,792
United States Treasury Note/Bond	2.000%	2/15/25	212,509	228,713
United States Treasury Note/Bond	1.125%	2/28/25	1,033,810	1,074,036
United States Treasury Note/Bond	2.750%	2/28/25	333,477	370,159
United States Treasury Note/Bond	0.500%	3/31/25	1,102,989	1,115,398
United States Treasury Note/Bond	0.375%	4/30/25	603,909	607,303
United States Treasury Note/Bond	2.875%	4/30/25	267,029	298,907
United States Treasury Note/Bond	2.125%	5/15/25	256,221	278,159
1 United States Treasury Note/Bond	0.250%	5/31/25	481,780	481,631
United States Treasury Note/Bond	2.875%	5/31/25	174,085	195,193
United States Treasury Note/Bond	0.250%	6/30/25	441,568	441,224
United States Treasury Note/Bond	2.750%	6/30/25	179,285	200,240
United States Treasury Note/Bond	0.250%	7/31/25	425,550	425,150
United States Treasury Note/Bond	2.875%	7/31/25	233,510	262,626
United States Treasury Note/Bond	2.000%	8/15/25	189,083	204,829
United States Treasury Note/Bond	6.875%	8/15/25	40,840	53,832
United States Treasury Note/Bond	0.250%	8/31/25	568,360	567,740
United States Treasury Note/Bond	2.750%	8/31/25	186,630	209,113
United States Treasury Note/Bond	0.250%	9/30/25	23,435	23,402
United States Treasury Note/Bond	2.250%	11/15/25	434,690	477,750
United States Treasury Note/Bond	2.875%	11/30/25	416,497	471,425
United States Treasury Note/Bond	1.625%	2/15/26	534,932	572,046
United States Treasury Note/Bond	2.500%	2/28/26	384,057	428,946
United States Treasury Note/Bond	2.250%	3/31/26	467,794	516,767
United States Treasury Note/Bond	2.375%	4/30/26	160,000	178,026
United States Treasury Note/Bond	1.625%	5/15/26	519,378	556,383
United States Treasury Note/Bond	2.125%	5/31/26	378,579	416,320
United States Treasury Note/Bond	1.875%	6/30/26	333,440	362,253
United States Treasury Note/Bond	1.875%	7/31/26	282,000	306,630
United States Treasury Note/Bond	1.500%	8/15/26	634,832	676,591
United States Treasury Note/Bond	6.750%	8/15/26	8,800	12,066
United States Treasury Note/Bond	1.375%	8/31/26	430,805	456,115
United States Treasury Note/Bond	1.625%	9/30/26	56,188	60,349
United States Treasury Note/Bond	1.625%	10/31/26	346,480	372,303
United States Treasury Note/Bond	2.000%	11/15/26	366,562	402,302
United States Treasury Note/Bond	6.500%	11/15/26	36,215	49,620
United States Treasury Note/Bond	1.625%	11/30/26	180,570	194,142
United States Treasury Note/Bond	1.750%	12/31/26	361,253	391,450
United States Treasury Note/Bond	1.500%	1/31/27	1,190	1,271
United States Treasury Note/Bond	2.250%	2/15/27	6,056	6,758
United States Treasury Note/Bond	6.625%	2/15/27	39,650	55,169

United States Treasury Note/Bond	1.125%	2/28/27	772,870	807,649
United States Treasury Note/Bond	0.625%	3/31/27	1,023,965	1,037,082
United States Treasury Note/Bond	0.500%	4/30/27	1,263,350	1,269,073
United States Treasury Note/Bond	2.375%	5/15/27	43,030	48,503
United States Treasury Note/Bond	0.500%	5/31/27	586,412	588,705
United States Treasury Note/Bond	0.500%	6/30/27	608,125	610,217
United States Treasury Note/Bond	0.375%	7/31/27	743,115	739,169
United States Treasury Note/Bond	2.250%	8/15/27	342,539	384,178
United States Treasury Note/Bond	6.375%	8/15/27	6,850	9,601
United States Treasury Note/Bond	0.500%	8/31/27	569,230	570,653
United States Treasury Note/Bond	0.375%	9/30/27	291,760	289,799
United States Treasury Note/Bond	2.250%	11/15/27	187,761	211,084
United States Treasury Note/Bond	6.125%	11/15/27	55,808	77,992
United States Treasury Note/Bond	2.750%	2/15/28	182,470	212,264
United States Treasury Note/Bond	2.875%	5/15/28	181,973	214,102
United States Treasury Note/Bond	2.875%	8/15/28	442,152	522,013
United States Treasury Note/Bond	5.500%	8/15/28	45,575	63,079
United States Treasury Note/Bond	3.125%	11/15/28	280,130	337,383
United States Treasury Note/Bond	5.250%	11/15/28	76,342	104,923
United States Treasury Note/Bond	2.625%	2/15/29	76,983	89,902
United States Treasury Note/Bond	5.250%	2/15/29	52,279	72,333
United States Treasury Note/Bond	1.625%	8/15/29	102,706	111,773
United States Treasury Note/Bond	6.125%	8/15/29	37,930	56,148
United States Treasury Note/Bond	1.750%	11/15/29	150,000	165,117
United States Treasury Note/Bond	1.500%	2/15/30	1,203,598	1,298,188
United States Treasury Note/Bond	0.625%	5/15/30	780,552	777,750
United States Treasury Note/Bond	6.250%	5/15/30	114,435	174,603
United States Treasury Note/Bond	0.625%	8/15/30	811,395	806,705
United States Treasury Note/Bond	5.375%	2/15/31	128,675	189,434
United States Treasury Note/Bond	4.500%	2/15/36	121,843	184,383
United States Treasury Note/Bond	4.750%	2/15/37	68,500	107,898
United States Treasury Note/Bond	5.000%	5/15/37	57,327	92,870
United States Treasury Note/Bond	4.375%	2/15/38	63,450	97,604
United States Treasury Note/Bond	4.500%	5/15/38	63,579	99,293
United States Treasury Note/Bond	3.500%	2/15/39	15,894	22,301
United States Treasury Note/Bond	4.250%	5/15/39	117,867	180,760
United States Treasury Note/Bond	4.500%	8/15/39	100,656	159,099
United States Treasury Note/Bond	4.375%	11/15/39	120,905	188,839
United States Treasury Note/Bond	4.625%	2/15/40	59,805	96,276
1 United States Treasury Note/Bond	1.125%	5/15/40	773,410	761,445
United States Treasury Note/Bond	4.375%	5/15/40	109,320	171,565
United States Treasury Note/Bond	1.125%	8/15/40	73,450	72,085
United States Treasury Note/Bond	3.875%	8/15/40	140,325	207,681
United States Treasury Note/Bond	4.250%	11/15/40	141,854	220,206
United States Treasury Note/Bond	4.750%	2/15/41	78,692	129,780
United States Treasury Note/Bond	4.375%	5/15/41	117,000	185,171
United States Treasury Note/Bond	3.750%	8/15/41	145,310	213,266
United States Treasury Note/Bond	3.125%	11/15/41	133,056	179,751
United States Treasury Note/Bond	3.125%	2/15/42	153,742	208,248
United States Treasury Note/Bond	3.000%	5/15/42	138,000	183,410
United States Treasury Note/Bond	2.750%	8/15/42	212,528	272,301
United States Treasury Note/Bond	2.750%	11/15/42	243,319	311,563
United States Treasury Note/Bond	3.125%	2/15/43	264,159	357,854
United States Treasury Note/Bond	2.875%	5/15/43	365,700	477,524
United States Treasury Note/Bond	3.625%	8/15/43	310,652	452,824
United States Treasury Note/Bond	3.750%	11/15/43	237,806	353,216
United States Treasury Note/Bond	3.625%	2/15/44	348,494	509,237

United States Treasury Note/Bond	3.375%	5/15/44	139,400	196,706
United States Treasury Note/Bond	3.125%	8/15/44	241,150	328,190
United States Treasury Note/Bond	3.000%	11/15/44	295,089	394,313
United States Treasury Note/Bond	2.500%	2/15/45	366,882	451,492
United States Treasury Note/Bond	3.000%	5/15/45	362,154	484,833
United States Treasury Note/Bond	2.875%	8/15/45	365,506	480,183
United States Treasury Note/Bond	3.000%	11/15/45	181,817	244,260
United States Treasury Note/Bond	2.500%	2/15/46	278,698	344,061
United States Treasury Note/Bond	2.500%	5/15/46	332,873	411,151
United States Treasury Note/Bond	2.250%	8/15/46	334,838	395,316
United States Treasury Note/Bond	2.875%	11/15/46	204,990	270,906
United States Treasury Note/Bond	3.000%	2/15/47	209,099	282,872
United States Treasury Note/Bond	3.000%	5/15/47	202,051	273,747
United States Treasury Note/Bond	2.750%	8/15/47	102,418	132,951
United States Treasury Note/Bond	2.750%	11/15/47	310,732	403,709
United States Treasury Note/Bond	3.000%	2/15/48	375,470	510,110
United States Treasury Note/Bond	3.125%	5/15/48	411,233	571,680
United States Treasury Note/Bond	3.000%	8/15/48	454,182	619,036
United States Treasury Note/Bond	3.375%	11/15/48	208,303	303,048
United States Treasury Note/Bond	3.000%	2/15/49	207,173	283,147
United States Treasury Note/Bond	2.875%	5/15/49	463,731	620,820
United States Treasury Note/Bond	2.250%	8/15/49	262,020	311,599
United States Treasury Note/Bond	2.375%	11/15/49	68,699	83,877
United States Treasury Note/Bond	2.000%	2/15/50	441,024	498,772
United States Treasury Note/Bond	1.250%	5/15/50	1,146,544	1,086,350
United States Treasury Note/Bond	1.375%	8/15/50	521,200	510,041
				81,842,057
Agency Bonds and Notes (1.3%)
2 AID-Iraq	2.149%	1/18/22	9,025	9,249
2 AID-Israel	5.500%	9/18/23	6,500	7,492
2 AID-Israel	5.500%	12/4/23	7,002	8,139
2 AID-Israel	5.500%	4/26/24	5,575	6,570
2 AID-Israel	5.500%	9/18/33	150	225
2 AID-Jordan	2.578%	6/30/22	3,180	3,309
2 AID-Jordan	3.000%	6/30/25	4,325	4,758
2 AID-Tunisia	1.416%	8/5/21	2,830	2,858
2 AID-Ukraine	1.471%	9/29/21	6,825	6,901
Federal Farm Credit Banks	3.050%	11/15/21	6,050	6,247
Federal Farm Credit Banks	1.600%	12/28/21	10,300	10,486
Federal Farm Credit Banks	2.600%	1/18/22	6,000	6,191
Federal Farm Credit Banks	1.770%	6/26/23	6,300	6,565
Federal Farm Credit Banks	3.500%	12/20/23	5,100	5,625
Federal Farm Credit Banks	0.375%	4/8/22	40,000	40,135
Federal Home Loan Banks	1.125%	7/14/21	24,275	24,465
Federal Home Loan Banks	3.000%	10/12/21	81,300	83,691
Federal Home Loan Banks	1.625%	11/19/21	38,030	38,668
Federal Home Loan Banks	1.875%	11/29/21	79,160	80,750
Federal Home Loan Banks	1.625%	12/20/21	66,960	68,169
Federal Home Loan Banks	0.250%	6/3/22	39,275	39,345
Federal Home Loan Banks	2.125%	6/10/22	7,750	8,009
Federal Home Loan Banks	0.125%	8/12/22	18,850	18,840
Federal Home Loan Banks	2.000%	9/9/22	11,665	12,080
Federal Home Loan Banks	1.375%	2/17/23	40,000	41,108
Federal Home Loan Banks	2.125%	3/10/23	28,800	30,137
Federal Home Loan Banks	2.500%	2/13/24	44,590	47,894
Federal Home Loan Banks	2.875%	6/14/24	200	219
Federal Home Loan Banks	1.500%	8/15/24	19,940	20,846

Federal Home Loan Banks	5.375%	8/15/24	1,585	1,892
Federal Home Loan Banks	2.875%	9/13/24	1,000	1,099
Federal Home Loan Banks	0.500%	4/14/25	25,900	26,018
Federal Home Loan Banks	0.375%	9/4/25	8,000	7,999
Federal Home Loan Banks	3.250%	11/16/28	19,645	23,482
Federal Home Loan Banks	5.500%	7/15/36	20,850	32,445
3 Federal Home Loan Mortgage Corp.	2.375%	1/13/22	70,985	73,016
3 Federal Home Loan Mortgage Corp.	0.250%	6/8/22	20,000	20,036
3 Federal Home Loan Mortgage Corp.	0.125%	7/25/22	25,350	25,337
3 Federal Home Loan Mortgage Corp.	0.375%	4/20/23	3,000	3,012
3 Federal Home Loan Mortgage Corp.	0.375%	5/5/23	34,000	34,139
3 Federal Home Loan Mortgage Corp.	2.750%	6/19/23	42,650	45,563
3 Federal Home Loan Mortgage Corp.	0.250%	6/26/23	42,000	42,026
3 Federal Home Loan Mortgage Corp.	0.250%	8/24/23	52,625	52,660
3 Federal Home Loan Mortgage Corp.	0.250%	9/8/23	48,000	48,019
3 Federal Home Loan Mortgage Corp.	1.500%	2/12/25	60,000	62,910
3 Federal Home Loan Mortgage Corp.	0.375%	7/21/25	44,000	43,888
3 Federal Home Loan Mortgage Corp.	0.375%	9/23/25	70,000	69,782
3 Federal Home Loan Mortgage Corp.	6.750%	9/15/29	2,573	3,867
3 Federal Home Loan Mortgage Corp.	6.750%	3/15/31	35,301	55,196
3 Federal Home Loan Mortgage Corp.	6.250%	7/15/32	31,178	48,814
3 Federal National Mortgage Assn.	1.375%	10/7/21	44,250	44,804
3 Federal National Mortgage Assn.	2.000%	1/5/22	101,000	103,362
3 Federal National Mortgage Assn.	2.625%	1/11/22	10,798	11,140
3 Federal National Mortgage Assn.	1.875%	4/5/22	61,000	62,595
3 Federal National Mortgage Assn.	2.250%	4/12/22	23,810	24,577
3 Federal National Mortgage Assn.	1.375%	9/6/22	15,115	15,468
3 Federal National Mortgage Assn.	2.000%	10/5/22	69,818	72,358
3 Federal National Mortgage Assn.	2.375%	1/19/23	25,381	26,643
3 Federal National Mortgage Assn.	0.250%	5/22/23	30,000	30,026
3 Federal National Mortgage Assn.	0.250%	7/10/23	30,000	30,019
3 Federal National Mortgage Assn.	2.875%	9/12/23	50,000	53,872
3 Federal National Mortgage Assn.	2.500%	2/5/24	45,214	48,542
3 Federal National Mortgage Assn.	1.750%	7/2/24	41,103	43,344
3 Federal National Mortgage Assn.	2.625%	9/6/24	8,755	9,550
3 Federal National Mortgage Assn.	1.625%	10/15/24	38,890	40,927
3 Federal National Mortgage Assn.	1.625%	1/7/25	43,250	45,586
3 Federal National Mortgage Assn.	0.625%	4/22/25	2,200	2,223
3 Federal National Mortgage Assn.	0.500%	6/17/25	26,000	26,087
3 Federal National Mortgage Assn.	0.375%	8/25/25	55,000	54,858
3 Federal National Mortgage Assn.	2.125%	4/24/26	42,302	46,171
3 Federal National Mortgage Assn.	1.875%	9/24/26	30,435	32,893
3 Federal National Mortgage Assn.	6.250%	5/15/29	17,526	25,350
3 Federal National Mortgage Assn.	7.125%	1/15/30	17,956	27,821
3 Federal National Mortgage Assn.	7.250%	5/15/30	32,760	51,633
3 Federal National Mortgage Assn.	0.875%	8/5/30	84,000	82,895
3 Federal National Mortgage Assn.	6.625%	11/15/30	27,435	42,202
3 Federal National Mortgage Assn.	5.625%	7/15/37	3,396	5,446
3 Federal National Mortgage Assn.	6.210%	8/6/38	300	520
Private Export Funding Corp.	4.300%	12/15/21	7,760	8,133
Private Export Funding Corp.	2.800%	5/15/22	1,125	1,171
Private Export Funding Corp.	2.050%	11/15/22	15,525	16,078
Private Export Funding Corp.	3.550%	1/15/24	16,425	18,074
Private Export Funding Corp.	2.450%	7/15/24	4,955	5,313
Private Export Funding Corp.	1.750%	11/15/24	3,115	3,290
Private Export Funding Corp.	3.250%	6/15/25	1,575	1,768
Tennessee Valley Authority	1.875%	8/15/22	3,875	3,990

	Tennessee Valley Authority	2.875%	9/15/24	12,231	13,418
	Tennessee Valley Authority	0.750%	5/15/25	3,000	3,040
	Tennessee Valley Authority	6.750%	11/1/25	19,581	25,615
	Tennessee Valley Authority	2.875%	2/1/27	25,750	29,241
	Tennessee Valley Authority	7.125%	5/1/30	9,625	14,947
	Tennessee Valley Authority	4.700%	7/15/33	6,375	8,871
	Tennessee Valley Authority	4.650%	6/15/35	4,000	5,597
	Tennessee Valley Authority	5.880%	4/1/36	6,795	10,562
	Tennessee Valley Authority	6.150%	1/15/38	665	1,098
	Tennessee Valley Authority	5.500%	6/15/38	1,436	2,246
	Tennessee Valley Authority	5.250%	9/15/39	15,248	23,525
	Tennessee Valley Authority	4.875%	1/15/48	14,320	22,290
	Tennessee Valley Authority	5.375%	4/1/56	5,585	9,650
	Tennessee Valley Authority	4.625%	9/15/60	8,838	13,893
	Tennessee Valley Authority	4.250%	9/15/65	8,050	12,151
					2,675,044
Conventional Mortgage-Backed Securities (20.7%)
3,4	Fannie Mae Pool	2.000%	11/1/27–10/1/50	621,604	643,246
3,4,5Fannie Mae Pool		2.500%	11/1/26–10/1/50	2,707,126	2,837,670
3,4	Fannie Mae Pool	3.000%	11/1/20–10/1/50	3,846,521	4,057,184
3,4,5Fannie Mae Pool		3.500%	10/1/20–5/1/50	3,358,645	3,583,896
3,4	Fannie Mae Pool	4.000%	10/1/20–3/1/50	2,567,496	2,777,446
3,4	Fannie Mae Pool	4.500%	10/1/20–7/1/50	1,158,141	1,272,749
3,4	Fannie Mae Pool	5.000%	10/1/20–2/1/50	354,156	397,446
3,4	Fannie Mae Pool	5.500%	11/1/20–2/1/42	164,348	190,061
3,4	Fannie Mae Pool	6.000%	12/1/20–5/1/41	120,987	142,032
3,4	Fannie Mae Pool	6.500%	10/1/21–5/1/40	30,386	35,600
3,4	Fannie Mae Pool	7.000%	8/1/27–12/1/38	7,666	9,002
3,4	Fannie Mae Pool	7.500%	7/1/30–12/1/32	98	114
3,4	Fannie Mae Pool	8.000%	12/1/29	10	11
3,4	Freddie Mac Gold Pool	2.000%	1/1/28–12/1/31	31,873	33,222
3,4	Freddie Mac Gold Pool	2.500%	4/1/27–3/1/43	498,241	523,682
3,4	Freddie Mac Gold Pool	3.000%	4/1/21–4/1/48	1,655,220	1,745,491
3,4	Freddie Mac Gold Pool	3.500%	12/1/20–3/1/49	1,995,981	2,135,445
3,4	Freddie Mac Gold Pool	4.000%	12/1/20–2/1/49	1,265,175	1,370,774
3,4	Freddie Mac Gold Pool	4.500%	10/1/20–1/1/49	576,432	636,126
3,4	Freddie Mac Gold Pool	5.000%	10/1/20–11/1/48	182,090	203,706
3,4	Freddie Mac Gold Pool	5.500%	6/1/21–6/1/41	95,285	108,980
3,4	Freddie Mac Gold Pool	6.000%	11/1/20–5/1/40	46,404	54,339
3,4	Freddie Mac Gold Pool	6.500%	3/1/22–9/1/39	12,530	14,512
3,4	Freddie Mac Gold Pool	7.000%	3/1/26–12/1/38	4,529	5,198
3,4	Freddie Mac Gold Pool	7.500%	4/1/27–2/1/32	40	46
3,4	Freddie Mac Gold Pool	8.000%	1/1/27–11/1/31	67	78
3,4	Freddie Mac Gold Pool	8.500%	6/1/25	12	13
4	Ginnie Mae I Pool	3.000%	1/15/26–3/15/45	80,113	83,758
4	Ginnie Mae I Pool	3.500%	11/15/25–5/15/48	107,078	114,083
4	Ginnie Mae I Pool	4.000%	6/15/24–5/15/47	134,453	145,144
4	Ginnie Mae I Pool	4.500%	10/15/24–2/15/49	113,147	125,829
4	Ginnie Mae I Pool	5.000%	11/15/20–11/15/46	67,415	75,913
4	Ginnie Mae I Pool	5.500%	10/15/20–6/15/41	33,572	38,378
4	Ginnie Mae I Pool	6.000%	1/15/26–6/15/41	25,151	28,681
4	Ginnie Mae I Pool	6.500%	5/15/24–8/15/39	6,118	6,957
4	Ginnie Mae I Pool	7.000%	7/15/23–9/15/36	293	350
4	Ginnie Mae I Pool	7.500%	12/15/23	5	6
4	Ginnie Mae I Pool	8.000%	6/15/25–1/15/27	20	22
4,5	Ginnie Mae II Pool	2.000%	10/21/50	109,250	113,501
4,5	Ginnie Mae II Pool	2.500%	6/20/27–10/1/50	1,160,486	1,220,440

4,5	Ginnie Mae II Pool	3.000%	10/20/26–10/1/50	2,963,570	3,115,831
4	Ginnie Mae II Pool	3.500%	9/20/25–8/20/50	2,832,290	3,026,346
4	Ginnie Mae II Pool	4.000%	9/20/25–6/20/49	1,453,440	1,572,800
4	Ginnie Mae II Pool	4.500%	8/20/33–1/20/50	730,246	797,365
4	Ginnie Mae II Pool	5.000%	12/20/32–12/20/49	230,106	255,729
4	Ginnie Mae II Pool	5.500%	8/20/23–8/20/49	37,960	42,995
4	Ginnie Mae II Pool	6.000%	3/20/31–9/20/41	16,014	18,571
4	Ginnie Mae II Pool	6.500%	10/20/28–11/20/39	5,741	6,751
4	Ginnie Mae II Pool	7.000%	8/20/34–11/20/38	866	1,071
3,4,5UMBS Pool		1.500%	9/1/35–10/1/35	87,300	89,305
3,4,5UMBS Pool		2.000%	1/1/32–10/1/50	2,019,785	2,091,431
3,4,5UMBS Pool		2.500%	10/1/34–10/1/50	1,850,836	1,943,163
3,4,5UMBS Pool		3.000%	11/1/28–10/1/50	2,062,919	2,169,628
3,4,5UMBS Pool		3.500%	9/1/33–10/1/50	945,559	1,005,551
3,4,5UMBS Pool		4.000%	11/1/33–10/1/50	577,383	624,428
3,4,5UMBS Pool		4.500%	8/1/48–10/1/50	286,051	313,730
3,4	UMBS Pool	5.000%	3/1/49–3/1/50	108,895	120,710
3,4	UMBS Pool	5.500%	6/1/49	20,737	23,122
3,4	UMBS Pool	6.000%	7/1/40	6,138	7,207
					41,956,865
Nonconventional Mortgage-Backed Securities (0.0%)
3,4	Fannie Mae Pool	2.278%	7/1/43	2,684	2,788
3,4	Fannie Mae Pool	3.451%	4/1/41	490	499
3,4,6Fannie Mae Pool, 12M USD LIBOR +
	1.290%	3.194%	12/1/41	565	588
3,4,6Fannie Mae Pool, 12M USD LIBOR +
	1.310%	2.641%	9/1/37	1,070	1,106
3,4,6Fannie Mae Pool, 12M USD LIBOR +
	1.392%	2.912%	10/1/37	156	161
3,4,6Fannie Mae Pool, 12M USD LIBOR +
	1.472%	2.566%	7/1/36	118	123
3,4,6Fannie Mae Pool, 12M USD LIBOR +
	1.474%	3.490%	3/1/43	1,466	1,488
3,4,6Fannie Mae Pool, 12M USD LIBOR +
	1.530%	3.587%	12/1/43	608	654
3,4,6Fannie Mae Pool, 12M USD LIBOR +
	1.554%	2.205%	9/1/43	208	209
3,4,6Fannie Mae Pool, 12M USD LIBOR +
	1.597%	3.012%	6/1/43	855	866
3,4,6Fannie Mae Pool, 12M USD LIBOR +
	1.607%	3.607%	11/1/33	42	45
3,4,6Fannie Mae Pool, 12M USD LIBOR +
	1.614%	3.092%	8/1/39	608	629
3,4,6Fannie Mae Pool, 12M USD LIBOR +
	1.623%	3.623%	2/1/36	97	100
3,4,6Fannie Mae Pool, 12M USD LIBOR +
	1.625%	2.337%	8/1/35	206	220
3,4,6Fannie Mae Pool, 12M USD LIBOR +
	1.626%	3.341%	10/1/37	296	306
3,4,6Fannie Mae Pool, 12M USD LIBOR +
	1.627%	3.627%	3/1/38	82	85
3,4,6Fannie Mae Pool, 12M USD LIBOR +
	1.635%	3.510%	11/1/36	21	23
3,4,6Fannie Mae Pool, 12M USD LIBOR +
	1.643%	3.664%	1/1/37	75	78
3,4,6Fannie Mae Pool, 12M USD LIBOR +
	1.658%	2.408%	7/1/35	179	189

3,4,6Fannie Mae Pool, 12M USD LIBOR +
1.658%	2.754%	10/1/42	455	458
3,4,6Fannie Mae Pool, 12M USD LIBOR +
1.660%	3.296%	9/1/40	67	71
3,4,6Fannie Mae Pool, 12M USD LIBOR +
1.665%	2.540%	6/1/36	11	12
3,4,6Fannie Mae Pool, 12M USD LIBOR +
1.682%	3.682%	4/1/36	59	62
3,4,6Fannie Mae Pool, 12M USD LIBOR +
1.684%	3.727%	12/1/33	60	64
3,4,6Fannie Mae Pool, 12M USD LIBOR +
1.687%	2.920%	6/1/42	778	815
3,4,6Fannie Mae Pool, 12M USD LIBOR +
1.690%	2.326%	9/1/42	837	880
3,4,6Fannie Mae Pool, 12M USD LIBOR +
1.690%	3.149%	5/1/40	203	214
3,4,6Fannie Mae Pool, 12M USD LIBOR +
1.690%	3.514%	10/1/39	207	216
3,4,6Fannie Mae Pool, 12M USD LIBOR +
1.693%	3.623%	11/1/39	247	261
3,4,6Fannie Mae Pool, 12M USD LIBOR +
1.695%	2.445%	7/1/39	71	74
3,4,6Fannie Mae Pool, 12M USD LIBOR +
1.698%	2.810%	8/1/40	157	166
3,4,6Fannie Mae Pool, 12M USD LIBOR +
1.700%	2.678%	7/1/37	137	147
3,4,6Fannie Mae Pool, 12M USD LIBOR +
1.700%	3.575%	1/1/42	674	704
3,4,6Fannie Mae Pool, 12M USD LIBOR +
1.700%	3.603%	10/1/42	534	569
3,4,6Fannie Mae Pool, 12M USD LIBOR +
1.700%	3.747%	12/1/40	201	215
3,4,6Fannie Mae Pool, 12M USD LIBOR +
1.705%	3.807%	11/1/39	110	115
3,4,6Fannie Mae Pool, 12M USD LIBOR +
1.726%	3.557%	5/1/42	665	701
3,4,6Fannie Mae Pool, 12M USD LIBOR +
1.729%	3.578%	9/1/34	73	75
3,4,6Fannie Mae Pool, 12M USD LIBOR +
1.732%	3.141%	9/1/43	1,066	1,104
3,4,6Fannie Mae Pool, 12M USD LIBOR +
1.739%	2.614%	6/1/41	79	83
3,4,6Fannie Mae Pool, 12M USD LIBOR +
1.747%	2.587%	7/1/41	735	780
3,4,6Fannie Mae Pool, 12M USD LIBOR +
1.748%	3.748%	5/1/35	99	104
3,4,6Fannie Mae Pool, 12M USD LIBOR +
1.750%	2.751%	10/1/40	99	105
3,4,6Fannie Mae Pool, 12M USD LIBOR +
1.750%	3.750%	2/1/36	112	117
3,4,6Fannie Mae Pool, 12M USD LIBOR +
1.771%	3.596%	5/1/42	214	225
3,4,6Fannie Mae Pool, 12M USD LIBOR +
1.780%	3.780%	2/1/41	206	219
3,4,6Fannie Mae Pool, 12M USD LIBOR +
1.781%	3.136%	7/1/42	510	555

3,4,6Fannie Mae Pool, 12M USD LIBOR +
1.792%	3.368%	8/1/42	1,014	1,023
3,4,6Fannie Mae Pool, 12M USD LIBOR +
1.795%	3.166%	3/1/42	507	549
3,4,6Fannie Mae Pool, 12M USD LIBOR +
1.795%	3.795%	3/1/42	590	629
3,4,6Fannie Mae Pool, 12M USD LIBOR +
1.799%	3.323%	2/1/42	1,531	1,644
3,4,6Fannie Mae Pool, 12M USD LIBOR +
1.805%	3.747%	11/1/41	469	505
3,4,6Fannie Mae Pool, 12M USD LIBOR +
1.810%	3.685%	10/1/40	534	566
3,4,6Fannie Mae Pool, 12M USD LIBOR +
1.810%	3.810%	12/1/40	240	255
3,4,6Fannie Mae Pool, 12M USD LIBOR +
1.810%	3.935%	11/1/33–11/1/39	222	238
3,4,6Fannie Mae Pool, 12M USD LIBOR +
1.813%	3.858%	1/1/42	448	477
3,4,6Fannie Mae Pool, 12M USD LIBOR +
1.813%	3.965%	11/1/41	275	294
3,4,6Fannie Mae Pool, 12M USD LIBOR +
1.815%	3.189%	5/1/41	372	399
3,4,6Fannie Mae Pool, 12M USD LIBOR +
1.815%	3.690%	11/1/40	182	193
3,4,6Fannie Mae Pool, 12M USD LIBOR +
1.815%	3.741%	12/1/40	172	180
3,4,6Fannie Mae Pool, 12M USD LIBOR +
1.815%	3.815%	2/1/41	337	361
3,4,6Fannie Mae Pool, 12M USD LIBOR +
1.815%	3.902%	12/1/41	366	392
3,4,6Fannie Mae Pool, 12M USD LIBOR +
1.816%	2.824%	9/1/40	461	489
3,4,6Fannie Mae Pool, 12M USD LIBOR +
1.819%	3.840%	3/1/41	383	407
3,4,6Fannie Mae Pool, 12M USD LIBOR +
1.820%	3.913%	12/1/40	191	202
3,4,6Fannie Mae Pool, 12M USD LIBOR +
1.822%	3.499%	12/1/39	200	210
3,4,6Fannie Mae Pool, 12M USD LIBOR +
1.824%	3.824%	2/1/41	209	212
3,4,6Fannie Mae Pool, 12M USD LIBOR +
1.825%	3.825%	3/1/41	375	408
3,4,6Fannie Mae Pool, 12M USD LIBOR +
1.826%	2.826%	7/1/38	78	81
3,4,6Fannie Mae Pool, 12M USD LIBOR +
1.830%	2.830%	6/1/41	354	376
3,4,6Fannie Mae Pool, 12M USD LIBOR +
1.835%	3.859%	1/1/40	206	217
3,4,6Fannie Mae Pool, 12M USD LIBOR +
1.840%	2.566%	8/1/39	191	202
3,4,6Fannie Mae Pool, 12M USD LIBOR +
1.847%	3.088%	2/1/42	451	486
3,4,6Fannie Mae Pool, 12M USD LIBOR +
1.860%	3.649%	5/1/40	76	80
3,4,6Fannie Mae Pool, 12M USD LIBOR +
1.880%	3.484%	11/1/34	238	256

3,4,6Fannie Mae Pool, 12M USD LIBOR +
1.909%	3.659%	4/1/37	185	199
3,4,6Fannie Mae Pool, 12M USD LIBOR +
1.912%	2.787%	5/1/36	21	21
3,4,6Fannie Mae Pool, 12M USD LIBOR +
1.965%	3.965%	4/1/37	5	5
3,4,6Fannie Mae Pool, 12M USD LIBOR +
2.130%	3.292%	10/1/36	103	112
3,4,6Fannie Mae Pool, 1YR CMT + 2.155%	3.780%	12/1/37	362	376
3,4,6Fannie Mae Pool, 1YR CMT + 2.238%	2.613%	7/1/38	73	77
3,4,6Fannie Mae Pool, 1YR CMT + 2.268%	4.018%	12/1/35	81	86
3,4,6Fannie Mae Pool, 1YR CMT + 2.313%	3.964%	1/1/35	106	114
3,4,6Fannie Mae Pool, 6M USD LIBOR + 1.146%	2.678%	4/1/37	396	415
3,4,6Fannie Mae Pool, 6M USD LIBOR + 1.840%	2.715%	8/1/37	137	145
3,4,6Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.511%	3.461%	3/1/37	32	32
3,4,6Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.570%	3.570%	3/1/37	9	10
3,4,6Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.588%	2.740%	9/1/37	55	57
3,4,6Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.625%	3.625%	1/1/38	37	40
3,4,6Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.640%	2.655%	5/1/42	115	116
3,4,6Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.640%	3.418%	11/1/43	768	803
3,4,6Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.640%	3.755%	12/1/36	109	117
3,4,6Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.660%	3.713%	10/1/37	347	362
3,4,6Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.695%	3.695%	2/1/37	75	81
3,4,6Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.727%	3.727%	1/1/35	19	20
3,4,6Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.743%	3.866%	12/1/36	148	154
3,4,6Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.745%	3.751%	12/1/40	553	583
3,4,6Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.750%	3.500%	5/1/38	23	24
3,4,6Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.750%	3.815%	12/1/41	373	397
3,4,6Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.765%	3.730%	12/1/36	40	43
3,4,6Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.798%	3.872%	12/1/34	107	110
3,4,6Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.802%	3.255%	6/1/37	243	262
3,4,6Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.830%	3.955%	12/1/35	110	117
3,4,6Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.831%	2.831%	1/1/37	38	41
3,4,6Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.831%	3.532%	3/1/42	343	367
3,4,6Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.840%	2.840%	6/1/37	26	27

	3,4,6Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.861%	3.931%	2/1/42	124	132
	3,4,6Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.867%	2.585%	8/1/37	78	81
	3,4,6Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.880%	2.772%	6/1/40	134	142
	3,4,6Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.880%	2.812%	6/1/41	99	104
	3,4,6Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.880%	2.880%	6/1/40	183	190
	3,4,6Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.880%	2.923%	5/1/40	132	137
	3,4,6Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.880%	3.630%	5/1/40	59	63
	3,4,6Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.880%	3.880%	12/1/40–3/1/41	739	787
	3,4,6Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.889%	3.790%	2/1/42	348	355
	3,4,6Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.894%	3.343%	9/1/40	513	546
	3,4,6Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.900%	2.814%	6/1/40	155	161
	3,4,6Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.900%	3.844%	11/1/40	289	301
	3,4,6Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.910%	3.910%	2/1/41	334	362
	3,4,6Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.910%	3.928%	1/1/41	75	80
	3,4,6Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.995%	3.995%	3/1/37	139	149
	3,4,6Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.996%	3.531%	5/1/37	501	523
	3,4,6Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 2.085%	4.085%	3/1/38	24	25
	3,4,6Freddie Mac Non Gold Pool, 1YR CMT +
	2.250%	2.906%	5/1/36	96	101
	3,4,6Freddie Mac Non Gold Pool, 1YR CMT +
	2.250%	3.109%	11/1/36	46	47
	3,4,6Freddie Mac Non Gold Pool, 1YR CMT +
	2.250%	3.757%	2/1/36	66	69
	3,4,6Freddie Mac Non Gold Pool, 1YR CMT +
	2.250%	3.957%	11/1/34	255	268
	3,4,6Freddie Mac Non Gold Pool, 1YR CMT +
	2.410%	4.036%	10/1/36	192	206
	3,4,6Freddie Mac Non Gold Pool, 1YR CMT +
	2.549%	4.048%	3/1/37	37	38
	3,4,6Freddie Mac Non Gold Pool, 6M USD LIBOR
	+ 1.355%	2.855%	6/1/37	88	90
	3,4,6Freddie Mac Non Gold Pool, 6M USD LIBOR
	+ 1.570%	2.191%	3/1/37	8	9
	3,4,6Freddie Mac Non Gold Pool, 6M USD LIBOR
	+ 1.665%	2.575%	1/1/37	205	217
4,6	Ginnie Mae II Pool, 1YR CMT + 1.500%	2.875%	6/20/29–6/20/43	3,299	3,457
4,6	Ginnie Mae II Pool, 1YR CMT + 1.500%	3.000%	1/20/41–3/20/43	4,646	4,865
4,6	Ginnie Mae II Pool, 1YR CMT + 1.500%	3.125%	10/20/38–12/20/43	4,119	4,274
4,6	Ginnie Mae II Pool, 1YR CMT + 1.500%	3.250%	7/20/38–8/20/41	2,042	2,112
4,6	Ginnie Mae II Pool, 1YR CMT + 2.000%	2.375%	5/20/41	176	182

4,6	Ginnie Mae II Pool, 1YR CMT + 2.000%	3.375%	5/20/41	109	113
4,6	Ginnie Mae II Pool, 1YR CMT + 2.000%	3.625%	11/20/40	33	35
					56,133
Total U.S. Government and Agency Obligations (Cost $119,217,568)					126,530,099
Asset-Backed/Commercial Mortgage-Backed Securities (2.6%)
4	Ally Auto Receivables Trust 2017-4	1.750%	12/15/21	320	320
4	Ally Auto Receivables Trust 2017-4	1.960%	7/15/22	2,568	2,584
4	Ally Auto Receivables Trust 2018-1	2.350%	6/15/22	1,240	1,246
4	Ally Auto Receivables Trust 2018-1	2.530%	2/15/23	1,450	1,475
4	Ally Auto Receivables Trust 2018-3	3.000%	1/17/23	746	755
4	Ally Auto Receivables Trust 2018-3	3.120%	7/17/23	1,925	1,988
4	Ally Auto Receivables Trust 2019-2	2.230%	1/16/24	12,500	12,747
4	Ally Auto Receivables Trust 2019-2	2.260%	8/15/24	1,450	1,511
4	Ally Auto Receivables Trust 2019-4	1.840%	6/17/24	10,370	10,554
4	Ally Auto Receivables Trust 2019-4	1.920%	1/15/25	1,250	1,296
4	Ally Master Owner Trust Series 2018-1	2.700%	1/17/23	18,450	18,574
4	Ally Master Owner Trust Series 2018-2	3.290%	5/15/23	4,925	5,016
4	American Express Credit Account Master
	Trust 2017-6	2.040%	5/15/23	16,125	16,135
4	American Express Credit Account Master
	Trust 2017-7	2.350%	5/15/25	9,825	10,229
4	American Express Credit Account Master
	Trust 2018-2	3.010%	10/15/25	11,025	11,747
4	American Express Credit Account Master
	Trust 2018-4	2.990%	12/15/23	14,175	14,416
4	American Express Credit Account Master
	Trust 2018-8	3.180%	4/15/24	9,000	9,252
4	American Express Credit Account Master
	Trust 2019-1	2.870%	10/15/24	12,800	13,291
4	AmeriCredit Automobile Receivables Trust
	2018-1	3.070%	12/19/22	1,656	1,668
4	AmeriCredit Automobile Receivables Trust
	2018-1	3.260%	1/18/24	2,456	2,509
4	AmeriCredit Automobile Receivables Trust
	2018-1	3.500%	1/18/24	1,650	1,716
4	AmeriCredit Automobile Receivables Trust
	2019-1	2.970%	11/20/23	3,950	4,026
4	AmeriCredit Automobile Receivables Trust
	2020-2	0.660%	12/18/24	700	702
4	Banc of America Commercial Mortgage Trust
	2015-UBS7	3.429%	9/15/48	1,424	1,519
4	Banc of America Commercial Mortgage Trust
	2015-UBS7	3.705%	9/15/48	2,525	2,816
4	Banc of America Commercial Mortgage Trust
	2017-BNK3	3.116%	2/15/50	500	513
4	Banc of America Commercial Mortgage Trust
	2017-BNK3	3.574%	2/15/50	7,560	8,555
4	Banc of America Commercial Mortgage Trust
	2017-BNK3	3.748%	2/15/50	2,800	3,111
4	BANK 2017 - BNK4	3.625%	5/15/50	5,950	6,773
4	BANK 2017 - BNK5	3.390%	6/15/60	7,000	7,890
4	BANK 2017 - BNK5	3.624%	6/15/60	3,500	3,867
4	BANK 2017 - BNK6	3.254%	7/15/60	3,650	4,080
4	BANK 2017 - BNK6	3.518%	7/15/60	9,383	10,668
4	BANK 2017 - BNK6	3.741%	7/15/60	9,929	11,065
4	BANK 2017 - BNK7	3.175%	9/15/60	7,575	8,382

4 BANK 2017 - BNK7	3.435%	9/15/60	4,690	5,316
4 BANK 2017 - BNK7	3.748%	9/15/60	5,225	5,910
4 BANK 2017 - BNK8	3.488%	11/15/50	5,925	6,731
4 BANK 2017 - BNK8	3.731%	11/15/50	1,000	1,119
4 BANK 2017 - BNK9	3.279%	11/15/54	6,075	6,712
4 BANK 2017 - BNK9	3.538%	11/15/54	5,925	6,758
4 BANK 2018 - BN10	3.641%	2/15/61	1,425	1,600
4 BANK 2018 - BN10	3.688%	2/15/61	4,375	5,035
4 BANK 2018 - BN10	3.898%	2/15/61	1,650	1,886
4 BANK 2018 - BN11	4.046%	3/15/61	4,275	5,018
4 BANK 2018 - BN12	4.255%	5/15/61	5,100	6,034
4 BANK 2018 - BN12	4.489%	5/15/61	1,650	1,951
4 BANK 2018 - BN13	3.953%	8/15/61	2,235	2,614
4 BANK 2018 - BN13	4.217%	8/15/61	6,200	7,351
4 BANK 2018 - BN14	4.128%	9/15/60	5,725	6,225
4 BANK 2018 - BN14	4.231%	9/15/60	2,425	2,882
4 BANK 2018 - BN14	4.481%	9/15/60	2,600	3,071
4 BANK 2018 - BN15	4.407%	11/15/61	9,060	10,852
4 BANK 2019 - BN16	4.005%	2/15/52	6,850	8,076
4 BANK 2019 - BN17	3.714%	4/15/52	5,070	5,897
4 BANK 2019 - BN17	3.976%	4/15/52	2,125	2,461
4 BANK 2019 - BN18	3.584%	5/15/62	2,650	3,083
4 BANK 2019 - BN18	3.826%	5/15/62	2,050	2,363
4 BANK 2019 - BN19	3.183%	8/15/61	3,400	3,839
4 BANK 2019 - BN20	3.011%	9/15/62	7,775	8,719
4 BANK 2019 - BN21	2.851%	10/17/52	2,550	2,827
4 BANK 2019 - BN21	3.093%	10/17/52	3,275	3,598
4 BANK 2019 - BN22	2.978%	11/15/62	3,630	4,066
4 BANK 2019 - BN23	2.920%	12/15/52	8,290	9,249
4 BANK 2019 - BN23	3.203%	12/15/52	3,125	3,458
4 BANK 2019 - BN24	2.960%	11/15/62	6,225	6,968
4 BANK 2019 - BN24	3.283%	11/15/62	2,900	3,235
4 BANK 2020 - BN25	2.649%	1/15/63	4,025	4,415
4 BANK 2020 - BN25	2.841%	1/15/63	2,970	3,217
4 BANK 2020 - BN26	2.403%	3/15/63	7,625	8,204
4 BANK 2020 - BN26	2.687%	3/15/63	2,410	2,581
4 BANK 2020 - BNK27	2.144%	4/15/63	6,675	7,027
4 BANK 2020 - BNK27	2.551%	4/15/63	1,950	2,075
4 BANK 2020 - BNK28	1.844%	3/15/63	1,950	2,001
4 Bank of America Credit Card Trust 2018-A1	2.700%	7/17/23	20,100	20,283
4 Bank of America Credit Card Trust 2018-A2	3.000%	9/15/23	18,200	18,469
4 Bank of America Credit Card Trust 2018-A3	3.100%	12/15/23	6,750	6,899
4 Bank of America Credit Card Trust 2019-A1	1.740%	1/15/25	8,125	8,354
Bank of Nova Scotia	1.875%	4/26/21	5,225	5,271
4 BBCMS Mortgage Trust 2017-C1	3.674%	2/15/50	10,625	12,134
4 BBCMS Mortgage Trust 2017-C1	3.898%	2/15/50	2,900	3,247
4 BBCMS Mortgage Trust 2018-C2	4.314%	12/15/51	10,125	12,104
4 BBCMS Mortgage Trust 2019-C3	3.583%	5/15/52	17,100	19,699
4 BBCMS Mortgage Trust 2019-C4	2.919%	8/15/52	12,600	13,968
4 BBCMS Mortgage Trust 2019-C4	3.171%	8/15/52	1,050	1,159
4 BBCMS Mortgage Trust 2019-C5	3.063%	11/15/52	6,750	7,583
4 BBCMS Mortgage Trust 2019-C5	3.366%	11/15/52	4,150	4,654
4 BBCMS Mortgage Trust 2020-C6	2.639%	2/15/53	6,070	6,669
4 BBCMS Mortgage Trust 2020-C6	2.840%	2/15/53	1,600	1,738
4 BBCMS Mortgage Trust 2020-C7	2.037%	4/15/53	1,750	1,831
4 Benchmark 2018-B1 Mortgage Trust	3.666%	1/15/51	4,700	5,419
4 Benchmark 2018-B1 Mortgage Trust	3.878%	1/15/51	2,050	2,337

4 Benchmark 2018-B2 Mortgage Trust	3.662%	2/15/51	4,150	4,346
4 Benchmark 2018-B2 Mortgage Trust	3.882%	2/15/51	10,070	11,633
4 Benchmark 2018-B2 Mortgage Trust	4.084%	2/15/51	5,675	6,513
4 Benchmark 2018-B3 Mortgage Trust	3.848%	4/10/51	3,875	4,104
4 Benchmark 2018-B3 Mortgage Trust	4.025%	4/10/51	10,250	12,075
4 Benchmark 2018-B4 Mortgage Trust	4.121%	7/15/51	2,725	3,233
4 Benchmark 2018-B4 Mortgage Trust	4.311%	7/15/51	4,000	4,625
4 Benchmark 2018-B5 Mortgage Trust	4.208%	7/15/51	2,100	2,511
4 Benchmark 2018-B5 Mortgage Trust	4.419%	7/15/51	1,750	2,059
4 Benchmark 2018-B6 Mortgage Trust	4.203%	10/10/51	5,650	6,126
4 Benchmark 2018-B6 Mortgage Trust	4.261%	10/10/51	7,075	8,497
4 Benchmark 2018-B6 Mortgage Trust	4.441%	10/10/51	2,175	2,600
4 Benchmark 2018-B7 Mortgage Trust	4.377%	5/15/53	2,225	2,415
4 Benchmark 2018-B7 Mortgage Trust	4.510%	5/15/53	9,566	11,697
4 Benchmark 2018-B8 Mortgage Trust	4.232%	1/15/52	2,800	3,368
4 Benchmark 2018-B8 Mortgage Trust	4.532%	1/15/52	4,000	4,817
4 Benchmark 2019-B10 Mortgage Trust	3.717%	3/15/62	7,425	8,695
4 Benchmark 2019-B10 Mortgage Trust	3.979%	3/15/62	3,200	3,685
4 Benchmark 2019-B11 Mortgage Trust	3.542%	5/15/52	2,550	2,956
4 Benchmark 2019-B11 Mortgage Trust	3.784%	5/15/52	3,350	3,848
4 Benchmark 2019-B13 Mortgage Trust	2.952%	8/15/57	3,647	4,074
4 Benchmark 2019-B14 Mortgage Trust	3.049%	12/15/62	2,900	3,268
4 Benchmark 2019-B15 Mortgage Trust	2.928%	12/15/72	1,045	1,167
4 Benchmark 2019-B9 Mortgage Trust	4.016%	3/15/52	6,509	7,737
4 Benchmark 2019-IG1 Mortgage Trust	2.687%	9/15/43	6,365	7,007
4 Benchmark 2019-IG1 Mortgage Trust	2.909%	9/15/43	2,125	2,301
4 Benchmark 2020-B16 Mortgage Trust	2.732%	2/15/53	4,225	4,660
4 Benchmark 2020-B16 Mortgage Trust	2.944%	2/15/53	1,035	1,131
4 Benchmark 2020-B17 Mortgage Trust	2.289%	3/15/53	14,279	15,211
4 Benchmark 2020-B17 Mortgage Trust	2.583%	3/15/53	1,200	1,269
4 Benchmark 2020-B19 Mortgage Trust	1.850%	9/15/53	2,350	2,413
4 Benchmark 2020-B19 Mortgage Trust	2.148%	9/15/53	775	796
4 BMW Vehicle Owner Trust 2018-A	2.350%	4/25/22	1,875	1,884
4 BMW Vehicle Owner Trust 2018-A	2.510%	6/25/24	1,375	1,400
4 BMW Vehicle Owner Trust 2020-A	0.480%	10/25/24	975	977
4 BMW Vehicle Owner Trust 2020-A	0.620%	4/26/27	400	402
4 Cantor Commercial Real Estate Lending
2019-CF1	3.786%	5/15/52	5,705	6,698
4 Cantor Commercial Real Estate Lending
2019-CF2	2.874%	11/15/52	6,150	6,782
4 Cantor Commercial Real Estate Lending
2019-CF3	3.006%	1/15/53	6,225	6,992
4 Cantor Commercial Real Estate Lending
2019-CF3	3.298%	1/15/53	2,675	2,988
4 Capital One Auto Receivables Trust 2019-1	2.510%	11/15/23	5,025	5,138
4 Capital One Auto Receivables Trust 2019-1	2.560%	10/15/24	1,675	1,752
4 Capital One Auto Receivables Trust 2020-1	1.600%	11/15/24	2,520	2,573
4 Capital One Auto Receivables Trust 2020-1	1.630%	8/15/25	630	650
4 Capital One Multi-Asset Execution Trust
2015-A8	2.050%	8/15/23	4,950	4,953
4 Capital One Multi-Asset Execution Trust
2017-A3	2.430%	1/15/25	7,025	7,249
4 Capital One Multi-Asset Execution Trust
2017-A6	2.290%	7/15/25	9,400	9,764
4 Capital One Multi-Asset Execution Trust
2018-A1	3.010%	2/15/24	5,250	5,328

4 Capital One Multi-Asset Execution Trust
2019-A1	2.840%	12/15/24	3,350	3,468
4 CarMax Auto Owner Trust 2016-3	1.600%	1/18/22	363	363
4 CarMax Auto Owner Trust 2017-4	2.110%	10/17/22	1,221	1,227
4 CarMax Auto Owner Trust 2017-4	2.330%	5/15/23	2,350	2,395
4 CarMax Auto Owner Trust 2018-1	2.480%	11/15/22	1,837	1,853
4 CarMax Auto Owner Trust 2018-1	2.640%	6/15/23	900	925
4 CarMax Auto Owner Trust 2018-2	2.980%	1/17/23	2,242	2,274
4 CarMax Auto Owner Trust 2018-2	3.160%	7/17/23	2,025	2,104
4 CarMax Auto Owner Trust 2019-4	2.020%	11/15/24	8,250	8,499
4 CarMax Auto Owner Trust 2019-4	2.130%	7/15/25	1,025	1,075
4 CarMax Auto Owner Trust 2020-1	1.890%	12/16/24	7,489	7,686
4 CarMax Auto Owner Trust 2020-1	2.030%	6/16/25	635	665
4 CarMax Auto Owner Trust 2020-2	1.700%	11/15/24	5,880	6,018
4 CarMax Auto Owner Trust 2020-3	0.620%	3/17/25	5,350	5,376
4 CarMax Auto Owner Trust 2020-3	0.770%	3/16/26	600	606
4 CD 2006-CD3 Commercial Mortgage Trust	5.648%	10/15/48	1,900	1,934
4 CD 2016-CD1 Commercial Mortgage Trust	2.724%	8/10/49	5,650	6,097
4 CD 2016-CD2 Commercial Mortgage Trust	3.526%	11/10/49	5,000	5,629
4 CD 2017-CD3 Commercial Mortgage Trust	3.453%	2/10/50	1,862	2,015
4 CD 2017-CD3 Commercial Mortgage Trust	3.631%	2/10/50	14,170	16,068
4 CD 2017-CD3 Commercial Mortgage Trust	3.833%	2/10/50	3,706	4,169
4 CD 2017-CD4 Commercial Mortgage Trust	3.514%	5/10/50	4,400	4,972
4 CD 2017-CD4 Commercial Mortgage Trust	3.747%	5/10/50	3,000	3,308
4 CD 2017-CD5 Commercial Mortgage Trust	3.431%	8/15/50	3,500	3,946
4 CD 2017-CD6 Commercial Mortgage Trust	3.332%	11/13/50	2,400	2,640
4 CD 2017-CD6 Commercial Mortgage Trust	3.456%	11/13/50	4,715	5,340
4 CD 2017-CD6 Commercial Mortgage Trust	3.709%	11/13/50	2,825	3,123
4 CD 2018-CD7 Commercial Mortgage Trust	4.279%	8/15/51	12,700	15,158
4 CD 2019-CD8 Commercial Mortgage Trust	2.912%	8/15/57	8,400	9,334
4 CenterPoint Energy Transition Bond Co. IV
LLC 2012-1	3.028%	10/15/25	5,300	5,549
4 CFCRE Commercial Mortgage Trust 2016-
C3	3.865%	1/10/48	3,650	4,105
4 CFCRE Commercial Mortgage Trust 2016-
C4	3.283%	5/10/58	5,050	5,493
4 CFCRE Commercial Mortgage Trust 2016-
C4	3.691%	5/10/58	3,600	3,962
4 CFCRE Commercial Mortgage Trust 2016-
C6	3.217%	11/10/49	9,400	10,283
4 CFCRE Commercial Mortgage Trust 2017-
C8	3.572%	6/15/50	3,000	3,371
4 Chase Issuance Trust 2012-A7	2.160%	9/15/24	16,005	16,582
4 Chase Issuance Trust 2014-A2	2.770%	3/15/23	7,550	7,637
4 Chase Issuance Trust 2020-A1	1.530%	1/15/25	21,035	21,602
4 Citibank Credit Card Issuance Trust 2014-A1	2.880%	1/23/23	15,000	15,120
4 Citibank Credit Card Issuance Trust 2014-A5	2.680%	6/7/23	6,525	6,631
4 Citibank Credit Card Issuance Trust 2016-A2	2.190%	11/20/23	7,175	7,335
4 Citibank Credit Card Issuance Trust 2018-A1	2.490%	1/20/23	19,200	19,330
4 Citibank Credit Card Issuance Trust 2018-A3	3.290%	5/23/25	20,500	22,076
4 Citigroup Commercial Mortgage Trust 2012-
GC8	3.024%	9/10/45	3,777	3,892
4 Citigroup Commercial Mortgage Trust 2013-
GC11	3.093%	4/10/46	2,300	2,404
4 Citigroup Commercial Mortgage Trust 2013-
GC11	3.422%	4/10/46	1,300	1,360

4 Citigroup Commercial Mortgage Trust 2013-
GC15	3.942%	9/10/46	484	506
4 Citigroup Commercial Mortgage Trust 2013-
GC15	4.371%	9/10/46	1,200	1,317
4 Citigroup Commercial Mortgage Trust 2013-
GC15	4.649%	9/10/46	1,700	1,837
4 Citigroup Commercial Mortgage Trust 2013-
GC17	3.675%	11/10/46	356	372
4 Citigroup Commercial Mortgage Trust 2013-
GC17	4.131%	11/10/46	1,825	1,997
4 Citigroup Commercial Mortgage Trust 2013-
GC17	4.544%	11/10/46	750	812
4 Citigroup Commercial Mortgage Trust 2013-
GC17	5.095%	11/10/46	750	797
4 Citigroup Commercial Mortgage Trust 2014-
GC19	3.552%	3/10/47	521	542
4 Citigroup Commercial Mortgage Trust 2014-
GC19	4.023%	3/10/47	1,150	1,252
4 Citigroup Commercial Mortgage Trust 2014-
GC19	4.345%	3/10/47	955	1,032
4 Citigroup Commercial Mortgage Trust 2014-
GC21	3.477%	5/10/47	281	294
4 Citigroup Commercial Mortgage Trust 2014-
GC21	3.855%	5/10/47	1,675	1,826
4 Citigroup Commercial Mortgage Trust 2014-
GC21	4.328%	5/10/47	1,350	1,413
4 Citigroup Commercial Mortgage Trust 2014-
GC23	3.622%	7/10/47	2,725	2,962
4 Citigroup Commercial Mortgage Trust 2014-
GC25	3.635%	10/10/47	6,215	6,787
4 Citigroup Commercial Mortgage Trust 2015-
GC27	3.137%	2/10/48	7,425	8,017
4 Citigroup Commercial Mortgage Trust 2015-
GC27	3.571%	2/10/48	3,025	3,239
4 Citigroup Commercial Mortgage Trust 2015-
GC29	2.674%	4/10/48	25	25
4 Citigroup Commercial Mortgage Trust 2015-
GC29	3.758%	4/10/48	2,937	3,100
4 Citigroup Commercial Mortgage Trust 2015-
GC31	3.762%	6/10/48	2,925	3,266
4 Citigroup Commercial Mortgage Trust 2015-
GC33	3.778%	9/10/58	3,375	3,781
4 Citigroup Commercial Mortgage Trust 2015-
GC36	3.349%	2/10/49	1,483	1,622
4 Citigroup Commercial Mortgage Trust 2016-
C1	3.003%	5/10/49	2,075	2,197
4 Citigroup Commercial Mortgage Trust 2016-
C1	3.209%	5/10/49	3,950	4,351
4 Citigroup Commercial Mortgage Trust 2016-
C2	2.832%	8/10/49	2,500	2,701
4 Citigroup Commercial Mortgage Trust 2016-
GC36	3.616%	2/10/49	9,590	10,715
4 Citigroup Commercial Mortgage Trust 2016-
P4	2.646%	7/10/49	1,500	1,569
4 Citigroup Commercial Mortgage Trust 2016-
P4	2.902%	7/10/49	2,350	2,551

4	Citigroup Commercial Mortgage Trust 2017-
	B1	3.458%	8/15/50	9,900	11,215
4	Citigroup Commercial Mortgage Trust 2017-
	B1	3.711%	8/15/50	1,950	2,175
4	Citigroup Commercial Mortgage Trust 2017-
	C4	3.471%	10/12/50	7,779	8,831
4	Citigroup Commercial Mortgage Trust 2017-
	C4	3.764%	10/12/50	1,575	1,759
4	Citigroup Commercial Mortgage Trust 2018-
	B2	3.788%	3/10/51	2,300	2,410
4	Citigroup Commercial Mortgage Trust 2018-
	B2	4.009%	3/10/51	14,475	16,866
4	Citigroup Commercial Mortgage Trust 2018-
	C6	4.412%	11/10/51	1,900	2,285
4	Citigroup Commercial Mortgage Trust 2019-
	GC41	2.869%	8/10/56	10,500	11,632
4	Citigroup Commercial Mortgage Trust 2019-
	GC43	3.038%	11/10/52	12,365	13,808
4	Citigroup Commercial Mortgage Trust 2020-
	GC46	2.717%	2/15/53	10,880	11,900
4	Citigroup Commercial Mortgage Trust 2020-
	GC46	2.918%	2/15/53	2,100	2,285
4	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	1,285	1,324
4	COMM 2012-CCRE2 Mortgage Trust	3.791%	8/15/45	1,825	1,884
4	COMM 2012-CCRE3 Mortgage Trust	2.822%	10/15/45	5,334	5,440
4,7	COMM 2012-CCRE3 Mortgage Trust	3.416%	10/15/45	2,195	2,249
4	COMM 2012-CCRE4 Mortgage Trust	2.853%	10/15/45	6,262	6,384
4	COMM 2012-CCRE5 Mortgage Trust	2.771%	12/10/45	1,500	1,552
4	COMM 2013-CCRE10 Mortgage Trust	4.210%	8/10/46	660	717
4	COMM 2013-CCRE11 Mortgage Trust	3.660%	8/10/50	858	896
4	COMM 2013-CCRE11 Mortgage Trust	3.983%	8/10/50	1,750	1,889
4	COMM 2013-CCRE11 Mortgage Trust	4.258%	8/10/50	6,490	7,099
4	COMM 2013-CCRE11 Mortgage Trust	4.715%	8/10/50	1,310	1,435
4	COMM 2013-CCRE12 Mortgage Trust	3.623%	10/10/46	694	724
4	COMM 2013-CCRE12 Mortgage Trust	3.765%	10/10/46	1,428	1,540
4	COMM 2013-CCRE12 Mortgage Trust	4.046%	10/10/46	1,125	1,223
4	COMM 2013-CCRE12 Mortgage Trust	4.300%	10/10/46	750	807
4	COMM 2013-CCRE12 Mortgage Trust	4.762%	10/10/46	350	350
4	COMM 2013-CCRE13 Mortgage Trust	3.706%	11/10/46	254	265
4	COMM 2013-CCRE13 Mortgage Trust	4.194%	11/10/46	3,700	4,047
4	COMM 2013-CCRE13 Mortgage Trust	4.449%	11/10/46	1,100	1,202
4	COMM 2013-CCRE6 Mortgage Trust	3.101%	3/10/46	2,144	2,236
4	COMM 2013-CCRE7 Mortgage Trust	3.213%	3/10/46	870	914
4	COMM 2013-CCRE8 Mortgage Trust	3.612%	6/10/46	1,888	2,010
4	COMM 2013-CCRE9 Mortgage Trust	4.362%	7/10/45	2,295	2,491
4	COMM 2013-LC13 Mortgage Trust	4.205%	8/10/46	2,020	2,163
4	COMM 2013-LC6 Mortgage Trust	2.941%	1/10/46	3,194	3,324
4	COMM 2013-LC6 Mortgage Trust	3.282%	1/10/46	2,184	2,274
4	COMM 2013-LC6 Mortgage Trust	4.242%	1/10/46	500	503
4	COMM 2014-CCRE14 Mortgage Trust	3.147%	2/10/47	1,017	1,019
4	COMM 2014-CCRE14 Mortgage Trust	4.236%	2/10/47	2,450	2,695
4	COMM 2014-CCRE14 Mortgage Trust	4.526%	2/10/47	2,725	2,962
4	COMM 2014-CCRE14 Mortgage Trust	4.768%	2/10/47	2,650	2,869
4	COMM 2014-CCRE15 Mortgage Trust	2.928%	2/10/47	800	802
4	COMM 2014-CCRE15 Mortgage Trust	3.595%	2/10/47	664	692
4	COMM 2014-CCRE15 Mortgage Trust	4.074%	2/10/47	1,737	1,903
4	COMM 2014-CCRE15 Mortgage Trust	4.842%	2/10/47	869	941

4 COMM 2014-CCRE16 Mortgage Trust	3.653%	4/10/47	1,106	1,156
4 COMM 2014-CCRE16 Mortgage Trust	4.278%	4/10/47	1,975	2,162
4 COMM 2014-CCRE17 Mortgage Trust	3.598%	5/10/47	698	728
4 COMM 2014-CCRE17 Mortgage Trust	3.977%	5/10/47	2,425	2,663
4 COMM 2014-CCRE17 Mortgage Trust	4.377%	5/10/47	955	999
4 COMM 2014-CCRE18 Mortgage Trust	3.452%	7/15/47	2,033	2,108
4 COMM 2014-CCRE18 Mortgage Trust	3.828%	7/15/47	975	1,068
4 COMM 2014-CCRE18 Mortgage Trust	4.103%	7/15/47	1,281	1,390
4 COMM 2014-CCRE19 Mortgage Trust	3.796%	8/10/47	5,775	6,343
4 COMM 2014-CCRE19 Mortgage Trust	4.080%	8/10/47	1,550	1,692
4 COMM 2014-CCRE20 Mortgage Trust	3.590%	11/10/47	1,525	1,664
4 COMM 2014-CCRE21 Mortgage Trust	3.528%	12/10/47	5,770	6,291
4 COMM 2014-LC15 Mortgage Trust	4.006%	4/10/47	5,225	5,707
4 COMM 2014-LC17 Mortgage Trust	3.164%	10/10/47	11	11
4 COMM 2014-LC17 Mortgage Trust	3.917%	10/10/47	1,550	1,714
4 COMM 2014-UBS2 Mortgage Trust	2.820%	3/10/47	1	1
4 COMM 2014-UBS2 Mortgage Trust	3.472%	3/10/47	459	476
4 COMM 2014-UBS2 Mortgage Trust	3.961%	3/10/47	1,699	1,862
4 COMM 2014-UBS2 Mortgage Trust	4.199%	3/10/47	475	515
4 COMM 2014-UBS2 Mortgage Trust	4.701%	3/10/47	301	320
4 COMM 2014-UBS3 Mortgage Trust	3.819%	6/10/47	3,075	3,358
4 COMM 2014-UBS4 Mortgage Trust	3.694%	8/10/47	6,000	6,564
4 COMM 2014-UBS4 Mortgage Trust	3.968%	8/10/47	1,502	1,629
4 COMM 2014-UBS5 Mortgage Trust	3.838%	9/10/47	4,575	5,036
4 COMM 2014-UBS6 Mortgage Trust	2.935%	12/10/47	632	632
4 COMM 2014-UBS6 Mortgage Trust	3.387%	12/10/47	3,282	3,453
4 COMM 2014-UBS6 Mortgage Trust	3.644%	12/10/47	7,500	8,225
4 COMM 2014-UBS6 Mortgage Trust	4.048%	12/10/47	2,275	2,490
4 COMM 2015-CCRE22 Mortgage Trust	2.856%	3/10/48	544	544
4 COMM 2015-CCRE22 Mortgage Trust	3.309%	3/10/48	5,325	5,813
4 COMM 2015-CCRE22 Mortgage Trust	3.603%	3/10/48	1,900	2,069
4 COMM 2015-CCRE23 Mortgage Trust	3.257%	5/10/48	2,023	2,128
4 COMM 2015-CCRE23 Mortgage Trust	3.497%	5/10/48	3,250	3,574
4 COMM 2015-CCRE23 Mortgage Trust	3.801%	5/10/48	1,450	1,584
4 COMM 2015-CCRE24 Mortgage Trust	3.432%	8/10/48	531	584
4 COMM 2015-CCRE25 Mortgage Trust	3.759%	8/10/48	3,500	3,919
4 COMM 2015-CCRE26 Mortgage Trust	3.630%	10/10/48	7,125	7,940
4 COMM 2015-CCRE27 Mortgage Trust	3.404%	10/10/48	3,575	3,792
4 COMM 2015-CCRE27 Mortgage Trust	3.612%	10/10/48	3,775	4,211
4 COMM 2015-LC19 Mortgage Trust	3.040%	2/10/48	664	694
4 COMM 2015-LC19 Mortgage Trust	3.183%	2/10/48	4,000	4,339
4 COMM 2015-LC19 Mortgage Trust	3.527%	2/10/48	1,775	1,907
4 COMM 2016-CCRE28 Mortgage Trust	3.762%	2/10/49	5,300	5,968
4 COMM 2016-DC2 Mortgage Trust	3.550%	2/10/49	4,375	4,674
4 COMM 2017-COR2 Mortgage Trust 2017-
COR2	3.317%	9/10/50	500	550
4 COMM 2018-COR3 Mortgage Trust	3.961%	5/10/51	2,500	2,871
4 COMM 2018-COR3 Mortgage Trust	4.228%	5/10/51	5,045	6,009
4 COMM 2019-G44 Mortgage Trust	2.950%	8/15/57	7,970	8,898
4 CSAIL 2015-C1 Commercial Mortgage Trust	3.505%	4/15/50	3,750	4,105
4 CSAIL 2015-C1 Commercial Mortgage Trust	3.791%	4/15/50	1,900	2,060
4 CSAIL 2015-C1 Commercial Mortgage Trust	4.044%	4/15/50	1,525	1,606
4 CSAIL 2015-C2 Commercial Mortgage Trust	3.504%	6/15/57	4,650	5,127
4 CSAIL 2015-C2 Commercial Mortgage Trust	3.849%	6/15/57	1,800	1,900
4 CSAIL 2015-C3 Commercial Mortgage Trust	3.448%	8/15/48	2,682	2,820
4 CSAIL 2015-C3 Commercial Mortgage Trust	3.718%	8/15/48	3,550	3,930
4 CSAIL 2015-C3 Commercial Mortgage Trust	4.244%	8/15/48	1,625	1,469

4	CSAIL 2015-C4 Commercial Mortgage Trust	3.617%	11/15/48	2,200	2,354
4	CSAIL 2015-C4 Commercial Mortgage Trust	3.808%	11/15/48	7,550	8,443
4	CSAIL 2016-C7 Commercial Mortgage Trust	3.502%	11/15/49	8,100	9,022
4	CSAIL 2017-C8 Commercial Mortgage Trust	3.392%	6/15/50	7,800	8,755
4	CSAIL 2017-CX10 Commercial Mortgage
	Trust	3.458%	11/15/50	5,925	6,710
4	CSAIL 2017-CX9 Commercial Mortgage
	Trust	3.446%	9/15/50	4,175	4,670
4	CSAIL 2018-CX11 Commercial Mortgage
	Trust	4.033%	4/15/51	12,250	14,243
4	CSAIL 2018-CX12 Commercial Mortgage
	Trust	4.224%	8/15/51	5,425	6,443
4	CSAIL 2019-C15 Commercial Mortgage
	Trust	4.053%	3/15/52	15,450	18,039
4	CSAIL 2019-C16 Commercial Mortgage
	Trust	3.329%	6/15/52	12,500	14,142
4	DBGS Mortgage Trust 2018-C1	4.466%	10/15/51	2,140	2,582
4	DBJPM 16-C1 Mortgage Trust	3.276%	5/10/49	2,600	2,874
4	DBJPM 16-C3 Mortgage Trust	2.890%	8/10/49	3,075	3,352
4	DBJPM 17-C6 Mortgage Trust	3.328%	6/10/50	5,700	6,420
4	DBJPM 17-C6 Mortgage Trust	3.561%	6/10/50	1,600	1,763
4	DBJPM 20-C9 Mortgage Trust	1.926%	9/15/53	2,150	2,228
4	Discover Card Execution Note Trust 2015-A4	2.190%	4/17/23	6,950	6,955
4	Discover Card Execution Note Trust 2017-A2	2.390%	7/15/24	7,300	7,499
4	Discover Card Execution Note Trust 2018-A1	3.030%	8/15/25	10,175	10,824
4	Discover Card Execution Note Trust 2019-A3	1.890%	10/15/24	12,000	12,399
4	Drive Auto Receivables Trust 2018-2	3.630%	8/15/24	1,068	1,073
4	Drive Auto Receivables Trust 2020-1	2.080%	7/15/24	3,375	3,442
4	Drive Auto Receivables Trust 2020-1	2.360%	3/16/26	2,110	2,162
4	Drive Auto Receivables Trust 2020-2	1.420%	3/17/25	400	404
3,4	Fannie Mae REMICS	2.151%	10/25/29	11,979	12,636
3,4	Fannie Mae-Aces 2011-M2	3.764%	4/25/21	1,947	1,969
3,4	Fannie Mae-Aces 2011-M4	3.726%	6/25/21	3,422	3,465
3,4	Fannie Mae-Aces 2013-M12	2.490%	3/25/23	5,878	6,112
3,4	Fannie Mae-Aces 2013-M14	2.706%	4/25/23	1,759	1,829
3,4	Fannie Mae-Aces 2013-M14	3.329%	10/25/23	8,188	8,741
3,4	Fannie Mae-Aces 2013-M4	2.608%	3/25/22	45	45
3,4	Fannie Mae-Aces 2013-M7	2.280%	12/27/22	2,020	2,088
3,4	Fannie Mae-Aces 2014-M12	2.614%	10/25/21	6,002	6,093
3,4	Fannie Mae-Aces 2014-M13	3.021%	8/25/24	4,268	4,584
3,4	Fannie Mae-Aces 2014-M2	3.513%	12/25/23	8,337	8,945
3,4	Fannie Mae-Aces 2014-M3	3.501%	1/25/24	3,883	4,211
3,4	Fannie Mae-Aces 2014-M4	3.346%	3/25/24	5,448	5,884
3,4	Fannie Mae-Aces 2014-M6	2.679%	5/25/21	3,382	3,412
3,4	Fannie Mae-Aces 2014-M7	3.343%	6/25/24	7,857	8,432
3,4	Fannie Mae-Aces 2014-M8	3.056%	6/25/24	5,035	5,411
3,4	Fannie Mae-Aces 2014-M9	3.103%	7/25/24	6,534	7,103
3,4	Fannie Mae-Aces 2015-M1	2.532%	9/25/24	9,502	10,109
3,4	Fannie Mae-Aces 2015-M10	3.092%	4/25/27	2,750	3,098
3,4	Fannie Mae-Aces 2015-M12	2.889%	5/25/25	7,025	7,534
3,4	Fannie Mae-Aces 2015-M13	2.801%	6/25/25	3,476	3,760
3,4	Fannie Mae-Aces 2015-M15	2.923%	10/25/25	8,825	9,720
3,4	Fannie Mae-Aces 2015-M2	2.620%	12/25/24	5,530	5,907
3,4	Fannie Mae-Aces 2015-M3	2.723%	10/25/24	3,416	3,653
3,4	Fannie Mae-Aces 2015-M4	2.509%	7/25/22	3,198	3,271
3,4	Fannie Mae-Aces 2015-M7	2.590%	12/25/24	5,741	6,126
3,4	Fannie Mae-Aces 2015-M8	2.344%	1/25/25	2,017	2,090

3,4	Fannie Mae-Aces 2015-M8	2.900%	1/25/25	8,100	8,747
3,4	Fannie Mae-Aces 2016-M11	2.369%	7/25/26	9,650	10,454
3,4	Fannie Mae-Aces 2016-M12	2.526%	9/25/26	9,400	10,203
3,4	Fannie Mae-Aces 2016-M13	2.566%	9/25/26	9,700	10,626
3,4	Fannie Mae-Aces 2016-M2	2.152%	1/25/23	3,822	3,932
3,4	Fannie Mae-Aces 2016-M3	2.702%	2/25/26	3,589	3,901
3,4	Fannie Mae-Aces 2016-M4	2.576%	3/25/26	3,525	3,844
3,4	Fannie Mae-Aces 2016-M5	2.469%	4/25/26	7,900	8,526
3,4	Fannie Mae-Aces 2016-M6	2.488%	5/25/26	5,150	5,558
3,4	Fannie Mae-Aces 2016-M7	2.157%	10/25/23	1,589	1,647
3,4	Fannie Mae-Aces 2016-M7	2.499%	9/25/26	2,825	2,975
3,4	Fannie Mae-Aces 2016-M9	2.292%	6/25/26	14,000	15,025
3,4	Fannie Mae-Aces 2017-M1	2.497%	10/25/26	10,300	11,139
3,4	Fannie Mae-Aces 2017-M10	2.641%	7/25/24	4,280	4,526
3,4	Fannie Mae-Aces 2017-M11	2.980%	8/25/29	5,100	5,712
3,4	Fannie Mae-Aces 2017-M12	3.181%	6/25/27	12,575	14,078
3,4	Fannie Mae-Aces 2017-M15	3.196%	11/25/27	11,675	12,774
3,4	Fannie Mae-Aces 2017-M2	2.895%	2/25/27	7,400	8,237
3,4	Fannie Mae-Aces 2017-M3	2.565%	12/25/26	12,300	13,483
3,4	Fannie Mae-Aces 2017-M4	2.670%	12/25/26	11,290	12,411
3,4	Fannie Mae-Aces 2017-M5	3.294%	4/25/29	1,455	1,668
3,4	Fannie Mae-Aces 2017-M7	2.961%	2/25/27	8,240	9,212
3,4	Fannie Mae-Aces 2017-M8	3.061%	5/25/27	21,979	24,811
3,4	Fannie Mae-Aces 2018-M10	3.482%	7/25/28	875	1,019
3,4	Fannie Mae-Aces 2018-M12	3.775%	8/25/30	15,800	19,208
3,4	Fannie Mae-Aces 2018-M13	3.820%	9/25/30	7,280	8,894
3,4	Fannie Mae-Aces 2018-M14	3.697%	8/25/28	9,025	10,656
3,4	Fannie Mae-Aces 2018-M18	2.469%	8/25/29	11,000	12,146
3,4	Fannie Mae-Aces 2018-M2	2.999%	1/25/28	20,415	22,999
3,4	Fannie Mae-Aces 2018-M4	3.147%	3/25/28	7,361	8,289
3,4	Fannie Mae-Aces 2018-M7	3.150%	3/25/28	4,100	4,673
3,4	Fannie Mae-Aces 2018-M8	3.436%	6/25/28	4,478	5,130
3,4	Fannie Mae-Aces 2018-M8	3.610%	2/25/31	9,700	11,611
3,4	Fannie Mae-Aces 2019-M1	3.673%	9/25/28	13,565	16,016
3,4	Fannie Mae-Aces 2019-M2	3.752%	11/25/28	13,575	15,988
3,4	Fannie Mae-Aces 2019-M22	2.522%	8/25/29	14,550	15,913
3,4	Fannie Mae-Aces 2019-M5	3.273%	2/25/29	8,325	9,554
3,4	Fannie Mae-Aces 2019-M7	3.143%	4/25/29	10,450	11,977
3,4	Fannie Mae-Aces 2019-M9	2.937%	4/25/29	5,250	5,860
3,4	Fannie Mae-Aces 2020-M1	2.444%	10/25/29	6,330	7,006
3,4	Fannie Mae-Aces 2020-M14	1.784%	5/25/30	3,700	3,886
3,4	Fannie Mae-Aces 2020-M29	1.492%	5/25/30	13,175	13,623
3,4	Fannie Mae-Aces 2020-M42	1.270%	7/25/30	14,300	14,507
3,4	Fannie Mae-Aces 2020-M5	2.210%	1/25/30	5,785	6,315
3,4	FHLMC Multifamily Structured Pass Through
	Certificates 2018-K083	4.050%	9/25/28	4,770	5,797
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K011	4.084%	11/25/20	955	957
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K012	4.186%	12/25/20	2,114	2,121
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K014	3.871%	4/25/21	4,415	4,445
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K017	2.873%	12/25/21	11,508	11,724
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K019	2.272%	3/25/22	5,290	5,404

3,4	FHLMC Multifamily Structured Pass Through
	Certificates K020	2.373%	5/25/22	13,400	13,750
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K021	2.396%	6/25/22	8,300	8,535
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K022	2.355%	7/25/22	575	592
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K026	2.510%	11/25/22	11,500	11,921
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K028	3.111%	2/25/23	8,625	9,093
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K029	3.320%	2/25/23	11,425	12,113
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K030	2.779%	9/25/22	3,036	3,094
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K030	3.250%	4/25/23	11,425	12,114
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K031	3.300%	4/25/23	11,806	12,577
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K032	3.016%	2/25/23	2,177	2,234
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K032	3.310%	5/25/23	6,420	6,857
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K033	2.871%	2/25/23	4,800	4,953
3,4	FHLMC Multifamily Structured Pass T hrough
	Certificates K033	3.060%	7/25/23	12,875	13,693
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K034	3.531%	7/25/23	10,633	11,450
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K035	3.458%	8/25/23	12,575	13,522
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K036	3.527%	10/25/23	400	433
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K037	3.490%	1/25/24	475	516
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K038	2.604%	10/25/23	1,171	1,201
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K038	3.389%	3/25/24	5,425	5,907
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K039	2.683%	12/25/23	1,099	1,133
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K039	3.303%	7/25/24	2,500	2,735
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K040	2.768%	4/25/24	2,287	2,388
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K040	3.241%	9/25/24	9,300	10,196
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K041	3.171%	10/25/24	9,600	10,527
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K042	2.267%	6/25/24	1,120	1,154
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K042	2.670%	12/25/24	7,225	7,803
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K043	2.532%	10/25/23	1,114	1,149
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K043	3.062%	12/25/24	5,600	6,146

3,4	FHLMC Multifamily Structured Pass Through
	Certificates K045	2.493%	11/25/24	2,454	2,542
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K045	3.023%	1/25/25	5,800	6,358
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K046	3.205%	3/25/25	5,800	6,432
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K047	2.827%	12/25/24	1,215	1,273
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K047	3.329%	5/25/25	4,450	4,971
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K048	3.284%	6/25/25	6,650	7,419
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K049	3.010%	7/25/25	3,850	4,247
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K050	3.334%	8/25/25	6,375	7,133
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K052	3.151%	11/25/25	4,150	4,625
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K053	2.995%	12/25/25	2,450	2,718
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K054	2.745%	1/25/26	6,350	6,996
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K055	2.673%	3/25/26	7,500	8,224
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K056	2.525%	5/25/26	5,325	5,803
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K057	2.570%	7/25/26	9,375	10,300
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K058	2.653%	8/25/26	5,800	6,406
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K059	3.120%	9/25/26	5,000	5,620
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K060	3.300%	10/25/26	8,000	9,101
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K061	3.347%	11/25/26	17,600	20,046
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K062	3.413%	12/25/26	18,250	20,999
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K063	3.430%	1/25/27	16,200	18,651
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K064	3.224%	3/25/27	15,580	17,786
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K065	3.243%	4/25/27	17,557	20,053
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K066	3.117%	6/25/27	5,840	6,623
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K067	3.194%	7/25/27	3,500	3,993
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K068	3.244%	8/25/27	7,823	8,997
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K069	3.187%	9/25/27	8,875	10,190
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K070	3.303%	11/25/27	2,875	3,321
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K071	3.286%	11/25/27	3,950	4,557

3,4	FHLMC Multifamily Structured Pass Through
	Certificates K072	3.444%	12/25/27	4,525	5,276
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K075	3.650%	2/25/28	6,975	8,209
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K076	3.900%	4/25/28	16,500	19,806
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K081	3.900%	8/25/28	7,400	8,915
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K082	3.920%	9/25/28	13,500	16,295
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K084	3.780%	10/25/28	19,686	23,295
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K085	4.060%	10/25/28	9,975	12,047
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K087	3.591%	10/25/27	1,236	1,379
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K088	3.690%	1/25/29	12,725	15,206
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K089	3.563%	1/25/29	10,000	11,815
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K092	3.298%	4/25/29	10,450	12,218
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K094	2.903%	6/25/29	12,550	14,377
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K095	2.785%	6/25/29	12,600	14,275
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K096	2.519%	7/25/29	10,925	12,188
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K098	2.425%	8/25/29	18,540	20,551
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K099	2.595%	9/25/29	9,350	10,536
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K103	2.651%	11/25/29	12,550	14,166
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K106	2.069%	1/25/30	17,400	18,898
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K108	1.517%	3/25/30	6,725	6,991
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K109	1.558%	4/25/30	8,275	8,630
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K110	1.477%	4/25/30	4,875	5,054
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K116	1.378%	7/25/30	13,710	14,070
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K1511	3.470%	3/25/31	4,150	4,935
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K1511	3.542%	3/25/34	10,275	12,460
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K1513	2.797%	8/25/34	9,150	10,575
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K1517	1.716%	7/25/35	18,200	18,683
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K152	3.080%	1/25/31	3,500	4,029
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K153	3.294%	3/25/29	14,900	17,252

3,4	FHLMC Multifamily Structured Pass Through
	Certificates K153	3.117%	10/25/31	8,100	9,445
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K155	3.750%	11/25/32	4,100	5,011
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K155	3.750%	4/25/33	8,900	10,919
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K157	3.990%	5/25/33	2,925	3,646
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K157	3.990%	8/25/33	3,775	4,730
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K714	3.034%	10/25/20	35	35
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K716	3.130%	6/25/21	12,637	12,771
3,4	FHLMC Multifamily Structured Pass Throug h
	Certificates K717	2.991%	9/25/21	12,785	12,992
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K718	2.375%	9/25/21	1,434	1,446
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K718	2.791%	1/25/22	6,800	6,955
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K722	2.183%	5/25/22	1,687	1,721
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K731	3.600%	2/25/25	10,225	11,273
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K734	3.208%	2/25/26	16,725	18,668
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K737	2.525%	10/25/26	18,975	20,777
3,4	FHLMC Multifamily Structured Pass Through
	Certificates KW01	2.853%	1/25/26	7,000	7,682
3,4	FHLMC Multifamily Structured Pass Through
	FHMS K111	1.350%	5/25/30	9,875	10,141
3,4	FHLMC Multifamily Structures Pass Through
	Certificates K073	3.350%	1/25/28	7,025	8,163
3,4	FHLMC Multifamily Structures Pass Through
	Certificates K074	3.600%	1/25/28	10,275	12,036
3,4	FHLMC Multifamily Structures Pass Through
	Certificates K077	3.850%	5/25/28	12,500	14,913
3,4	FHLMC Multifamily Structures Pass Through
	Certificates K078	3.854%	6/25/28	5,200	6,225
3,4	FHLMC Multifamily Structures Pass Through
	Certificates K079	3.926%	6/25/28	23,650	28,412
3,4	FHLMC Multifamily Structures Pass Through
	Certificates K080	3.736%	4/25/28	2,865	3,254
3,4	FHLMC Multifamily Structures Pass Through
	Certificates K080	3.926%	7/25/28	7,525	9,052
3,4	FHLMC Multifamily Structures Pass Through
	Certificates K087	3.771%	12/25/28	8,100	9,661
3,4	FHLMC Multifamily Structures Pass Through
	Certificates K087	2.537%	10/25/29	15,400	17,249
3,4	FHLMC Multifamily Structures Pass Through
	Certificates K090	3.422%	2/25/29	9,625	11,359
3,4	FHLMC Multifamily Structures Pass Through
	Certificates K101	2.524%	10/25/29	16,600	18,564
3,4	FHLMC Multifamily Structures Pass Through
	Certificates K104	2.253%	1/25/30	20,545	22,483

3,4	FHLMC Multifamily Structures Pass Through
	Certificates K105	1.872%	1/25/30	4,105	4,391
3,4	FHLMC Multifamily Structures Pass Through
	Certificates K114	1.366%	6/25/30	10,750	11,090
3,4	FHLMC Multifamily Structures Pass Through
	Certificates K1504	3.424%	4/25/32	1,500	1,779
3,4	FHLMC Multifamily Structures Pass Through
	Certificates K1504	3.459%	11/25/32	2,175	2,598
3,4	FHLMC Multifamily Structures Pass Through
	Certificates K1510	3.718%	1/25/31	3,300	3,979
3,4	FHLMC Multifamily Structures Pass Through
	Certificates K1510	3.794%	1/25/34	5,350	6,616
3,4	FHLMC Multifamily Structures Pass Through
	Certificates K1514	2.859%	10/25/34	10,025	11,545
3,4	FHLMC Multifamily Structures Pass Through
	Certificates K1516	1.721%	5/25/35	9,825	10,069
3,4	FHLMC Multifamily Structures Pass Through
	Certificates K715	2.856%	1/25/21	3,417	3,427
3,4	FHLMC Multifamily Structures Pass T hrough
	Certificates K720	2.716%	6/25/22	4,550	4,678
3,4	FHLMC Multifamily Structures Pass Through
	Certificates K723	2.454%	8/25/23	4,650	4,874
3,4	FHLMC Multifamily Structures Pass Through
	Certificates K724	3.062%	11/25/23	9,200	9,826
3,4	FHLMC Multifamily Structures Pass Through
	Certificates K725	3.002%	1/25/24	16,500	17,731
3,4	FHLMC Multifamily Structures Pass Through
	Certificates K725	2.946%	7/25/24	14,700	15,831
3,4	FHLMC Multifamily Structures Pass Through
	Certificates K726	2.905%	4/25/24	7,563	8,095
3,4	FHLMC Multifamily Structures Pass Through
	Certificates K728	3.064%	8/25/24	16,750	18,139
3,4	FHLMC Multifamily Structures Pass Through
	Certificates K730	3.452%	9/25/24	1,000	1,041
3,4	FHLMC Multifamily Structures Pass Through
	Certificates K730	3.590%	1/25/25	12,100	13,434
3,4	FHLMC Multifamily Structures Pass Through
	Certificates K732	3.700%	5/25/25	10,450	11,695
3,4	FHLMC Multifamily Structures Pass Through
	Certificates K735	2.862%	5/25/26	16,250	17,956
3,4	FHLMC Multifamily Structures Pass Through
	Certificates K738	1.545%	1/25/27	1,225	1,282
3,4	FHLMC Multifamily Structures Pass Through
	Certificates KC02	3.370%	7/25/25	8,300	8,998
3,4	FHLMC Multifamily Structures Pass Through
	Certificates KC02	3.505%	3/25/29	3,100	3,667
3,4	FHLMC Multifamily Structures Pass Through
	Certificates KC02	2.982%	5/25/29	18,350	21,041
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K1515	1.940%	2/25/35	13,000	13,664
4	Fifth Third Auto Trust 2019-1	2.640%	12/15/23	5,850	5,978
4	Fifth Third Auto Trust 2019-1	2.690%	11/16/26	1,875	1,973
4	Ford Credit Auto Lease Trust 2018-B	3.190%	12/15/21	3,940	3,955
4	Ford Credit Auto Lease Trust 2018-B	3.300%	2/15/22	2,325	2,350
4	Ford Credit Auto Lease Trust 2019-A	2.900%	5/15/22	2,675	2,698
4	Ford Credit Auto Lease Trust 2019-A	2.980%	6/15/22	1,250	1,273
4	Ford Credit Auto Owner Trust 2017-A	1.920%	4/15/22	1,421	1,423

4 Ford Credit Auto Owner Trust 2017-B	1.690%	11/15/21	316	317
4 Ford Credit Auto Owner Trust 2017-B	1.870%	9/15/22	756	759
4 Ford Credit Auto Owner Trust 2017-C	2.010%	3/15/22	3,128	3,138
4 Ford Credit Auto Owner Trust 2019-A	2.780%	9/15/23	7,325	7,496
4 Ford Credit Auto Owner Trust 2019-A	2.850%	8/15/24	2,925	3,088
4 Ford Credit Auto Owner Trust 2020-A	1.040%	8/15/24	575	582
4 Ford Credit Auto Owner Trust 2020-B	0.560%	10/15/24	6,675	6,708
4 Ford Credit Auto Owner Trust 2020-B	0.790%	11/15/25	1,375	1,391
4 Ford Credit Floorplan Master Owner Trust A
Series 2017-3	2.480%	9/15/24	4,310	4,477
4 Ford Credit Floorplan Master Owner Trust A
Series 2018-1	2.950%	5/15/23	10,200	10,367
4 Ford Credit Floorplan Master Owner Trust A
Series 2018-2	3.170%	3/15/25	9,275	9,849
4 Ford Credit Floorplan Master Owner Trust A
Series 2020-1	0.700%	9/15/25	11,735	11,760
4 Ford Credit Floorplan Master Owner Trust A
Series 2020-2	1.060%	9/15/27	1,860	1,864
4 GM Financial Automobile Leasing Trust
2018-2	3.160%	4/20/22	139	139
4 GM Financial Automobile Leasing Trust
2019-2	2.670%	3/21/22	2,925	2,950
4 GM Financial Automobile Leasing Trust
2019-2	2.720%	3/20/23	1,350	1,375
4 GM Financial Automobile Leasing Trust
2020-1	1.670%	12/20/22	1,160	1,177
4 GM Financial Automobile Leasing Trust
2020-1	1.700%	12/20/23	420	429
4 GM Financial Automobile Leasing Trust
2020-2	0.800%	7/20/23	775	781
4 GM Financial Consumer Automobile 2018-2	2.810%	12/16/22	3,085	3,127
4 GM Financial Consumer Automobile 2018-2	3.020%	12/18/23	4,075	4,216
4 GM Financial Consumer Automobile 2020-1	1.840%	9/16/24	4,220	4,313
4 GM Financial Consumer Automobile 2020-1	1.900%	3/17/25	1,265	1,310
4 GM Financial Consumer Automobile 2020-3	0.450%	4/16/25	7,025	7,030
4 GM Financial Consumer Automobile 2020-3	0.580%	1/16/26	1,175	1,181
4 GM Financial Leasing Trust	0.450%	8/21/23	1,960	1,958
4 GM Financial Leasing Trust	0.510%	10/21/24	775	775
4 GM Financial Leasing Trust	0.760%	10/21/24	400	400
4 GS Mortgage Securities Trust 2011-GC5	3.707%	8/10/44	1,500	1,515
4 GS Mortgage Securities Trust 2012-GC6	3.482%	1/10/45	6,326	6,453
4 GS Mortgage Securities Trust 2012-GCJ7	3.377%	5/10/45	2,480	2,522
4 GS Mortgage Securities Trust 2012-GCJ9	2.773%	11/10/45	2,891	2,981
4 GS Mortgage Securities Trust 2013-GC10	2.943%	2/10/46	3,744	3,894
4 GS Mortgage Securities Trust 2013-GC10	3.279%	2/10/46	1,310	1,348
4 GS Mortgage Securities Trust 2013-GCJ12	3.135%	6/10/46	2,255	2,370
4 GS Mortgage Securities Trust 2013-GCJ12	3.375%	6/10/46	966	1,010
4 GS Mortgage Securities Trust 2013-GCJ14	3.817%	8/10/46	765	795
4 GS Mortgage Securities Trust 2013-GCJ16	3.813%	11/10/46	481	503
4 GS Mortgage Securities Trust 2013-GCJ16	4.271%	11/10/46	1,150	1,259
4 GS Mortgage Securities Trust 2014-GC18	4.074%	1/10/47	11,250	12,196
4 GS Mortgage Securities Trust 2014-GC18	4.383%	1/10/47	2,750	2,976
4 GS Mortgage Securities Trust 2014-GC22	3.467%	6/10/47	1,072	1,121
4 GS Mortgage Securities Trust 2014-GC22	3.516%	6/10/47	296	299
4 GS Mortgage Securities Trust 2014-GC22	3.862%	6/10/47	1,350	1,474
4 GS Mortgage Securities Trust 2014-GC24	3.931%	9/10/47	6,282	6,902
4 GS Mortgage Securities Trust 2014-GC24	4.643%	9/10/47	1,175	1,059

4 GS Mortgage Securities Trust 2014-GC26	3.365%	11/10/47	1,914	2,001
4 GS Mortgage Securities Trust 2014-GC26	3.629%	11/10/47	7,475	8,168
4 GS Mortgage Securities Trust 2014-GC26	3.964%	11/10/47	1,325	1,427
4 GS Mortgage Securities Trust 2014-GC26	4.215%	11/10/47	1,125	1,160
4 GS Mortgage Securities Trust 2015-GC28	3.396%	2/10/48	4,150	4,542
4 GS Mortgage Securities Trust 2015-GC30	3.382%	5/10/50	3,700	4,046
4 GS Mortgage Securities Trust 2015-GC32	3.513%	7/10/48	3,565	3,765
4 GS Mortgage Securities Trust 2015-GC32	3.764%	7/10/48	1,425	1,589
4 GS Mortgage Securities Trust 2015-GC34	3.278%	10/10/48	3,575	3,779
4 GS Mortgage Securities Trust 2015-GC34	3.506%	10/10/48	3,400	3,761
4 GS Mortgage Securities Trust 2016-GS2	3.050%	5/10/49	2,700	2,935
4 GS Mortgage Securities Trust 2016-GS3	2.850%	10/10/49	7,125	7,723
4 GS Mortgage Securities Trust 2016-GS4	3.442%	11/10/49	2,450	2,735
4 GS Mortgage Securities Trust 2016-GS4	3.645%	11/10/49	1,825	2,011
4 GS Mortgage Securities Trust 2017-GS5	3.674%	3/10/50	5,750	6,562
4 GS Mortgage Securities Trust 2017-GS5	3.826%	3/10/50	2,300	2,567
4 GS Mortgage Securities Trust 2017-GS6	3.433%	5/10/50	5,300	5,984
4 GS Mortgage Securities Trust 2017-GS7	3.430%	8/10/50	13,872	15,651
4 GS Mortgage Securities Trust 2017-GS7	3.663%	8/10/50	3,700	4,158
4 GS Mortgage Securities Trust 2019-GC39	3.567%	5/10/52	5,775	6,650
4 GS Mortgage Securities Trust 2019-GC4	3.212%	9/1/52	2,875	3,177
4 GS Mortgage Securities Trust 2019-GC40	3.160%	7/10/52	6,250	7,031
4 GS Mortgage Securities Trust 2019-GS4	3.001%	9/1/52	12,265	13,727
4 GS Mortgage Securities Trust 2019-GSA1	3.048%	11/10/52	5,525	6,186
4 GS Mortgage Securities Trust 2020-GC45	2.911%	2/13/53	5,900	6,571
4 GS Mortgage Securities Trust 2020-GC45	3.173%	2/13/53	1,690	1,870
4 GS Mortgage Securities Trust 2020-GC47	2.377%	5/12/53	2,780	2,961
4 Honda Auto Receivables 2017-2 Owner
Trust	1.680%	8/16/21	450	451
4 Honda Auto Receivables 2017-2 Owner
Trust	1.870%	9/15/23	1,586	1,589
4 Honda Auto Receivables 2017-4 Owner
Trust	2.050%	11/22/21	628	630
4 Honda Auto Receivables 2018-1 Owner
Trust	2.640%	2/15/22	3,471	3,496
4 Honda Auto Receivables 2018-1 Owner
Trust	2.830%	5/15/24	2,700	2,757
4 Honda Auto Receivables 2018-2 Owner
Trust	3.010%	5/18/22	1,576	1,595
4 Honda Auto Receivables 2018-2 Owner
Trust	3.160%	8/19/24	2,050	2,110
4 Honda Auto Receivables 2018-4 Owner
Trust	2.520%	6/21/23	7,115	7,291
4 Honda Auto Receivables 2018-4 Owner
Trust	2.540%	3/21/25	1,360	1,425
4 Honda Auto Receivables 2020-1 Owner
Trust	1.610%	4/22/24	5,045	5,165
4 Honda Auto Receivables 2020-1 Owner
Trust	1.630%	10/21/26	765	790
4 Honda Auto Receivables 2020-3 Owner
Trust	0.370%	10/18/24	4,100	4,099
4 Honda Auto Receivables 2020-3 Owner
Trust	0.460%	4/19/27	875	874
4 Hyundai Auto Receivables Trust 2016-B	1.450%	11/15/22	302	302
4 Hyundai Auto Receivables Trust 2018-A	2.790%	7/15/22	1,464	1,476
4 Hyundai Auto Receivables Trust 2018-A	2.940%	6/17/24	3,250	3,339
4 Hyundai Auto Receivables Trust 2020-A	1.410%	11/15/24	480	490

4 Hyundai Auto Receivables Trust 2020-B	0.480%	12/16/24	1,975	1,977
4 Hyundai Auto Receivables Trust 2020-B	0.620%	12/15/25	775	778
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2012-C6	3.507%	5/15/45	3,346	3,462
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2012-C8	2.829%	10/15/45	8,694	8,942
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2012-CIBX	3.483%	6/15/45	3,555	3,631
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2012-LC9	2.840%	12/15/47	1,789	1,845
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C10	3.143%	12/15/47	2,352	2,458
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C10	3.372%	12/15/47	1,042	1,085
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	3.674%	12/15/46	764	799
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	3.881%	12/15/46	1,500	1,609
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	4.166%	12/15/46	4,900	5,341
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	4.517%	12/15/46	1,250	1,338
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	5.130%	12/15/46	1,250	1,323
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-LC11	2.960%	4/15/46	6,766	7,072
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-LC11	3.499%	4/15/46	1,725	1,677
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2014-C20	3.805%	7/15/47	2,045	2,234
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2015-JP1	3.914%	1/15/49	2,825	3,202
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2016-JP3	2.870%	8/15/49	8,900	9,698
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2016-JP4	3.648%	12/15/49	3,675	4,180
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2016-JP4	3.870%	12/15/49	2,950	3,288
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2017-JP5	3.723%	3/15/50	10,700	12,246
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2017-JP5	3.876%	3/15/50	2,300	2,586
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2017-JP6	3.050%	7/15/50	1,162	1,184
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2017-JP6	3.490%	7/15/50	8,500	9,637
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2017-JP6	3.744%	7/15/50	2,800	3,116
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2017-JP7	3.454%	9/15/50	575	653
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2019-COR4	4.029%	3/10/52	13,405	15,928
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2019-COR5	3.386%	6/13/52	9,375	10,729
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2019-COR5	3.669%	6/13/52	825	923

4 JPMBB Commercial Mortgage Securities
Trust 2013-C12	3.664%	7/15/45	1,982	2,112
4 JPMBB Commercial Mortgage Securities
Trust 2013-C12	4.175%	7/15/45	655	692
4 JPMBB Commercial Mortgage Securities
Trust 2013-C14	3.761%	8/15/46	576	601
4 JPMBB Commercial Mortgage Securities
Trust 2013-C14	4.133%	8/15/46	2,640	2,854
4 JPMBB Commercial Mortgage Securities
Trust 2013-C14	4.409%	8/15/46	740	794
4 JPMBB Commercial Mortgage Securities
Trust 2013-C15	3.659%	11/15/45	302	317
4 JPMBB Commercial Mortgage Securities
Trust 2013-C15	4.131%	11/15/45	3,920	4,260
4 JPMBB Commercial Mortgage Securities
Trust 2013-C15	4.420%	11/15/45	2,010	2,150
4 JPMBB Commercial Mortgage Securities
Trust 2013-C17	3.705%	1/15/47	787	824
4 JPMBB Commercial Mortgage Securities
Trust 2013-C17	4.199%	1/15/47	4,320	4,727
4 JPMBB Commercial Mortgage Securities
Trust 2013-C17	4.458%	1/15/47	775	844
4 JPMBB Commercial Mortgage Securities
Trust 2013-C17	5.055%	1/15/47	1,163	1,230
4 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.079%	2/15/47	4,338	4,750
4 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.439%	2/15/47	771	825
4 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.971%	2/15/47	935	985
4 JPMBB Commercial Mortgage Securities
Trust 2014-C19	3.046%	4/15/47	17	17
4 JPMBB Commercial Mortgage Securities
Trust 2014-C19	3.669%	4/15/47	1,900	1,923
4 JPMBB Commercial Mortgage Securities
Trust 2014-C19	3.997%	4/15/47	1,900	2,079
4 JPMBB Commercial Mortgage Securities
Trust 2014-C19	4.243%	4/15/47	1,525	1,657
4 JPMBB Commercial Mortgage Securities
Trust 2014-C21	3.428%	8/15/47	732	763
4 JPMBB Commercial Mortgage Securities
Trust 2014-C21	3.775%	8/15/47	950	1,040
4 JPMBB Commercial Mortgage Securities
Trust 2014-C21	3.997%	8/15/47	575	625
4 JPMBB Commercial Mortgage Securities
Trust 2014-C22	3.801%	9/15/47	5,850	6,421
4 JPMBB Commercial Mortgage Securities
Trust 2014-C22	4.110%	9/15/47	1,550	1,682
4 JPMBB Commercial Mortgage Securities
Trust 2014-C23	3.934%	9/15/47	2,919	3,224
4 JPMBB Commercial Mortgage Securities
Trust 2014-C23	4.202%	9/15/47	1,722	1,876
4 JPMBB Commercial Mortgage Securities
Trust 2014-C24	2.940%	11/15/47	433	433
4 JPMBB Commercial Mortgage Securities
Trust 2014-C24	3.639%	11/15/47	1,525	1,671

4 JPMBB Commercial Mortgage Securities
Trust 2014-C24	3.914%	11/15/47	2,750	2,940
4 JPMBB Commercial Mortgage Securities
Trust 2014-C25	3.672%	11/15/47	6,825	7,496
4 JPMBB Commercial Mortgage Securities
Trust 2014-C25	4.065%	11/15/47	1,900	2,072
4 JPMBB Commercial Mortgage Securities
Trust 2014-C26	3.494%	1/15/48	10,400	11,371
4 JPMBB Commercial Mortgage Securities
Trust 2014-C26	3.800%	1/15/48	1,875	2,034
4 JPMBB Commercial Mortgage Securities
Trust 2014-C26	3.951%	1/15/48	1,875	1,975
4 JPMBB Commercial Mortgage Securities
Trust 2015-C27	3.017%	2/15/48	3,252	3,385
4 JPMBB Commercial Mortgage Securities
Trust 2015-C28	3.042%	10/15/48	1,244	1,295
4 JPMBB Commercial Mortgage Securities
Trust 2015-C28	3.532%	10/15/48	1,125	1,210
4 JPMBB Commercial Mortgage Securities
Trust 2015-C29	3.304%	5/15/48	2,664	2,792
4 JPMBB Commercial Mortgage Securities
Trust 2015-C29	3.611%	5/15/48	2,900	3,209
4 JPMBB Commercial Mortgage Securities
Trust 2015-C30	3.559%	7/15/48	3,370	3,560
4 JPMBB Commercial Mortgage Securities
Trust 2015-C30	3.822%	7/15/48	3,600	4,037
4 JPMBB Commercial Mortgage Securities
Trust 2015-C30	4.226%	7/15/48	1,850	2,055
4 JPMBB Commercial Mortgage Securities
Trust 2015-C31	3.540%	8/15/48	1,635	1,740
4 JPMBB Commercial Mortgage Securities
Trust 2015-C31	3.801%	8/15/48	12,191	13,668
4 JPMBB Commercial Mortgage Securities
Trust 2015-C32	3.358%	11/15/48	4,242	4,506
4 JPMBB Commercial Mortgage Securities
Trust 2015-C32	3.598%	11/15/48	3,575	3,980
4 JPMBB Commercial Mortgage Securities
Trust 2015-C33	3.770%	12/15/48	2,610	2,938
4 JPMBB Commercial Mortgage Securities
Trust 2016-C1	3.316%	3/15/49	2,925	3,114
4 JPMDB Commercial Mortgage Securities
Trust 2016-C2	3.144%	6/15/49	2,580	2,836
4 JPMDB Commercial Mortgage Securities
Trust 2016-C2	3.484%	6/15/49	1,250	1,354
4 JPMDB Commercial Mortgage Securities
Trust 2017-C5	3.414%	3/15/50	3,200	3,564
4 JPMDB Commercial Mortgage Securities
Trust 2017-C5	3.694%	3/15/50	12,950	14,793
4 JPMDB Commercial Mortgage Securities
Trust 2017-C5	3.858%	3/15/50	3,975	4,443
4 JPMDB Commercial Mortgage Securities
Trust 2017-C7	3.409%	10/15/50	2,825	3,204
4 JPMDB Commercial Mortgage Securities
Trust 2017-C7	3.713%	10/15/50	1,775	1,980
4 JPMDB Commercial Mortgage Securities
Trust 2018-C8	4.211%	6/15/51	10,300	12,266

4 JPMDB Commercial Mortgage Securities
Trust 2018-C8	4.421%	6/15/51	1,250	1,464
4 JPMDB Commerical Mortgage Securities
Trust 2019-COR6	3.057%	11/13/52	8,300	9,333
4 JPMDB Commerical Mortgage Securities
Trust 2020-COR7	2.180%	5/13/53	2,750	2,875
4 Mercedes-Benz Auto Lease Trust 2020-A	1.840%	12/15/22	2,950	2,999
4 Mercedes-Benz Auto Lease Trust 2020-A	1.880%	9/15/25	1,250	1,280
4 Mercedes-Benz Auto Lease Trust 2020-B	0.500%	6/15/26	480	480
4 Mercedes-Benz Auto Receivables Trust
2020-1	0.550%	2/18/25	1,950	1,957
4 Mercedes-Benz Auto Receivables Trust
2020-1	0.770%	10/15/26	400	404
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2012-C5	3.176%	8/15/45	2,890	2,981
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2012-C6	2.858%	11/15/45	3,239	3,335
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C10	4.218%	7/15/46	400	430
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C11	4.298%	8/15/46	990	1,075
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C11	4.498%	8/15/46	490	505
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C12	3.824%	10/15/46	448	465
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C12	4.259%	10/15/46	3,360	3,660
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C13	4.039%	11/15/46	2,200	2,395
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C13	4.908%	11/15/46	1,100	1,159
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C7	2.918%	2/15/46	1,707	1,775
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C7	3.214%	2/15/46	341	351
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C8	3.134%	12/15/48	2,100	2,202
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C8	3.376%	12/15/48	1,000	1,038
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C9	3.102%	5/15/46	1,275	1,341
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C9	3.456%	5/15/46	1,125	1,174
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C14	3.669%	2/15/47	1,265	1,269
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C14	4.064%	2/15/47	3,050	3,290
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C14	4.917%	2/15/47	1,150	1,221
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C16	3.477%	6/15/47	576	602
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C16	3.892%	6/15/47	2,875	3,134
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C16	4.494%	6/15/47	1,150	1,187
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C18	3.194%	10/15/47	172	172

4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C18	3.923%	10/15/47	1,000	1,106
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C18	4.631%	10/15/47	1,150	1,239
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C19	3.326%	12/15/47	1,710	1,793
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C19	3.526%	12/15/47	3,275	3,548
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C20	3.069%	2/15/48	1,649	1,734
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C20	3.249%	2/15/48	6,650	7,183
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C21	3.338%	3/15/48	1,500	1,638
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C22	3.040%	4/15/48	3,471	3,621
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C22	3.306%	4/15/48	2,950	3,205
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C22	3.883%	4/15/48	1,875	1,941
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C23	3.398%	7/15/50	996	1,049
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C23	3.719%	7/15/50	3,650	4,068
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C24	3.732%	5/15/48	4,565	5,089
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C25	3.383%	10/15/48	3,847	4,072
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C25	3.635%	10/15/48	1,975	2,197
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C26	3.323%	10/15/48	2,325	2,459
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C26	3.531%	10/15/48	2,625	2,913
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C27	3.557%	12/15/47	1,800	1,916
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C27	3.753%	12/15/47	2,175	2,452
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2016-C28	3.288%	1/15/49	2,425	2,554
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2016-C28	3.544%	1/15/49	7,000	7,705
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2016-C29	3.140%	5/15/49	1,500	1,600
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2016-C29	3.325%	5/15/49	750	828
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2016-C30	2.860%	9/15/49	7,300	7,895
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2016-C31	3.102%	11/15/49	9,400	10,301
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2016-C32	3.720%	12/15/49	7,600	8,655
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2016-C32	3.994%	12/15/49	3,050	3,406
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2017-C33	3.599%	5/15/50	6,500	7,357

4 Morgan Stanley Bank of America Merrill
Lynch Trust 2017-C33	3.852%	5/15/50	3,800	4,269
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2017-C34	3.276%	11/15/52	3,600	3,999
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2017-C34	3.536%	11/15/52	5,250	5,937
4 Morgan Stanley Capital I Trust 2012-C4	3.244%	3/15/45	6,000	6,130
4 Morgan Stanley Capital I Trust 2012-C4	3.773%	3/15/45	1,800	1,830
4 Morgan Stanley Capital I Trust 2015-UBS8	3.809%	12/15/48	2,525	2,833
4 Morgan Stanley Capital I Trust 2016-BNK2	3.049%	11/15/49	3,650	4,008
4 Morgan Stanley Capital I Trust 2016-BNK2	3.282%	11/15/49	2,951	3,183
4 Morgan Stanley Capital I Trust 2016-UB11	2.782%	8/15/49	7,300	7,872
4 Morgan Stanley Capital I Trust 2016-UB12	3.778%	12/15/49	3,000	3,339
4 Morgan Stanley Capital I Trust 2016-UBS12	3.596%	12/15/49	7,350	8,257
4 Morgan Stanley Capital I Trust 2017-H1	3.530%	6/15/50	5,800	6,548
4 Morgan Stanley Capital I Trust 2018-H4	4.310%	12/15/51	9,975	11,916
4 Morgan Stanley Capital I Trust 2019-H6	3.417%	6/15/52	11,660	13,286
4 Morgan Stanley Capital I Trust 2019-H6	3.700%	6/15/52	1,450	1,639
4 Morgan Stanley Capital I Trust 2019-H7	3.261%	7/15/52	5,650	6,377
4 Morgan Stanley Capital I Trust 2019-L2	4.071%	3/15/52	6,700	7,911
4 Morgan Stanley Capital I Trust 2019-L3	3.127%	11/15/52	8,415	9,444
4 Morgan Stanley Capital I Trust 2020-L4	2.698%	2/15/53	8,485	9,260
4 Morgan Stanley Capital I Trust 2020-L4	2.880%	2/15/53	1,275	1,380
7 National Australia Bank Ltd.	2.250%	3/16/21	12,000	12,100
4 Nissan Auto Lease Trust 2020-A	1.840%	1/17/23	2,100	2,137
4 Nissan Auto Lease Trust 2020-A	1.880%	4/15/25	850	870
4 Nissan Auto Receivables 2016-B Owner
Trust	1.540%	10/17/22	342	342
4 Nissan Auto Receivables 2016-C Owner
Trust	1.380%	1/17/23	386	386
4 Nissan Auto Receivables 2017-B Owner
Trust	1.750%	10/15/21	561	562
4 Nissan Auto Receivables 2017-B Owner
Trust	1.950%	10/16/23	2,848	2,873
4 Nissan Auto Receivables 2018-A Owner
Trust	2.650%	5/16/22	2,103	2,116
4 Nissan Auto Receivables 2018-A Owner
Trust	2.890%	6/17/24	4,025	4,133
4 Nissan Auto Receivables 2019-B Owner
Trust	2.500%	11/15/23	5,850	5,995
4 Nissan Auto Receivables 2019-B Owner
Trust	2.540%	12/15/25	1,455	1,527
4 Nissan Auto Receivables 2019-C Owner
Trust	1.930%	7/15/24	7,000	7,178
4 Nissan Auto Receivables 2019-C Owner
Trust	1.950%	5/15/26	1,650	1,720
4 Nissan Auto Receivables 2020-A Owner
Trust	1.380%	12/16/24	1,550	1,580
4 Nissan Auto Receivables 2020-B Owner
Trust	0.550%	7/15/24	2,250	2,251
4 Nissan Auto Receivables 2020-B Owner
Trust	0.710%	1/15/27	600	602
4 Public Service New Hampshire Funding LLC
2018-1	3.094%	2/1/26	1,116	1,158
4 Public Service New Hampshire Funding LLC
2018-1	3.506%	8/1/28	975	1,093

4 Public Service New Hampshire Funding LLC
2018-1	3.814%	2/1/35	2,200	2,572
Royal Bank of Canada	2.300%	3/22/21	5,000	5,046
4 Santander Drive Auto Receivables Trust
2018-2	3.350%	7/17/23	1,978	2,000
4 Santander Drive Auto Receivables Trust
2018-3	3.510%	8/15/23	2,260	2,283
4 Santander Drive Auto Receivables Trust
2020-2	0.960%	11/15/24	1,175	1,180
4 Santander Drive Auto Receivables Trust
2020-2	1.460%	9/15/25	1,575	1,587
4 Santander Drive Auto Receivables Trust
2020-3	0.690%	3/17/25	1,575	1,575
4 Santander Drive Auto Receivables Trust
2020-3	1.120%	1/15/26	1,175	1,175
4 SG Commercial Mortgage Securities Trust
2016-C5	3.055%	10/10/48	5,975	6,454
4 Synchrony Card Issuance Trust 2018-A1	3.380%	9/15/24	12,425	12,780
4 Synchrony Credit Card Master Note Trust
2016-2	2.210%	5/15/24	15,525	15,705
4 Synchrony Credit Card Master Note Trust
2017-2	2.620%	10/15/25	6,675	6,963
4 Synchrony Credit Card Master Note Trust
2018-1	2.970%	3/15/24	12,225	12,371
4 Synchrony Credit Card Master Note Trust
2018-2	3.470%	5/15/26	12,300	13,217
7 Toronto-Dominion Bank	2.250%	3/15/21	8,000	8,070
7 Toronto-Dominion Bank	2.500%	1/18/22	7,080	7,272
4 Toyota Auto Receivables 2017-B Owner
Trust	1.760%	7/15/21	95	95
4 Toyota Auto Receivables 2017-D Owner
Trust	1.930%	1/18/22	2,484	2,492
4 Toyota Auto Receivables 2018-A Owner
Trust	2.350%	5/16/22	2,299	2,314
4 Toyota Auto Receivables 2018-A Owner
Trust	2.520%	5/15/23	2,850	2,921
4 Toyota Auto Receivables 2018-B Owner
Trust	2.960%	9/15/22	3,253	3,294
4 Toyota Auto Receivables 2018-B Owner
Trust	3.110%	11/15/23	900	939
4 Toyota Auto Receivables 2020-A Owner
Trust	1.660%	5/15/24	6,355	6,494
4 Toyota Auto Receivables 2020-A Owner
Trust	1.680%	5/15/25	1,060	1,095
4 Toyota Auto Receivables 2020-B Owner
Trust	1.360%	8/15/24	480	489
4 UBS Commercial Mortgage Trust 2017-C1	3.460%	6/15/50	7,800	8,679
4 UBS Commercial Mortgage Trust 2017-C1	3.724%	6/15/50	3,400	3,752
4 UBS Commercial Mortgage Trust 2017-C2	3.487%	8/15/50	5,850	6,611
4 UBS Commercial Mortgage Trust 2017-C2	3.740%	8/15/50	1,550	1,715
4 UBS Commercial Mortgage Trust 2017-C3	3.426%	8/15/50	6,975	7,833
4 UBS Commercial Mortgage Trust 2017-C3	3.739%	8/15/50	2,900	3,224
4 UBS Commercial Mortgage Trust 2017-C4	3.301%	10/15/50	4,700	5,194
4 UBS Commercial Mortgage Trust 2017-C4	3.563%	10/15/50	5,875	6,608
4 UBS Commercial Mortgage Trust 2017-C4	3.836%	10/15/50	2,594	2,924
4 UBS Commercial Mortgage Trust 2017-C5	3.474%	11/15/50	3,950	4,468
4 UBS Commercial Mortgage Trust 2017-C7	3.679%	12/15/50	5,700	6,585

4 UBS Commercial Mortgage Trust 2017-C7	4.061%	12/15/50	3,000	3,420
4 UBS Commercial Mortgage Trust 2018-C10	4.313%	5/15/51	8,250	9,713
4 UBS Commercial Mortgage Trust 2018-C11	4.241%	6/15/51	1,550	1,815
4 UBS Commercial Mortgage Trust 2018-C12	4.296%	8/15/51	10,165	12,144
4 UBS Commercial Mortgage Trust 2018-C12	4.587%	8/15/51	4,000	4,755
4 UBS Commercial Mortgage Trust 2018-C13	4.208%	10/15/51	2,651	2,865
4 UBS Commercial Mortgage Trust 2018-C13	4.334%	10/15/51	9,825	11,560
4 UBS Commercial Mortgage Trust 2018-C13	4.585%	10/15/51	1,750	2,084
4 UBS Commercial Mortgage Trust 2018-C14	4.448%	12/15/51	10,250	12,353
4 UBS Commercial Mortgage Trust 2018-C15	4.341%	12/15/51	9,375	11,275
4 UBS Commercial Mortgage Trust 2018-C8	3.720%	2/15/51	6,125	6,953
4 UBS Commercial Mortgage Trust 2018-C8	3.983%	2/15/51	2,225	2,576
4 UBS Commercial Mortgage Trust 2018-C8	4.215%	2/15/51	3,250	3,741
4 UBS Commercial Mortgage Trust 2018-C9	4.117%	3/15/51	12,275	14,220
4 UBS Commercial Mortgage Trust 2019-C16	3.605%	4/15/52	4,200	4,790
4 UBS Commercial Mortgage Trust 2019-C16	3.887%	4/15/52	1,250	1,439
4 UBS Commercial Mortgage Trust 2019-C17	2.921%	10/15/52	4,910	5,386
4 UBS Commercial Mortgage Trust 2019-C18	3.035%	12/15/52	2,850	3,183
4 UBS Commercial Mortgage Trust 2019-C18	3.378%	12/15/52	1,700	1,888
4 UBS-Barclays Commercial Mortgage Trust
2012-C4	2.850%	12/10/45	10,200	10,581
4 UBS-Barclays Commercial Mortgage Trust
2013-C5	3.185%	3/10/46	2,870	3,000
4 UBS-Barclays Commercial Mortgage Trust
2013-C6	3.244%	4/10/46	4,765	4,991
4 UBS-Barclays Commercial Mortgage Trust
2013-C6	3.469%	4/10/46	700	724
4 Volkswagen Auto Loan Enhanced Trust
2018-1	3.020%	11/21/22	1,814	1,841
4 Volkswagen Auto Loan Enhanced Trust
2018-1	3.150%	7/22/24	850	877
4 Volkswagen Auto Loan Enhanced Trust
2020-1	0.980%	11/20/24	1,200	1,215
4 Wells Fargo Commercial Mortgage Trust
2012-LC5	2.918%	10/15/45	4,389	4,547
4 Wells Fargo Commercial Mortgage Trust
2014-LC16	3.477%	8/15/50	576	604
4 Wells Fargo Commercial Mortgage Trust
2014-LC16	3.817%	8/15/50	12,090	13,148
4 Wells Fargo Commercial Mortgage Trust
2014-LC16	4.020%	8/15/50	400	431
4 Wells Fargo Commercial Mortgage Trust
2014-LC18	3.244%	12/15/47	1,193	1,252
4 Wells Fargo Commercial Mortgage Trust
2014-LC18	3.271%	12/15/47	1,674	1,706
4 Wells Fargo Commercial Mortgage Trust
2014-LC18	3.405%	12/15/47	3,725	4,065
4 Wells Fargo Commercial Mortgage Trust
2014-LC18	3.808%	12/15/47	1,875	2,026
4 Wells Fargo Commercial Mortgage Trust
2015-C26	2.991%	2/15/48	3,329	3,479
4 Wells Fargo Commercial Mortgage Trust
2015-C26	3.166%	2/15/48	2,075	2,247
4 Wells Fargo Commercial Mortgage Trust
2015-C26	3.580%	2/15/48	1,500	1,611
4 Wells Fargo Commercial Mortgage Trust
2015-C28	3.540%	5/15/48	5,425	5,984

4 Wells Fargo Commercial Mortgage Trust
2015-C28	3.872%	5/15/48	1,040	1,143
4 Wells Fargo Commercial Mortgage Trust
2015-C29	3.400%	6/15/48	3,577	3,773
4 Wells Fargo Commercial Mortgage Trust
2015-LC20	2.978%	4/15/50	941	982
4 Wells Fargo Commercial Mortgage Trust
2015-LC20	3.184%	4/15/50	4,535	4,910
4 Wells Fargo Commercial Mortgage Trust
2015-LC20	3.719%	4/15/50	1,900	1,983
4 Wells Fargo Commercial Mortgage Trust
2015-LC22	3.571%	9/15/58	1,406	1,486
4 Wells Fargo Commercial Mortgage Trust
2015-LC22	3.839%	9/15/58	2,000	2,245
4 Wells Fargo Commercial Mortgage Trust
2015-LC22	4.207%	9/15/58	1,775	1,974
4 Wells Fargo Commercial Mortgage Trust
2015-NXS1	2.632%	5/15/48	219	219
4 Wells Fargo Commercial Mortgage Trust
2015-NXS1	2.934%	5/15/48	2,372	2,457
4 Wells Fargo Commercial Mortgage Trust
2015-NXS1	3.148%	5/15/48	1,500	1,625
4 Wells Fargo Commercial Mortgage Trust
2015-P2	3.656%	12/15/48	2,875	3,080
4 Wells Fargo Commercial Mortgage Trust
2015-P2	3.809%	12/15/48	1,800	2,024
4 Wells Fargo Commercial Mortgage Trust
2015-SG1	3.789%	9/15/48	7,714	8,502
4 Wells Fargo Commercial Mortgage Trust
2016-BNK1	2.652%	8/15/49	4,875	5,229
4 Wells Fargo Commercial Mortgage Trust
2016-BNK1	2.814%	8/15/49	1,200	1,255
4 Wells Fargo Commercial Mortgage Trust
2016-C32	3.324%	1/15/59	1,929	2,045
4 Wells Fargo Commercial Mortgage Trust
2016-C32	3.560%	1/15/59	4,200	4,656
4 Wells Fargo Commercial Mortgage Trust
2016-C33	3.426%	3/15/59	1,450	1,611
4 Wells Fargo Commercial Mortgage Trust
2016-C34	3.096%	6/15/49	2,900	3,129
4 Wells Fargo Commercial Mortgage Trust
2016-C36	2.807%	11/15/59	1,225	1,307
4 Wells Fargo Commercial Mortgage Trust
2016-C36	3.065%	11/15/59	1,425	1,547
4 Wells Fargo Commercial Mortgage Trust
2016-C37	3.794%	12/15/49	2,900	3,302
4 Wells Fargo Commercial Mortgage Trust
2016-LC24	2.825%	10/15/49	3,275	3,446
4 Wells Fargo Commercial Mortgage Trust
2016-LC24	2.942%	10/15/49	5,654	6,172
4 Wells Fargo Commercial Mortgage Trust
2017-C38	3.453%	7/15/50	16,230	18,340
4 Wells Fargo Commercial Mortgage Trust
2017-C38	3.665%	7/15/50	4,556	5,075
4 Wells Fargo Commercial Mortgage Trust
2017-C39	3.418%	9/15/50	7,000	7,912

4 Wells Fargo Commercial Mortgage Trust
2017-C39	3.702%	9/15/50	3,900	4,354
4 Wells Fargo Commercial Mortgage Trust
2017-C40	3.317%	10/15/50	3,925	4,278
4 Wells Fargo Commercial Mortgage Trust
2017-C40	3.581%	10/15/50	5,900	6,692
4 Wells Fargo Commercial Mortgage Trust
2017-C40	3.854%	10/15/50	1,575	1,781
4 Wells Fargo Commercial Mortgage Trust
2017-C41	3.472%	11/15/50	9,900	11,170
4 Wells Fargo Commercial Mortgage Trust
2017-C42	3.330%	12/15/50	4,815	5,378
4 Wells Fargo Commercial Mortgage Trust
2017-RB1	3.635%	3/15/50	10,000	11,393
4 Wells Fargo Commercial Mortgage Trust
2017-RC1	3.631%	1/15/60	15,275	17,281
4 Wells Fargo Commercial Mortgage Trust
2018-C43	4.012%	3/15/51	12,250	14,298
4 Wells Fargo Commercial Mortgage Trust
2018-C43	4.152%	3/15/51	2,125	2,447
4 Wells Fargo Commercial Mortgage Trust
2018-C44	4.212%	5/15/51	8,200	9,643
4 Wells Fargo Commercial Mortgage Trust
2018-C45	4.184%	6/15/51	12,975	15,240
4 Wells Fargo Commercial Mortgage Trust
2018-C46	4.152%	8/15/51	10,575	12,432
4 Wells Fargo Commercial Mortgage Trust
2018-C48	4.302%	1/15/52	4,550	5,420
4 Wells Fargo Commercial Mortgage Trust
2019-C49	4.023%	3/15/52	10,450	12,313
4 Wells Fargo Commercial Mortgage Trust
2019-C50	3.729%	5/15/52	6,075	7,041
4 Wells Fargo Commercial Mortgage Trust
2019-C52	3.143%	8/15/52	3,775	4,137
4 Wells Fargo Commercial Mortgage Trust
2019-C53	3.040%	10/15/52	8,225	9,194
4 Wells Fargo Commercial Mortgage Trust
2019-C54	3.146%	12/15/52	4,975	5,622
4 Wells Fargo Commercial Mortgate Trust
2018-C47	4.442%	9/15/61	17,050	20,461
4 Wells Fargo Commercial Mortgate Trust
2019-C51	3.311%	6/15/52	8,750	9,920
4 Wells Fargo Commercial Mortgate Trust
2019-C52	2.892%	8/15/52	1,600	1,771
4 Wells Fargo Commercial Mortgate Trust
2020-C55	2.725%	2/15/53	4,635	5,089
4 Wells Fargo Commercial Mortgate Trust
2020-C56	2.448%	6/15/53	1,565	1,680
4 WFRBS Commercial Mortgage Trust 2012-
C10	2.875%	12/15/45	8,500	8,731
4 WFRBS Commercial Mortgage Trust 2012-
C6	3.440%	4/15/45	4,079	4,154
4 WFRBS Commercial Mortgage Trust 2012-
C7	3.431%	6/15/45	3,511	3,615
4 WFRBS Commercial Mortgage Trust 2012-
C7	4.090%	6/15/45	2,200	2,206

4 WFRBS Commercial Mortgage Trust 2012-
C8	3.001%	8/15/45	1,600	1,651
4 WFRBS Commercial Mortgage Trust 2012-
C9	2.870%	11/15/45	2,880	2,973
4 WFRBS Commercial Mortgage Trust 2013-
C11	3.071%	3/15/45	2,414	2,521
4 WFRBS Commercial Mortgage Trust 2013-
C12	3.198%	3/15/48	1,045	1,094
4 WFRBS Commercial Mortgage Trust 2013-
C12	3.560%	3/15/48	495	513
4 WFRBS Commercial Mortgage Trust 2013-
C13	3.001%	5/15/45	2,154	2,256
4 WFRBS Commercial Mortgage Trust 2013-
C13	3.345%	5/15/45	421	437
4 WFRBS Commercial Mortgage Trust 2013-
C14	3.337%	6/15/46	3,250	3,441
4 WFRBS Commercial Mortgage Trust 2013-
C14	3.488%	6/15/46	1,725	1,790
4 WFRBS Commercial Mortgage Trust 2013-
C15	3.720%	8/15/46	345	360
4 WFRBS Commercial Mortgage Trust 2013-
C15	4.153%	8/15/46	2,640	2,867
4 WFRBS Commercial Mortgage Trust 2013-
C15	4.358%	8/15/46	660	707
4 WFRBS Commercial Mortgage Trust 2013-
C16	3.963%	9/15/46	944	989
4 WFRBS Commercial Mortgage Trust 2013-
C16	4.415%	9/15/46	1,520	1,659
4 WFRBS Commercial Mortgage Trust 2013-
C16	4.668%	9/15/46	2,530	2,734
4 WFRBS Commercial Mortgage Trust 2013-
C17	3.558%	12/15/46	473	493
4 WFRBS Commercial Mortgage Trust 2013-
C17	4.023%	12/15/46	925	1,004
4 WFRBS Commercial Mortgage Trust 2013-
C17	4.255%	12/15/46	725	776
4 WFRBS Commercial Mortgage Trust 2013-
C17	4.788%	12/15/46	725	759
4 WFRBS Commercial Mortgage Trust 2013-
C18	3.651%	12/15/46	1,442	1,442
4 WFRBS Commercial Mortgage Trust 2013-
C18	4.162%	12/15/46	7,268	7,947
4 WFRBS Commercial Mortgage Trust 2013-
C18	4.387%	12/15/46	375	407
4 WFRBS Commercial Mortgage Trust 2013-
C18	4.845%	12/15/46	563	600
4 WFRBS Commercial Mortgage Trust 2013-
UBS1	2.927%	3/15/46	16	16
4 WFRBS Commercial Mortgage Trust 2013-
UBS1	3.591%	3/15/46	1,100	1,102
4 WFRBS Commercial Mortgage Trust 2013-
UBS1	4.079%	3/15/46	1,475	1,599
4 WFRBS Commercial Mortgage Trust 2013-
UBS1	4.894%	3/15/46	375	397
4 WFRBS Commercial Mortgage Trust 2014-
C19	3.618%	3/15/47	335	351

4 WFRBS Commercial Mortgage Trust 2014-
C19	3.660%	3/15/47	553	556
4 WFRBS Commercial Mortgage Trust 2014-
C19	4.101%	3/15/47	1,450	1,589
4 WFRBS Commercial Mortgage Trust 2014-
C19	4.723%	3/15/47	475	499
4 WFRBS Commercial Mortgage Trust 2014-
C20	3.638%	5/15/47	566	593
4 WFRBS Commercial Mortgage Trust 2014-
C20	3.723%	5/15/47	2,173	2,327
4 WFRBS Commercial Mortgage Trust 2014-
C20	3.995%	5/15/47	1,150	1,262
4 WFRBS Commercial Mortgage Trust 2014-
C20	4.176%	5/15/47	1,220	1,318
4 WFRBS Commercial Mortgage Trust 2014-
C21	3.678%	8/15/47	3,000	3,282
4 WFRBS Commercial Mortgage Trust 2014-
C22	3.752%	9/15/57	6,275	6,900
4 WFRBS Commercial Mortgage Trust 2014-
C22	4.371%	9/15/57	1,200	1,284
4 WFRBS Commercial Mortgage Trust 2014-
C23	3.636%	10/15/57	1,690	1,774
4 WFRBS Commercial Mortgage Trust 2014-
C23	3.917%	10/15/57	1,150	1,272
4 WFRBS Commercial Mortgage Trust 2014-
C23	4.210%	10/15/57	800	885
4 WFRBS Commercial Mortgage Trust 2014-
C24	3.428%	11/15/47	1,224	1,253
4 WFRBS Commercial Mortgage Trust 2014-
C24	3.607%	11/15/47	2,075	2,264
4 WFRBS Commercial Mortgage Trust 2014-
LC14	3.522%	3/15/47	1,256	1,300
4 WFRBS Commercial Mortgage Trust 2014-
LC14	4.045%	3/15/47	4,415	4,829
4 WFRBS Commercial Mortgage Trust 2014-
LC14	4.351%	3/15/47	1,840	1,988
4 World Financial Network Credit Card Master
Note Trust Series 2017-C	2.310%	8/15/24	6,375	6,379
4 World Financial Network Credit Card Master
Note Trust Series 2018-A	3.070%	12/16/24	8,050	8,124
4 World Omni Auto Receivables Trust 2019-C	1.960%	12/16/24	5,050	5,170
4 World Omni Auto Receivables Trust 2019-C	2.030%	12/15/25	1,400	1,463
4 World Omni Auto Receivables Trust 2020-A	1.100%	4/15/25	3,995	4,050
4 World Omni Auto Receivables Trust 2020-B	0.630%	5/15/25	1,950	1,959
4 World Omni Auto Receivables Trust 2020-B	0.820%	1/15/26	425	430
4 World Omni Auto Receivables Trust 2020-C	0.480%	11/17/25	2,150	2,152
4 World Omni Auto Receivables Trust 2020-C	0.610%	10/15/26	775	779
4 World Omni Automobile Lease Securitization
Trust 2018-B	3.190%	12/15/21	5,297	5,338
4 World Omni Automobile Lease Securitization
Trust 2018-B	3.300%	3/15/24	2,500	2,538
4 World Omni Automobile Lease Securitization
Trust 2020-A	1.700%	1/17/23	2,225	2,270
4 World Omni Automobile Lease Securitization
Trust 2020-A	1.790%	6/16/25	1,275	1,307
4 World Omni Select Auto Trust 2020-A	0.550%	7/15/25	575	575
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $4,891,061)				5,264,761

Corporate Bonds (29.5%)
Finance (8.9%)
Banking (6.2%)
Ally Financial Inc.	4.125%	2/13/22	15,030	15,575
Ally Financial Inc.	3.875%	5/21/24	4,000	4,265
Ally Financial Inc.	5.125%	9/30/24	6,065	6,762
Ally Financial Inc.	8.000%	11/1/31	23,200	31,726
American Express Co.	3.700%	11/5/21	7,229	7,470
American Express Co.	2.500%	8/1/22	7,800	8,071
American Express Co.	2.650%	12/2/22	12,750	13,357
American Express Co.	3.400%	2/27/23	26,198	27,873
American Express Co.	3.700%	8/3/23	10,100	10,942
American Express Co.	3.400%	2/22/24	10,000	10,858
American Express Co.	2.500%	7/30/24	8,300	8,808
American Express Co.	3.000%	10/30/24	37,849	40,974
American Express Co.	3.625%	12/5/24	19,560	21,655
American Express Co.	4.200%	11/6/25	7,000	8,120
American Express Co.	4.050%	12/3/42	5,544	6,970
American Express Credit Corp.	2.700%	3/3/22	26,325	27,110
American Express Credit Corp.	3.300%	5/3/27	4,975	5,618
Associated Bank NA	3.500%	8/13/21	3,100	3,170
Australia & New Zealand Banking Group Ltd.	2.550%	11/23/21	5,900	6,054
Australia & New Zealand Banking Group Ltd.	2.625%	5/19/22	4,150	4,300
Australia & New Zealand Banking Group Ltd.	2.625%	11/9/22	16,850	17,642
Australia & New Zealand Banking Group Ltd.	3.700%	11/16/25	250	285
Banco Santander SA	3.125%	2/23/23	10,000	10,474
Banco Santander SA	3.848%	4/12/23	6,000	6,404
Banco Santander SA	2.706%	6/27/24	4,393	4,628
Banco Santander SA	2.746%	5/28/25	5,000	5,249
Banco Santander SA	5.179%	11/19/25	11,300	12,824
Banco Santander SA	4.250%	4/11/27	18,975	21,429
Banco Santander SA	3.800%	2/23/28	12,800	14,062
Banco Santander SA	4.379%	4/12/28	7,800	8,833
Banco Santander SA	3.490%	5/28/30	6,000	6,541
Bancolombia SA	3.000%	1/29/25	2,700	2,703
Bank of America Corp.	5.875%	1/5/21	6,246	6,338
4 Bank of America Corp.	2.328%	10/1/21	21,000	21,001
Bank of America Corp.	2.503%	10/21/22	41,925	42,811
Bank of America Corp.	3.300%	1/11/23	48,650	51,625
4 Bank of America Corp.	3.124%	1/20/23	4,130	4,258
4 Bank of America Corp.	2.816%	7/21/23	32,850	34,120
Bank of America Corp.	4.100%	7/24/23	22,253	24,451
4 Bank of America Corp.	3.004%	12/20/23	65,681	68,973
4 Bank of America Corp.	3.550%	3/5/24	43,855	46,587
4 Bank of America Corp.	3.864%	7/23/24	2,000	2,159
Bank of America Corp.	4.200%	8/26/24	45,489	50,484
Bank of America Corp.	4.000%	1/22/25	50,180	55,885
4 Bank of America Corp.	3.458%	3/15/25	20,000	21,581
Bank of America Corp.	3.950%	4/21/25	12,350	13,653
Bank of America Corp.	3.875%	8/1/25	21,623	24,538
4 Bank of America Corp.	3.093%	10/1/25	16,100	17,363
4 Bank of America Corp.	2.456%	10/22/25	11,675	12,299
4 Bank of America Corp.	3.366%	1/23/26	18,450	20,107
4 Bank of America Corp.	2.015%	2/13/26	2,355	2,444
Bank of America Corp.	4.450%	3/3/26	22,051	25,326
Bank of America Corp.	3.500%	4/19/26	28,565	31,996
4 Bank of America Corp.	1.319%	6/19/26	17,500	17,610

Bank of America Corp.	4.250%	10/22/26	15,915	18,398
4 Bank of America Corp.	3.559%	4/23/27	49,330	55,089
Bank of America Corp.	3.248%	10/21/27	42,300	46,762
4 Bank of America Corp.	3.824%	1/20/28	22,992	26,063
4 Bank of America Corp.	3.705%	4/24/28	25,875	29,202
4 Bank of America Corp.	3.593%	7/21/28	35,625	39,849
4 Bank of America Corp.	3.419%	12/20/28	82,985	92,372
4 Bank of America Corp.	3.970%	3/5/29	10,000	11,469
4 Bank of America Corp.	4.271%	7/23/29	20,000	23,441
4 Bank of America Corp.	3.194%	7/23/30	2,865	3,166
4 Bank of America Corp.	2.884%	10/22/30	17,000	18,278
4 Bank of America Corp.	2.496%	2/13/31	40,955	42,724
4 Bank of America Corp.	2.592%	4/29/31	63,048	66,632
Bank of America Corp.	6.110%	1/29/37	21,337	30,031
4 Bank of America Corp .	4.244%	4/24/38	19,571	23,855
Bank of America Corp.	7.750%	5/14/38	17,790	29,362
4 Bank of America Corp.	4.078%	4/23/40	22,905	27,357
4 Bank of America Corp.	2.676%	6/19/41	33,200	33,789
Bank of America Corp.	5.875%	2/7/42	13,775	20,192
Bank of America Corp.	5.000%	1/21/44	22,737	31,444
Bank of America Corp.	4.875%	4/1/44	10,025	13,495
Bank of America Corp.	4.750%	4/21/45	3,625	4,790
4 Bank of America Corp.	4.443%	1/20/48	24,313	31,463
4 Bank of America Corp.	3.946%	1/23/49	10,575	12,863
4 Bank of America Corp.	4.330%	3/15/50	2,600	3,290
4 Bank of America Corp.	4.083%	3/20/51	68,935	85,261
Bank of America NA	6.000%	10/15/36	7,400	10,559
Bank of Montreal	3.100%	4/13/21	17,000	17,255
Bank of Montreal	1.900%	8/27/21	17,600	17,865
Bank of Montreal	2.900%	3/26/22	27,150	28,166
Bank of Montreal	2.350%	9/11/22	1,503	1,563
Bank of Montreal	2.550%	11/6/22	928	968
Bank of Montreal	3.300%	2/5/24	7,960	8,607
Bank of Montreal	2.500%	6/28/24	8,700	9,252
Bank of Montreal	1.850%	5/1/25	16,900	17,589
4 Bank of Montreal	4.338%	10/5/28	3,850	4,129
4 Bank of Montreal	3.803%	12/15/32	18,390	20,298
Bank of New York Mellon Corp.	2.600%	2/7/22	9,150	9,413
Bank of New York Mellon Corp.	1.850%	1/27/23	21,000	21,682
Bank of New York Mellon Corp.	2.950%	1/29/23	40,570	42,728
Bank of New York Mellon Corp.	3.500%	4/28/23	4,500	4,852
4 Bank of New York Mellon Corp.	2.661%	5/16/23	15,938	16,472
Bank of New York Mellon Corp.	3.450%	8/11/23	8,000	8,687
Bank of New York Mellon Corp.	2.200%	8/16/23	8,000	8,391
Bank of New York Mellon Corp.	3.650%	2/4/24	1,100	1,208
Bank of New York Mellon Corp.	3.400%	5/15/24	2,875	3,150
Bank of New York Mellon Corp.	3.250%	9/11/24	7,422	8,128
Bank of New York Mellon Corp.	2.100%	10/24/24	2,000	2,117
Bank of New York Mellon Corp.	3.000%	2/24/25	200	220
Bank of New York Mellon Corp.	1.600%	4/24/25	2,284	2,370
Bank of New York Mellon Corp.	2.800%	5/4/26	3,075	3,401
Bank of New York Mellon Corp.	2.450%	8/17/26	4,500	4,916
Bank of New York Mellon Corp.	3.250%	5/16/27	12,900	14,652
Bank of New York Mellon Corp.	3.400%	1/29/28	6,200	7,150
4 Bank of New York Mellon Corp.	3.442%	2/7/28	6,975	7,998
Bank of New York Mellon Corp.	3.000%	10/30/28	3,700	4,144
Bank of Nova Scotia	2.700%	3/7/22	1,600	1,652

	Bank of Nova Scotia	2.000%	11/15/22	3,750	3,870
	Bank of Nova Scotia	2.375%	1/18/23	17,350	18,084
	Bank of Nova Scotia	1.950%	2/1/23	21,300	21,976
	Bank of Nova Scotia	1.625%	5/1/23	2,000	2,052
	Bank of Nova Scotia	2.200%	2/3/25	26,885	28,382
	Bank of Nova Scotia	1.300%	6/11/25	26,000	26,394
	Bank of Nova Scotia	4.500%	12/16/25	19,100	22,054
	Bank of Nova Scotia	2.700%	8/3/26	23,425	25,635
	Bank One Corp.	7.625%	10/15/26	875	1,169
	Bank One Corp.	8.000%	4/29/27	2,500	3,453
	Bank One Michigan	8.250%	11/1/24	6,000	7,514
	Barclays plc	3.200%	8/10/21	3,500	3,580
	Barclays plc	3.684%	1/10/23	18,925	19,514
4	Barclays plc	4.610%	2/15/23	14,000	14,653
4	Barclays plc	4.338%	5/16/24	14,800	15,873
	Barclays plc	3.650%	3/16/25	14,900	16,064
4	Barclays plc	3.932%	5/7/25	47,460	50,795
	Barclays plc	4.375%	1/12/26	17,200	19,311
4	Barclays plc	2.852%	5/7/26	15,700	16,341
	Barclays plc	5.200%	5/12/26	19,105	21,187
	Barclays plc	4.337%	1/10/28	13,206	14,677
	Barclays plc	4.836%	5/9/28	26,410	28,604
4	Barclays plc	4.972%	5/16/29	14,400	16,799
4	Barclays plc	5.088%	6/20/30	10,530	11,831
	Barclays plc	2.645%	6/24/31	24,800	24,680
	Barclays plc	4.950%	1/10/47	8,800	11,211
	BBVA USA	2.875%	6/29/22	14,100	14,520
	BNP Paribas SA	5.000%	1/15/21	4	4
	BNP Paribas SA	3.250%	3/3/23	4,625	4,925
7	BNP Paribas SA	3.800%	1/10/24	500	540
	BNP Paribas SA	4.250%	10/15/24	1,330	1,471
4,7	BNP Paribas SA	3.052%	1/13/31	7,955	8,552
	BPCE SA	2.750%	12/2/21	13,750	14,136
7	BPCE SA	3.000%	5/22/22	5,700	5,896
	BPCE SA	4.000%	4/15/24	10,980	12,157
	BPCE SA	3.375%	12/2/26	4,000	4,509
7	BPCE SA	3.250%	1/11/28	275	304
	Canadian Imperial Bank of Commerce	2.550%	6/16/22	16,025	16,641
	Canadian Imperial Bank of Commerce	0.950%	6/23/23	2,900	2,925
	Canadian Imperial Bank of Commerce	3.500%	9/13/23	8,000	8,690
	Canadian Imperial Bank of Commerce	3.100%	4/2/24	10,625	11,458
	Canadian Imperial Bank of Commerce	2.250%	1/28/25	5,445	5,737
	Capital One Bank USA NA	3.375%	2/15/23	15,110	15,977
	Capital One Financial Corp.	3.050%	3/9/22	7,350	7,589
	Capital One Financial Corp.	3.200%	1/30/23	22,000	23,251
	Capital One Financial Corp.	2.600%	5/11/23	5,000	5,231
	Capital One Financial Corp.	3.500%	6/15/23	1,378	1,475
	Capital One Financial Corp.	3.900%	1/29/24	4,000	4,354
	Capital One Financial Corp.	3.750%	4/24/24	8,070	8,784
	Capital One Financial Corp.	3.300%	10/30/24	29,194	31,525
	Capital One Financial Corp.	3.200%	2/5/25	7,000	7,551
	Capital One Financial Corp.	4.250%	4/30/25	1,530	1,732
	Capital One Financial Corp.	4.200%	10/29/25	5,625	6,226
	Capital One Financial Corp.	3.750%	7/28/26	12,700	13,807
	Capital One Financial Corp.	3.750%	3/9/27	21,750	24,151
	Capital One Financial Corp.	3.650%	5/11/27	17,000	18,756
	Capital One Financial Corp.	3.800%	1/31/28	19,950	22,259

Citigroup Inc.	2.350%	8/2/21	7,850	7,977
Citigroup Inc.	2.900%	12/8/21	34,850	35,762
Citigroup Inc.	4.500%	1/14/22	4,675	4,914
Citigroup Inc.	2.750%	4/25/22	21,100	21,812
Citigroup Inc.	4.050%	7/30/22	9,500	10,082
Citigroup Inc.	2.700%	10/27/22	5,000	5,212
4 Citigroup Inc.	2.312%	11/4/22	8,025	8,175
4 Citigroup Inc.	3.142%	1/24/23	22,000	22,702
Citigroup Inc.	3.375%	3/1/23	1,925	2,046
Citigroup Inc.	3.500%	5/15/23	22,865	24,377
4 Citigroup Inc.	2.876%	7/24/23	7,650	7,946
Citigroup Inc.	3.875%	10/25/23	41,844	45,699
4 Citigroup Inc.	1.678%	5/15/24	750	767
4 Citigroup Inc.	4.044%	6/1/24	4,900	5,285
Citigroup Inc.	3.750%	6/16/24	2,400	2,646
Citigroup Inc.	4.000%	8/5/24	5,525	6,074
Citigroup Inc.	3.875%	3/26/25	20,019	22,066
Citigroup Inc.	3.300%	4/27/25	1,950	2,148
Citigroup Inc.	4.400%	6/10/25	49,525	55,645
Citigroup Inc.	5.500%	9/13/25	4,400	5,203
Citigroup Inc.	3.700%	1/12/26	7,702	8,656
Citigroup Inc.	4.600%	3/9/26	37,650	43,000
4 Citigroup Inc.	3.106%	4/8/26	47,000	50,589
Citigroup Inc.	3.400%	5/1/26	10,250	11,390
Citigroup Inc.	3.200%	10/21/26	31,250	34,444
Citigroup Inc.	4.300%	11/20/26	7,850	8,961
Citigroup Inc.	4.450%	9/29/27	30,500	35,305
4 Citigroup Inc.	3.887%	1/10/28	35,125	39,725
Citigroup Inc.	6.625%	1/15/28	25	33
4 Citigroup Inc.	3.668%	7/24/28	48,950	54,926
Citigroup Inc.	4.125%	7/25/28	600	689
4 Citigroup Inc.	3.520%	10/27/28	15,050	16,716
4 Citigroup Inc.	3.980%	3/20/30	8,075	9,297
4 Citigroup Inc.	2.976%	11/5/30	38,100	41,198
4 Citigroup Inc.	2.666%	1/29/31	3,680	3,880
4 Citigroup Inc.	4.412%	3/31/31	68,100	81,640
4 Citigroup Inc.	2.572%	6/3/31	20,000	20,969
Citigroup Inc.	6.625%	6/15/32	225	312
Citigroup Inc.	5.875%	2/22/33	3,000	3,966
Citigroup Inc.	6.000%	10/31/33	5,485	7,431
Citigroup Inc.	6.125%	8/25/36	10,318	14,080
4 Citigroup Inc.	3.878%	1/24/39	11,125	13,109
Citigroup Inc.	8.125%	7/15/39	17,836	31,105
4 Citigroup Inc.	5.316%	3/26/41	27,550	37,745
Citigroup Inc.	5.875%	1/30/42	13,339	19,550
Citigroup Inc.	6.675%	9/13/43	4,600	6,984
Citigroup Inc.	4.950%	11/7/43	8,250	9,894
Citigroup Inc.	5.300%	5/6/44	6,200	8,336
Citigroup Inc.	4.650%	7/30/45	7,275	9,462
Citigroup Inc.	4.750%	5/18/46	1,658	2,073
4 Citigroup Inc.	4.281%	4/24/48	1,850	2,286
Citigroup Inc.	4.650%	7/23/48	14,745	19,359
Citizens Bank NA	2.650%	5/26/22	5,600	5,788
Citizens Bank NA	3.700%	3/29/23	9,000	9,607
Citizens Bank NA	3.250%	2/14/22	12,000	12,433
Citizens Bank NA	3.750%	2/18/26	8,900	10,191
Citizens Financial Group Inc.	4.300%	12/3/25	2,000	2,317

	Citizens Financial Group Inc.	2.850%	7/27/26	950	1,047
	Citizens Financial Group Inc.	2.500%	2/6/30	11,045	11,819
	Citizens Financial Group Inc.	3.250%	4/30/30	7,000	7,731
7	Citizens Financial Group Inc.	2.638%	9/30/32	1,950	1,943
	Comerica Bank	4.000%	7/27/25	3,332	3,687
	Comerica Inc.	3.700%	7/31/23	19,887	21,552
	Comerica Inc.	3.800%	7/22/26	850	921
	Comerica Inc.	4.000%	2/1/29	300	342
7	Commonwealth Bank of Australia	2.750%	3/10/22	2,600	2,688
7	Commonwealth Bank of Australia	3.350%	6/4/24	40,150	43,909
7	Commonwealth Bank of Australia	2.625%	9/6/26	500	546
	Cooperatieve Rabobank UA	2.750%	1/10/22	14,500	14,945
	Cooperatieve Rabobank UA	3.875%	2/8/22	19,821	20,762
	Cooperatieve Rabobank UA	3.950%	11/9/22	43,693	46,363
	Cooperatieve Rabobank UA	4.625%	12/1/23	13,410	14,850
	Cooperatieve Rabobank UA	3.375%	5/21/25	12,076	13,585
	Cooperatieve Rabobank UA	4.375%	8/4/25	9,175	10,329
	Cooperatieve Rabobank UA	3.750%	7/21/26	11,935	13,287
	Cooperatieve Rabobank UA	5.250%	5/24/41	663	965
	Cooperatieve Rabobank UA	5.750%	12/1/43	2,375	3,420
	Cooperatieve Rabobank UA	5.250%	8/4/45	26,173	35,661
	Credit Suisse AG	3.000%	10/29/21	12,050	12,396
	Credit Suisse AG	2.100%	11/12/21	6,900	7,030
	Credit Suisse AG	3.625%	9/9/24	7,847	8,677
	Credit Suisse AG	1.000%	5/5/23	42,944	43,321
	Credit Suisse AG	2.950%	4/9/25	2,072	2,261
7	Credit Suisse Group AG	3.574%	1/9/23	26,470	27,360
7	Credit Suisse Group AG	4.282%	1/9/28	5,700	6,451
4,7	Credit Suisse Group AG	4.194%	4/1/31	23,143	26,730
	Credit Suisse Group Funding Guernsey Ltd.	3.800%	9/15/22	1,450	1,510
	Credit Suisse Group Funding Guernsey Ltd.	3.800%	6/9/23	21,815	23,394
	Credit Suisse Group Funding Guernsey Ltd.	3.750%	3/26/25	32,302	35,786
	Credit Suisse Group Funding Guernsey Ltd.	4.550%	4/17/26	25,300	29,411
	Credit Suisse Group Funding Guernsey Ltd.	4.875%	5/15/45	12,580	16,709
	Credit Suisse USA Inc.	7.125%	7/15/32	4,791	7,254
	Deutsche Bank AG	4.250%	10/14/21	20,575	21,149
	Deutsche Bank AG	3.300%	11/16/22	5,900	6,084
	Deutsche Bank AG	3.950%	2/27/23	15,000	15,738
	Deutsche Bank AG	4.100%	1/13/26	3,475	3,664
	Deutsche Bank AG	3.700%	5/30/24	4,350	4,584
	Deutsche Bank AG	5.000%	2/14/22	3,425	3,579
4	Deutsche Bank AG	3.961%	11/26/25	13,000	13,795
	Discover Bank	3.200%	8/9/21	1,400	1,430
	Discover Bank	3.350%	2/6/23	9,300	9,834
	Discover Bank	4.200%	8/8/23	9,475	10,371
	Discover Bank	2.450%	9/12/24	6,400	6,749
	Discover Bank	4.250%	3/13/26	2,175	2,473
	Discover Bank	3.450%	7/27/26	16,250	17,736
4	Discover Bank	4.682%	8/9/28	3,190	3,353
	Discover Bank	2.700%	2/6/30	3,000	3,145
	Discover Financial Services	5.200%	4/27/22	1,050	1,121
	Discover Financial Services	3.850%	11/21/22	5,630	6,001
	Discover Financial Services	3.950%	11/6/24	15,800	17,408
	Discover Financial Services	3.750%	3/4/25	12,486	13,597
	Discover Financial Services	4.500%	1/30/26	18,350	20,952
	Discover Financial Services	4.100%	2/9/27	5,300	5,881
	Fifth Third Bancorp	3.500%	3/15/22	7,725	8,034

Fifth Third Bancorp	4.300%	1/16/24	7,050	7,787
Fifth Third Bancorp	3.650%	1/25/24	13,138	14,320
Fifth Third Bancorp	2.375%	1/28/25	3,825	4,049
Fifth Third Bancorp	2.550%	5/5/27	2,208	2,367
Fifth Third Bancorp	3.950%	3/14/28	9,400	10,920
Fifth Third Bancorp	8.250%	3/1/38	9,138	15,065
Fifth Third Bank	3.950%	7/28/25	14,197	16,230
Fifth Third Bank	3.850%	3/15/26	15,500	17,685
Fifth Third Bank	1.800%	1/30/23	5,285	5,436
Fifth Third Bank	2.250%	2/1/27	3,400	3,637
First Horizon National Corp.	4.000%	5/26/25	3,000	3,250
First Republic Bank	2.500%	6/6/22	9,800	10,102
First Republic Bank	4.375%	8/1/46	1,725	2,086
First Republic Bank	4.625%	2/13/47	2,675	3,333
4 First Republic Bank	1.912%	2/12/24	3,000	3,078
FirstMerit Bank NA	4.270%	11/25/26	2,150	2,462
Goldman Sachs Capital I	6.345%	2/15/34	9,435	12,950
Goldman Sachs Group Inc.	2.600%	12/27/20	11,180	11,236
Goldman Sachs Group Inc.	2.350%	11/15/21	8,650	8,671
Goldman Sachs Group Inc.	5.750%	1/24/22	25,044	26,742
Goldman Sachs Group Inc.	3.000%	4/26/22	36,220	36,715
4 Goldman Sachs Group Inc.	2.876%	10/31/22	28,525	29,198
Goldman Sachs Group Inc.	3.625%	1/22/23	23,459	25,042
Goldman Sachs Group Inc.	3.200%	2/23/23	20,315	21,506
4 Goldman Sachs Group Inc.	2.908%	6/5/23	25,000	25,867
4 Goldman Sachs Group Inc.	2.905%	7/24/23	15,000	15,543
Goldman Sachs Group Inc.	3.625%	2/20/24	32,500	35,306
Goldman Sachs Group Inc.	4.000%	3/3/24	29,950	32,873
Goldman Sachs Group Inc.	3.850%	7/8/24	7,878	8,643
Goldman Sachs Group Inc.	3.500%	1/23/25	19,580	21,433
Goldman Sachs Group Inc.	3.500%	4/1/25	1,030	1,137
Goldman Sachs Group Inc.	3.750%	5/22/25	9,029	10,036
Goldman Sachs Group Inc.	4.250%	10/21/25	3,750	4,249
Goldman Sachs Group Inc.	3.750%	2/25/26	51,600	58,033
Goldman Sachs Group Inc.	3.500%	11/16/26	53,115	58,691
Goldman Sachs Group Inc.	5.950%	1/15/27	3,845	4,734
Goldman Sachs Group Inc.	3.850%	1/26/27	22,750	25,527
4 Goldman Sachs Group Inc.	3.691%	6/5/28	34,575	38,750
4 Goldman Sachs Group Inc.	3.814%	4/23/29	30,359	34,560
4 Goldman Sachs Group Inc.	4.223%	5/1/29	15,275	17,813
Goldman Sachs Group Inc.	2.600%	2/7/30	5,000	5,282
Goldman Sachs Group Inc.	3.800%	3/15/30	37,740	43,303
Goldman Sachs Group Inc.	6.450%	5/1/36	8,400	11,720
Goldman Sachs Group Inc.	6.750%	10/1/37	39,524	57,194
4 Goldman Sachs Group Inc.	4.017%	10/31/38	18,644	21,907
4 Goldman Sachs Group Inc.	4.411%	4/23/39	21,130	25,515
Goldman Sachs Group Inc.	6.250%	2/1/41	18,091	26,985
Goldman Sachs Group Inc.	4.800%	7/8/44	28,520	37,190
Goldman Sachs Group Inc.	5.150%	5/22/45	22,225	29,069
Goldman Sachs Group Inc.	4.750%	10/21/45	2,200	2,874
HSBC Bank USA NA	7.000%	1/15/39	7,726	11,309
HSBC Holdings plc	4.000%	3/30/22	2,580	2,705
4 HSBC Holdings plc	3.262%	3/13/23	32,815	33,929
HSBC Holdings plc	3.600%	5/25/23	15,300	16,325
4 HSBC Holdings plc	3.033%	11/22/23	4,000	4,175
HSBC Holdings plc	4.250%	3/14/24	10,600	11,368
4 HSBC Holdings plc	3.950%	5/18/24	29,700	31,786

4 HSBC Holdings plc	3.803%	3/11/25	11,625	12,515
HSBC Holdings plc	4.250%	8/18/25	7,500	8,138
4 HSBC Holdings plc	2.633%	11/7/25	3,175	3,284
HSBC Holdings plc	4.300%	3/8/26	32,735	36,806
4 HSBC Holdings plc	1.645%	4/18/26	30,000	29,812
HSBC Holdings plc	3.900%	5/25/26	53,300	58,886
4 HSBC Holdings plc	2.099%	6/4/26	27,600	27,945
4 HSBC Holdings plc	4.292%	9/12/26	41,045	45,678
HSBC Holdings plc	4.375%	11/23/26	23,330	25,719
4 HSBC Holdings plc	4.041%	3/13/28	12,700	14,010
4 HSBC Holdings plc	2.013%	9/22/28	20,000	19,663
4 HSBC Holdings plc	4.583%	6/19/29	27,500	31,596
HSBC Holdings plc	4.950%	3/31/30	31,105	37,377
4 HSBC Holdings plc	2.848%	6/4/31	13,600	14,059
4 HSBC Holdings plc	2.357%	8/18/31	20,000	19,750
HSBC Holdings plc	7.625%	5/17/32	575	804
HSBC Holdings plc	7.350%	11/27/32	600	784
HSBC Holdings plc	6.500%	5/2/36	11,965	16,098
HSBC Holdings plc	6.500%	9/15/37	30,201	40,947
HSBC Holdings plc	6.800%	6/1/38	5,553	7,797
HSBC Holdings plc	6.100%	1/14/42	4,325	6,211
HSBC Holdings plc	5.250%	3/14/44	25,750	32,563
HSBC USA Inc.	3.500%	6/23/24	11,475	12,316
Huntington Bancshares Inc.	2.300%	1/14/22	1,500	1,532
Huntington Bancshares Inc.	2.625%	8/6/24	500	532
Huntington Bancshares Inc.	4.000%	5/15/25	9,948	11,323
Huntington Bancshares Inc.	2.550%	2/4/30	1,935	2,022
Huntington National Bank	3.125%	4/1/22	4,500	4,670
Huntington National Bank	2.500%	8/7/22	10,000	10,386
Huntington National Bank	1.800%	2/3/23	10,675	10,954
Huntington National Bank	3.550%	10/6/23	5,700	6,194
ING Groep NV	3.150%	3/29/22	3,050	3,163
ING Groep NV	4.100%	10/2/23	17,000	18,662
ING Groep NV	3.550%	4/9/24	5,200	5,654
ING Groep NV	3.950%	3/29/27	10,500	11,999
ING Groep NV	4.550%	10/2/28	4,000	4,830
ING Groep NV	4.050%	4/9/29	10,160	11,899
7 Intesa Sanpaolo SPA	4.700%	9/23/49	2,000	2,191
JPMorgan Chase & Co.	3.250%	9/23/22	24,350	25,747
JPMorgan Chase & Co.	2.972%	1/15/23	18,995	19,608
JPMorgan Chase & Co.	3.200%	1/25/23	8,799	9,349
4 JPMorgan Chase & Co.	3.207%	4/1/23	14,900	15,482
4 JPMorgan Chase & Co.	2.776%	4/25/23	15,450	15,989
JPMorgan Chase & Co.	3.375%	5/1/23	6,000	6,358
JPMorgan Chase & Co.	2.700%	5/18/23	15,475	16,301
4 JPMorgan Chase & Co.	3.559%	4/23/24	46,855	50,058
JPMorgan Chase & Co.	3.625%	5/13/24	6,066	6,678
4 JPMorgan Chase & Co.	1.514%	6/1/24	23,450	23,951
4 JPMorgan Chase & Co.	3.797%	7/23/24	14,537	15,717
JPMorgan Chase & Co.	3.875%	9/10/24	43,814	48,354
4 JPMorgan Chase & Co.	4.023%	12/5/24	16,873	18,559
JPMorgan Chase & Co.	3.125%	1/23/25	28,145	30,689
4 JPMorgan Chase & Co.	3.220%	3/1/25	25,850	27,714
JPMorgan Chase & Co.	3.900%	7/15/25	25,341	28,569
4 JPMorgan Chase & Co.	2.301%	10/15/25	10,000	10,481
4 JPMorgan Chase & Co.	2.005%	3/13/26	30,000	31,079
JPMorgan Chase & Co.	3.300%	4/1/26	53,000	58,785

JPMorgan Chase & Co.	3.200%	6/15/26	20,100	22,278
JPMorgan Chase & Co.	2.950%	10/1/26	51,625	56,758
JPMorgan Chase & Co.	4.125%	12/15/26	28,750	33,452
JPMorgan Chase & Co.	4.250%	10/1/27	11,592	13,482
JPMorgan Chase & Co.	3.625%	12/1/27	9,750	10,854
4 JPMorgan Chase & Co.	3.782%	2/1/28	29,075	32,793
4 JPMorgan Chase & Co.	3.509%	1/23/29	38,350	43,113
4 JPMorgan Chase & Co.	4.005%	4/23/29	43,930	50,884
4 JPMorgan Chase & Co.	4.203%	7/23/29	27,925	32,900
4 JPMorgan Chase & Co.	3.702%	5/6/30	450	516
JPMorgan Chase & Co.	8.750%	9/1/30	240	353
4 JPMorgan Chase & Co.	4.493%	3/24/31	105,587	128,642
4 JPMorgan Chase & Co.	2.522%	4/22/31	37,000	39,392
4 JPMorgan Chase & Co.	2.956%	5/13/31	30,000	32,066
JPMorgan Chase & Co.	6.400%	5/15/38	11,465	17,574
4 JPMorgan Chase & Co.	3.882%	7/24/38	37,770	44,626
JPMorgan Chase & Co.	5.500%	10/15/40	25,084	35,827
4 JPMorgan Chase & Co.	3.109%	4/22/41	31,375	34,244
JPMorgan Chase & Co.	5.400%	1/6/42	3,575	5,119
JPMorgan Chase & Co.	5.625%	8/16/43	15,510	22,308
JPMorgan Chase & Co.	4.850%	2/1/44	1,000	1,353
JPMorgan Chase & Co.	4.950%	6/1/45	14,600	19,652
4 JPMorgan Chase & Co.	4.260%	2/22/48	24,500	30,674
4 JPMorgan Chase & Co.	4.032%	7/24/48	1,000	1,203
4 JPMorgan Chase & Co.	3.964%	11/15/48	43,200	52,352
4 JPMorgan Chase & Co.	3.897%	1/23/49	11,870	14,278
4 JPMorgan Chase & Co.	3.109%	4/22/51	39,000	41,428
KeyBank NA	2.500%	11/22/21	11,000	11,260
KeyBank NA	2.400%	6/9/22	1,550	1,600
KeyBank NA	2.300%	9/14/22	9,550	9,896
KeyBank NA	3.375%	3/7/23	4,000	4,263
KeyBank NA	3.300%	6/1/25	4,817	5,375
KeyBank NA	3.400%	5/20/26	2,000	2,239
4 KeyBank NA	3.180%	10/15/27	2,625	2,732
KeyBank NA	6.950%	2/1/28	500	656
KeyCorp	5.100%	3/24/21	9,090	9,294
KeyCorp	4.150%	10/29/25	6,750	7,773
KeyCorp	4.100%	4/30/28	18,000	21,043
KeyCorp	2.550%	10/1/29	6,400	6,797
Lloyds Banking Group plc	3.000%	1/11/22	5,340	5,486
4 Lloyds Banking Group plc	2.858%	3/17/23	10,675	10,969
Lloyds Banking Group plc	4.050%	8/16/23	34,800	37,718
4 Lloyds Banking Group plc	2.907%	11/7/23	18,670	19,370
Lloyds Banking Group plc	3.900%	3/12/24	8,500	9,221
Lloyds Banking Group plc	4.450%	5/8/25	7,000	7,915
Lloyds Banking Group plc	4.582%	12/10/25	21,246	23,324
4 Lloyds Banking Group plc	2.438%	2/5/26	19,785	20,538
Lloyds Banking Group plc	4.650%	3/24/26	25,864	28,644
Lloyds Banking Group plc	3.750%	1/11/27	9,750	10,792
Lloyds Banking Group plc	4.375%	3/22/28	20,510	23,711
Lloyds Banking Group plc	4.550%	8/16/28	4,150	4,871
4 Lloyds Banking Group plc	3.574%	11/7/28	21,225	23,251
Lloyds Banking Group plc	5.300%	12/1/45	1,574	2,066
Lloyds Banking Group plc	4.344%	1/9/48	5,525	6,487
M&T Bank Corp.	3.550%	7/26/23	4,500	4,899
Manufacturers & Traders Trust Co.	2.900%	2/6/25	7,425	8,120
Manufacturers & Traders Trust Co.	3.400%	8/17/27	7,000	7,855

Mitsubishi UFJ Financial Group Inc.	2.998%	2/22/22	11,625	12,002
Mitsubishi UFJ Financial Group Inc.	3.218%	3/7/22	22,750	23,601
Mitsubishi UFJ Financial Group Inc.	2.623%	7/18/22	27,575	28,575
Mitsubishi UFJ Financial Group Inc.	2.665%	7/25/22	6,800	7,054
Mitsubishi UFJ Financial Group Inc.	3.455%	3/2/23	12,780	13,607
Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	20,000	21,644
Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	3,000	3,150
Mitsubishi UFJ Financial Group Inc.	3.407%	3/7/24	28,000	30,416
Mitsubishi UFJ Financial Group Inc.	2.801%	7/18/24	14,800	15,775
4 Mitsubishi UFJ Financial Group Inc.	0.848%	9/15/24	15,000	14,987
Mitsubishi UFJ Financial Group Inc.	2.193%	2/25/25	16,045	16,820
Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	11,160	12,433
Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	652	742
Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	4,500	4,874
Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	8,619	9,711
Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	37,480	41,630
Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	18,650	21,445
Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	4,870	5,704
Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	10,000	11,354
Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	14,225	15,631
Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/30	8,855	9,288
Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/30	5,000	5,032
Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/38	7,100	8,663
Mitsubishi UFJ Financial Group Inc.	4.153%	3/7/39	750	897
Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/39	16,450	19,059
Mizuho Financial Group Inc.	3.549%	3/5/23	3,175	3,385
4 Mizuho Financial Group Inc.	2.721%	7/16/23	17,775	18,408
4 Mizuho Financial Group Inc.	3.922%	9/11/24	4,506	4,903
4 Mizuho Financial Group Inc.	2.839%	7/16/25	17,775	18,841
4 Mizuho Financial Group Inc.	2.555%	9/13/25	4,275	4,481
Mizuho Financial Group Inc.	4.018%	3/5/28	14,250	16,529
4 Mizuho Financial Group Inc.	4.254%	9/11/29	5,600	6,522
4 Mizuho Financial Group Inc.	3.153%	7/16/30	17,200	18,718
4 Mizuho Financial Group Inc.	2.591%	5/25/31	5,000	5,219
Morgan Stanley	5.750%	1/25/21	40	41
Morgan Stanley	2.625%	11/17/21	10,435	10,696
Morgan Stanley	2.750%	5/19/22	25,475	26,396
Morgan Stanley	4.875%	11/1/22	16,225	17,581
Morgan Stanley	3.125%	1/23/23	25,025	26,465
Morgan Stanley	4.100%	5/22/23	20,525	22,195
4 Morgan Stanley	3.737%	4/24/24	6,349	6,827
Morgan Stanley	3.875%	4/29/24	26,540	29,200
Morgan Stanley	3.700%	10/23/24	26,815	29,730
Morgan Stanley	4.000%	7/23/25	61,975	69,882
Morgan Stanley	5.000%	11/24/25	50,290	59,019
Morgan Stanley	3.875%	1/27/26	38,029	43,341
4 Morgan Stanley	2.188%	4/28/26	9,400	9,845
Morgan Stanley	3.125%	7/27/26	37,700	41,614
Morgan Stanley	6.250%	8/9/26	9,650	12,183
Morgan Stanley	4.350%	9/8/26	24,070	27,789
Morgan Stanley	3.625%	1/20/27	16,785	18,981
Morgan Stanley	3.950%	4/23/27	5,255	5,944
4 Morgan Stanley	3.591%	7/22/28	25,765	28,849
4 Morgan Stanley	3.772%	1/24/29	2,725	3,102
4 Morgan Stanley	4.431%	1/23/30	11,000	13,154
4 Morgan Stanley	2.699%	1/22/31	14,555	15,477
4 Morgan Stanley	3.622%	4/1/31	131,400	150,124

Morgan Stanley	7.250%	4/1/32	7,000	10,524
4 Morgan Stanley	3.971%	7/22/38	1,850	2,171
Morgan Stanley	6.375%	7/24/42	29,625	45,949
Morgan Stanley	4.300%	1/27/45	19,394	24,601
4 Morgan Stanley	5.597%	3/24/51	31,386	47,554
MUFG Americas Holdings Corp.	3.500%	6/18/22	5,600	5,864
MUFG Americas Holdings Corp.	3.000%	2/10/25	3,700	4,005
MUFG Union Bank NA	3.150%	4/1/22	31,800	33,018
MUFG Union Bank NA	2.100%	12/9/22	19,290	19,914
National Australia Bank Ltd.	3.700%	11/4/21	6,000	6,225
National Australia Bank Ltd.	2.800%	1/10/22	3,250	3,352
National Australia Bank Ltd.	2.500%	5/22/22	7,600	7,873
National Australia Bank Ltd.	3.000%	1/20/23	3,200	3,383
National Australia Bank Ltd.	3.375%	1/14/26	3,350	3,774
National Australia Bank Ltd.	2.500%	7/12/26	12,175	13,222
National Australia Bank Ltd.	1.875%	12/13/22	2,816	2,900
National Bank of Canada	2.100%	2/1/23	13,165	13,600
7 Nationwide Building Society	3.900%	7/21/25	2,000	2,252
4 Natwest Group plc	3.498%	5/15/23	10,050	10,383
Natwest Group plc	3.875%	9/12/23	24,300	26,096
Natwest Group plc	6.000%	12/19/23	7,550	8,437
4 Natwest Group plc	4.519%	6/25/24	22,000	23,663
4 Natwest Group plc	4.269%	3/22/25	11,500	12,475
4 Natwest Group plc	3.073%	5/22/28	27,546	29,014
4 Natwest Group plc	4.892%	5/18/29	15,800	18,366
4 Natwest Group plc	3.032%	11/28/35	5,000	4,775
Northern Trust Corp.	2.375%	8/2/22	5,480	5,697
Northern Trust Corp.	3.950%	10/30/25	8,750	10,125
Northern Trust Corp.	3.650%	8/3/28	3,425	4,044
Northern Trust Corp.	3.150%	5/3/29	4,200	4,807
4 Northern Trust Corp.	3.375%	5/8/32	4,950	5,395
People's United Bank NA	4.000%	7/15/24	3,000	3,207
People's United Financial Inc.	3.650%	12/6/22	5,695	6,018
PNC Bank NA	2.550%	12/9/21	17,100	17,468
PNC Bank NA	2.625%	2/17/22	20,800	21,354
PNC Bank NA	2.450%	7/28/22	925	959
PNC Bank NA	2.700%	11/1/22	16,088	16,791
4 PNC Bank NA	2.028%	12/9/22	6,440	6,552
PNC Bank NA	2.950%	1/30/23	4,500	4,735
PNC Bank NA	3.300%	10/30/24	3,850	4,219
PNC Bank NA	2.950%	2/23/25	5,750	6,282
PNC Bank NA	3.250%	6/1/25	13,401	14,832
PNC Bank NA	4.200%	11/1/25	4,625	5,336
PNC Bank NA	3.100%	10/25/27	275	306
PNC Bank NA	3.250%	1/22/28	10,775	12,078
PNC Bank NA	4.050%	7/26/28	13,750	16,025
PNC Bank NA	2.700%	10/22/29	3,500	3,747
PNC Financial Services Group Inc.	2.854%	11/9/22	5,300	5,557
PNC Financial Services Group Inc.	3.500%	1/23/24	17,328	18,860
PNC Financial Services Group Inc.	3.900%	4/29/24	18,229	20,167
PNC Financial Services Group Inc.	3.150%	5/19/27	19,075	21,198
PNC Financial Services Group Inc.	3.450%	4/23/29	13,400	15,400
PNC Financial Services Group Inc.	2.550%	1/22/30	16,955	18,413
PNC Funding Corp.	3.300%	3/8/22	2,740	2,846
Regions Bank	6.450%	6/26/37	1,514	2,104
Regions Financial Corp.	2.750%	8/14/22	2,625	2,730
Regions Financial Corp.	3.800%	8/14/23	7,000	7,593

	Regions Financial Corp.	2.250%	5/18/25	3,100	3,267
	Regions Financial Corp.	7.375%	12/10/37	7,000	10,511
	Royal Bank of Canada	3.200%	4/30/21	25,100	25,508
	Royal Bank of Canada	2.750%	2/1/22	13,000	13,422
	Royal Bank of Canada	2.800%	4/29/22	14,000	14,532
	Royal Bank of Canada	1.950%	1/17/23	5,425	5,599
	Royal Bank of Canada	1.600%	4/17/23	2,750	2,822
	Royal Bank of Canada	3.700%	10/5/23	8,800	9,608
	Royal Bank of Canada	2.550%	7/16/24	7,800	8,342
	Royal Bank of Canada	2.250%	11/1/24	35,000	37,094
	Royal Bank of Canada	1.150%	6/10/25	18,345	18,599
	Royal Bank of Canada	4.650%	1/27/26	6,400	7,556
	Royal Bank of Scotland Group plc	5.125%	5/28/24	23,143	25,304
	Royal Bank of Scotland Group plc	4.800%	4/5/26	1,700	1,951
4	Royal Bank of Scotland Group plc	3.754%	11/1/29	225	232
4	Royal Bank of Scotland Group plc	5.076%	1/27/30	30,500	36,323
4	Royal Bank of Scotland Group plc	4.445%	5/8/30	2,155	2,450
	Santander Holdings USA Inc.	3.400%	1/18/23	11,400	11,926
	Santander Holdings USA Inc.	3.500%	6/7/24	5,000	5,358
	Santander Holdings USA Inc.	4.500%	7/17/25	18,500	20,453
	Santander Holdings USA Inc.	3.244%	10/5/26	21,818	23,318
	Santander Holdings USA Inc.	4.400%	7/13/27	37,150	40,840
	Santander UK Group Holdings plc	2.875%	8/5/21	7,375	7,502
	Santander UK Group Holdings plc	3.571%	1/10/23	7,000	7,220
4	Santander UK Group Holdings plc	3.373%	1/5/24	7,300	7,629
7	Santander UK Group Holdings plc	4.750%	9/15/25	1,910	2,085
4	Santander UK Group Holdings plc	1.532%	8/21/26	10,000	9,825
4	Santander UK Group Holdings plc	3.823%	11/3/28	4,000	4,416
	Santander UK plc	2.100%	1/13/23	22,360	23,003
	Santander UK plc	4.000%	3/13/24	12,350	13,630
	Santander UK plc	2.875%	6/18/24	5,650	6,030
	Skandinaviska Enskilda Banken AB	2.625%	3/15/21	8,800	8,888
	Skandinaviska Enskilda Banken AB	2.800%	3/11/22	12,500	12,933
7	Societe Generale SA	3.000%	1/22/30	2,000	2,102
4,7	Standard Chartered plc	4.644%	4/1/31	2,000	2,307
4	State Street Corp.	2.653%	5/15/23	12,000	12,421
	State Street Corp.	3.100%	5/15/23	19,007	20,261
	State Street Corp.	3.700%	11/20/23	373	410
4	State Street Corp.	3.776%	12/3/24	5,800	6,351
	State Street Corp.	3.550%	8/18/25	23,462	26,565
4	State Street Corp.	2.354%	11/1/25	13,955	14,734
4,7	State Street Corp.	2.901%	3/30/26	2,000	2,168
	State Street Corp.	2.650%	5/19/26	4,725	5,178
4	State Street Corp.	4.141%	12/3/29	2,250	2,706
	State Street Corp.	2.400%	1/24/30	16,130	17,572
4	State Street Corp.	3.031%	11/1/34	2,850	3,099
	Sumitomo Mitsui Banking Corp.	3.200%	7/18/22	1,725	1,807
	Sumitomo Mitsui Banking Corp.	3.000%	1/18/23	550	578
	Sumitomo Mitsui Banking Corp.	3.950%	7/19/23	5,350	5,824
	Sumitomo Mitsui Banking Corp.	3.950%	1/10/24	5,875	6,440
	Sumitomo Mitsui Banking Corp.	3.400%	7/11/24	9,400	10,241
	Sumitomo Mitsui Banking Corp.	3.650%	7/23/25	2,609	2,929
	Sumitomo Mitsui Financial Group Inc.	2.442%	10/19/21	8,950	9,140
	Sumitomo Mitsui Financial Group Inc.	2.846%	1/11/22	10,000	10,287
	Sumitomo Mitsui Financial Group Inc.	2.784%	7/12/22	8,350	8,663
	Sumitomo Mitsui Financial Group Inc.	2.778%	10/18/22	8,000	8,346
	Sumitomo Mitsui Financial Group Inc.	3.102%	1/17/23	7,300	7,703

Sumitomo Mitsui Financial Group Inc.	3.748%	7/19/23	10,000	10,829
Sumitomo Mitsui Financial Group Inc.	3.936%	10/16/23	7,262	7,934
Sumitomo Mitsui Financial Group Inc.	2.696%	7/16/24	32,450	34,495
Sumitomo Mitsui Financial Group Inc.	2.448%	9/27/24	33,700	35,602
Sumitomo Mitsui Financial Group Inc.	2.348%	1/15/25	4,715	4,962
Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	18,600	21,068
Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	17,900	19,250
Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	16,425	18,128
Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	2,000	2,228
Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	5,350	5,953
Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	14,400	16,114
Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	8,775	10,146
Sumitomo Mitsui Financial Group Inc.	4.306%	10/16/28	3,575	4,222
Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	12,500	13,653
Sumitomo Mitsui Financial Group Inc.	3.202%	9/17/29	14,400	15,424
Sumitomo Mitsui Financial Group Inc.	2.724%	9/27/29	3,600	3,833
Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	7,955	8,510
SVB Financial Group	3.500%	1/29/25	3,603	3,876
SVB Financial Group	3.125%	6/5/30	3,000	3,357
Svenska Handelsbanken AB	2.450%	3/30/21	34,759	35,108
Synchrony Bank	3.000%	6/15/22	2,375	2,449
Synchrony Financial	3.750%	8/15/21	7,450	7,599
Synchrony Financial	2.850%	7/25/22	1,900	1,955
Synchrony Financial	4.375%	3/19/24	1,625	1,760
Synchrony Financial	4.250%	8/15/24	2,350	2,546
Synchrony Financial	4.500%	7/23/25	18,295	20,137
Synchrony Financial	3.700%	8/4/26	4,325	4,596
Synchrony Financial	3.950%	12/1/27	12,415	13,327
Synchrony Financial	5.150%	3/19/29	6,250	7,262
4 Synovus Bank	2.289%	2/10/23	1,750	1,769
Synovus Financial Corp.	3.125%	11/1/22	2,775	2,871
Toronto-Dominion Bank	2.500%	12/14/20	21,344	21,424
Toronto-Dominion Bank	2.125%	4/7/21	23,600	23,836
Toronto-Dominion Bank	1.900%	12/1/22	9,950	10,269
Toronto-Dominion Bank	0.750%	6/12/23	27,545	27,717
Toronto-Dominion Bank	3.500%	7/19/23	5,000	5,424
Toronto-Dominion Bank	3.250%	3/11/24	19,900	21,611
Toronto-Dominion Bank	2.650%	6/12/24	7,500	8,012
Toronto-Dominion Bank	1.150%	6/12/25	12,000	12,172
Toronto-Dominion Bank	0.750%	9/11/25	8,000	7,970
4 Toronto-Dominion Bank	3.625%	9/15/31	6,400	7,168
Truist Bank	2.850%	4/1/21	3,000	3,029
Truist Bank	2.625%	1/15/22	10,232	10,500
Truist Bank	2.800%	5/17/22	4,000	4,149
Truist Bank	2.450%	8/1/22	8,583	8,892
4 Truist Bank	3.502%	8/2/22	4,400	4,504
Truist Bank	3.000%	2/2/23	6,675	7,025
Truist Bank	2.750%	5/1/23	2,150	2,263
Truist Bank	3.200%	4/1/24	39,615	42,832
4 Truist Bank	3.689%	8/2/24	8,900	9,668
Truist Bank	2.150%	12/6/24	9,810	10,362
Truist Bank	3.625%	9/16/25	9,909	11,145
Truist Bank	4.050%	11/3/25	10,000	11,548
Truist Bank	3.300%	5/15/26	3,000	3,362
Truist Bank	3.800%	10/30/26	3,450	3,993
4 Truist Bank	2.636%	9/17/29	250	258
Truist Bank	2.250%	3/11/30	11,444	11,785

	Truist Financial Corp	2.900%	3/3/21	2,525	2,547
	Truist Financial Corp.	2.700%	1/27/22	10,025	10,313
	Truist Financial Corp.	3.950%	3/22/22	2,049	2,147
	Truist Financial Corp.	2.750%	4/1/22	7,000	7,227
	Truist Financial Corp.	3.050%	6/20/22	7,000	7,286
	Truist Financial Corp.	3.750%	12/6/23	600	656
	Truist Financial Corp.	2.500%	8/1/24	10,525	11,178
	Truist Financial Corp.	2.850%	10/26/24	19,544	21,141
	Truist Financial Corp.	4.000%	5/1/25	9,092	10,317
	Truist Financial Corp.	3.700%	6/5/25	23,098	26,132
	Truist Financial Corp.	1.200%	8/5/25	6,000	6,109
	Truist Financial Corp.	1.125%	8/3/27	10,000	9,972
	Truist Financial Corp.	3.875%	3/19/29	6,609	7,569
	Truist Financial Corp.	1.950%	6/5/30	5,000	5,142
4,7	UBS Group AG	3.126%	8/13/30	3,955	4,385
	US Bancorp	2.625%	1/24/22	10,050	10,339
	US Bancorp	3.000%	3/15/22	4,225	4,378
	US Bancorp	2.950%	7/15/22	10,725	11,193
	US Bancorp	3.700%	1/30/24	11,050	12,162
	US Bancorp	3.375%	2/5/24	11,500	12,507
	US Bancorp	2.400%	7/30/24	13,750	14,627
	US Bancorp	3.600%	9/11/24	2,490	2,757
	US Bancorp	1.450%	5/12/25	8,000	8,251
	US Bancorp	3.950%	11/17/25	1,318	1,519
	US Bancorp	3.100%	4/27/26	4,450	4,939
	US Bancorp	2.375%	7/22/26	17,025	18,525
	US Bancorp	3.150%	4/27/27	11,275	12,727
	US Bancorp	3.900%	4/26/28	4,475	5,341
	US Bancorp	3.000%	7/30/29	9,425	10,435
	US Bancorp	1.375%	7/22/30	8,575	8,508
	US Bank NA	2.850%	1/23/23	4,625	4,883
	US Bank NA	3.400%	7/24/23	7,825	8,452
	US Bank NA	2.800%	1/27/25	17,050	18,525
	US Bank NA	3.450%	11/16/21	3,700	3,822
	US Bank NA	1.800%	1/21/22	12,025	12,249
	US Bank NA	2.650%	5/23/22	10,250	10,632
	US Bank NA	1.950%	1/9/23	10,950	11,331
	US Bank NA	2.050%	1/21/25	8,000	8,456
	Wachovia Corp.	6.605%	10/1/25	1,150	1,391
	Wachovia Corp.	7.500%	4/15/35	500	747
	Wachovia Corp.	5.500%	8/1/35	4,725	6,254
	Wachovia Corp.	6.550%	10/15/35	250	335
	Wells Fargo & Co.	3.000%	1/22/21	10	10
	Wells Fargo & Co.	3.500%	3/8/22	7,815	8,157
	Wells Fargo & Co.	2.625%	7/22/22	29,270	30,364
	Wells Fargo & Co.	3.069%	1/24/23	56,577	58,337
	Wells Fargo & Co.	3.450%	2/13/23	23,387	24,789
	Wells Fargo & Co.	4.125%	8/15/23	26,812	29,228
	Wells Fargo & Co.	4.480%	1/16/24	6,800	7,520
	Wells Fargo & Co.	3.750%	1/24/24	5,710	6,193
4	Wells Fargo & Co.	1.654%	6/2/24	21,750	22,155
	Wells Fargo & Co.	3.550%	9/29/25	12,672	14,079
4	Wells Fargo & Co.	2.406%	10/30/25	55,000	57,460
4	Wells Fargo & Co.	2.164%	2/11/26	40,526	42,083
	Wells Fargo & Co.	3.000%	4/22/26	38,475	41,835
4	Wells Fargo & Co.	2.188%	4/30/26	10,000	10,386
	Wells Fargo & Co.	4.100%	6/3/26	27,600	31,001

Wells Fargo & Co.	3.000%	10/23/26	35,748	39,012
4 Wells Fargo & Co.	3.196%	6/17/27	20,000	21,826
Wells Fargo & Co.	4.300%	7/22/27	2,625	3,007
4 Wells Fargo & Co.	3.584%	5/22/28	879	980
4 Wells Fargo & Co.	2.393%	6/2/28	38,480	40,167
Wells Fargo & Co.	4.150%	1/24/29	2,705	3,178
4 Wells Fargo & Co.	2.879%	10/30/30	9,511	10,149
4 Wells Fargo & Co.	2.572%	2/11/31	8,855	9,245
4 Wells Fargo & Co.	4.478%	4/4/31	108,605	131,634
Wells Fargo & Co.	5.375%	2/7/35	9,100	12,450
4 Wells Fargo & Co.	3.068%	4/30/41	65,250	67,824
Wells Fargo & Co.	5.375%	11/2/43	30,854	40,690
Wells Fargo & Co.	5.606%	1/15/44	17,195	23,329
Wells Fargo & Co.	4.650%	11/4/44	17,618	21,420
Wells Fargo & Co.	3.900%	5/1/45	8,069	9,386
Wells Fargo & Co.	4.900%	11/17/45	20,371	25,733
Wells Fargo & Co.	4.400%	6/14/46	7,400	8,765
Wells Fargo & Co.	4.750%	12/7/46	17,941	22,377
4 Wells Fargo & Co.	5.013%	4/4/51	55,500	76,049
Wells Fargo & Co.	5.950%	12/1/86	3,925	5,106
Wells Fargo Bank NA	3.625%	10/22/21	14,850	15,313
Wells Fargo Bank NA	3.550%	8/14/23	24,875	26,932
Wells Fargo Bank NA	5.950%	8/26/36	3,700	5,058
Wells Fargo Bank NA	5.850%	2/1/37	11,275	15,280
Wells Fargo Bank NA	6.600%	1/15/38	10,645	15,493
Westpac Banking Corp.	2.650%	1/25/21	8,452	8,515
Westpac Banking Corp.	2.000%	8/19/21	8,750	8,886
Westpac Banking Corp.	2.500%	6/28/22	28,000	29,074
Westpac Banking Corp.	2.750%	1/11/23	9,900	10,420
Westpac Banking Corp.	2.000%	1/13/23	7,000	7,220
Westpac Banking Corp.	3.650%	5/15/23	7,400	8,013
Westpac Banking Corp.	3.300%	2/26/24	2,000	2,170
Westpac Banking Corp.	2.350%	2/19/25	6,208	6,624
Westpac Banking Corp.	2.850%	5/13/26	25,366	28,061
Westpac Banking Corp.	2.700%	8/19/26	6,550	7,196
Westpac Banking Corp.	3.350%	3/8/27	11,900	13,612
Westpac Banking Corp.	3.400%	1/25/28	150	173
Westpac Banking Corp.	2.650%	1/16/30	9,000	9,865
4 Westpac Banking Corp.	2.894%	2/4/30	22,925	23,668
4 Westpac Banking Corp.	4.322%	11/23/31	21,460	24,250
Westpac Banking Corp.	4.110%	7/24/34	5,950	6,681
Zions Bancorp NA	3.250%	10/29/29	3,090	3,081

Brokerage (0.3%)
Affiliated Managers Group Inc.	4.250%	2/15/24	3,122	3,432
Affiliated Managers Group Inc.	3.500%	8/1/25	5,267	5,800
Affiliated Managers Group Inc.	3.300%	6/15/30	4,000	4,273
Ameriprise Financial Inc.	3.000%	3/22/22	1,000	1,036
Ameriprise Financial Inc.	4.000%	10/15/23	10,169	11,220
Ameriprise Financial Inc.	3.700%	10/15/24	4,500	5,021
Ameriprise Financial Inc.	3.000%	4/2/25	600	656
Ameriprise Financial Inc.	2.875%	9/15/26	4,300	4,733
BGC Partners Inc.	3.750%	10/1/24	3,376	3,393
BlackRock Inc.	3.500%	3/18/24	7,650	8,432
BlackRock Inc.	3.200%	3/15/27	6,000	6,804
BlackRock Inc.	3.250%	4/30/29	3,000	3,464
BlackRock Inc.	2.400%	4/30/30	11,000	11,951

BlackRock Inc.	1.900%	1/28/31	13,575	14,070
Brookfield Asset Management Inc.	4.000%	1/15/25	4,796	5,354
Brookfield Finance Inc.	4.250%	6/2/26	1,015	1,165
Brookfield Finance Inc.	3.900%	1/25/28	5,500	6,130
Brookfield Finance Inc.	4.850%	3/29/29	8,625	10,261
Brookfield Finance Inc.	4.350%	4/15/30	920	1,077
Brookfield Finance Inc.	4.700%	9/20/47	8,175	9,536
Brookfield Finance LLC	4.000%	4/1/24	9,920	10,927
Brookfield Finance LLC	3.450%	4/15/50	7,700	7,534
Cboe Global Markets Inc.	3.650%	1/12/27	4,910	5,588
Charles Schwab Corp.	3.225%	9/1/22	4,464	4,692
Charles Schwab Corp.	2.650%	1/25/23	7,225	7,575
Charles Schwab Corp.	3.550%	2/1/24	10,180	11,106
Charles Schwab Corp.	4.200%	3/24/25	5,000	5,741
Charles Schwab Corp.	3.850%	5/21/25	2,000	2,263
Charles Schwab Corp.	3.450%	2/13/26	3,225	3,652
Charles Schwab Corp.	3.200%	3/2/27	3,500	3,920
Charles Schwab Corp.	3.200%	1/25/28	5,350	6,019
Charles Schwab Corp.	4.000%	2/1/29	5,550	6,677
Charles Schwab Corp.	3.250%	5/22/29	5,990	6,876
Charles Schwab Corp.	4.625%	3/22/30	1,030	1,299
CME Group Inc.	3.000%	9/15/22	20,055	21,055
CME Group Inc.	3.750%	6/15/28	2,671	3,148
CME Group Inc.	5.300%	9/15/43	7,140	10,563
E*TRADE Financial Corp.	2.950%	8/24/22	4,262	4,441
E*TRADE Financial Corp.	3.800%	8/24/27	5,250	5,898
E*TRADE Financial Corp.	4.500%	6/20/28	3,630	4,280
Eaton Vance Corp.	3.625%	6/15/23	2,875	3,038
Eaton Vance Corp.	3.500%	4/6/27	2,600	2,871
Franklin Resources Inc.	2.800%	9/15/22	6,875	7,173
Franklin Resources Inc.	2.850%	3/30/25	3,000	3,281
Intercontinental Exchange Inc.	2.350%	9/15/22	5,375	5,562
Intercontinental Exchange Inc.	4.000%	10/15/23	9,975	10,943
Intercontinental Exchange Inc.	3.750%	12/1/25	13,115	14,809
Intercontinental Exchange Inc.	3.100%	9/15/27	5,100	5,634
Intercontinental Exchange Inc.	3.750%	9/21/28	4,375	5,060
Intercontinental Exchange Inc.	2.100%	6/15/30	15,740	16,267
Intercontinental Exchange Inc.	1.850%	9/15/32	14,000	13,927
Intercontinental Exchange Inc.	2.650%	9/15/40	13,000	12,934
Intercontinental Exchange Inc.	4.250%	9/21/48	1,115	1,383
Intercontinental Exchange Inc.	3.000%	6/15/50	19,875	20,838
Intercontinental Exchange Inc.	3.000%	9/15/60	19,000	19,205
Invesco Finance plc	3.125%	11/30/22	16,300	17,176
Invesco Finance plc	4.000%	1/30/24	14,250	15,563
Invesco Finance plc	3.750%	1/15/26	10	11
Invesco Finance plc	5.375%	11/30/43	7,125	8,775
Janus Capital Group Inc.	4.875%	8/1/25	2,400	2,728
Jefferies Financial Group Inc.	5.500%	10/18/23	7,200	7,908
Jefferies Group LLC	5.125%	1/20/23	2,400	2,613
Jefferies Group LLC	4.850%	1/15/27	8,925	10,141
Jefferies Group LLC	6.450%	6/8/27	1,235	1,506
Jefferies Group LLC	2.750%	10/15/32	4,000	3,959
Jefferies Group LLC	6.250%	1/15/36	3,055	3,752
Jefferies Group LLC	6.500%	1/20/43	4,305	5,412
Jefferies Group LLC / Jefferies Group Capital
Finance Inc.	4.150%	1/23/30	13,010	14,651
Lazard Group LLC	3.750%	2/13/25	100	109

Lazard Group LLC	3.625%	3/1/27	5,075	5,472
Lazard Group LLC	4.500%	9/19/28	9,350	10,902
Legg Mason Inc.	4.750%	3/15/26	3,502	4,166
Legg Mason Inc.	5.625%	1/15/44	4,875	6,775
Nasdaq Inc.	4.250%	6/1/24	4,325	4,831
Nasdaq Inc.	3.850%	6/30/26	4,350	4,966
Nasdaq Inc.	3.250%	4/28/50	2,225	2,331
Nomura Holdings Inc.	1.851%	7/16/25	13,300	13,541
Nomura Holdings Inc.	3.103%	1/16/30	22,115	23,486
Raymond James Financial Inc.	3.625%	9/15/26	3,066	3,516
Raymond James Financial Inc.	4.650%	4/1/30	19,795	24,106
Raymond James Financial Inc.	4.950%	7/15/46	8,555	11,030
Stifel Financial Corp.	3.500%	12/1/20	3,475	3,479
Stifel Financial Corp.	4.250%	7/18/24	9,738	10,942
TD Ameritrade Holding Corp.	2.950%	4/1/22	10,775	11,124
TD Ameritrade Holding Corp.	3.625%	4/1/25	6,231	6,987
TD Ameritrade Holding Corp.	3.300%	4/1/27	13,850	15,521
TD Ameritrade Holding Corp.	2.750%	10/1/29	2,590	2,855

Finance Companies (0.2%)
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	4.450%	10/1/25	8,945	8,934
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	3.650%	7/21/27	12,210	11,169
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	5.000%	10/1/21	8,620	8,878
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	4.450%	12/16/21	1,330	1,358
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	3.950%	2/1/22	8,400	8,494
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	3.500%	5/26/22	2,125	2,141
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	4.625%	7/1/22	6,850	7,004
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	3.300%	1/23/23	5,045	5,045
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	4.125%	7/3/23	1,000	1,018
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	4.500%	9/15/23	1,200	1,235
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	4.875%	1/16/24	970	1,001
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	3.150%	2/15/24	5,000	4,937
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	3.500%	1/15/25	2,050	1,991
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	6.500%	7/15/25	19,204	20,679
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	4.450%	4/3/26	2,428	2,413
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	4.625%	10/15/27	7,000	6,773
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	3.875%	1/23/28	15,650	14,420
Air Lease Corp.	3.500%	1/15/22	11,465	11,734
Air Lease Corp.	3.750%	2/1/22	5,625	5,734
Air Lease Corp.	2.625%	7/1/22	5,000	5,025

Air Lease Corp.	2.250%	1/15/23	1,000	1,001
Air Lease Corp.	2.750%	1/15/23	4,000	4,082
Air Lease Corp.	3.875%	7/3/23	4,350	4,523
Air Lease Corp.	3.000%	9/15/23	7,825	7,958
Air Lease Corp.	4.250%	2/1/24	6,350	6,576
Air Lease Corp.	4.250%	9/15/24	600	621
Air Lease Corp.	2.300%	2/1/25	4,500	4,431
Air Lease Corp.	3.250%	3/1/25	7,000	7,113
Air Lease Corp.	3.375%	7/1/25	7,000	7,146
Air Lease Corp.	2.875%	1/15/26	5,000	4,926
Air Lease Corp.	3.750%	6/1/26	2,000	2,027
Air Lease Corp.	3.625%	4/1/27	6,775	6,658
Air Lease Corp.	3.625%	12/1/27	6,700	6,613
Air Lease Corp.	4.625%	10/1/28	6,300	6,522
Air Lease Corp.	3.250%	10/1/29	4,265	4,042
Air Lease Corp.	3.000%	2/1/30	10,300	9,580
Aircastle Ltd.	4.400%	9/25/23	5,800	5,735
Aircastle Ltd.	4.250%	6/15/26	15,000	13,894
Ares Capital Corp.	3.500%	2/10/23	11,500	11,785
Ares Capital Corp.	4.200%	6/10/24	6,610	6,866
Ares Capital Corp.	4.250%	3/1/25	1,554	1,605
Ares Capital Corp.	3.250%	7/15/25	12,825	12,745
FS KKR Capital Corp.	4.750%	5/15/22	3,125	3,172
FS KKR Capital Corp.	4.625%	7/15/24	4,375	4,424
FS KKR Capital Corp.	4.125%	2/1/25	3,800	3,765
GATX Corp.	3.250%	3/30/25	2,300	2,441
GATX Corp.	3.250%	9/15/26	2,800	3,010
GATX Corp.	3.850%	3/30/27	4,000	4,393
GATX Corp.	3.500%	3/15/28	7,000	7,602
GATX Corp.	4.550%	11/7/28	2,585	3,015
GATX Corp.	4.700%	4/1/29	4,000	4,778
GATX Corp.	4.000%	6/30/30	3,315	3,819
GATX Corp.	5.200%	3/15/44	325	412
GATX Corp.	4.500%	3/30/45	2,175	2,380
7 GE Capital Funding LLC	3.450%	5/15/25	17,350	18,577
7 GE Capital Funding LLC	4.050%	5/15/27	6,000	6,431
7 GE Capital Funding LLC	4.400%	5/15/30	30,255	32,362
7 GE Capital Funding LLC	4.550%	5/15/32	7,130	7,627
GE Capital International Funding Co.
Unlimited Co.	4.418%	11/15/35	94,457	99,255
International Lease Finance Corp.	5.875%	8/15/22	8,212	8,788
Oaktree Specialty Lending Corp.	3.500%	2/25/25	2,000	2,009
Owl Rock Capital Corp.	5.250%	4/15/24	1,000	1,037
Owl Rock Capital Corp.	4.000%	3/30/25	4,725	4,767
Owl Rock Capital Corp.	3.750%	7/22/25	9,695	9,647
Prospect Capital Corp.	5.875%	3/15/23	550	568
Sixth Street Specialty Lending Inc.	3.875%	11/1/24	2,800	2,850

Insurance (1.4%)
ACE Capital Trust II	9.700%	4/1/30	725	1,077
AEGON Funding Co. LLC	5.750%	12/15/20	4,731	4,782
4 Aegon NV	5.500%	4/11/48	4,000	4,390
Aetna Inc.	2.750%	11/15/22	10,160	10,555
Aetna Inc.	2.800%	6/15/23	14,700	15,448
Aetna Inc.	3.500%	11/15/24	6,500	7,123
Aetna Inc.	6.625%	6/15/36	5,400	7,649
Aetna Inc.	6.750%	12/15/37	5,000	7,263

Aetna Inc.	4.500%	5/15/42	4,325	5,114
Aetna Inc.	4.125%	11/15/42	4,525	5,136
Aetna Inc.	4.750%	3/15/44	2,520	3,107
Aetna Inc.	3.875%	8/15/47	4,075	4,528
Aflac Inc.	3.625%	6/15/23	8,280	8,971
Aflac Inc.	3.625%	11/15/24	4,610	5,148
Aflac Inc.	3.250%	3/17/25	5,175	5,719
Aflac Inc.	2.875%	10/15/26	7,775	8,551
Aflac Inc.	3.600%	4/1/30	27,801	32,533
Aflac Inc.	4.000%	10/15/46	1,700	1,944
Aflac Inc.	4.750%	1/15/49	9,075	11,589
Alleghany Corp.	4.950%	6/27/22	2,950	3,150
Alleghany Corp.	4.900%	9/15/44	4,575	5,645
Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	5,400	5,811
Allstate Corp.	3.150%	6/15/23	9,742	10,434
Allstate Corp.	3.280%	12/15/26	4,000	4,548
Allstate Corp.	5.350%	6/1/33	1,700	2,323
Allstate Corp.	5.550%	5/9/35	975	1,391
Allstate Corp.	5.950%	4/1/36	925	1,289
Allstate Corp.	4.500%	6/15/43	5,950	7,552
Allstate Corp.	4.200%	12/15/46	2,265	2,789
Allstate Corp.	3.850%	8/10/49	5,280	6,411
4 Allstate Corp.	5.750%	8/15/53	5,450	5,736
4 Allstate Corp.	6.500%	5/15/67	3,275	4,200
American Equity Investment Life Holding Co.	5.000%	6/15/27	4,550	4,954
American Financial Group Inc.	3.500%	8/15/26	2,825	3,030
American Financial Group Inc.	4.500%	6/15/47	5,830	6,407
American Financial Group Inc.	5.250%	4/2/30	4,396	5,345
American International Group Inc.	3.300%	3/1/21	5,825	5,878
American International Group Inc.	4.875%	6/1/22	5,370	5,749
American International Group Inc.	4.125%	2/15/24	2,605	2,878
American International Group Inc.	2.500%	6/30/25	30,405	32,458
American International Group Inc.	3.750%	7/10/25	6,110	6,844
American International Group Inc.	3.900%	4/1/26	6,750	7,664
American International Group Inc.	4.200%	4/1/28	8,525	9,862
American International Group Inc.	4.250%	3/15/29	5,700	6,687
American International Group Inc.	3.400%	6/30/30	22,000	24,335
American International Group Inc.	3.875%	1/15/35	8,525	9,699
American International Group Inc.	4.700%	7/10/35	3,860	4,788
American International Group Inc.	6.250%	5/1/36	12,905	17,807
American International Group Inc.	4.500%	7/16/44	12,465	14,619
American International Group Inc.	4.800%	7/10/45	8,577	10,446
American International Group Inc.	4.750%	4/1/48	1,600	1,956
4 American International Group Inc.	5.750%	4/1/48	7,950	8,646
American International Group Inc.	4.375%	6/30/50	9,000	10,501
American International Group Inc.	4.375%	1/15/55	10,540	12,158
4 American International Group Inc.	8.175%	5/15/68	2,900	4,114
Anthem Inc.	3.700%	8/15/21	5,830	5,944
Anthem Inc.	3.125%	5/15/22	10,275	10,716
Anthem Inc.	2.950%	12/1/22	6,500	6,823
Anthem Inc.	3.300%	1/15/23	11,621	12,312
Anthem Inc.	3.500%	8/15/24	11,182	12,228
Anthem Inc.	3.350%	12/1/24	8,272	9,062
Anthem Inc.	2.375%	1/15/25	6,000	6,363
Anthem Inc.	3.650%	12/1/27	22,075	25,062
Anthem Inc.	4.101%	3/1/28	28,000	32,493
Anthem Inc.	2.875%	9/15/29	8,955	9,636

Anthem Inc.	2.250%	5/15/30	19,310	19,835
Anthem Inc.	5.950%	12/15/34	1	1
Anthem Inc.	5.850%	1/15/36	1,200	1,627
Anthem Inc.	6.375%	6/15/37	5,865	8,423
Anthem Inc.	4.625%	5/15/42	9,815	12,216
Anthem Inc.	4.650%	1/15/43	9,195	11,527
Anthem Inc.	5.100%	1/15/44	5,855	7,785
Anthem Inc.	4.650%	8/15/44	8,592	10,761
Anthem Inc.	4.375%	12/1/47	12,090	14,690
Anthem Inc.	4.550%	3/1/48	5,240	6,517
Anthem Inc.	3.125%	5/15/50	6,675	6,734
Anthem Inc.	4.850%	8/15/54	2,720	3,449
Aon Corp.	4.500%	12/15/28	8,500	10,251
Aon Corp.	3.750%	5/2/29	1,280	1,471
Aon Corp.	2.800%	5/15/30	11,455	12,396
Aon Corp.	6.250%	9/30/40	2,650	3,895
Aon plc	2.800%	3/15/21	8,355	8,428
Aon plc	4.000%	11/27/23	2,675	2,925
Aon plc	3.500%	6/14/24	10,100	11,030
Aon plc	3.875%	12/15/25	3,475	3,967
Aon plc	4.600%	6/14/44	6,455	8,198
Aon plc	4.750%	5/15/45	6,100	7,922
Arch Capital Finance LLC	4.011%	12/15/26	4,725	5,481
Arch Capital Finance LLC	5.031%	12/15/46	4,725	5,961
Arch Capital Group Ltd.	7.350%	5/1/34	1,100	1,678
Arch Capital Group Ltd.	3.635%	6/30/50	8,110	8,690
Arch Capital Group US Inc.	5.144%	11/1/43	6,230	7,906
Aspen Insurance Holdings Ltd.	4.650%	11/15/23	11,780	12,761
Assurant Inc.	4.000%	3/15/23	6,975	7,403
Assurant Inc.	4.200%	9/27/23	1,500	1,608
Assurant Inc.	4.900%	3/27/28	1,600	1,783
Assurant Inc.	3.700%	2/22/30	1,300	1,349
Assurant Inc.	6.750%	2/15/34	917	1,142
Assured Guaranty US Holdings Inc.	5.000%	7/1/24	4,450	5,006
Athene Holding Ltd.	4.125%	1/12/28	8,525	9,231
Athene Holding Ltd.	6.150%	4/3/30	5,725	6,792
AXA SA	8.600%	12/15/30	9,320	14,073
AXIS Specialty Finance LLC	3.900%	7/15/29	2,600	2,839
4 AXIS Specialty Finance LLC	4.900%	1/15/40	2,930	2,974
AXIS Specialty Finance plc	4.000%	12/6/27	10,000	10,914
Berkshire Hathaway Finance Corp.	3.000%	5/15/22	4,025	4,196
Berkshire Hathaway Finance Corp.	1.850%	3/12/30	2,000	2,076
Berkshire Hathaway Finance Corp.	5.750%	1/15/40	580	893
Berkshire Hathaway Finance Corp.	4.400%	5/15/42	3,575	4,585
Berkshire Hathaway Finance Corp.	4.300%	5/15/43	16,679	21,419
Berkshire Hathaway Finance Corp.	4.200%	8/15/48	20,750	26,503
Berkshire Hathaway Finance Corp.	4.250%	1/15/49	17,830	22,924
Berkshire Hathaway Inc.	2.200%	3/15/21	225	227
Berkshire Hathaway Inc.	3.750%	8/15/21	2,260	2,329
Berkshire Hathaway Inc.	3.400%	1/31/22	2,000	2,082
Berkshire Hathaway Inc.	2.750%	3/15/23	17,279	18,189
Berkshire Hathaway Inc.	3.125%	3/15/26	39,992	44,541
Berkshire Hathaway Inc.	4.500%	2/11/43	8,490	11,102
Brighthouse Financial I nc.	3.700%	6/22/27	10,343	10,702
Brighthouse Financial Inc.	5.625%	5/15/30	5,000	5,826
Brighthouse Financial Inc.	4.700%	6/22/47	12,410	11,909
Brown & Brown Inc.	4.200%	9/15/24	3,555	3,912

Brown & Brown Inc.	4.500%	3/15/29	3,575	4,121
Brown & Brown Inc.	2.375%	3/15/31	10,250	10,288
Chubb Corp.	6.000%	5/11/37	4,200	6,157
Chubb Corp.	6.500%	5/15/38	2,955	4,582
Chubb INA Holdings Inc.	2.875%	11/3/22	21,344	22,334
Chubb INA Holdings Inc.	2.700%	3/13/23	5,060	5,321
Chubb INA Holdings Inc.	3.350%	5/15/24	7,900	8,663
Chubb INA Holdings Inc.	3.150%	3/15/25	7,654	8,445
Chubb INA Holdings Inc.	3.350%	5/3/26	12,270	13,899
Chubb INA Holdings Inc.	1.375%	9/15/30	14,400	14,155
Chubb INA Holdings Inc.	6.700%	5/15/36	1,810	2,755
Chubb INA Holdings Inc.	4.150%	3/13/43	6,100	7,687
Chubb INA Holdings Inc.	4.350%	11/3/45	17,327	22,654
Cigna Holding Co.	4.375%	12/15/20	200	200
Cincinnati Financial Corp.	6.920%	5/15/28	6,363	8,392
CNA Financial Corp.	3.950%	5/15/24	7,955	8,800
CNA Financial Corp.	4.500%	3/1/26	2,650	3,098
CNA Financial Corp.	3.450%	8/15/27	5,000	5,585
CNA Financial Corp.	3.900%	5/1/29	11,450	13,080
CNA Financial Corp.	2.050%	8/15/30	7,445	7,391
CNO Financial Group Inc.	5.250%	5/30/29	4,500	5,203
Enstar Group Ltd.	4.500%	3/10/22	1,750	1,818
Enstar Group Ltd.	4.950%	6/1/29	7,960	8,806
Equitable Holdings Inc.	3.900%	4/20/23	2,403	2,577
Equitable Holdings Inc.	7.000%	4/1/28	1,860	2,357
Equitable Holdings Inc.	4.350%	4/20/28	21,650	24,639
Equitable Holdings Inc.	5.000%	4/20/48	14,180	16,638
Everest Reinsurance Holdings Inc.	4.868%	6/1/44	3,225	3,743
Fairfax Financial Holdings Ltd.	4.850%	4/17/28	4,000	4,356
7 Fairfax Financial Holdings Ltd.	4.625%	4/29/30	5,000	5,444
Fidelity National Financial Inc.	3.400%	6/15/30	4,311	4,627
Fidelity National Financial Inc.	2.450%	3/15/31	7,000	6,933
First American Financial Corp.	4.600%	11/15/24	4,650	5,071
Globe Life Inc.	4.550%	9/15/28	3,200	3,773
Globe Life Inc.	2.150%	8/15/30	4,450	4,470
Hanover Insurance Group Inc.	4.500%	4/15/26	3,120	3,546
Hartford Financial Services Group Inc.	5.950%	10/15/36	120	163
Hartford Financial Services Group Inc.	6.100%	10/1/41	6,380	8,942
Hartford Financial Services Group Inc.	6.625%	4/15/42	1,793	2,567
Hartford Financial Services Group Inc.	4.300%	4/15/43	490	579
Hartford Financial Services Group Inc.	4.400%	3/15/48	2,570	3,168
Hartford Financial Services Group Inc.	3.600%	8/19/49	16,500	18,377
Humana Inc.	3.150%	12/1/22	4,825	5,062
Humana Inc.	3.850%	10/1/24	21,575	23,838
Humana Inc.	3.950%	3/15/27	12,950	14,816
Humana Inc.	3.125%	8/15/29	4,600	5,085
Humana Inc.	4.875%	4/1/30	6,150	7,647
Humana Inc.	4.625%	12/1/42	4,730	5,906
Humana Inc.	4.950%	10/1/44	9,205	12,254
Humana Inc.	4.800%	3/15/47	120	158
Humana Inc.	3.950%	8/15/49	981	1,156
Kemper Corp.	4.350%	2/15/25	1,500	1,645
Kemper Corp.	2.400%	9/30/30	5,000	4,938
Lincoln National Corp.	4.200%	3/15/22	4,985	5,249
Lincoln National Corp.	4.000%	9/1/23	3,200	3,500
Lincoln National Corp.	3.350%	3/9/25	225	246
Lincoln National Corp.	3.625%	12/12/26	9,925	11,228

Lincoln National Corp.	3.800%	3/1/28	9,750	11,219
Lincoln National Corp.	3.050%	1/15/30	9,625	10,378
Lincoln National Corp.	6.300%	10/9/37	4,150	5,426
Lincoln National Corp.	7.000%	6/15/40	1,070	1,547
Lincoln National Corp.	4.350%	3/1/48	4,100	4,684
Lincoln National Corp.	4.375%	6/15/50	2,267	2,599
Loews Corp.	2.625%	5/15/23	9,675	10,150
Loews Corp.	3.200%	5/15/30	6,500	7,238
Loews Corp.	6.000%	2/1/35	3,025	4,153
Loews Corp.	4.125%	5/15/43	4,315	4,943
Manulife Financial Corp.	4.150%	3/4/26	8,850	10,376
4 Manulife Financial Corp.	4.061%	2/24/32	7,120	7,663
Manulife Financial Corp.	5.375%	3/4/46	8,075	11,272
Markel Corp.	4.900%	7/1/22	4,665	4,989
Markel Corp.	3.500%	11/1/27	6,175	6,776
Markel Corp.	3.350%	9/17/29	2,555	2,818
Markel Corp.	5.000%	4/5/46	4,650	6,148
Markel Corp.	4.300%	11/1/47	2,200	2,566
Markel Corp.	5.000%	5/20/49	3,500	4,657
Markel Corp.	4.150%	9/17/50	620	741
Marsh & McLennan Cos. Inc.	2.750%	1/30/22	4,300	4,421
Marsh & McLennan Cos. Inc.	3.300%	3/14/23	8,212	8,704
Marsh & McLennan Cos. Inc.	3.875%	3/15/24	17,595	19,469
Marsh & McLennan Cos. Inc.	3.500%	6/3/24	5,600	6,116
Marsh & McLennan Cos. Inc.	3.500%	3/10/25	4,225	4,671
Marsh & McLennan Cos. Inc.	3.750%	3/14/26	5,150	5,816
Marsh & McLennan Cos. Inc.	4.375%	3/15/29	18,967	22,884
Marsh & McLennan Cos. Inc.	2.250%	11/15/30	15,910	16,617
Marsh & McLennan Cos. Inc.	5.875%	8/1/33	4,025	5,694
Marsh & McLennan Cos. Inc.	4.750%	3/15/39	4,400	5,702
Marsh & McLennan Cos. Inc.	4.350%	1/30/47	3,225	4,060
Marsh & McLennan Cos. Inc.	4.200%	3/1/48	1,350	1,678
Marsh & McLennan Cos. Inc.	4.900%	3/15/49	16,924	23,546
Mercury General Corp.	4.400%	3/15/27	3,265	3,584
MetLife Inc.	3.048%	12/15/22	8,950	9,468
MetLife Inc.	4.368%	9/15/23	275	306
MetLife Inc.	3.600%	4/10/24	15,943	17,613
MetLife Inc.	3.000%	3/1/25	8,475	9,352
MetLife Inc.	3.600%	11/13/25	4,975	5,645
MetLife Inc.	4.550%	3/23/30	18,825	23,557
MetLife Inc.	6.375%	6/15/34	3,445	5,246
MetLife Inc.	5.700%	6/15/35	2,709	3,941
MetLife Inc.	5.875%	2/6/41	12,142	17,829
MetLife Inc.	4.125%	8/13/42	10,475	12,806
MetLife Inc.	4.875%	11/13/43	10,919	14,770
MetLife Inc.	4.721%	12/15/44	9,020	11,681
MetLife Inc.	4.050%	3/1/45	1,835	2,230
MetLife Inc.	4.600%	5/13/46	515	673
4 MetLife Inc.	6.400%	12/15/66	16,231	20,126
4 MetLife Inc.	10.750%	8/1/69	500	816
Munich Re America Corp.	7.450%	12/15/26	1,200	1,635
4 Nationwide Financial Services Inc.	6.750%	5/15/87	750	869
Old Republic International Corp.	4.875%	10/1/24	5,266	5,953
Old Republic International Corp.	3.875%	8/26/26	4,560	5,168
PartnerRe Finance B LLC	3.700%	7/2/29	4,600	5,095
Primerica Inc.	4.750%	7/15/22	1,900	2,026
Principal Financial Group Inc.	3.400%	5/15/25	9,000	9,970

Principal Financial Group Inc.	3.100%	11/15/26	18,485	20,553
Principal Financial Group Inc.	3.700%	5/15/29	3,000	3,447
Principal Financial Group Inc.	2.125%	6/15/30	6,000	6,205
Principal Financial Group Inc.	6.050%	10/15/36	425	603
Principal Financial Group Inc.	4.625%	9/15/42	3,000	3,692
Principal Financial Group Inc.	4.350%	5/15/43	3,960	4,735
Principal Financial Group Inc.	4.300%	11/15/46	4,219	5,056
Progressive Corp.	3.750%	8/23/21	10,555	10,889
Progressive Corp.	6.625%	3/1/29	2,150	2,938
Progressive Corp.	3.200%	3/26/30	4,000	4,569
Progressive Corp.	4.350%	4/25/44	3,219	4,078
Progressive Corp.	4.125%	4/15/47	9,509	11,865
Progressive Corp.	4.200%	3/15/48	4,196	5,398
Progressive Corp.	3.950%	3/26/50	12,359	15,553
Prudential Financial Inc.	4.500%	11/16/21	675	707
Prudential Financial Inc.	3.500%	5/15/24	1,175	1,300
Prudential Financial Inc.	3.878%	3/27/28	5,700	6,660
Prudential Financial Inc.	2.100%	3/10/30	2,000	2,079
Prudential Financial Inc.	5.750%	7/15/33	2,630	3,590
Prudential Financial Inc.	5.700%	12/14/36	4,720	6,716
Prudential Financial Inc.	6.625%	12/1/37	3,250	4,872
Prudential Financial Inc.	3.000%	3/10/40	10,830	11,306
Prudential Financial Inc.	6.625%	6/21/40	3,020	4,599
Prudential Financial Inc.	6.200%	11/15/40	1,065	1,604
4 Prudential Financial Inc.	5.875%	9/15/42	10,936	11,592
4 Prudential Financial Inc.	5.625%	6/15/43	15,725	16,688
Prudential Financial Inc.	5.100%	8/15/43	2,775	3,520
4 Prudential Financial Inc.	5.200%	3/15/44	7,875	8,259
Prudential Financial Inc.	4.600%	5/15/44	15,600	18,983
4 Prudential Financial Inc.	5.375%	5/15/45	4,850	5,262
4 Prudential Financial Inc.	4.500%	9/15/47	1,500	1,598
Prudential Financial Inc.	3.905%	12/7/47	12,333	13,709
Prudential Financial Inc.	4.418%	3/27/48	250	300
4 Prudential Financial Inc.	5.700%	9/15/48	5,000	5,663
Prudential Financial Inc.	3.935%	12/7/49	9,904	11,207
4 Prudential Financial Inc.	3.700%	10/1/50	7,000	7,094
Prudential Financial Inc.	3.700%	3/13/51	9,200	10,108
Prudential plc	3.125%	4/14/30	8,340	9,219
Reinsurance Group of America Inc.	4.700%	9/15/23	1,500	1,652
Reinsurance Group of America Inc.	3.950%	9/15/26	1,500	1,672
Reinsurance Group of America Inc.	3.900%	5/15/29	3,350	3,803
Reinsurance Group of America Inc.	3.150%	6/15/30	4,300	4,676
RenaissanceRe Finance Inc.	3.700%	4/1/25	2,500	2,733
RenaissanceRe Finance Inc.	3.450%	7/1/27	3,525	3,828
RenaissanceRe Holdings Ltd.	3.600%	4/15/29	1,020	1,151
Selective Insurance Group Inc.	5.375%	3/1/49	2,685	3,267
Sompo International Holdings Ltd.	4.700%	10/15/22	9,375	9,950
Swiss Re Solutions Holding Corp.	7.000%	2/15/26	2,175	2,760
Transatlantic Holdings Inc.	8.000%	11/30/39	4,125	6,524
Travelers Cos. Inc.	6.750%	6/20/36	1,125	1,708
Travelers Cos. Inc.	6.250%	6/15/37	8,380	12,535
Travelers Cos. Inc.	5.350%	11/1/40	5,390	7,501
Travelers Cos. Inc.	4.600%	8/1/43	6,920	8,901
Travelers Cos. Inc.	4.300%	8/25/45	1,250	1,552
Travelers Cos. Inc.	3.750%	5/15/46	4,925	5,792
Travelers Cos. Inc.	4.000%	5/30/47	12,600	15,190
Travelers Cos. Inc.	4.100%	3/4/49	1,680	2,096

Travelers Cos. Inc.	2.550%	4/27/50	12,280	12,033
Travelers Property Casualty Corp.	6.375%	3/15/33	535	786
Trinity Acquisition plc	4.400%	3/15/26	1,328	1,530
UnitedHealth Group Inc.	2.125%	3/15/21	2,575	2,597
UnitedHealth Group Inc.	3.375%	11/15/21	270	277
UnitedHealth Group Inc.	2.875%	12/15/21	4,400	4,534
UnitedHealth Group Inc.	2.875%	3/15/22	3,300	3,398
UnitedHealth Group Inc.	3.350%	7/15/22	8,575	9,035
UnitedHealth Group Inc.	2.375%	10/15/22	4,000	4,158
UnitedHealth Group Inc.	2.750%	2/15/23	3,990	4,193
UnitedHealth Group Inc.	2.875%	3/15/23	8,005	8,472
UnitedHealth Group Inc.	3.500%	6/15/23	4,000	4,323
UnitedHealth Group Inc.	2.375%	8/15/24	4,475	4,756
UnitedHealth Group Inc.	3.750%	7/15/25	41,293	47,058
UnitedHealth Group Inc.	3.700%	12/15/25	5,000	5,724
UnitedHealth Group Inc.	1.250%	1/15/26	8,696	8,872
UnitedHealth Group Inc.	3.100%	3/15/26	15,275	17,036
UnitedHealth Group Inc.	3.450%	1/15/27	13,000	14,763
UnitedHealth Group Inc.	3.850%	6/15/28	7,000	8,227
UnitedHealth Group Inc.	3.875%	12/15/28	3,325	3,942
UnitedHealth Group Inc.	2.875%	8/15/29	7,848	8,728
UnitedHealth Group Inc.	2.000%	5/15/30	22,115	23,094
UnitedHealth Group Inc.	5.800%	3/15/36	4,000	5,752
UnitedHealth Group Inc.	6.500%	6/15/37	1,085	1,675
UnitedHealth Group Inc.	6.625%	11/15/37	5,100	8,047
UnitedHealth Group Inc.	6.875%	2/15/38	13,845	22,391
UnitedHealth Group Inc.	3.500%	8/15/39	17,505	20,094
UnitedHealth Group Inc.	2.750%	5/15/40	14,860	15,516
UnitedHealth Group Inc.	5.950%	2/15/41	2,700	4,056
UnitedHealth Group Inc.	4.375%	3/15/42	1,775	2,208
UnitedHealth Group Inc.	3.950%	10/15/42	4,900	5,862
UnitedHealth Group Inc.	4.250%	3/15/43	10,557	13,215
UnitedHealth Group Inc .	4.750%	7/15/45	17,738	23,888
UnitedHealth Group Inc.	4.200%	1/15/47	24,950	31,579
UnitedHealth Group Inc.	4.250%	4/15/47	11,935	15,119
UnitedHealth Group Inc.	3.750%	10/15/47	3,860	4,587
UnitedHealth Group Inc.	4.250%	6/15/48	13,053	16,294
UnitedHealth Group Inc.	4.450%	12/15/48	9,075	11,895
UnitedHealth Group Inc.	2.900%	5/15/50	9,565	9,946
UnitedHealth Group Inc.	3.875%	8/15/59	8,931	10,903
UnitedHealth Group Inc.	3.125%	5/15/60	8,450	9,038
Unum Group	4.000%	3/15/24	3,300	3,568
Unum Group	5.750%	8/15/42	6,143	6,894
Unum Group	4.500%	12/15/49	4,839	4,758
Voya Financial Inc.	3.125%	7/15/24	11,284	12,161
Voya Financial Inc.	3.650%	6/15/26	3,050	3,401
Voya Financial Inc.	5.700%	7/15/43	4,550	6,019
Voya Financial Inc.	4.800%	6/15/46	1,935	2,331
4 Voya Financial Inc.	4.700%	1/23/48	12,000	11,970
W R Berkley Corp.	4.000%	5/12/50	4,000	4,753
Willis North America Inc.	3.600%	5/15/24	5,910	6,454
Willis North America Inc.	4.500%	9/15/28	5,800	6,846
Willis North America Inc.	2.950%	9/15/29	2,650	2,852
Willis North America Inc.	5.050%	9/15/48	2,750	3,649
Willis North America Inc.	3.875%	9/15/49	9,175	10,540
WR Berkley Corp.	4.625%	3/15/22	6,400	6,760
WR Berkley Corp.	6.250%	2/15/37	150	204

WR Berkley Corp.	4.750%	8/1/44	3,280	4,210
XLIT Ltd.	4.450%	3/31/25	2,650	2,987
XLIT Ltd.	5.250%	12/15/43	4,850	6,731
XLIT Ltd.	5.500%	3/31/45	4,350	5,792

Other Finance (0.0%)
Jones Lang LaSalle Inc.	4.400%	11/15/22	1,150	1,214
ORIX Corp.	2.900%	7/18/22	2,950	3,057
ORIX Corp.	3.250%	12/4/24	2,000	2,170
ORIX Corp.	3.700%	7/18/27	8,150	9,211

Real Estate Investment Trusts (0.8%)
Alexandria Real Estate Equities Inc.	4.000%	1/15/24	9,225	10,194
Alexandria Real Estate Equities Inc.	3.450%	4/30/25	17,199	19,134
Alexandria Real Estate Equities Inc.	4.300%	1/15/26	2,550	2,956
Alexandria Real Estate Equities Inc.	3.800%	4/15/26	3,000	3,425
Alexandria Real Estate Equities Inc.	3.950%	1/15/28	4,030	4,641
Alexandria Real Estate Equities Inc.	4.500%	7/30/29	2,375	2,879
Alexandria Real Estate Equities Inc.	2.750%	12/15/29	1,046	1,135
Alexandria Real Estate Equities Inc.	4.700%	7/1/30	6,725	8,288
Alexandria Real Estate Equities Inc.	4.900%	12/15/30	6,213	7,833
Alexandria Real Estate Equities Inc.	3.375%	8/15/31	8,500	9,400
Alexandria Real Estate Equities Inc.	1.875%	2/1/33	7,400	7,252
Alexandria Real Estate Equities Inc.	4.850%	4/15/49	2,525	3,368
Alexandria Real Estate Equities Inc.	4.000%	2/1/50	4,500	5,382
American Campus Communities Operating
Partnership LP	4.125%	7/1/24	3,575	3,851
American Campus Communities Operating
Partnership LP	3.300%	7/15/26	1,000	1,067
American Campus Communities Operating
Partnership LP	3.625%	11/15/27	3,075	3,280
American Campus Communities Operating
Partnership LP	2.850%	2/1/30	8,030	8,119
American Campus Communities Operating
Partnership LP	3.875%	1/30/31	2,750	3,000
American Homes 4 Rent LP	4.250%	2/15/28	1,220	1,380
American Homes 4 Rent LP	4.900%	2/15/29	3,625	4,322
AvalonBay Communities Inc.	2.950%	9/15/22	75	78
AvalonBay Communities Inc.	2.850%	3/15/23	4,890	5,122
AvalonBay Communities Inc.	4.200%	12/15/23	1,680	1,850
AvalonBay Communities Inc.	3.500%	11/15/24	2,447	2,700
AvalonBay Communities Inc.	3.450%	6/1/25	4,295	4,786
AvalonBay Communities Inc.	2.950%	5/11/26	7,000	7,748
AvalonBay Communities Inc.	2.900%	10/15/26	4,750	5,222
AvalonBay Communities Inc.	3.350%	5/15/27	5,000	5,572
AvalonBay Communities Inc.	3.200%	1/15/28	4,175	4,640
AvalonBay Communities Inc.	2.300%	3/1/30	10,600	11,254
AvalonBay Communities Inc.	2.450%	1/15/31	3,360	3,591
AvalonBay Communities Inc.	3.900%	10/15/46	2,755	3,310
AvalonBay Communities Inc.	4.150%	7/1/47	1,000	1,238
Boston Properties LP	3.850%	2/1/23	8,325	8,866
Boston Properties LP	3.125%	9/1/23	1,771	1,871
Boston Properties LP	3.800%	2/1/24	4,551	4,925
Boston Properties LP	3.200%	1/15/25	15,121	16,383
Boston Properties LP	3.650%	2/1/26	7,250	8,061
Boston Properties LP	2.750%	10/1/26	2,300	2,461
Boston Properties LP	4.500%	12/1/28	4,700	5,535

Boston Properties LP	3.400%	6/21/29	5,690	6,172
Boston Properties LP	2.900%	3/15/30	8,714	9,100
Boston Properties LP	3.250%	1/30/31	10,380	11,184
Brandywine Operating Partnership LP	3.950%	2/15/23	5,475	5,659
Brandywine Operating Partnership LP	3.950%	11/15/27	16,505	17,111
Brixmor Operating Partnership LP	3.250%	9/15/23	1,475	1,526
Brixmor Operating Partnership LP	3.850%	2/1/25	12,425	13,199
Brixmor Operating Partnership LP	4.125%	6/15/26	15,188	16,510
Brixmor Operating Partnership LP	3.900%	3/15/27	7,225	7,627
Brixmor Operating Partnership LP	4.050%	7/1/30	6,500	6,953
Camden Property Trust	2.950%	12/15/22	5,575	5,811
Camden Property Trust	4.100%	10/15/28	5,475	6,422
Camden Property Trust	3.150%	7/1/29	10,165	11,269
Camden Property Trust	2.800%	5/15/30	7,145	7,756
Camden Property Trust	3.350%	11/1/49	1,550	1,701
Columbia Property Trust Operating
Partnership LP	4.150%	4/1/25	5,535	5,794
Columbia Property Trust Operating
Partnership LP	3.650%	8/15/26	5,675	5,806
Corporate Office Properties LP	3.600%	5/15/23	1,600	1,668
Corporate Office Properties LP	5.250%	2/15/24	6,725	7,362
Corporate Office Properties LP	2.250%	3/15/26	1,500	1,516
CubeSmart LP	4.375%	12/15/23	6,650	7,307
CubeSmart LP	4.000%	11/15/25	1,375	1,541
CubeSmart LP	3.125%	9/1/26	2,425	2,629
CubeSmart LP	4.375%	2/15/29	1,925	2,262
CubeSmart LP	3.000%	2/15/30	3,100	3,334
CyrusOne LP / CyrusOne Finance Corp.	2.900%	11/15/24	5,370	5,696
CyrusOne LP / CyrusOne Finance Corp.	3.450%	11/15/29	5,625	6,085
CyrusOne LP / CyrusOne Finance Corp.	2.150%	11/1/30	2,450	2,383
Digital Realty Trust LP	2.750%	2/1/23	2,400	2,511
Digital Realty Trust LP	4.750%	10/1/25	4,650	5,449
Digital Realty Trust LP	3.700%	8/15/27	7,350	8,248
Digital Realty Trust LP	4.450%	7/15/28	6,553	7,798
Digital Realty Trust LP	3.600%	7/1/29	18,375	20,988
Duke Realty LP	3.625%	4/15/23	1,740	1,847
Duke Realty LP	3.750%	12/1/24	2,179	2,407
Duke Realty LP	3.250%	6/30/26	4,050	4,488
Duke Realty LP	4.000%	9/15/28	2,025	2,368
Duke Realty LP	2.875%	11/15/29	1,000	1,089
Duke Realty LP	1.750%	7/1/30	4,000	3,975
Duke Realty LP	3.050%	3/1/50	4,675	4,988
EPR Properties	5.250%	7/15/23	3,375	3,367
EPR Properties	4.500%	4/1/25	7,023	6,845
EPR Properties	4.750%	12/15/26	1,100	1,046
EPR Properties	4.500%	6/1/27	245	227
EPR Properties	4.950%	4/15/28	4,150	4,017
EPR Properties	3.750%	8/15/29	5,830	5,087
ERP Operating LP	4.625%	12/15/21	1,459	1,516
ERP Operating LP	3.000%	4/15/23	1,675	1,763
ERP Operating LP	3.375%	6/1/25	300	331
ERP Operating LP	2.850%	11/1/26	9,175	10,132
ERP Operating LP	3.500%	3/1/28	7,000	7,909
ERP Operating LP	4.150%	12/1/28	3,600	4,286
ERP Operating LP	3.000%	7/1/29	6,195	6,809
ERP Operating LP	4.500%	7/1/44	4,200	5,389
ERP Operating LP	4.500%	6/1/45	3,750	4,807

ERP Operating LP	4.000%	8/1/47	2,775	3,351
Essex Portfolio LP	5.200%	3/15/21	1,750	1,772
Essex Portfolio LP	3.375%	1/15/23	1,000	1,045
Essex Portfolio LP	3.250%	5/1/23	1,425	1,498
Essex Portfolio LP	3.875%	5/1/24	1,575	1,718
Essex Portfolio LP	3.500%	4/1/25	8,950	9,841
Essex Portfolio LP	3.375%	4/15/26	3,485	3,870
Essex Portfolio LP	4.000%	3/1/29	5,795	6,693
Essex Portfolio LP	3.000%	1/15/30	9,630	10,398
Essex Portfolio LP	1.650%	1/15/31	2,500	2,433
Essex Portfolio LP	2.650%	3/15/32	8,510	8,983
Essex Portfolio LP	4.500%	3/15/48	6,335	7,988
Federal Realty Investment Trust	2.750%	6/1/23	2,650	2,749
Federal Realty Investment Trust	3.950%	1/15/24	5,000	5,405
Federal Realty Investment Trust	3.250%	7/15/27	4,725	5,023
Federal Realty Investment Trust	3.200%	6/15/29	3,350	3,543
Federal Realty Investment Trust	3.500%	6/1/30	2,000	2,155
Federal Realty Investment Trust	4.500%	12/1/44	6,600	7,472
Healthcare Realty Trust Inc.	3.625%	1/15/28	4,810	5,264
Healthcare Realty Trust Inc.	2.400%	3/15/30	4,000	4,042
Healthcare Realty Trust Inc.	2.050%	3/15/31	2,500	2,468
Healthcare Trust of America Holdings LP	3.500%	8/1/26	3,300	3,697
Healthcare Trust of America Holdings LP	3.750%	7/1/27	4,475	4,962
Healthcare Trust of America Holdings LP	3.100%	2/15/30	3,405	3,659
Healthcare Trust of America Holdings LP	2.000%	3/15/31	14,900	14,662
Healthpeak Properties Inc.	4.250%	11/15/23	240	262
Healthpeak Properties Inc.	4.200%	3/1/24	10,067	11,073
Healthpeak Properties Inc.	3.875%	8/15/24	4,350	4,811
Healthpeak Properties Inc.	3.400%	2/1/25	4,850	5,306
Healthpeak Properties Inc.	4.000%	6/1/25	775	870
Healthpeak Properties Inc.	3.250%	7/15/26	5,000	5,579
Healthpeak Properties Inc.	3.500%	7/15/29	11,270	12,410
Healthpeak Properties Inc.	3.000%	1/15/30	10,000	10,788
Healthpeak Properties Inc.	2.875%	1/15/31	5,000	5,298
Healthpeak Properties Inc.	6.750%	2/1/41	1,496	2,157
Highwoods Realty LP	3.875%	3/1/27	3,850	4,175
Highwoods Realty LP	4.125%	3/15/28	3,000	3,309
Highwoods Realty LP	2.600%	2/1/31	4,250	4,217
Host Hotels & Resorts LP	3.750%	10/15/23	6,034	6,243
Host Hotels & Resorts LP	4.000%	6/15/25	6,328	6,569
Host Hotels & Resorts LP	3.375%	12/15/29	5,270	4,940
Host Hotels & Resorts LP	3.500%	9/15/30	14,000	13,435
Hudson Pacific Properties LP	3.950%	11/1/27	2,500	2,700
Hudson Pacific Properties LP	4.650%	4/1/29	1,500	1,706
Hudson Pacific Properties LP	3.250%	1/15/30	2,585	2,670
Kilroy Realty LP	3.800%	1/15/23	9,250	9,619
Kilroy Realty LP	3.450%	12/15/24	2,000	2,097
Kilroy Realty LP	4.375%	10/1/25	800	884
Kilroy Realty LP	4.750%	12/15/28	2,150	2,499
Kilroy Realty LP	4.250%	8/15/29	2,975	3,354
Kilroy Realty LP	3.050%	2/15/30	12,025	12,506
Kilroy Realty LP	2.500%	11/15/32	7,500	7,309
Kimco Realty Corp.	3.400%	11/1/22	7,275	7,665
Kimco Realty Corp.	3.125%	6/1/23	875	921
Kimco Realty Corp.	3.300%	2/1/25	3,125	3,361
Kimco Realty Corp.	2.800%	10/1/26	1,893	2,005
Kimco Realty Corp.	1.900%	3/1/28	16,200	15,974

Kimco Realty Corp.	2.700%	10/1/30	4,000	4,054
Kimco Realty Corp.	4.250%	4/1/45	325	345
Kimco Realty Corp.	4.125%	12/1/46	400	414
Kimco Realty Corp.	4.450%	9/1/47	3,050	3,341
Kimco Realty Corp.	3.700%	10/1/49	6,021	5,900
Kite Realty Group LP	4.000%	10/1/26	7,900	7,611
Lexington Realty Trust	2.700%	9/15/30	2,500	2,546
Life Storage LP	3.500%	7/1/26	9,625	10,688
Life Storage LP	3.875%	12/15/27	1,000	1,119
Life Storage LP	4.000%	6/15/29	1,950	2,217
Life Storage LP	2.200%	10/15/30	2,500	2,494
Mid-America Apartments LP	4.300%	10/15/23	2,400	2,619
Mid-America Apartments LP	3.750%	6/15/24	2,725	2,958
Mid-America Apartments LP	4.000%	11/15/25	75	85
Mid-America Apartments LP	3.600%	6/1/27	7,770	8,660
Mid-America Apartments LP	3.950%	3/15/29	4,535	5,246
Mid-America Apartments LP	2.750%	3/15/30	5,245	5,620
Mid-America Apartments LP	1.700%	2/15/31	5,000	4,919
National Retail Properties Inc.	3.300%	4/15/23	900	944
National Retail Properties Inc.	3.900%	6/15/24	2,750	2,973
National Retail Properties Inc.	4.000%	11/15/25	2,875	3,183
National Retail Properties Inc.	3.600%	12/15/26	2,475	2,678
National Retail Properties Inc.	3.500%	10/15/27	1,050	1,120
National Retail Properties Inc.	4.300%	10/15/28	2,500	2,801
National Retail Properties Inc.	2.500%	4/15/30	8,375	8,353
National Retail Properties Inc.	4.800%	10/15/48	2,275	2,652
National Retail Properties Inc.	3.100%	4/15/50	8,375	7,430
Office Properties Income Trust	4.000%	7/15/22	2,725	2,738
Omega Healthcare Investors Inc.	4.375%	8/1/23	18,025	19,325
Omega Healthcare Investors Inc.	4.950%	4/1/24	3,325	3,540
Omega Healthcare Investors Inc.	4.500%	1/15/25	6,765	7,184
Omega Healthcare Investors Inc.	5.250%	1/15/26	5,250	5,727
Omega Healthcare Investors Inc.	4.500%	4/1/27	7,375	7,902
Omega Healthcare Investors Inc.	4.750%	1/15/28	1,984	2,165
Omega Healthcare Investors Inc.	3.625%	10/1/29	12,269	12,450
Physicians Realty LP	4.300%	3/15/27	6,400	6,813
Physicians Realty LP	3.950%	1/15/28	3,000	3,122
Piedmont Operating Partnership LP	3.400%	6/1/23	4,950	5,116
Piedmont Operating Partnership LP	4.450%	3/15/24	1,750	1,855
Piedmont Operating Partnership LP	3.150%	8/15/30	4,537	4,440
Prologis LP	3.750%	11/1/25	1,450	1,653
Prologis LP	2.125%	4/15/27	3,395	3,597
Prologis LP	3.875%	9/15/28	2,500	2,945
Prologis LP	4.375%	2/1/29	4,000	4,897
Prologis LP	2.250%	4/15/30	12,435	13,214
Prologis LP	1.250%	10/15/30	8,000	7,811
Prologis LP	4.375%	9/15/48	3,500	4,755
Prologis LP	3.000%	4/15/50	7,089	7,631
Prologis LP	2.125%	10/15/50	10,000	9,045
Public Storage	2.370%	9/15/22	5,510	5,710
Public Storage	3.094%	9/15/27	6,600	7,413
Public Storage	3.385%	5/1/29	4,855	5,606
Realty Income Corp.	3.250%	10/15/22	9,900	10,382
Realty Income Corp.	4.650%	8/1/23	1,825	2,019
Realty Income Corp.	3.875%	7/15/24	1,950	2,154
Realty Income Corp.	3.875%	4/15/25	6,840	7,736
Realty Income Corp.	4.125%	10/15/26	10,420	12,085

Realty Income Corp.	3.650%	1/15/28	7,725	8,716
Realty Income Corp.	3.250%	6/15/29	4,053	4,450
Realty Income Corp.	3.250%	1/15/31	9,360	10,316
Realty Income Corp.	4.650%	3/15/47	9,855	12,908
Regency Centers LP	3.600%	2/1/27	2,010	2,170
Regency Centers LP	4.125%	3/15/28	1,375	1,533
Regency Centers LP	2.950%	9/15/29	1,500	1,553
Regency Centers LP	3.700%	6/15/30	5,000	5,481
Regency Centers LP	4.400%	2/1/47	5,650	6,298
Regency Centers LP	4.650%	3/15/49	4,225	4,911
Retail Properties of America Inc.	4.750%	9/15/30	3,000	3,003
Sabra Health Care LP	5.125%	8/15/26	2,500	2,709
Sabra Health Care LP	3.900%	10/15/29	8,975	8,745
Sabra Health Care LP / Sabra Capital Corp.	4.800%	6/1/24	1,840	1,907
Select Income REIT	4.150%	2/1/22	1,975	1,985
Select Income REIT	4.250%	5/15/24	1,325	1,325
Select Income REIT	4.500%	2/1/25	5,916	5,930
Simon Property Group LP	2.350%	1/30/22	3,525	3,582
Simon Property Group LP	2.625%	6/15/22	10,300	10,570
Simon Property Group LP	2.750%	2/1/23	3,625	3,770
Simon Property Group LP	2.750%	6/1/23	6,000	6,254
Simon Property Group LP	3.750%	2/1/24	5,000	5,386
Simon Property Group LP	2.000%	9/13/24	2,170	2,238
Simon Property Group LP	3.375%	10/1/24	4,212	4,548
Simon Property Group LP	3.500%	9/1/25	8,639	9,466
Simon Property Group LP	3.300%	1/15/26	6,380	6,908
Simon Property Group LP	3.250%	11/30/26	2,800	3,046
Simon Property Group LP	3.375%	6/15/27	8,780	9,406
Simon Property Group LP	3.375%	12/1/27	4,700	5,030
Simon Property Group LP	2.450%	9/13/29	13,685	13,547
Simon Property Group LP	2.650%	7/15/30	3,500	3,518
Simon Property Group LP	6.750%	2/1/40	4,550	6,367
Simon Property Group LP	4.750%	3/15/42	5,448	6,204
Simon Property Group LP	4.250%	10/1/44	200	219
Simon Property Group LP	4.250%	11/30/46	4,700	5,018
Simon Property Group LP	3.250%	9/13/49	13,135	12,041
Simon Property Group LP	3.800%	7/15/50	5,300	5,355
SITE Centers Corp.	3.900%	8/15/24	8,125	8,283
SITE Centers Corp.	3.625%	2/1/25	6,000	6,081
SITE Centers Corp.	4.250%	2/1/26	1,700	1,814
SITE Centers Corp.	4.700%	6/1/27	14,350	15,094
SL Green Operating Partnership LP	3.250%	10/15/22	3,300	3,366
Spirit Realty LP	3.200%	1/15/27	2,000	1,988
Spirit Realty LP	4.000%	7/15/29	2,650	2,714
Spirit Realty LP	3.200%	2/15/31	2,450	2,405
STORE Capital Corp.	4.500%	3/15/28	2,195	2,355
STORE Capital Corp.	4.625%	3/15/29	5,000	5,401
Tanger Properties LP	3.750%	12/1/24	1,000	992
Tanger Properties LP	3.125%	9/1/26	4,710	4,512
Tanger Properties LP	3.875%	7/15/27	2,600	2,498
UDR Inc.	2.950%	9/1/26	4,400	4,792
UDR Inc.	3.500%	7/1/27	5,250	5,791
UDR Inc.	3.500%	1/15/28	5,075	5,591
UDR Inc.	3.000%	8/15/31	3,500	3,791
UDR Inc.	2.100%	8/1/32	4,000	3,982
UDR Inc.	3.100%	11/1/34	3,335	3,610
Ventas Realty LP	3.100%	1/15/23	4,120	4,285

Ventas Realty LP	3.125%	6/15/23	7,060	7,387
Ventas Realty LP	3.500%	4/15/24	3,075	3,281
Ventas Realty LP	3.750%	5/1/24	2,325	2,490
Ventas Realty LP	2.650%	1/15/25	3,610	3,758
Ventas Realty LP	4.125%	1/15/26	1,825	2,048
Ventas Realty LP	3.250%	10/15/26	9,075	9,648
Ventas Realty LP	3.850%	4/1/27	2,075	2,253
Ventas Realty LP	4.000%	3/1/28	12,985	14,091
Ventas Realty LP	4.400%	1/15/29	1,865	2,101
Ventas Realty LP	3.000%	1/15/30	3,865	3,930
Ventas Realty LP	4.750%	11/15/30	765	885
Ventas Realty LP	5.700%	9/30/43	1,000	1,191
Ventas Realty LP	4.375%	2/1/45	5,740	5,968
Ventas Realty LP	4.875%	4/15/49	1,200	1,348
Ventas Realty LP / Ventas Capital Corp.	3.250%	8/15/22	6,827	7,091
VEREIT Operating Partnership LP	4.600%	2/6/24	2,550	2,734
VEREIT Operating Partnership LP	4.625%	11/1/25	5,175	5,708
VEREIT Operating Partnership LP	4.875%	6/1/26	2,925	3,294
VEREIT Operating Partnership LP	3.950%	8/15/27	5,350	5,690
VEREIT Operating Partnership LP	3.400%	1/15/28	5,000	5,218
VEREIT Operating Partnership LP	3.100%	12/15/29	12,365	12,348
Vornado Realty LP	3.500%	1/15/25	3,524	3,647
Washington REIT	3.950%	10/15/22	1,050	1,071
7 WEA Finance LLC / Westfield UK & Europe
Finance plc	3.750%	9/17/24	500	522
Weingarten Realty Investors	3.375%	10/15/22	8,375	8,553
Weingarten Realty Investors	3.500%	4/15/23	2,200	2,263
Weingarten Realty Investors	4.450%	1/15/24	600	636
Weingarten Realty Investors	3.850%	6/1/25	900	941
Welltower Inc.	4.500%	1/15/24	5,500	6,042
Welltower Inc.	3.625%	3/15/24	10,690	11,532
Welltower Inc.	4.000%	6/1/25	18,665	20,832
Welltower Inc.	4.250%	4/1/26	12,775	14,603
Welltower Inc.	2.700%	2/15/27	9,262	9,766
Welltower Inc.	4.250%	4/15/28	1,525	1,726
Welltower Inc.	4.125%	3/15/29	3,145	3,550
Welltower Inc.	2.750%	1/15/31	16,750	17,207
Welltower Inc.	6.500%	3/15/41	1,250	1,670
Welltower Inc.	5.125%	3/15/43	950	1,098
Welltower Inc.	4.950%	9/1/48	4,500	5,396
WP Carey Inc.	4.600%	4/1/24	7,705	8,436
WP Carey Inc.	4.000%	2/1/25	1,250	1,367
WP Carey Inc.	4.250%	10/1/26	2,350	2,651
WP Carey Inc.	3.850%	7/15/29	2,200	2,362
				18,084,356
Industrial (18.2%)
Basic Industry (0.8%)
Air Products & Chemicals Inc.	3.000%	11/3/21	9,710	9,985
Air Products & Chemicals Inc.	3.350%	7/31/24	11,545	12,616
Air Products & Chemicals Inc.	1.850%	5/15/27	5,000	5,231
Air Products & Chemicals Inc.	2.050%	5/15/30	7,750	8,160
Air Products & Chemicals Inc.	2.700%	5/15/40	8,207	8,710
Air Products & Chemicals Inc.	2.800%	5/15/50	14,050	14,777
Airgas Inc.	3.650%	7/15/24	9,075	9,986
Albemarle Corp.	4.150%	12/1/24	6,265	6,825
Albemarle Corp.	5.450%	12/1/44	3,240	3,577
Albemarle Wodgina Pty Ltd.	3.450%	11/15/29	1,910	1,925

Barrick Gold Corp.	6.450%	10/15/35	1,050	1,367
Barrick Gold Corp.	5.250%	4/1/42	9,227	12,590
Barrick North America Finance LLC	5.700%	5/30/41	12,470	17,509
Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	10,564	15,090
BHP Billiton Finance USA Ltd.	2.875%	2/24/22	12,690	13,102
BHP Billiton Finance USA Ltd.	3.850%	9/30/23	7,475	8,211
BHP Billiton Finance USA Ltd.	6.420%	3/1/26	100	128
BHP Billiton Finance USA Ltd.	4.125%	2/24/42	8,290	10,252
BHP Billiton Finance USA Ltd.	5.000%	9/30/43	26,140	36,480
Cabot Corp.	3.700%	7/15/22	400	416
Cabot Corp.	4.000%	7/1/29	2,800	3,003
Celulosa Arauco y Constitucion SA	3.875%	11/2/27	5,866	6,220
Celulosa Arauco y Constitucion SA	5.500%	11/2/47	8,500	9,377
Dow Chemical Co.	3.500%	10/1/24	5,012	5,481
Dow Chemical Co.	4.550%	11/30/25	8,000	9,306
Dow Chemical Co.	4.800%	11/30/28	4,000	4,855
Dow Chemical Co.	7.375%	11/1/29	5,350	7,532
Dow Chemical Co.	2.100%	11/15/30	10,000	9,833
Dow Chemical Co.	4.250%	10/1/34	8,955	10,517
Dow Chemical Co.	9.400%	5/15/39	9,960	17,049
Dow Chemical Co.	5.250%	11/15/41	4,060	5,005
Dow Chemical Co.	4.375%	11/15/42	17,789	20,085
Dow Chemical Co.	4.625%	10/1/44	5,919	6,880
Dow Chemical Co.	5.550%	11/30/48	5,875	7,736
Dow Chemical Co.	4.800%	5/15/49	5,200	6,176
Dow Chemical Co.	3.600%	11/15/50	6,000	6,046
DuPont de Nemours Inc.	2.169%	5/1/23	10,000	10,096
DuPont de Nemours Inc.	4.205%	11/15/23	19,000	20,882
DuPont de Nemours Inc.	4.493%	11/15/25	14,000	16,135
DuPont de Nemours Inc.	4.725%	11/15/28	20,925	25,030
DuPont de Nemours Inc.	5.319%	11/15/38	12,953	16,347
DuPont de Nemours Inc.	5.419%	11/15/48	16,140	21,520
Eastman Chemical Co.	3.600%	8/15/22	7,095	7,437
Eastman Chemical Co.	3.800%	3/15/25	11,142	12,281
Eastman Chemical Co.	4.800%	9/1/42	5,150	6,129
Eastman Chemical Co.	4.650%	10/15/44	8,926	10,419
Ecolab Inc.	2.375%	8/10/22	7,115	7,374
Ecolab Inc.	3.250%	1/14/23	2,325	2,460
Ecolab Inc.	2.700%	11/1/26	3,100	3,469
Ecolab Inc.	3.250%	12/1/27	4,100	4,644
Ecolab Inc.	4.800%	3/24/30	6,500	8,257
Ecolab Inc.	1.300%	1/30/31	5,500	5,363
Ecolab Inc.	5.500%	12/8/41	2,156	3,098
Ecolab Inc.	3.950%	12/1/47	10,246	12,837
Ecolab Inc.	2.125%	8/15/50	2,000	1,829
EI du Pont de Nemours & Co.	1.700%	7/15/25	4,165	4,323
EI du Pont de Nemours & Co.	2.300%	7/15/30	4,000	4,216
Fibria Overseas Finance Ltd.	5.250%	5/12/24	4,725	5,180
Fibria Overseas Finance Ltd.	4.000%	1/14/25	3,800	4,020
Fibria Overseas Finance Ltd.	5.500%	1/17/27	4,325	4,876
FMC Corp.	3.950%	2/1/22	3,000	3,098
FMC Corp.	4.100%	2/1/24	6,500	7,083
FMC Corp.	3.450%	10/1/29	11,277	12,615
FMC Corp.	4.500%	10/1/49	3,000	3,727
Georgia-Pacific LLC	8.000%	1/15/24	8,030	9,875
7 Georgia-Pacific LLC	1.750%	9/30/25	2,800	2,918
Georgia-Pacific LLC	7.375%	12/1/25	2,500	3,217

Georgia-Pacific LLC	7.250%	6/1/28	1,000	1,355
Georgia-Pacific LLC	7.750%	11/15/29	1,750	2,609
7 Georgia-Pacific LLC	2.300%	4/30/30	3,000	3,171
Georgia-Pacific LLC	8.875%	5/15/31	4,460	7,174
Huntsman International LLC	4.500%	5/1/29	4,479	5,028
International Flavors & Fragrances Inc.	3.200%	5/1/23	1,475	1,534
International Flavors & Fragrances Inc.	4.450%	9/26/28	2,000	2,347
International Flavors & Fragrances Inc.	4.375%	6/1/47	4,300	4,933
International Flavors & Fragrances Inc.	5.000%	9/26/48	5,000	6,271
International Paper Co.	3.800%	1/15/26	377	430
International Paper Co.	5.000%	9/15/35	3,135	4,082
International Paper Co.	7.300%	11/15/39	3,787	5,563
International Paper Co.	6.000%	11/15/41	3,232	4,393
International Paper Co.	4.800%	6/15/44	11,425	14,124
International Paper Co.	5.150%	5/15/46	7,293	9,531
International Paper Co.	4.400%	8/15/47	11,281	13,622
International Paper Co.	4.350%	8/15/48	6,000	7,290
Kinross Gold Corp.	5.950%	3/15/24	3,091	3,524
Kinross Gold Corp.	4.500%	7/15/27	467	529
Lubrizol Corp.	6.500%	10/1/34	420	654
LYB International Finance BV	4.000%	7/15/23	7,856	8,523
LYB International Finance BV	5.250%	7/15/43	9,574	11,638
LYB International Finance BV	4.875%	3/15/44	5,000	5,921
LYB International Finance II BV	3.500%	3/2/27	11,000	12,195
LYB International Finance III LLC	2.875%	5/1/25	5,000	5,361
LYB International Finance III LLC	3.375%	5/1/30	6,615	7,220
LYB International Finance III LLC	4.200%	10/15/49	1,460	1,624
LYB International Finance III LLC	4.200%	5/1/50	14,635	16,243
LyondellBasell Industries NV	6.000%	11/15/21	12,650	13,249
LyondellBasell Industries NV	5.750%	4/15/24	6,658	7,622
LyondellBasell Industries NV	4.625%	2/26/55	5,050	5,799
Mosaic Co.	3.750%	11/15/21	3,875	3,970
Mosaic Co.	3.250%	11/15/22	10,450	10,922
Mosaic Co.	4.250%	11/15/23	12,507	13,561
Mosaic Co.	4.050%	11/15/27	3,260	3,629
Mosaic Co.	5.450%	11/15/33	1,805	2,094
Mosaic Co.	4.875%	11/15/41	4,195	4,411
Mosaic Co.	5.625%	11/15/43	4,100	4,866
Newmont Corp.	3.625%	6/9/21	2,145	2,179
Newmont Corp.	3.700%	3/15/23	2,835	2,938
Newmont Corp.	2.800%	10/1/29	14,466	15,644
Newmont Corp.	2.250%	10/1/30	19,300	19,885
Newmont Corp.	5.875%	4/1/35	780	1,116
Newmont Corp.	6.250%	10/1/39	6,626	9,784
Newmont Corp.	4.875%	3/15/42	7,080	9,537
Newmont Corp.	5.450%	6/9/44	4,200	5,932
Nucor Corp.	4.125%	9/15/22	3,426	3,631
Nucor Corp.	4.000%	8/1/23	6,027	6,556
Nucor Corp.	2.000%	6/1/25	2,204	2,302
Nucor Corp.	3.950%	5/1/28	2,700	3,143
Nucor Corp.	2.700%	6/1/30	2,000	2,145
Nucor Corp.	6.400%	12/1/37	8,375	12,044
Nucor Corp.	5.200%	8/1/43	6,925	9,183
Nucor Corp.	4.400%	5/1/48	2,780	3,581
Nutrien Ltd.	3.150%	10/1/22	4,135	4,315
Nutrien Ltd.	1.900%	5/13/23	4,300	4,434
Nutrien Ltd.	3.500%	6/1/23	6,664	7,105

Nutrien Ltd.	3.625%	3/15/24	500	544
Nutrien Ltd.	3.375%	3/15/25	5,500	6,073
Nutrien Ltd.	3.000%	4/1/25	4,000	4,324
Nutrien Ltd.	4.000%	12/15/26	2,700	3,120
Nutrien Ltd.	2.950%	5/13/30	9,000	9,839
Nutrien Ltd.	4.125%	3/15/35	5,525	6,344
Nutrien Ltd.	7.125%	5/23/36	200	273
Nutrien Ltd.	5.625%	12/1/40	4,875	6,234
Nutrien Ltd.	6.125%	1/15/41	1,375	1,833
Nutrien Ltd.	4.900%	6/1/43	6,410	7,856
Nutrien Ltd.	5.250%	1/15/45	4,320	5,416
Nutrien Ltd.	5.000%	4/1/49	11,246	14,718
Nutrien Ltd.	3.950%	5/13/50	4,000	4,519
Packaging Corp. of America	4.500%	11/1/23	8,345	9,231
Packaging Corp. of America	3.650%	9/15/24	6,570	7,199
Packaging Corp. of America	3.400%	12/15/27	3,700	4,133
Packaging Corp. of America	3.000%	12/15/29	12,703	13,899
Packaging Corp. of America	4.050%	12/15/49	1,600	1,909
PPG Industries Inc.	2.400%	8/15/24	10,920	11,627
PPG Industries Inc.	2.550%	6/15/30	5,000	5,290
Praxair Inc.	2.450%	2/15/22	15,971	16,340
Praxair Inc.	2.200%	8/15/22	10,243	10,550
Praxair Inc.	2.650%	2/5/25	3,500	3,776
Praxair Inc.	3.200%	1/30/26	3,000	3,361
Praxair Inc.	1.100%	8/10/30	5,500	5,332
Praxair Inc.	3.550%	11/7/42	2,500	2,991
Praxair Inc.	2.000%	8/10/50	5,000	4,498
Rayonier Inc.	3.750%	4/1/22	1,950	1,996
Reliance Steel & Aluminum Co.	4.500%	4/15/23	4,225	4,556
Reliance Steel & Aluminum Co.	1.300%	8/15/25	1,500	1,500
Reliance Steel & Aluminum Co.	2.150%	8/15/30	4,847	4,744
Rio Tinto Alcan Inc.	6.125%	12/15/33	3,229	4,694
Rio Tinto Alcan Inc.	5.750%	6/1/35	3,935	5,643
Rio Tinto Finance USA Ltd.	3.750%	6/15/25	31,285	35,394
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	375	527
Rio Tinto Finance USA Ltd.	5.200%	11/2/40	5,485	7,763
Rio Tinto Finance USA plc	4.750%	3/22/42	3,975	5,384
Rio Tinto Finance USA plc	4.125%	8/21/42	2,237	2,877
Rohm & Haas Co.	7.850%	7/15/29	5,275	7,443
RPM International Inc.	3.450%	11/15/22	3,275	3,371
RPM International Inc.	3.750%	3/15/27	3,875	4,239
RPM International Inc.	4.550%	3/1/29	2,575	3,009
RPM International Inc.	5.250%	6/1/45	3,592	4,353
RPM International Inc.	4.250%	1/15/48	10,580	11,276
Sherwin-Williams Co.	4.200%	1/15/22	700	727
Sherwin-Williams Co.	2.750%	6/1/22	796	824
Sherwin-Williams Co.	3.125%	6/1/24	2,375	2,568
Sherwin-Williams Co.	3.450%	8/1/25	5,425	6,005
Sherwin-Williams Co.	3.950%	1/15/26	5,450	6,198
Sherwin-Williams Co.	3.450%	6/1/27	17,500	19,697
Sherwin-Williams Co.	2.950%	8/15/29	20,000	21,927
Sherwin-Williams Co.	4.000%	12/15/42	1,000	1,107
Sherwin-Williams Co.	4.550%	8/1/45	1,590	1,970
Sherwin-Williams Co.	4.500%	6/1/47	15,067	18,627
Sherwin-Williams Co.	3.800%	8/15/49	8,038	9,142
Sherwin-Williams Co.	3.300%	5/15/50	8,000	8,462
Southern Copper Corp.	3.500%	11/8/22	2,400	2,508

Southern Copper Corp.	3.875%	4/23/25	3,600	3,975
Southern Copper Corp.	7.500%	7/27/35	3,725	5,439
Southern Copper Corp.	6.750%	4/16/40	1,550	2,219
Southern Copper Corp.	5.250%	11/8/42	17,045	21,418
Southern Copper Corp.	5.875%	4/23/45	18,097	24,518
Steel Dynamics Inc.	2.800%	12/15/24	2,000	2,113
Steel Dynamics Inc.	2.400%	6/15/25	1,000	1,048
Steel Dynamics Inc.	4.125%	9/15/25	1,739	1,769
Steel Dynamics Inc.	3.450%	4/15/30	10,000	10,975
Steel Dynamics Inc.	3.250%	1/15/31	6,800	7,285
Suzano Austria GmbH	6.000%	1/15/29	18,350	20,848
Suzano Austria GmbH	5.000%	1/15/30	6,700	7,208
Suzano Austria GmbH	3.750%	1/15/31	4,800	4,798
7 Teck Resources Ltd.	3.900%	7/15/30	1,500	1,572
Teck Resources Ltd.	6.125%	10/1/35	9,906	11,860
Teck Resources Ltd.	6.000%	8/15/40	2,830	3,186
Teck Resources Ltd.	6.250%	7/15/41	6,800	7,858
Vale Canada Ltd.	7.200%	9/15/32	2,712	3,380
Vale Overseas Ltd.	6.250%	8/10/26	20,860	24,563
Vale Overseas Ltd.	3.750%	7/8/30	11,700	12,015
Vale Overseas Ltd.	8.250%	1/17/34	500	708
Vale Overseas Ltd.	6.875%	11/21/36	13,119	16,989
Vale Overseas Ltd.	6.875%	11/10/39	12,515	16,567
Vale SA	5.625%	9/11/42	4,597	5,453
Westlake Chemical Corp.	3.600%	8/15/26	2,804	3,077
Westlake Chemical Corp.	3.375%	6/15/30	3,000	3,221
Westlake Chemical Corp.	5.000%	8/15/46	13,210	15,496
Westlake Chemical Corp.	4.375%	11/15/47	375	402
Westrock MWV LLC	8.200%	1/15/30	5,804	8,252
WestRock MWV LLC	7.950%	2/15/31	3,000	4,271
WestRock RKT Co.	4.900%	3/1/22	1,950	2,072
WestRock RKT Co.	4.000%	3/1/23	2,865	3,061
Weyerhaeuser Co.	4.625%	9/15/23	3,125	3,479
Weyerhaeuser Co.	8.500%	1/15/25	800	1,033
Weyerhaeuser Co.	4.000%	11/15/29	11,200	13,113
Weyerhaeuser Co.	4.000%	4/15/30	6,000	7,045
Weyerhaeuser Co.	7.375%	3/15/32	8,605	12,527
Weyerhaeuser Co.	6.875%	12/15/33	2,250	3,083
WRKCo Inc.	3.000%	9/15/24	2,620	2,813
WRKCo Inc.	3.750%	3/15/25	4,789	5,357
WRKCo Inc.	4.650%	3/15/26	10,545	12,370
WRKCo Inc.	3.375%	9/15/27	9,950	10,912
WRKCo Inc.	4.000%	3/15/28	5,375	6,177
WRKCo Inc.	3.900%	6/1/28	2,000	2,278
WRKCo Inc.	4.900%	3/15/29	7,040	8,673
WRKCo Inc.	4.200%	6/1/32	550	663
WRKCo Inc.	3.000%	6/15/33	4,000	4,369
Yamana Gold Inc.	4.625%	12/15/27	2,700	2,939

Capital Goods (1.7%)
3M Co.	1.625%	9/19/21	4,625	4,681
3M Co.	2.750%	3/1/22	7,518	7,763
3M Co.	2.000%	6/26/22	1,982	2,037
3M Co.	1.750%	2/14/23	5,300	5,470
3M Co.	2.250%	3/15/23	1,950	2,037
3M Co.	3.250%	2/14/24	3,075	3,347
3M Co.	2.000%	2/14/25	6,425	6,815

3M Co.	2.650%	4/15/25	11,674	12,682
3M Co.	2.875%	10/15/27	5,150	5,727
3M Co.	3.625%	9/14/28	3,816	4,453
3M Co.	3.375%	3/1/29	8,725	10,034
3M Co.	2.375%	8/26/29	8,375	9,060
3M Co.	3.050%	4/15/30	6,855	7,827
3M Co.	3.875%	6/15/44	1,000	1,224
3M Co.	3.125%	9/19/46	9,425	10,283
3M Co.	3.625%	10/15/47	5,125	6,045
3M Co.	4.000%	9/14/48	7,550	9,500
3M Co.	3.250%	8/26/49	4,809	5,386
3M Co.	3.700%	4/15/50	11,465	13,854
ABB Finance USA Inc.	2.875%	5/8/22	8,285	8,584
ABB Finance USA Inc.	3.375%	4/3/23	250	266
ABB Finance USA Inc.	3.800%	4/3/28	6,475	7,736
ABB Finance USA Inc.	4.375%	5/8/42	6,900	8,840
Allegion plc	3.500%	10/1/29	3,455	3,773
Allegion US Holding Co. Inc.	3.200%	10/1/24	2,053	2,175
Allegion US Holding Co. Inc.	3.550%	10/1/27	3,100	3,370
Amphenol Corp.	2.050%	3/1/25	6,244	6,550
Amphenol Corp.	4.350%	6/1/29	4,000	4,845
Amphenol Corp.	2.800%	2/15/30	2,405	2,636
Avery Dennison Corp.	4.875%	12/6/28	3,160	3,887
Avery Dennison Corp.	2.650%	4/30/30	8,200	8,742
Bemis Co. Inc.	4.500%	10/15/21	1,205	1,243
Bemis Co. Inc.	3.100%	9/15/26	2,450	2,669
Bemis Co. Inc.	2.630%	6/19/30	4,500	4,790
Boeing Co.	2.350%	10/30/21	2,000	2,026
Boeing Co.	2.125%	3/1/22	5,075	5,104
Boeing Co.	2.700%	5/1/22	4,425	4,508
Boeing Co.	2.800%	3/1/23	7,820	7,972
Boeing Co.	4.508%	5/1/23	26,095	27,500
Boeing Co.	1.875%	6/15/23	6,100	6,099
Boeing Co.	2.800%	3/1/24	2,000	2,043
Boeing Co.	2.850%	10/30/24	4,740	4,769
Boeing Co.	2.500%	3/1/25	1,672	1,661
Boeing Co.	4.875%	5/1/25	30,005	32,730
Boeing Co.	7.250%	6/15/25	325	377
Boeing Co.	3.100%	5/1/26	4,875	4,874
Boeing Co.	2.250%	6/15/26	4,025	3,832
Boeing Co.	2.700%	2/1/27	7,615	7,422
Boeing Co.	2.800%	3/1/27	6,800	6,657
Boeing Co.	5.040%	5/1/27	21,760	23,952
Boeing Co.	3.250%	3/1/28	2,926	2,895
Boeing Co.	3.450%	11/1/28	2,342	2,353
Boeing Co.	2.950%	2/1/30	2,905	2,810
Boeing Co.	5.150%	5/1/30	41,490	46,568
Boeing Co.	6.125%	2/15/33	5,775	6,893
Boeing Co.	3.600%	5/1/34	15,641	15,277
Boeing Co.	3.250%	2/1/35	10,000	9,230
Boeing Co.	6.625%	2/15/38	1,000	1,212
Boeing Co.	3.550%	3/1/38	2,322	2,121
Boeing Co.	3.500%	3/1/39	3,415	3,077
Boeing Co.	6.875%	3/15/39	5,180	6,440
Boeing Co.	5.875%	2/15/40	3,655	4,161
Boeing Co.	5.705%	5/1/40	33,635	39,065
Boeing Co.	3.375%	6/15/46	7,000	6,085

Boeing Co.	3.650%	3/1/47	5,800	5,175
Boeing Co.	3.850%	11/1/48	1,903	1,709
Boeing Co.	3.900%	5/1/49	7,345	6,732
Boeing Co.	5.805%	5/1/50	48,020	57,870
Boeing Co.	3.825%	3/1/59	2,300	2,027
Boeing Co.	5.930%	5/1/60	32,530	40,144
Carlisle Cos. Inc.	3.750%	11/15/22	1,605	1,663
Carlisle Cos. Inc.	3.500%	12/1/24	3,623	3,969
Carlisle Cos. Inc.	3.750%	12/1/27	3,050	3,447
Carlisle Cos. Inc.	2.750%	3/1/30	10,955	11,608
7 Carrier Global Corp.	1.923%	2/15/23	3,490	3,586
7 Carrier Global Corp.	2.242%	2/15/25	17,145	17,876
7 Carrier Global Corp.	2.493%	2/15/27	11,725	12,238
7 Carrier Global Corp.	2.722%	2/15/30	27,181	28,368
7 Carrier Global Corp.	2.700%	2/15/31	1,000	1,037
7 Carrier Global Corp.	3.377%	4/5/40	12,175	12,726
7 Carrier Global Corp.	3.577%	4/5/50	17,000	17,857
Caterpillar Financial Services Corp.	1.700%	8/9/21	7,900	7,996
Caterpillar Financial Services Corp.	2.750%	8/20/21	1,300	1,328
Caterpillar Financial Services Corp.	1.931%	10/1/21	9,438	9,594
Caterpillar Financial Services Corp.	2.950%	2/26/22	8,050	8,349
Caterpillar Financial Services Corp.	0.950%	5/13/22	9,092	9,187
Caterpillar Financial Services Corp.	2.850%	6/1/22	1,604	1,668
Caterpillar Financial Services Corp.	2.400%	6/6/22	7,000	7,230
Caterpillar Financial Services Corp.	1.950%	11/18/22	15,520	16,030
Caterpillar Financial Services Corp.	2.550%	11/29/22	8,000	8,365
Caterpillar Financial Services Corp.	2.625%	3/1/23	1,100	1,165
Caterpillar Financial Services Corp.	3.450%	5/15/23	5,350	5,762
Caterpillar Financial Services Corp.	0.650%	7/7/23	4,550	4,575
Caterpillar Financial Services Corp.	0.450%	9/14/23	3,000	2,999
Caterpillar Financial Services Corp.	3.650%	12/7/23	3,000	3,294
Caterpillar Financial Services Corp.	2.850%	5/17/24	4,100	4,421
Caterpillar Financial Services Corp.	3.300%	6/9/24	7,175	7,860
Caterpillar Financial Services Corp.	2.150%	11/8/24	2,749	2,918
Caterpillar Financial Services Corp.	3.250%	12/1/24	6,320	6,965
Caterpillar Financial Services Corp.	1.450%	5/15/25	4,200	4,338
Caterpillar Financial Services Corp.	2.400%	8/9/26	6,800	7,421
Caterpillar Financial Services Corp.	1.100%	9/14/27	3,500	3,495
Caterpillar Inc.	2.600%	6/26/22	15,425	15,931
Caterpillar Inc.	3.400%	5/15/24	3,500	3,823
Caterpillar Inc.	2.600%	4/9/30	9,620	10,520
Caterpillar Inc.	5.300%	9/15/35	3,100	4,303
Caterpillar Inc.	6.050%	8/15/36	9,241	13,442
Caterpillar Inc.	5.200%	5/27/41	5,147	7,193
Caterpillar Inc.	3.803%	8/15/42	11,604	14,057
Caterpillar Inc.	4.300%	5/15/44	2,830	3,665
Caterpillar Inc.	3.250%	9/19/49	14,740	16,385
Caterpillar Inc.	3.250%	4/9/50	9,600	10,815
Caterpillar Inc.	4.750%	5/15/64	1,975	2,772
CNH Industrial Capital LLC	4.375%	4/5/22	2,750	2,881
CNH Industrial Capital LLC	1.950%	7/2/23	3,075	3,123
CNH Industrial Capital LLC	4.200%	1/15/24	11,865	12,719
CNH Industrial NV	4.500%	8/15/23	5,025	5,450
CNH Industrial NV	3.850%	11/15/27	4,500	4,864
Crane Co.	4.450%	12/15/23	5,690	6,222
Crane Co.	4.200%	3/15/48	3,925	4,134
CRH America Inc.	5.750%	1/15/21	2,290	2,323

Deere & Co.	2.600%	6/8/22	6,165	6,368
Deere & Co.	5.375%	10/16/29	6,170	8,114
Deere & Co.	3.100%	4/15/30	6,138	6,995
Deere & Co.	3.900%	6/9/42	7,237	9,170
Deere & Co.	2.875%	9/7/49	3,100	3,369
Deere & Co.	3.750%	4/15/50	9,056	11,215
Dover Corp.	3.150%	11/15/25	5,900	6,509
Dover Corp.	2.950%	11/4/29	2,600	2,857
Dover Corp.	5.375%	10/15/35	300	401
Dover Corp.	6.600%	3/15/38	2,050	2,873
Dover Corp.	5.375%	3/1/41	2,020	2,609
Eagle Materials Inc.	4.500%	8/1/26	4,700	4,893
Eaton Corp.	2.750%	11/2/22	12,994	13,611
Eaton Corp.	3.103%	9/15/27	7,765	8,644
Eaton Corp.	4.000%	11/2/32	7,729	9,299
Eaton Corp.	4.150%	11/2/42	2,326	2,891
Eaton Corp.	3.915%	9/15/47	4,950	6,004
Emerson Electric Co.	2.625%	12/1/21	11,025	11,311
Emerson Electric Co.	2.625%	2/15/23	3,500	3,665
Emerson Electric Co.	3.150%	6/1/25	1,800	1,985
Emerson Electric Co.	0.875%	10/15/26	6,700	6,663
Emerson Electric Co.	1.800%	10/15/27	9,550	9,986
Emerson Electric Co.	1.950%	10/15/30	4,250	4,404
Emerson Electric Co.	5.250%	11/15/39	440	600
Emerson Electric Co.	2.750%	10/15/50	6,000	6,120
Flowserve Corp.	3.500%	9/15/22	12,705	13,080
Flowserve Corp.	4.000%	11/15/23	4,575	4,734
Flowserve Corp.	3.500%	10/1/30	3,920	3,882
Fortive Corp.	3.150%	6/15/26	7,547	8,336
Fortive Corp.	4.300%	6/15/46	6,250	7,514
Fortune Brands Home & Security Inc.	4.000%	9/21/23	9,750	10,651
Fortune Brands Home & Security Inc.	4.000%	6/15/25	4,350	4,940
Fortune Brands Home & Security Inc.	3.250%	9/15/29	5,802	6,408
General Dynamics Corp.	2.250%	11/15/22	4,722	4,891
General Dynamics Corp.	3.375%	5/15/23	8,500	9,136
General Dynamics Corp.	1.875%	8/15/23	18,200	18,881
General Dynamics Corp.	2.375%	11/15/24	5,019	5,378
General Dynamics Corp.	3.250%	4/1/25	5,825	6,449
General Dynamics Corp.	3.500%	5/15/25	9,743	10,912
General Dynamics Corp.	2.125%	8/15/26	8,000	8,592
General Dynamics Corp.	3.500%	4/1/27	3,815	4,373
General Dynamics Corp.	2.625%	11/15/27	10,440	11,394
General Dynamics Corp.	3.750%	5/15/28	7,135	8,357
General Dynamics Corp.	3.625%	4/1/30	8,750	10,407
General Dynamics Corp.	4.250%	4/1/40	5,900	7,376
General Dynamics Corp.	3.600%	11/15/42	3,689	4,395
General Dynamics Corp.	4.250%	4/1/50	5,980	7,779
General Electric Co.	3.150%	9/7/22	7,206	7,515
General Electric Co.	3.100%	1/9/23	3,973	4,169
General Electric Co.	3.450%	5/15/24	4,892	5,254
General Electric Co.	3.450%	5/1/27	9,950	10,511
General Electric Co.	3.625%	5/1/30	18,455	19,120
General Electric Co.	6.750%	3/15/32	23,984	30,027
General Electric Co.	6.150%	8/7/37	8,246	9,791
General Electric Co.	5.875%	1/14/38	20,911	24,339
General Electric Co.	6.875%	1/10/39	18,378	23,412
General Electric Co.	4.250%	5/1/40	15,604	15,910

General Electric Co.	4.125%	10/9/42	11,642	11,577
General Electric Co.	4.350%	5/1/50	31,750	32,248
Hexcel Corp.	4.700%	8/15/25	4,350	4,849
Hexcel Corp.	3.950%	2/15/27	2,925	3,162
Honeywell International Inc.	4.250%	3/1/21	10,530	10,704
Honeywell International Inc.	1.850%	11/1/21	9,350	9,498
Honeywell International Inc.	2.150%	8/8/22	3,500	3,613
Honeywell International Inc.	0.483%	8/19/22	6,000	6,009
Honeywell International Inc.	3.350%	12/1/23	10,140	11,059
Honeywell International Inc.	2.300%	8/15/24	7,425	7,906
Honeywell International Inc.	1.350%	6/1/25	16,593	17,113
Honeywell International Inc.	2.500%	11/1/26	9,375	10,309
Honeywell International Inc.	2.700%	8/15/29	4,901	5,422
Honeywell International I nc.	1.950%	6/1/30	16,269	17,070
Honeywell International Inc.	5.700%	3/15/36	4,580	6,492
Honeywell International Inc.	5.700%	3/15/37	4,945	7,008
Honeywell International Inc.	5.375%	3/1/41	5,995	8,600
Honeywell International Inc.	3.812%	11/21/47	850	1,064
Honeywell International Inc.	2.800%	6/1/50	6,500	6,942
Hubbell Inc.	3.350%	3/1/26	2,800	3,039
Hubbell Inc.	3.150%	8/15/27	3,425	3,628
Hubbell Inc.	3.500%	2/15/28	4,645	5,059
7 Huntington Ingalls Industries Inc.	3.844%	5/1/25	3,500	3,842
Huntington Ingalls Industries Inc.	3.483%	12/1/27	4,608	5,044
7 Huntington Ingalls Industries Inc.	4.200%	5/1/30	4,700	5,390
IDEX Corp.	3.000%	5/1/30	2,995	3,292
Illinois Tool Works Inc.	3.375%	9/15/21	2,895	2,956
Illinois Tool Works Inc.	3.500%	3/1/24	7,912	8,682
Illinois Tool Works Inc.	2.650%	11/15/26	14,550	16,078
Illinois Tool Works Inc.	4.875%	9/15/41	350	481
Illinois Tool Works Inc.	3.900%	9/1/42	10,803	13,536
Ingersoll-Rand Global Holding Co. Ltd.	3.750%	8/21/28	50	57
Ingersoll-Rand Luxembourg Finance SA	3.550%	11/1/24	9,605	10,574
Ingersoll-Rand Luxembourg Finance SA	3.500%	3/21/26	1,170	1,308
Ingersoll-Rand Luxembourg Finance SA	3.800%	3/21/29	10,715	12,559
Ingersoll-Rand Luxembourg Finance SA	4.650%	11/1/44	3,050	3,804
Ingersoll-Rand Luxembourg Finance SA	4.500%	3/21/49	3,475	4,397
John Deere Capital Corp.	3.900%	7/12/21	8,268	8,504
John Deere Capital Corp.	3.150%	10/15/21	9,091	9,356
John Deere Capital Corp.	2.650%	1/6/22	7,350	7,560
John Deere Capital Corp.	2.750%	3/15/22	2,250	2,328
John Deere Capital Corp.	2.150%	9/8/22	10,350	10,701
John Deere Capital Corp.	2.700%	1/6/23	300	315
John Deere Capital Corp.	2.800%	1/27/23	7,615	8,027
John Deere Capital Corp.	2.800%	3/6/23	10,950	11,597
John Deere Capital Corp.	3.450%	6/7/23	800	864
John Deere Capital Corp.	0.700%	7/5/23	8,550	8,619
John Deere Capital Corp.	3.650%	10/12/23	3,150	3,465
John Deere Capital Corp.	2.600%	3/7/24	3,000	3,204
John Deere Capital Corp.	3.350%	6/12/24	9,931	10,915
John Deere Capital Corp.	2.650%	6/24/24	4,421	4,753
John Deere Capital Corp.	2.050%	1/9/25	11,150	11,809
John Deere Capital Corp.	3.450%	3/13/25	10,705	12,006
John Deere Capital Corp.	3.400%	9/11/25	1,750	1,977
John Deere Capital Corp.	2.650%	6/10/26	4,200	4,614
John Deere Capital Corp.	2.250%	9/14/26	7,865	8,516
John Deere Capital Corp.	1.750%	3/9/27	4,300	4,485

John Deere Capital Corp.	2.800%	9/8/27	8,100	9,002
John Deere Capital Corp.	3.050%	1/6/28	7,700	8,601
John Deere Capital Corp.	3.450%	3/7/29	4,475	5,188
John Deere Capital Corp.	2.800%	7/18/29	5,575	6,213
John Deere Capital Corp.	2.450%	1/9/30	6,380	6,914
Johnson Controls International plc	3.625%	7/2/24	4,302	4,697
Johnson Controls International plc	3.900%	2/14/26	4,082	4,649
Johnson Controls International plc	6.000%	1/15/36	954	1,278
Johnson Controls International plc	4.625%	7/2/44	7,850	9,780
Johnson Controls International plc	5.125%	9/14/45	2,045	2,677
Johnson Controls International plc	4.500%	2/15/47	5,495	6,855
Johnson Controls International plc	4.950%	7/2/64	3,658	4,670
Johnson Controls International plc / Tyco
Fire & Security Finance SCA	1.750%	9/15/30	5,575	5,586
Kennametal Inc.	3.875%	2/15/22	1,525	1,567
Kennametal Inc.	4.625%	6/15/28	6,620	7,328
L3Harris Technologies Inc.	3.850%	6/15/23	10,366	11,230
L3Harris Technologies Inc.	3.950%	5/28/24	1,040	1,146
L3Harris Technologies Inc.	3.832%	4/27/25	7,645	8,532
L3Harris Technologies Inc.	3.850%	12/15/26	5,500	6,324
L3Harris Technologies Inc.	4.400%	6/15/28	9,605	11,404
L3Harris Technologies Inc.	2.900%	12/15/29	5,630	6,145
L3Harris Technologies Inc.	4.854%	4/27/35	2,150	2,833
L3Harris Technologies Inc.	6.150%	12/15/40	4,625	6,713
L3Harris Technologies Inc.	5.054%	4/27/45	4,170	5,572
Leggett & Platt Inc.	3.800%	11/15/24	3,725	4,011
Leggett & Platt Inc.	3.500%	11/15/27	12,475	13,033
Legrand France SA	8.500%	2/15/25	3,350	4,429
Lennox International Inc.	3.000%	11/15/23	1,000	1,055
Lennox International Inc.	1.350%	8/1/25	3,216	3,238
Lennox International Inc.	1.700%	8/1/27	2,300	2,298
Lockheed Martin Corp.	2.500%	11/23/20	1,192	1,194
Lockheed Martin Corp.	3.100%	1/15/23	9,780	10,369
Lockheed Martin Corp.	2.900%	3/1/25	6,252	6,822
Lockheed Martin Corp.	3.550%	1/15/26	14,275	16,253
Lockheed Martin Corp.	1.850%	6/15/30	7,464	7,732
Lockheed Martin Corp.	3.600%	3/1/35	9,240	11,100
Lockheed Martin Corp.	4.500%	5/15/36	5,475	7,029
Lockheed Martin Corp.	6.150%	9/1/36	7,685	11,291
Lockheed Martin Corp.	5.720%	6/1/40	3,301	4,770
Lockheed Martin Corp.	4.850%	9/15/41	622	813
Lockheed Martin Corp.	4.070%	12/15/42	11,965	15,033
Lockheed Martin Corp.	3.800%	3/1/45	8,846	10,517
Lockheed Martin Corp.	4.700%	5/15/46	12,833	17,434
Lockheed Martin Corp.	2.800%	6/15/50	7,355	7,668
Lockheed Martin Corp.	4.090%	9/15/52	13,061	16,731
Martin Marietta Materials Inc.	4.250%	7/2/24	2,985	3,306
Martin Marietta Materials Inc.	3.450%	6/1/27	3,225	3,576
Martin Marietta Materials Inc.	3.500%	12/15/27	3,707	4,163
Martin Marietta Materials Inc.	2.500%	3/15/30	4,200	4,353
Martin Marietta Materials Inc.	4.250%	12/15/47	7,450	8,465
Masco Corp.	5.950%	3/15/22	583	626
Masco Corp.	4.450%	4/1/25	4,700	5,371
Masco Corp.	4.375%	4/1/26	4,500	5,223
Masco Corp.	3.500%	11/15/27	6,550	7,262
Masco Corp.	7.750%	8/1/29	1,144	1,577
Masco Corp.	2.000%	10/1/30	1,175	1,173

Masco Corp.	4.500%	5/15/47	3,600	4,274
Mohawk Industries Inc.	3.850%	2/1/23	6,125	6,504
Mohawk Industries Inc.	3.625%	5/15/30	5,625	6,140
Northrop Grumman Corp.	2.550%	10/15/22	5,050	5,259
Northrop Grumman Corp.	3.250%	8/1/23	11,375	12,267
Northrop Grumman Corp.	2.930%	1/15/25	8,400	9,136
Northrop Grumman Corp.	3.200%	2/1/27	8,000	8,930
Northrop Grumman Corp.	3.250%	1/15/28	8,505	9,541
Northrop Grumman Corp.	4.400%	5/1/30	9,817	12,071
Northrop Grumman Corp.	5.150%	5/1/40	5,865	7,866
Northrop Grumman Corp.	5.050%	11/15/40	8,225	11,016
Northrop Grumman Corp.	4.750%	6/1/43	8,890	11,544
Northrop Grumman Corp.	3.850%	4/15/45	4,475	5,221
Northrop Grumman Corp.	4.030%	10/15/47	18,958	22,983
Northrop Grumman Corp.	5.250%	5/1/50	10,395	14,779
Northrop Grumman Systems Corp.	7.750%	2/15/31	3,120	4,777
Nvent Finance Sarl	3.950%	4/15/23	2,100	2,184
Nvent Finance Sarl	4.550%	4/15/28	3,850	4,159
Oshkosh Corp.	4.600%	5/15/28	7,375	8,407
Oshkosh Corp.	3.100%	3/1/30	600	634
Otis Worldwide Corp.	2.056%	4/5/25	7,250	7,613
Otis Worldwide Corp.	2.293%	4/5/27	5,000	5,232
Otis Worldwide Corp.	2.565%	2/15/30	19,547	20,982
Otis Worldwide Corp.	3.112%	2/15/40	7,960	8,464
Otis Worldwide Corp.	3.362%	2/15/50	8,055	8,829
Owens Corning	4.200%	12/1/24	6,030	6,653
Owens Corning	3.400%	8/15/26	2,025	2,188
Owens Corning	3.950%	8/15/29	4,000	4,527
Owens Corning	3.875%	6/1/30	4,275	4,838
Owens Corning	7.000%	12/1/36	1,787	2,376
Owens Corning	4.300%	7/15/47	4,325	4,743
Owens Corning	4.400%	1/30/48	3,200	3,577
Parker-Hannifin Corp.	3.500%	9/15/22	5,646	5,965
Parker-Hannifin Corp.	2.700%	6/14/24	4,840	5,178
Parker-Hannifin Corp.	3.300%	11/21/24	11,650	12,727
Parker-Hannifin Corp.	3.250%	3/1/27	13,825	15,262
Parker-Hannifin Corp.	3.250%	6/14/29	3,875	4,338
Parker-Hannifin Corp.	4.200%	11/21/34	3,900	4,751
Parker-Hannifin Corp.	6.250%	5/15/38	3,650	5,223
Parker-Hannifin Corp.	4.450%	11/21/44	4,870	6,021
Parker-Hannifin Corp.	4.100%	3/1/47	6,250	7,526
Parker-Hannifin Corp.	4.000%	6/14/49	6,575	7,915
Precision Castparts Corp.	2.500%	1/15/23	13,970	14,569
Precision Castparts Corp.	3.250%	6/15/25	9,300	10,281
Precision Castparts Corp.	3.900%	1/15/43	6,575	7,582
Precision Castparts Corp.	4.375%	6/15/45	4,262	5,287
7 Raytheon Technologies Corp.	2.800%	3/15/22	12,000	12,375
7 Raytheon Technologies Corp.	2.500%	12/15/22	18,875	19,580
Raytheon Technologies Corp.	3.650%	8/16/23	740	804
7 Raytheon Technologies Corp.	3.700%	12/15/23	2,775	3,022
7 Raytheon Technologies Corp.	3.200%	3/15/24	12,107	13,003
Raytheon Technologies Corp.	3.950%	8/16/25	13,719	15,608
7 Raytheon Technologies Corp.	3.500%	3/15/27	15,360	17,242
Raytheon Technologies Corp.	3.125%	5/4/27	9,952	11,029
7 Raytheon Technologies Corp.	7.200%	8/15/27	1,010	1,351
Raytheon Technologies Corp.	6.700%	8/1/28	325	441
Raytheon Technologies Corp.	4.125%	11/16/28	27,975	33,101

Raytheon Technologies Corp.	7.500%	9/15/29	4,125	6,021
Raytheon Technologies Corp.	2.250%	7/1/30	3,900	4,095
Raytheon Technologies Corp.	5.400%	5/1/35	3,225	4,389
Raytheon Technologies Corp.	6.050%	6/1/36	6,890	9,699
Raytheon Technologies Corp.	6.125%	7/15/38	8,750	12,629
Raytheon Technologies Corp.	4.450%	11/16/38	11,665	14,321
Raytheon Technologies Corp.	5.700%	4/15/40	13,350	18,731
7 Raytheon Technologies Corp.	4.875%	10/15/40	450	578
7 Raytheon Technologies Corp.	4.700%	12/15/41	7,075	8,762
Raytheon Technologies Corp.	4.500%	6/1/42	28,298	35,545
7 Raytheon Technologies Corp.	4.800%	12/15/43	2,325	2,985
7 Raytheon Technologies Corp.	4.200%	12/15/44	795	915
Raytheon Technologies Corp.	4.150%	5/15/45	12,475	14,971
Raytheon Technologies Corp.	3.750%	11/1/46	13,442	15,343
7 Raytheon Technologies Corp.	4.350%	4/15/47	10,125	12,491
Raytheon Technologies Corp.	4.050%	5/4/47	11,850	14,127
Raytheon Technologies Corp.	4.625%	11/16/48	1,843	2,398
Raytheon Technologies Corp.	3.125%	7/1/50	9,000	9,487
Republic Services Inc.	3.550%	6/1/22	475	495
Republic Services Inc.	4.750%	5/15/23	2,425	2,668
Republic Services Inc.	2.500%	8/15/24	4,500	4,785
Republic Services Inc.	3.200%	3/15/25	6,809	7,495
Republic Services Inc.	2.900%	7/1/26	4,275	4,722
Republic Services Inc.	2.300%	3/1/30	8,375	8,858
Republic Services Inc.	1.450%	2/15/31	11,000	10,803
Republic Services Inc.	6.200%	3/1/40	3,790	5,561
Republic Services Inc.	5.700%	5/15/41	5,665	7,971
Republic Services Inc.	3.050%	3/1/50	3,917	4,125
Rockwell Automation Inc.	3.500%	3/1/29	3,975	4,597
Rockwell Automation Inc.	4.200%	3/1/49	5,150	6,743
Roper Technologies Inc.	2.800%	12/15/21	10,575	10,855
Roper Technologies Inc.	0.450%	8/15/22	1,000	1,000
Roper Technologies Inc.	3.125%	11/15/22	400	420
Roper Technologies Inc.	2.350%	9/15/24	8,450	8,944
Roper Technologies Inc.	1.000%	9/15/25	2,500	2,506
Roper Technologies Inc.	3.850%	12/15/25	2,675	3,041
Roper Technologies Inc.	3.800%	12/15/26	11,559	13,317
Roper Technologies Inc.	1.400%	9/15/27	6,250	6,319
Roper Technologies Inc.	4.200%	9/15/28	7,225	8,604
Roper Technologies Inc.	2.950%	9/15/29	6,300	6,913
Roper Technologies Inc.	2.000%	6/30/30	4,425	4,508
Roper Technologies Inc.	1.750%	2/15/31	9,500	9,468
Snap-on Inc.	6.125%	9/1/21	3,135	3,297
Snap-on Inc.	3.250%	3/1/27	1,900	2,101
Snap-on Inc.	4.100%	3/1/48	2,600	3,183
Snap-on Inc.	3.100%	5/1/50	5,225	5,456
Sonoco Products Co.	3.125%	5/1/30	4,175	4,533
Sonoco Products Co.	5.750%	11/1/40	4,560	5,816
Stanley Black & Decker Inc.	3.400%	12/1/21	4,025	4,134
Stanley Black & Decker Inc.	2.900%	11/1/22	7,700	8,099
Stanley Black & Decker Inc.	3.400%	3/1/26	4,500	5,042
Stanley Black & Decker Inc.	4.250%	11/15/28	1,025	1,244
Stanley Black & Decker Inc.	2.300%	3/15/30	13,300	14,171
Stanley Black & Decker Inc.	5.200%	9/1/40	2,950	4,028
Stanley Black & Decker Inc.	4.850%	11/15/48	6,200	8,712
4 Stanley Black & Decker Inc.	4.000%	3/15/60	2,000	2,060
Textron Inc.	4.300%	3/1/24	2,625	2,892

Textron Inc.	3.875%	3/1/25	7,600	8,419
Textron Inc.	4.000%	3/15/26	6,200	6,831
Textron Inc.	3.650%	3/15/27	11,961	13,015
Textron Inc.	3.375%	3/1/28	5,450	5,845
Textron Inc.	2.450%	3/15/31	1,225	1,218
Timken Co.	3.875%	9/1/24	1,000	1,060
Timken Co.	4.500%	12/15/28	7,320	7,995
Trane Technologies Global Holding Co. Ltd.	2.900%	2/21/21	2,500	2,522
Trane Technologies Global Holding Co. Ltd.	4.250%	6/15/23	7,625	8,384
Trane Technologies Global Holding Co. Ltd.	5.750%	6/15/43	175	241
Trane Technologies Global Holding Co. Ltd.	4.300%	2/21/48	1,750	2,107
Valmont Industries Inc.	5.000%	10/1/44	5,944	6,509
Valmont Industries Inc.	5.250%	10/1/54	3,275	3,519
Vulcan Materials Co.	4.500%	4/1/25	2,750	3,143
Vulcan Materials Co.	3.500%	6/1/30	6,550	7,357
Vulcan Materials Co.	4.500%	6/15/47	9,737	11,398
Wabtec Corp.	4.400%	3/15/24	8,205	8,913
Wabtec Corp.	3.450%	11/15/26	6,375	6,761
Wabtec Corp.	4.950%	9/15/28	10,675	12,425
Waste Connections Inc.	4.250%	12/1/28	4,400	5,213
Waste Connections Inc.	3.500%	5/1/29	9,370	10,643
Waste Connections Inc.	2.600%	2/1/30	7,400	7,951
Waste Connections Inc.	3.050%	4/1/50	2,075	2,147
Waste Management Inc.	2.900%	9/15/22	100	104
Waste Management Inc.	2.400%	5/15/23	9,676	10,107
Waste Management Inc.	3.500%	5/15/24	10,074	11,038
Waste Management Inc.	3.125%	3/1/25	7,735	8,475
Waste Management Inc.	3.150%	11/15/27	2,021	2,249
Waste Management Inc.	3.900%	3/1/35	4,785	5,788
Waste Management Inc.	4.100%	3/1/45	7,750	9,465
Waste Management Inc.	4.150%	7/15/49	8,550	10,832
Westinghouse Air Brake Technologies Corp.	3.200%	6/15/25	1,880	1,984
WW Grainger Inc.	1.850%	2/15/25	4,040	4,236
WW Grainger Inc.	4.600%	6/15/45	9,875	12,627
WW Grainger Inc.	3.750%	5/15/46	2,975	3,417
WW Grainger Inc.	4.200%	5/15/47	3,075	3,752
Xylem Inc.	3.250%	11/1/26	5,950	6,627
Xylem Inc.	4.375%	11/1/46	4,180	4,901
Xylem Inc.	1.950%	1/30/28	6,000	6,243
Xylem Inc.	2.250%	1/30/31	4,275	4,528

Communication (2.7%)
Activision Blizzard Inc.	3.400%	9/15/26	8,000	9,095
Activision Blizzard Inc.	3.400%	6/15/27	1,700	1,919
Activision Blizzard Inc.	1.350%	9/15/30	3,800	3,711
Activision Blizzard Inc.	4.500%	6/15/47	3,805	4,820
Activision Blizzard Inc.	2.500%	9/15/50	13,000	11,967
America Movil SAB de CV	3.125%	7/16/22	13,640	14,202
America Movil SAB de CV	3.625%	4/22/29	7,600	8,664
America Movil SAB de CV	2.875%	5/7/30	1,500	1,623
America Movil SAB de CV	6.375%	3/1/35	8,615	12,470
America Movil SAB de CV	6.125%	11/15/37	2,850	4,020
America Movil SAB de CV	6.125%	3/30/40	16,336	23,607
America Movil SAB de CV	4.375%	7/16/42	9,675	11,940
America Movil SAB de CV	4.375%	4/22/49	14,780	18,356
American Tower Corp.	2.250%	1/15/22	3,150	3,221
American Tower Corp.	4.700%	3/15/22	5,000	5,299

American Tower Corp.	3.500%	1/31/23	27,228	28,928
American Tower Corp.	5.000%	2/15/24	10,707	12,113
American Tower Corp.	3.375%	5/15/24	7,545	8,169
American Tower Corp.	2.950%	1/15/25	2,500	2,699
American Tower Corp.	2.400%	3/15/25	7,300	7,728
American Tower Corp.	4.000%	6/1/25	3,525	3,965
American Tower Corp.	1.300%	9/15/25	4,270	4,307
American Tower Corp.	3.375%	10/15/26	20,670	22,952
American Tower Corp.	3.125%	1/15/27	4,590	4,986
American Tower Corp.	3.550%	7/15/27	7,860	8,800
American Tower Corp.	3.600%	1/15/28	2,219	2,485
American Tower Corp.	3.950%	3/15/29	10,750	12,357
American Tower Corp.	3.800%	8/15/29	14,110	16,138
American Tower Corp.	2.900%	1/15/30	7,000	7,572
American Tower Corp.	2.100%	6/15/30	7,000	7,066
American Tower Corp.	1.875%	10/15/30	7,000	6,890
American Tower Corp.	3.700%	10/15/49	7,082	7,744
American Tower Corp.	3.100%	6/15/50	9,075	8,957
AT&T Inc.	3.000%	6/30/22	22,805	23,709
AT&T Inc.	4.050%	12/15/23	4,340	4,806
AT&T Inc.	4.450%	4/1/24	11,869	13,234
AT&T Inc.	3.950%	1/15/25	3,000	3,360
AT&T Inc.	3.400%	5/15/25	31,504	34,756
AT&T Inc.	3.600%	7/15/25	20,900	23,313
AT&T Inc.	3.875%	1/15/26	27,066	30,681
AT&T Inc.	4.125%	2/17/26	18,365	21,014
AT&T Inc.	3.800%	2/15/27	14,500	16,347
AT&T Inc.	4.250%	3/1/27	16,658	19,277
AT&T Inc.	2.300%	6/1/27	22,330	23,422
AT&T Inc.	1.650%	2/1/28	20,000	20,020
AT&T Inc.	4.100%	2/15/28	17,444	20,142
AT&T Inc.	4.350%	3/1/29	25,600	29,983
AT&T Inc.	4.300%	2/15/30	26,966	31,791
AT&T Inc.	2.750%	6/1/31	27,000	28,389
AT&T Inc.	2.250%	2/1/32	29,000	28,984
AT&T Inc.	4.500%	5/15/35	21,975	25,897
AT&T Inc.	5.250%	3/1/37	14,620	18,269
AT&T Inc.	4.900%	8/15/37	19,625	23,697
AT&T Inc.	4.850%	3/1/39	10,600	12,688
AT&T Inc.	5.350%	9/1/40	28,053	36,039
AT&T Inc.	3.500%	6/1/41	25,000	26,306
AT&T Inc.	5.550%	8/15/41	2,050	2,660
AT&T Inc.	5.150%	3/15/42	12,734	15,686
AT&T Inc.	4.900%	6/15/42	13,315	15,875
AT&T Inc.	4.300%	12/15/42	15,711	17,704
AT&T Inc.	3.100%	2/1/43	22,000	21,474
AT&T Inc.	4.650%	6/1/44	8,930	10,177
AT&T Inc.	4.350%	6/15/45	28,998	32,468
AT&T Inc.	4.750%	5/15/46	25,023	29,372
AT&T Inc.	5.150%	11/15/46	6,029	7,477
AT&T Inc.	5.450%	3/1/47	22,200	28,610
AT&T Inc.	4.500%	3/9/48	39,401	44,974
AT&T Inc.	4.550%	3/9/49	19,505	22,330
AT&T Inc.	5.150%	2/15/50	14,600	18,304
AT&T Inc.	3.650%	6/1/51	26,600	26,679
AT&T Inc.	3.300%	2/1/52	20,200	18,955
7 AT&T Inc.	3.500%	9/15/53	47,996	46,321

7 AT&T Inc.	3.550%	9/15/55	54,384	52,213
7 AT&T Inc.	3.650%	9/15/59	41,357	40,570
AT&T Inc.	3.850%	6/1/60	12,600	12,875
AT&T Inc.	3.500%	2/1/61	13,100	12,494
Bell Canada Inc.	4.300%	7/29/49	5,000	6,231
British Telecommunications plc	4.500%	12/4/23	5,150	5,697
British Telecommunications plc	5.125%	12/4/28	5,000	6,049
British Telecommunications plc	9.625%	12/15/30	23,651	37,901
CC Holdings GS V LLC / Crown Castle GS III
Corp.	3.849%	4/15/23	9,550	10,268
Charter Communications Operating LLC /
Charter Communications Operating
Capital	4.464%	7/23/22	32,000	33,863
Charter Communications Operating LLC /
Charter Communications Operating
Capital	4.500%	2/1/24	11,505	12,745
Charter Communications Operating LLC /
Charter Communications Operating
Capital	4.908%	7/23/25	42,042	48,531
Charter Communications Operating LLC /
Charter Communications Operating
Capital	3.750%	2/15/28	26,080	28,870
Charter Communications Operating LLC /
Charter Communications Operating
Capital	4.200%	3/15/28	5,250	5,959
Charter Communications Operating LLC /
Charter Communications Operating
Capital	5.050%	3/30/29	11,917	14,233
Charter Communications Operating LLC /
Charter Communications Operating
Capital	2.800%	4/1/31	21,655	22,449
Charter Communications Operating LLC /
Charter Communications Operating
Capital	6.384%	10/23/35	16,800	22,906
Charter Communications Operating LLC /
Charter Communications Operating
Capital	5.375%	4/1/38	8,925	10,874
Charter Communications Operating LLC /
Charter Communications Operating
Capital	6.484%	10/23/45	29,134	38,832
Charter Communications Operating LLC /
Charter Communications Operating
Capital	5.375%	5/1/47	19,835	23,478
Charter Communications Operating LLC /
Charter Communications Operating
Capital	5.750%	4/1/48	23,850	29,501
Charter Communications Operating LLC /
Charter Communications Operating
Capital	5.125%	7/1/49	6,300	7,208
Charter Communications Operating LLC /
Charter Communications Operating
Capital	4.800%	3/1/50	24,590	27,996
Charter Communications Operating LLC /
Charter Communications Operating
Capital	3.700%	4/1/51	12,300	12,073

Charter Communications Operating LLC /
Charter Communications Operating
Capital	6.834%	10/23/55	4,425	6,131
Comcast Cable Communications Holdings
Inc.	9.455%	11/15/22	2,075	2,473
Comcast Corp.	3.000%	2/1/24	24,340	26,217
Comcast Corp.	3.600%	3/1/24	4,275	4,702
Comcast Corp.	3.700%	4/15/24	10,000	11,039
Comcast Corp.	3.375%	2/15/25	10,866	12,012
Comcast Corp.	3.100%	4/1/25	6,000	6,609
Comcast Corp.	3.375%	8/15/25	29,213	32,578
Comcast Corp.	3.950%	10/15/25	23,988	27,506
Comcast Corp.	3.150%	3/1/26	17,255	19,181
Comcast Corp.	2.350%	1/15/27	23,515	25,245
Comcast Corp.	3.300%	2/1/27	20,135	22,686
Comcast Corp.	3.300%	4/1/27	6,000	6,770
Comcast Corp.	3.150%	2/15/28	17,300	19,401
Comcast Corp.	4.150%	10/15/28	39,692	47,727
Comcast Corp.	2.650%	2/1/30	9,723	10,608
Comcast Corp.	3.400%	4/1/30	14,955	17,217
Comcast Corp.	4.250%	10/15/30	16,050	19,693
Comcast Corp.	1.950%	1/15/31	26,466	27,153
Comcast Corp.	1.500%	2/15/31	9,100	8,944
Comcast Corp.	4.250%	1/15/33	15,335	19,055
Comcast Corp.	7.050%	3/15/33	2,200	3,367
Comcast Corp.	4.200%	8/15/34	10,900	13,556
Comcast Corp.	5.650%	6/15/35	6,890	9,766
Comcast Corp.	4.400%	8/15/35	17,305	21,842
Comcast Corp.	6.500%	11/15/35	13,950	21,162
Comcast Corp.	3.200%	7/15/36	8,175	9,031
Comcast Corp.	6.450%	3/15/37	8,723	13,188
Comcast Corp.	6.950%	8/15/37	6,748	10,714
Comcast Corp.	3.900%	3/1/38	11,000	13,008
Comcast Corp.	6.400%	5/15/38	4,604	7,067
Comcast Corp.	4.600%	10/15/38	26,065	33,148
Comcast Corp.	6.550%	7/1/39	4,779	7,466
Comcast Corp.	3.250%	11/1/39	12,200	13,551
Comcast Corp.	6.400%	3/1/40	6,325	9,749
Comcast Corp.	3.750%	4/1/40	15,050	17,575
Comcast Corp.	4.650%	7/15/42	16,336	21,116
Comcast Corp.	4.500%	1/15/43	6,150	7,799
Comcast Corp.	4.600%	8/15/45	14,592	18,737
Comcast Corp.	3.400%	7/15/46	10,915	12,051
Comcast Corp.	4.000%	8/15/47	9,000	10,813
Comcast Corp.	3.969%	11/1/47	17,281	20,518
Comcast Corp.	4.000%	3/1/48	8,875	10,749
Comcast Corp.	4.700%	10/15/48	24,772	32,780
Comcast Corp.	3.999%	11/1/49	22,878	27,727
Comcast Corp.	3.450%	2/1/50	15,700	17,620
Comcast Corp.	2.800%	1/15/51	17,000	17,042
Comcast Corp.	2.450%	8/15/52	13,000	12,027
Comcast Corp.	4.049%	11/1/52	14,280	17,430
Comcast Corp.	4.950%	10/15/58	22,760	32,397
Comcast Corp.	2.650%	8/15/62	13,500	12,636
Crown Castle International Corp.	5.250%	1/15/23	10,765	11,840
Crown Castle International Corp.	3.150%	7/15/23	5,525	5,871
Crown Castle International Corp.	3.200%	9/1/24	7,750	8,367

Crown Castle International Corp.	1.350%	7/15/25	4,000	4,040
Crown Castle International Corp.	4.450%	2/15/26	12,670	14,517
Crown Castle International Corp.	3.700%	6/15/26	19,130	21,328
Crown Castle International Corp.	4.000%	3/1/27	2,275	2,586
Crown Castle International Corp.	3.650%	9/1/27	10,000	11,181
Crown Castle International Corp.	3.800%	2/15/28	16,200	18,307
Crown Castle International Corp.	4.300%	2/15/29	827	963
Crown Castle International Corp.	3.100%	11/15/29	5,175	5,602
Crown Castle International Corp.	3.300%	7/1/30	6,780	7,408
Crown Castle International Corp.	2.250%	1/15/31	6,114	6,177
Crown Castle International Corp.	4.750%	5/15/47	4,200	5,206
Crown Castle International Corp.	5.200%	2/15/49	7,750	10,168
Crown Castle International Corp.	4.150%	7/1/50	6,320	7,266
Crown Castle International Corp.	3.250%	1/15/51	6,000	5,972
Deutsche Telekom International Finance BV	8.750%	6/15/30	32,833	50,909
Discovery Communications LLC	2.950%	3/20/23	7,900	8,326
Discovery Communications LLC	3.800%	3/13/24	3,640	3,971
Discovery Communications LLC	3.900%	11/15/24	7,525	8,352
Discovery Communications LLC	3.450%	3/15/25	5,161	5,642
Discovery Communications LLC	3.950%	6/15/25	4,768	5,377
Discovery Communications LLC	4.900%	3/11/26	9,000	10,506
Discovery Communications LLC	3.950%	3/20/28	14,714	16,734
Discovery Communications LLC	4.125%	5/15/29	6,500	7,464
Discovery Communications LLC	3.625%	5/15/30	10,300	11,402
Discovery Communications LLC	5.000%	9/20/37	13,900	16,808
Discovery Communications LLC	6.350%	6/1/40	7,715	10,578
Discovery Communications LLC	4.875%	4/1/43	9,665	11,160
Discovery Communications LLC	5.200%	9/20/47	11,554	13,794
Discovery Communications LLC	5.300%	5/15/49	6,385	7,825
Discovery Communications LLC	4.650%	5/15/50	8,835	10,035
7 Discovery Communications LLC	4.000%	9/15/55	9,456	9,521
Electronic Arts Inc.	4.800%	3/1/26	3,090	3,665
Fox Corp.	3.666%	1/25/22	5,580	5,818
Fox Corp.	4.030%	1/25/24	13,265	14,579
Fox Corp.	3.050%	4/7/25	5,025	5,481
Fox Corp.	4.709%	1/25/29	12,325	14,758
Fox Corp.	3.500%	4/8/30	11,025	12,434
Fox Corp.	5.476%	1/25/39	15,500	20,689
Fox Corp.	5.576%	1/25/49	12,600	17,455
Grupo Televisa SAB	6.625%	3/18/25	2,025	2,447
Grupo Televisa SAB	4.625%	1/30/26	5,420	6,077
Grupo Televisa SAB	8.500%	3/11/32	275	407
Grupo Televisa SAB	6.625%	1/15/40	4,845	6,388
Grupo Televisa SAB	5.000%	5/13/45	20,160	22,849
Grupo Televisa SAB	5.250%	5/24/49	7,000	8,303
Interpublic Group of Cos. Inc.	3.750%	10/1/21	1,075	1,108
Interpublic Group of Cos. Inc.	3.750%	2/15/23	11,196	11,961
Interpublic Group of Cos. Inc.	4.200%	4/15/24	4,320	4,799
Interpublic Group of Cos. Inc.	4.650%	10/1/28	2,855	3,380
Interpublic Group of Cos. Inc.	4.750%	3/30/30	5,300	6,355
Interpublic Group of Cos. Inc.	5.400%	10/1/48	6,300	7,401
Koninklijke KPN NV	8.375%	10/1/30	5,000	7,249
Moody's Corp.	4.500%	9/1/22	4,908	5,231
Moody's Corp.	4.875%	2/15/24	8,339	9,394
Moody's Corp.	3.750%	3/24/25	6,000	6,764
Moody's Corp.	3.250%	1/15/28	5,500	6,221
Moody's Corp.	5.250%	7/15/44	5,515	7,623

Moody's Corp.	3.250%	5/20/50	2,600	2,820
Moody's Corp.	2.550%	8/18/60	4,000	3,654
NBCUniversal Media LLC	6.400%	4/30/40	6,370	9,853
NBCUniversal Media LLC	5.950%	4/1/41	3,395	5,049
NBCUniversal Media LLC	4.450%	1/15/43	4,500	5,715
Omnicom Group Inc.	2.450%	4/30/30	11,000	11,344
Omnicom Group Inc.	4.200%	6/1/30	7,900	9,234
Omnicom Group Inc. / Omnicom Capital Inc.	3.625%	5/1/22	12,051	12,618
Omnicom Group Inc. / Omnicom Capital Inc.	3.650%	11/1/24	7,375	8,119
Omnicom Group Inc. / Omnicom Capital Inc.	3.600%	4/15/26	12,675	14,285
Orange SA	9.000%	3/1/31	16,090	26,111
Orange SA	5.375%	1/13/42	11,690	16,390
Orange SA	5.500%	2/6/44	10,815	15,528
RELX Capital Inc.	3.500%	3/16/23	6,300	6,692
RELX Capital Inc.	4.000%	3/18/29	4,000	4,690
RELX Capital Inc.	3.000%	5/22/30	5,398	5,900
Rogers Communications Inc.	3.000%	3/15/23	5,000	5,269
Rogers Communications Inc.	4.100%	10/1/23	6,400	6,997
Rogers Communications Inc.	3.625%	12/15/25	10,435	11,794
Rogers Communications Inc.	2.900%	11/15/26	1,500	1,664
Rogers Communications Inc.	7.500%	8/15/38	300	468
Rogers Communications Inc.	4.500%	3/15/43	7,615	9,214
Rogers Communications Inc.	5.000%	3/15/44	5,000	6,348
Rogers Communications Inc.	4.300%	2/15/48	4,850	5,936
Rogers Communications Inc.	4.350%	5/1/49	16,050	19,477
Rogers Communications Inc .	3.700%	11/15/49	2,400	2,680
S&P Global Inc.	4.000%	6/15/25	6,225	7,135
S&P Global Inc.	2.500%	12/1/29	5,300	5,768
S&P Global Inc.	1.250%	8/15/30	7,300	7,134
S&P Global Inc.	3.250%	12/1/49	6,500	7,367
S&P Global Inc.	2.300%	8/15/60	9,950	9,019
7 T-Mobile USA Inc.	3.500%	4/15/25	26,000	28,526
7 T-Mobile USA Inc.	1.500%	2/15/26	8,000	8,026
7 T-Mobile USA Inc.	3.750%	4/15/27	36,247	40,573
7 T-Mobile USA Inc.	2.050%	2/15/28	16,300	16,679
7 T-Mobile USA Inc.	3.875%	4/15/30	64,215	73,092
7 T-Mobile USA Inc.	2.550%	2/15/31	20,500	21,118
7 T-Mobile USA Inc.	4.375%	4/15/40	23,450	27,415
7 T-Mobile USA Inc.	3.000%	2/15/41	10,000	9,815
7 T-Mobile USA Inc.	4.500%	4/15/50	31,305	37,274
7 T-Mobile USA Inc.	3.300%	2/15/51	7,500	7,382
TCI Communications Inc.	7.875%	2/15/26	4,675	6,335
TCI Communications Inc.	7.125%	2/15/28	725	1,007
Telefonica Emisiones SAU	4.895%	3/6/48	17,143	19,704
Telefonica Emisiones SAU	4.570%	4/27/23	5,875	6,433
Telefonica Emisiones SAU	4.103%	3/8/27	17,075	19,414
Telefonica Emisiones SAU	7.045%	6/20/36	17,972	25,830
Telefonica Emisiones SAU	4.665%	3/6/38	9,670	11,057
Telefonica Emisiones SAU	5.213%	3/8/47	24,482	29,011
Telefonica Emisiones SAU	5.520%	3/1/49	10,895	13,448
Telefonica Europe BV	8.250%	9/15/30	8,362	12,570
TELUS Corp.	2.800%	2/16/27	8,525	9,155
TELUS Corp.	4.300%	6/15/49	5,970	7,291
Thomson Reuters Corp.	4.300%	11/23/23	4,515	4,940
Thomson Reuters Corp.	3.350%	5/15/26	5,310	5,838
Thomson Reuters Corp.	5.500%	8/15/35	3,075	4,019
Thomson Reuters Corp.	5.850%	4/15/40	4,111	5,524

Thomson Reuters Corp.	5.650%	11/23/43	2,750	3,561
Time Warner Cable LLC	6.550%	5/1/37	14,905	19,722
Time Warner Cable LLC	7.300%	7/1/38	10,248	14,478
Time Warner Cable LLC	6.750%	6/15/39	18,092	24,724
Time Warner Cable LLC	5.875%	11/15/40	7,810	9,741
Time Warner Cable LLC	5.500%	9/1/41	9,070	10,971
Time Warner Cable LLC	4.500%	9/15/42	9,460	10,245
Time Warner Entertainment Co. LP	8.375%	7/15/33	4,175	6,439
TWDC Enterprises 18 Corp.	2.950%	6/15/27	250	277
Verizon Communications Inc.	2.946%	3/15/22	8,253	8,547
Verizon Communications Inc.	2.450%	11/1/22	11,550	11,968
Verizon Communications Inc.	5.150%	9/15/23	21,596	24,483
Verizon Communications Inc.	3.500%	11/1/24	14,841	16,369
Verizon Communications Inc.	3.376%	2/15/25	20,500	22,855
Verizon Communications Inc.	2.625%	8/15/26	22,800	24,875
Verizon Communications Inc.	4.125%	3/16/27	36,725	43,303
Verizon Communications Inc.	3.000%	3/22/27	6,000	6,680
Verizon Communications Inc.	4.329%	9/21/28	42,914	52,092
Verizon Communications Inc.	4.016%	12/3/29	39,264	47,014
Verizon Communications Inc.	3.150%	3/22/30	19,595	22,134
Verizon Communications Inc.	1.500%	9/18/30	2,500	2,483
Verizon Communications Inc.	4.500%	8/10/33	35,744	45,096
Verizon Communications Inc.	4.400%	11/1/34	28,430	35,440
Verizon Communications Inc.	4.272%	1/15/36	18,651	22,826
Verizon Communications Inc.	5.250%	3/16/37	23,230	32,054
Verizon Communications Inc.	4.812%	3/15/39	17,935	23,493
Verizon Communications Inc.	4.750%	11/1/41	9,350	12,471
Verizon Communications Inc.	3.850%	11/1/42	9,974	11,795
Verizon Communications Inc.	4.125%	8/15/46	9,730	11,887
Verizon Communications Inc.	4.862%	8/21/46	36,320	49,376
Verizon Communications Inc.	5.500%	3/16/47	11,638	17,585
Verizon Communications Inc.	4.522%	9/15/48	40,867	53,606
Verizon Communications Inc.	5.012%	4/15/49	19,268	27,737
Verizon Communications Inc.	4.000%	3/22/50	12,350	15,159
Verizon Communications Inc.	4.672%	3/15/55	24,000	33,333
ViacomCBS Inc.	3.375%	3/1/22	500	515
ViacomCBS Inc.	2.900%	6/1/23	3,550	3,703
ViacomCBS Inc.	4.250%	9/1/23	21,450	23,364
ViacomCBS Inc.	3.875%	4/1/24	4,989	5,434
ViacomCBS Inc.	3.700%	8/15/24	5,125	5,605
ViacomCBS Inc.	3.500%	1/15/25	5,196	5,656
ViacomCBS Inc.	4.750%	5/15/25	11,000	12,634
ViacomCBS Inc.	4.000%	1/15/26	3,000	3,370
ViacomCBS Inc.	2.900%	1/15/27	17,869	19,348
ViacomCBS Inc.	3.375%	2/15/28	4,075	4,478
ViacomCBS Inc.	3.700%	6/1/28	7,919	8,804
ViacomCBS Inc.	4.950%	1/15/31	20,150	24,149
ViacomCBS Inc.	4.200%	5/19/32	14,600	16,699
ViacomCBS Inc.	5.500%	5/15/33	3,700	4,554
ViacomCBS Inc.	6.875%	4/30/36	10,410	14,253
ViacomCBS Inc.	5.900%	10/15/40	3,375	4,147
ViacomCBS Inc.	4.850%	7/1/42	10,293	11,524
ViacomCBS Inc.	4.375%	3/15/43	14,940	15,856
ViacomCBS Inc.	5.850%	9/1/43	15,499	19,363
ViacomCBS Inc.	4.900%	8/15/44	5,040	5,721
ViacomCBS Inc.	4.600%	1/15/45	1,400	1,565
ViacomCBS Inc.	4.950%	5/19/50	9,000	10,397

Vodafone Group plc	3.750%	1/16/24	33,250	36,272
Vodafone Group plc	4.125%	5/30/25	16,125	18,376
Vodafone Group plc	4.375%	5/30/28	32,955	38,868
Vodafone Group plc	7.875%	2/15/30	1,163	1,682
Vodafone Group plc	6.250%	11/30/32	5,145	6,992
Vodafone Group plc	6.150%	2/27/37	2,295	3,177
Vodafone Group plc	5.000%	5/30/38	21,219	26,209
Vodafone Group plc	4.375%	2/19/43	17,155	20,045
Vodafone Group plc	5.250%	5/30/48	27,504	35,454
Vodafone Group plc	4.875%	6/19/49	15,949	19,579
Vodafone Group plc	4.250%	9/17/50	12,765	14,758
Vodafone Group plc	5.125%	6/19/59	4,750	6,062
Walt Disney Co.	2.550%	2/15/22	2,950	3,040
Walt Disney Co.	2.450%	3/4/22	8,000	8,234
Walt Disney Co.	3.000%	9/15/22	22,439	23,563
Walt Disney Co.	2.350%	12/1/22	2,300	2,393
Walt Disney Co.	1.750%	8/30/24	1,380	1,436
Walt Disney Co.	3.700%	9/15/24	10,176	11,277
Walt Disney Co.	3.350%	3/24/25	13,690	15,204
Walt Disney Co.	3.150%	9/17/25	5,800	6,431
Walt Disney Co.	3.700%	10/15/25	8,810	9,975
Walt Disney Co.	1.750%	1/13/26	15,250	15,867
Walt Disney Co.	3.000%	2/13/26	13,285	14,782
Walt Disney Co.	1.850%	7/30/26	21,720	22,766
Walt Disney Co.	3.375%	11/15/26	8,060	9,105
Walt Disney Co.	3.700%	3/23/27	4,000	4,596
Walt Disney Co.	2.200%	1/13/28	8,400	8,840
Walt Disney Co.	2.000%	9/1/29	18,117	18,716
Walt Disney Co.	3.800%	3/22/30	11,375	13,422
Walt Disney Co.	2.650%	1/13/31	28,775	31,018
Walt Disney Co.	7.000%	3/1/32	4,425	6,615
Walt Disney Co.	6.550%	3/15/33	2,415	3,533
Walt Disney Co.	6.200%	12/15/34	9,795	14,478
Walt Disney Co.	6.400%	12/15/35	8,950	13,618
Walt Disney Co.	6.150%	3/1/37	14,208	20,596
Walt Disney Co.	6.650%	11/15/37	6,876	10,356
Walt Disney Co.	4.625%	3/23/40	7,010	8,867
Walt Disney Co.	3.500%	5/13/40	16,033	18,115
Walt Disney Co.	4.375%	8/16/41	3,310	4,154
Walt Disney Co.	4.125%	12/1/41	11,701	14,187
Walt Disney Co.	3.700%	12/1/42	8,195	9,261
Walt Disney Co.	5.400%	10/1/43	6,133	8,478
Walt Disney Co.	4.750%	9/15/44	11,795	14,948
Walt Disney Co.	2.750%	9/1/49	9,750	9,433
Walt Disney Co.	4.700%	3/23/50	14,545	19,235
Walt Disney Co.	3.600%	1/13/51	30,625	34,513
Walt Disney Co.	3.800%	5/13/60	12,875	14,833
Weibo Corp.	3.500%	7/5/24	8,375	8,834
Weibo Corp.	3.375%	7/8/30	8,565	8,743
WPP Finance 2010	3.625%	9/7/22	4,400	4,620
WPP Finance 2010	3.750%	9/19/24	4,490	4,921

Consumer Cyclical (2.1%)
Advance Auto Parts Inc.	3.900%	4/15/30	11,800	13,280
Alibaba Group Holding Ltd.	3.125%	11/28/21	10,185	10,448
Alibaba Group Holding Ltd.	2.800%	6/6/23	6,625	6,966
Alibaba Group Holding Ltd.	3.600%	11/28/24	14,890	16,335

Alibaba Group Holding Ltd.	3.400%	12/6/27	18,425	20,647
Alibaba Group Holding Ltd.	4.500%	11/28/34	5,710	7,135
Alibaba Group Holding Ltd.	4.000%	12/6/37	10,760	12,764
Alibaba Group Holding Ltd.	4.200%	12/6/47	18,875	24,001
Alibaba Group Holding Ltd.	4.400%	12/6/57	9,000	12,014
Amazon.com Inc.	3.300%	12/5/21	7,999	8,204
Amazon.com Inc.	2.500%	11/29/22	8,505	8,866
Amazon.com Inc.	2.400%	2/22/23	14,620	15,318
Amazon.com Inc.	0.400%	6/3/23	16,600	16,621
Amazon.com Inc.	2.800%	8/22/24	2,000	2,165
Amazon.com Inc.	3.800%	12/5/24	3,301	3,718
Amazon.com Inc.	0.800%	6/3/25	6,200	6,262
Amazon.com Inc.	5.200%	12/3/25	11,460	13,937
Amazon.com Inc.	1.200%	6/3/27	8,000	8,114
Amazon.com Inc.	3.150%	8/22/27	27,705	31,515
Amazon.com Inc.	1.500%	6/3/30	19,000	19,340
Amazon.com Inc.	4.800%	12/5/34	13,670	18,817
Amazon.com Inc.	3.875%	8/22/37	27,490	34,222
Amazon.com Inc.	4.950%	12/5/44	13,285	18,847
Amazon.com Inc.	4.050%	8/22/47	28,830	37,134
Amazon.com Inc.	2.500%	6/3/50	21,300	21,704
Amazon.com Inc.	4.250%	8/22/57	20,975	28,546
Amazon.com Inc.	2.700%	6/3/60	18,000	18,467
American Honda Finance Corp.	1.650%	7/12/21	4,450	4,496
American Honda Finance Corp.	1.700%	9/9/21	16,925	17,147
American Honda Finance Corp.	3.375%	12/10/21	3,500	3,620
American Honda Finance Corp.	1.950%	5/20/22	5,640	5,775
American Honda Finance Corp.	2.200%	6/27/22	6,250	6,435
American Honda Finance Corp.	2.600%	11/16/22	4,825	5,034
American Honda Finance Corp.	1.950%	5/10/23	21,100	21,848
American Honda Finance Corp.	0.875%	7/7/23	7,000	7,057
American Honda Finance Corp.	3.450%	7/14/23	4,130	4,448
American Honda Finance Corp.	0.650%	9/8/23	6,000	5,990
American Honda Finance Corp.	3.625%	10/10/23	4,175	4,539
American Honda Finance Corp.	2.900%	2/16/24	6,100	6,516
American Honda Finance Corp.	2.400%	6/27/24	4,200	4,436
American Honda Finance Corp.	2.150%	9/10/24	6,000	6,304
American Honda Finance Corp.	1.200%	7/8/25	5,000	5,031
American Honda Finance Corp.	1.000%	9/10/25	6,000	5,990
American Honda Finance Corp.	2.300%	9/9/26	3,650	3,884
American Honda Finance Corp.	2.350%	1/8/27	4,300	4,554
American Honda Finance Corp.	3.500%	2/15/28	2,000	2,265
Aptiv Corp.	4.150%	3/15/24	8,355	9,183
Aptiv plc	4.250%	1/15/26	2,550	2,921
Aptiv plc	4.350%	3/15/29	1,400	1,575
Aptiv plc	4.400%	10/1/46	4,825	4,574
Aptiv plc	5.400%	3/15/49	3,890	4,403
Automatic Data Processing Inc.	3.375%	9/15/25	8,850	9,967
Automatic Data Processing Inc.	1.250%	9/1/30	8,000	7,853
AutoNation Inc.	3.500%	11/15/24	2,300	2,448
AutoNation Inc.	4.500%	10/1/25	9,905	11,003
AutoNation Inc.	3.800%	11/15/27	6,075	6,638
AutoZone Inc.	3.700%	4/15/22	8,325	8,675
AutoZone Inc.	2.875%	1/15/23	3,080	3,232
AutoZone Inc.	3.125%	4/18/24	1,950	2,107
AutoZone Inc.	3.250%	4/15/25	13,444	14,775
AutoZone Inc.	3.625%	4/15/25	220	245

AutoZone Inc.	3.125%	4/21/26	5,200	5,671
AutoZone Inc.	3.750%	6/1/27	5,500	6,283
AutoZone Inc.	3.750%	4/18/29	3,740	4,326
AutoZone Inc.	4.000%	4/15/30	15,200	18,007
AutoZone Inc.	1.650%	1/15/31	8,000	7,850
Best Buy Co. Inc.	4.450%	10/1/28	9,000	10,654
Best Buy Co. Inc.	1.950%	10/1/30	2,000	1,985
Block Financial LLC	5.500%	11/1/22	5,000	5,342
Block Financial LLC	5.250%	10/1/25	13,075	14,689
Block Financial LLC	3.875%	8/15/30	6,750	6,775
7 BMW US Capital LLC	4.150%	4/9/30	2,000	2,364
Booking Holdings Inc.	2.750%	3/15/23	2,275	2,388
Booking Holdings Inc.	3.650%	3/15/25	7,850	8,653
Booking Holdings Inc.	4.100%	4/13/25	4,000	4,504
Booking Holdings Inc.	3.600%	6/1/26	11,245	12,455
Booking Holdings Inc.	4.500%	4/13/27	5,400	6,337
Booking Holdings Inc.	3.550%	3/15/28	170	190
Booking Holdings Inc.	4.625%	4/13/30	20,000	23,893
BorgWarner Inc.	3.375%	3/15/25	2,763	2,984
BorgWarner Inc.	2.650%	7/1/27	1,000	1,053
BorgWarner Inc.	4.375%	3/15/45	3,965	4,693
Costco Wholesale Corp.	2.300%	5/18/22	10,375	10,696
Costco Wholesale Corp.	2.750%	5/18/24	10,000	10,803
Costco Wholesale Corp.	3.000%	5/18/27	6,532	7,331
Costco Wholesale Corp.	1.375%	6/20/27	16,620	16,981
Costco Wholesale Corp.	1.600%	4/20/30	29,000	29,524
Costco Wholesale Corp.	1.750%	4/20/32	9,300	9,504
Cummins Inc.	3.650%	10/1/23	2,790	3,033
Cummins Inc.	0.750%	9/1/25	2,000	2,010
Cummins Inc.	1.500%	9/1/30	6,500	6,457
Cummins Inc.	4.875%	10/1/43	7,190	9,738
Cummins Inc.	2.600%	9/1/50	3,850	3,752
7 Daimler Finance North America LLC	2.625%	3/10/30	1,000	1,033
Daimler Finance North America LLC	8.500%	1/18/31	8,820	13,639
Darden Restaurants Inc.	3.850%	5/1/27	4,275	4,523
Darden Restaurants Inc.	4.550%	2/15/48	3,850	3,820
Dollar General Corp.	3.250%	4/15/23	9,468	10,040
Dollar General Corp.	4.150%	11/1/25	7,180	8,273
Dollar General Corp.	3.875%	4/15/27	5,525	6,333
Dollar General Corp.	4.125%	5/1/28	4,475	5,257
Dollar General Corp.	3.500%	4/3/30	3,475	3,970
Dollar General Corp.	4.125%	4/3/50	10,774	12,798
Dollar Tree Inc.	3.700%	5/15/23	4,800	5,152
Dollar Tree Inc.	4.000%	5/15/25	12,815	14,448
Dollar Tree Inc.	4.200%	5/15/28	6,270	7,368
DR Horton Inc.	2.550%	12/1/20	875	878
DR Horton Inc.	4.375%	9/15/22	9,706	10,307
DR Horton Inc.	4.750%	2/15/23	3,675	3,977
DR Horton Inc.	5.750%	8/15/23	4,050	4,562
DR Horton Inc.	2.500%	10/15/24	5,030	5,322
DR Horton Inc.	2.600%	10/15/25	4,000	4,289
DR Horton Inc.	1.400%	10/15/27	2,000	1,988
eBay Inc.	3.800%	3/9/22	5,675	5,929
eBay Inc.	2.600%	7/15/22	5,030	5,195
eBay Inc.	2.750%	1/30/23	7,400	7,755
eBay Inc.	1.900%	3/11/25	15,479	16,125
eBay Inc.	3.600%	6/5/27	6,150	6,947

eBay Inc.	2.700%	3/11/30	12,146	12,862
eBay Inc.	4.000%	7/15/42	6,025	6,712
7 Expedia Group Inc.	3.600%	12/15/23	1,000	1,022
Expedia Group Inc.	5.000%	2/15/26	5,315	5,667
7 Expedia Group Inc.	4.625%	8/1/27	2,000	2,094
Expedia Group Inc.	3.800%	2/15/28	5,870	5,893
Expedia Group Inc.	3.250%	2/15/30	11,355	10,881
Ford Foundation	2.415%	6/1/50	2,645	2,719
Ford Foundation	2.815%	6/1/70	5,170	5,503
General Motors Co.	4.875%	10/2/23	20,533	22,363
General Motors Co.	5.400%	10/2/23	11,000	12,126
General Motors Co.	4.000%	4/1/25	11,564	12,534
General Motors Co.	6.125%	10/1/25	27,763	32,155
General Motors Co.	4.200%	10/1/27	6,794	7,349
General Motors Co.	6.800%	10/1/27	10,888	13,197
General Motors Co.	5.000%	10/1/28	6,075	6,852
General Motors Co .	5.000%	4/1/35	6,931	7,491
General Motors Co.	6.600%	4/1/36	7,336	8,892
General Motors Co.	5.150%	4/1/38	8,790	9,344
General Motors Co.	6.250%	10/2/43	12,500	14,806
General Motors Co.	5.200%	4/1/45	13,096	14,105
General Motors Co.	6.750%	4/1/46	7,913	9,710
General Motors Co.	5.400%	4/1/48	8,100	8,919
General Motors Co.	5.950%	4/1/49	7,050	8,230
General Motors Financial Co. Inc.	4.200%	3/1/21	8,065	8,141
General Motors Financial Co. Inc.	3.550%	4/9/21	6,550	6,637
General Motors Financial Co. Inc.	3.200%	7/6/21	14,317	14,526
General Motors Financial Co. Inc.	4.375%	9/25/21	3,440	3,549
General Motors Financial Co. Inc.	4.200%	11/6/21	4,050	4,177
General Motors Financial Co. Inc.	3.450%	1/14/22	6,765	6,953
General Motors Financial Co. Inc.	3.450%	4/10/22	20,089	20,630
General Motors Financial Co. Inc.	3.150%	6/30/22	3,300	3,385
General Motors Financial Co. Inc.	3.550%	7/8/22	10,000	10,342
General Motors Financial Co. Inc.	3.250%	1/5/23	1,175	1,214
General Motors Financial Co. Inc.	5.200%	3/20/23	10,500	11,369
General Motors Financial Co. Inc.	3.700%	5/9/23	9,930	10,382
General Motors Financial Co. Inc.	4.250%	5/15/23	9,918	10,549
General Motors Financial Co. Inc.	4.150%	6/19/23	8,000	8,469
General Motors Financial Co. Inc.	1.700%	8/18/23	11,000	11,011
General Motors Financial Co. Inc.	5.100%	1/17/24	12,371	13,493
General Motors Financial Co. Inc.	3.950%	4/13/24	3,703	3,909
General Motors Financial Co. Inc.	3.500%	11/7/24	17,065	17,960
General Motors Financial Co. Inc.	4.000%	1/15/25	7,278	7,772
General Motors Financial Co. Inc.	2.900%	2/26/25	13,212	13,610
General Motors Financial Co. Inc.	4.350%	4/9/25	10,600	11,518
General Motors Financial Co. Inc.	2.750%	6/20/25	5,350	5,481
General Motors Financial Co. Inc.	4.300%	7/13/25	276	300
General Motors Financial Co. Inc.	5.250%	3/1/26	6,871	7,739
General Motors Financial Co. Inc.	4.000%	10/6/26	5,873	6,302
General Motors Financial Co. Inc.	4.350%	1/17/27	18,050	19,565
General Motors Financial Co. Inc.	2.700%	8/20/27	8,000	7,964
General Motors Financial Co. Inc.	3.850%	1/5/28	4,375	4,621
General Motors Financial Co. Inc.	5.650%	1/17/29	4,075	4,755
General Motors Financial Co. Inc.	3.600%	6/21/30	9,800	10,119
GLP Capital LP / GLP Financing II Inc.	5.375%	11/1/23	5,000	5,348
GLP Capital LP / GLP Financing II Inc.	5.250%	6/1/25	9,354	10,131
GLP Capital LP / GLP Financing II Inc.	5.375%	4/15/26	8,406	9,309

GLP Capital LP / GLP Financing II Inc.	5.750%	6/1/28	750	852
GLP Capital LP / GLP Financing II Inc.	5.300%	1/15/29	5,225	5,809
GLP Capital LP / GLP Financing II Inc.	4.000%	1/15/30	5,750	5,942
Harley-Davidson Inc.	3.500%	7/28/25	4,000	4,220
Harley-Davidson Inc.	4.625%	7/28/45	3,485	3,725
Harman International Industries Inc.	4.150%	5/15/25	3,475	3,885
Home Depot Inc.	3.250%	3/1/22	9,400	9,795
Home Depot Inc.	2.625%	6/1/22	8,494	8,814
Home Depot Inc.	2.700%	4/1/23	3,300	3,472
Home Depot Inc.	3.750%	2/15/24	1,934	2,131
Home Depot Inc.	3.350%	9/15/25	3,000	3,376
Home Depot Inc.	3.000%	4/1/26	14,400	16,193
Home Depot Inc.	2.500%	4/15/27	15,115	16,463
Home Depot Inc.	2.800%	9/14/27	5,480	6,062
Home Depot Inc.	3.900%	12/6/28	2,190	2,613
Home Depot Inc.	2.950%	6/15/29	14,930	16,889
Home Depot Inc.	2.700%	4/15/30	40,205	44,693
Home Depot Inc.	5.875%	12/16/36	26,456	39,639
Home Depot Inc.	3.300%	4/15/40	32,900	37,316
Home Depot Inc.	5.950%	4/1/41	6,000	9,071
Home Depot Inc.	4.200%	4/1/43	10,625	13,285
Home Depot Inc.	4.875%	2/15/44	936	1,276
Home Depot Inc.	4.400%	3/15/45	7,525	9,714
Home Depot Inc.	4.250%	4/1/46	11,580	14,727
Home Depot Inc.	3.900%	6/15/47	8,680	10,668
Home Depot Inc.	4.500%	12/6/48	8,095	10,800
Home Depot Inc.	3.125%	12/15/49	23,055	25,600
Home Depot Inc.	3.350%	4/15/50	10,000	11,490
Home Depot Inc.	3.500%	9/15/56	8,195	9,579
Hyatt Hotels Corp.	3.375%	7/15/23	4,185	4,287
Hyatt Hotels Corp.	4.850%	3/15/26	2,125	2,288
Hyatt Hotels Corp.	4.375%	9/15/28	3,805	3,901
IHC Health Services Inc.	4.131%	5/15/48	3,500	4,518
IHS Markit Ltd.	3.625%	5/1/24	7,000	7,577
IHS Markit Ltd.	4.750%	8/1/28	8,865	10,527
IHS Markit Ltd.	4.250%	5/1/29	4,200	4,861
JD.com Inc.	3.125%	4/29/21	796	804
JD.com Inc.	3.875%	4/29/26	9,577	10,626
JD.com Inc.	3.375%	1/14/30	3,100	3,352
JD.com Inc.	4.125%	1/14/50	2,850	3,126
Kohl's Corp.	3.250%	2/1/23	1,700	1,696
Kohl's Corp.	4.750%	12/15/23	1,062	1,094
Kohl's Corp.	4.250%	7/17/25	6,577	6,380
Kohl's Corp.	5.550%	7/17/45	3,650	3,331
Las Vegas Sands Corp.	3.200%	8/8/24	8,230	8,318
Las Vegas Sands Corp.	2.900%	6/25/25	6,463	6,439
Las Vegas Sands Corp.	3.500%	8/18/26	6,430	6,508
Las Vegas Sands Corp.	3.900%	8/8/29	3,200	3,200
Lear Corp.	4.250%	5/15/29	6,850	7,328
Lear Corp.	3.500%	5/30/30	3,800	3,885
Lear Corp.	5.250%	5/15/49	5,540	5,997
Lowe's Cos. Inc.	3.800%	11/15/21	2,675	2,761
Lowe's Cos. Inc.	3.120%	4/15/22	1,875	1,939
Lowe's Cos. Inc.	3.875%	9/15/23	8,844	9,722
Lowe's Cos. Inc.	3.125%	9/15/24	2,950	3,214
Lowe's Cos. Inc.	4.000%	4/15/25	8,697	9,855
Lowe's Cos. Inc.	3.375%	9/15/25	14,235	15,915

Lowe's Cos. Inc.	2.500%	4/15/26	19,425	21,058
Lowe's Cos. Inc.	3.100%	5/3/27	2,800	3,118
Lowe's Cos. Inc.	6.500%	3/15/29	267	360
Lowe's Cos. Inc.	3.650%	4/5/29	13,780	15,905
Lowe's Cos. Inc.	4.500%	4/15/30	12,555	15,503
Lowe's Cos. Inc.	5.000%	4/15/40	6,275	8,219
Lowe's Cos. Inc.	4.650%	4/15/42	7,075	8,922
Lowe's Cos. Inc.	4.250%	9/15/44	1,950	2,326
Lowe's Cos. Inc.	4.375%	9/15/45	6,075	7,433
Lowe's Cos. Inc.	3.700%	4/15/46	10,025	11,449
Lowe's Cos. Inc.	4.050%	5/3/47	10,622	12,626
Lowe's Cos. Inc.	4.550%	4/5/49	9,520	12,195
Lowe's Cos. Inc.	5.125%	4/15/50	14,442	19,855
Magna International Inc.	3.625%	6/15/24	9,445	10,349
Magna International Inc.	4.150%	10/1/25	2,775	3,166
Magna International Inc.	2.450%	6/15/30	5,000	5,262
Marriott International Inc.	3.125%	10/15/21	4,825	4,901
Marriott International Inc.	3.250%	9/15/22	3,525	3,606
Marriott International Inc.	3.750%	3/15/25	7,409	7,681
Marriott International Inc.	3.750%	10/1/25	2,190	2,246
Marriott International Inc.	3.125%	6/15/26	8,235	8,191
Marriott International Inc.	5.750%	5/1/25	1,392	1,549
Marriott International Inc.	4.650%	12/1/28	1,500	1,603
Marriott International Inc.	4.625%	6/15/30	5,000	5,339
Marriott International Inc.	3.500%	10/15/32	11,000	10,870
Mastercard Inc.	2.000%	11/21/21	5,230	5,321
Mastercard Inc.	3.375%	4/1/24	13,320	14,657
Mastercard Inc.	2.000%	3/3/25	20,670	22,019
Mastercard Inc.	2.950%	11/21/26	7,800	8,773
Mastercard Inc.	3.300%	3/26/27	17,500	20,007
Mastercard Inc.	3.500%	2/26/28	3,670	4,277
Mastercard Inc.	2.950%	6/1/29	8,575	9,677
Mastercard Inc.	3.350%	3/26/30	12,000	14,010
Mastercard Inc.	3.800%	11/21/46	5,850	7,117
Mastercard Inc.	3.950%	2/26/48	5,030	6,379
Mastercard Inc.	3.650%	6/1/49	2,030	2,484
Mastercard Inc.	3.850%	3/26/50	18,566	23,396
McDonald's Corp.	2.625%	1/15/22	6,265	6,437
McDonald's Corp.	3.350%	4/1/23	11,981	12,792
McDonald's Corp.	3.375%	5/26/25	11,480	12,766
McDonald's Corp.	3.300%	7/1/25	6,000	6,684
McDonald's Corp.	3.700%	1/30/26	22,340	25,444
McDonald's Corp.	3.500%	3/1/27	8,960	10,165
McDonald's Corp.	3.500%	7/1/27	9,000	10,232
McDonald's Corp.	3.800%	4/1/28	2,933	3,415
McDonald's Corp.	2.625%	9/1/29	7,960	8,654
McDonald's Corp.	2.125%	3/1/30	6,705	6,978
McDonald's Corp.	3.600%	7/1/30	25,716	29,946
McDonald's Corp.	4.700%	12/9/35	8,900	11,381
McDonald's Corp.	6.300%	10/15/37	425	632
McDonald's Corp.	6.300%	3/1/38	3,925	5,859
McDonald's Corp.	5.700%	2/1/39	5,175	7,240
McDonald's Corp.	3.700%	2/15/42	4,175	4,678
McDonald's Corp.	3.625%	5/1/43	4,300	4,800
McDonald's Corp.	4.600%	5/26/45	6,860	8,454
McDonald's Corp.	4.875%	12/9/45	15,500	20,062
McDonald's Corp.	4.450%	3/1/47	8,890	11,034

McDonald's Corp.	4.450%	9/1/48	7,755	9,631
McDonald's Corp.	3.625%	9/1/49	14,800	16,484
McDonald's Corp.	4.200%	4/1/50	6,000	7,291
NIKE Inc.	2.250%	5/1/23	3,700	3,860
NIKE Inc.	2.400%	3/27/25	4,125	4,434
NIKE Inc.	2.375%	11/1/26	11,270	12,240
NIKE Inc.	2.750%	3/27/27	8,300	9,181
NIKE Inc.	2.850%	3/27/30	11,950	13,411
NIKE Inc.	3.250%	3/27/40	8,750	9,991
NIKE Inc.	3.625%	5/1/43	6,025	7,087
NIKE Inc.	3.875%	11/1/45	10,575	13,103
NIKE Inc.	3.375%	11/1/46	4,125	4,657
NIKE Inc.	3.375%	3/27/50	17,197	20,020
Nordstrom Inc.	4.000%	3/15/27	760	646
NVR Inc.	3.950%	9/15/22	16,588	17,518
NVR Inc.	3.000%	5/15/30	8,072	8,691
O'Reilly Automotive Inc.	3.800%	9/1/22	4,979	5,249
O'Reilly Automotive Inc.	3.850%	6/15/23	7,025	7,553
O'Reilly Automotive Inc.	3.550%	3/15/26	1,525	1,725
O'Reilly Automotive Inc.	3.600%	9/1/27	11,795	13,407
O'Reilly Automotive Inc.	4.350%	6/1/28	1,675	1,993
O'Reilly Automotive Inc.	4.200%	4/1/30	3,000	3,602
O'Reilly Automotive Inc.	1.750%	3/15/31	3,000	2,970
PACCAR Financial Corp.	2.850%	3/1/22	1,500	1,553
PACCAR Financial Corp.	2.650%	5/10/22	5,000	5,181
PACCAR Financial Corp.	2.300%	8/10/22	2,300	2,378
PACCAR Financial Corp.	2.000%	9/26/22	1,000	1,029
PACCAR Financial Corp.	3.400%	8/9/23	7,000	7,573
PACCAR Financial Corp.	0.350%	8/11/23	4,000	3,994
PACCAR Financial Corp.	2.150%	8/15/24	3,500	3,698
PACCAR Financial Corp.	1.800%	2/6/25	3,156	3,307
Ralph Lauren Corp.	1.700%	6/15/22	2,500	2,545
Ralph Lauren Corp.	3.750%	9/15/25	3,850	4,319
Ralph Lauren Corp.	2.950%	6/15/30	6,000	6,257
Ross Stores Inc.	4.600%	4/15/25	6,640	7,613
Ross Stores Inc.	4.700%	4/15/27	6,100	7,183
Ross Stores Inc.	4.800%	4/15/30	5,100	6,193
Ross Stores Inc.	5.450%	4/15/50	7,300	9,513
Sands China Ltd.	4.600%	8/8/23	15,935	16,991
Sands China Ltd.	5.125%	8/8/25	16,001	17,501
7 Sands China Ltd.	3.800%	1/8/26	4,040	4,192
Sands China Ltd.	5.400%	8/8/28	15,650	17,469
7 Sands China Ltd.	4.375%	6/18/30	8,700	9,157
Starbucks Corp.	1.300%	5/7/22	2,000	2,027
Starbucks Corp.	2.700%	6/15/22	2,920	3,018
Starbucks Corp.	3.100%	3/1/23	11,735	12,417
Starbucks Corp.	3.850%	10/1/23	5,400	5,890
Starbucks Corp.	3.800%	8/15/25	1,354	1,531
Starbucks Corp.	2.450%	6/15/26	11,685	12,683
Starbucks Corp.	3.500%	3/1/28	5,575	6,341
Starbucks Corp.	4.000%	11/15/28	7,100	8,364
Starbucks Corp.	3.550%	8/15/29	4,950	5,675
Starbucks Corp.	2.550%	11/15/30	19,700	20,840
Starbucks Corp.	4.300%	6/15/45	1,800	2,093
Starbucks Corp.	3.750%	12/1/47	1,000	1,084
Starbucks Corp.	4.500%	11/15/48	14,375	17,368
Starbucks Corp.	4.450%	8/15/49	8,000	9,703

Starbucks Corp.	3.350%	3/12/50	8,000	8,212
Starbucks Corp.	3.500%	11/15/50	10,700	11,361
Tapestry Inc.	3.000%	7/15/22	2,850	2,877
Tapestry Inc.	4.250%	4/1/25	4,178	4,330
Tapestry Inc.	4.125%	7/15/27	6,520	6,425
Target Corp.	2.900%	1/15/22	9,305	9,618
Target Corp.	3.500%	7/1/24	9,386	10,417
Target Corp.	2.250%	4/15/25	14,006	14,976
Target Corp.	2.500%	4/15/26	4,290	4,679
Target Corp.	3.375%	4/15/29	6,750	7,837
Target Corp.	2.350%	2/15/30	3,730	4,035
Target Corp.	2.650%	9/15/30	16,093	17,990
Target Corp.	6.350%	11/1/32	2,180	3,272
Target Corp.	6.500%	10/15/37	5,208	8,179
Target Corp.	7.000%	1/15/38	3,725	6,108
Target Corp.	4.000%	7/1/42	8,050	10,533
Target Corp.	3.625%	4/15/46	12,865	16,121
Target Corp.	3.900%	11/15/47	7,000	9,236
TJX Cos. Inc.	2.500%	5/15/23	5,798	6,077
TJX Cos. Inc.	3.500%	4/15/25	3,000	3,346
TJX Cos. Inc.	2.250%	9/15/26	10,275	10,948
TJX Cos. Inc.	3.750%	4/15/27	19,000	21,800
TJX Cos. Inc.	3.875%	4/15/30	13,164	15,567
TJX Cos. Inc.	4.500%	4/15/50	14,200	18,298
Toyota Motor Corp.	2.157%	7/2/22	5,485	5,653
Toyota Motor Corp.	3.419%	7/20/23	8,500	9,187
Toyota Motor Corp.	2.358%	7/2/24	11,065	11,783
Toyota Motor Credit Corp.	1.800%	10/7/21	3,400	3,450
Toyota Motor Credit Corp.	2.600%	1/11/22	8,300	8,531
Toyota Motor Credit Corp.	3.300%	1/12/22	9,650	9,988
Toyota Motor Credit Corp.	2.650%	4/12/22	6,750	6,979
Toyota Motor Credit Corp.	1.150%	5/26/22	10,000	10,126
Toyota Motor Credit Corp.	2.800%	7/13/22	1,065	1,109
Toyota Motor Credit Corp.	0.450%	7/22/22	14,225	14,258
Toyota Motor Credit Corp.	2.150%	9/8/22	12,100	12,500
Toyota Motor Credit Corp.	2.625%	1/10/23	1,725	1,808
Toyota Motor Credit Corp.	2.700%	1/11/23	3,950	4,145
Toyota Motor Credit Corp.	0.500%	8/14/23	12,000	12,009
Toyota Motor Credit Corp.	1.350%	8/25/23	7,500	7,695
Toyota Motor Credit Corp.	3.450%	9/20/23	1,000	1,085
Toyota Motor Credit Corp.	2.250%	10/18/23	4,050	4,259
Toyota Motor Credit Corp.	3.350%	1/8/24	200	217
Toyota Motor Credit Corp.	2.900%	4/17/24	4,600	4,952
Toyota Motor Credit Corp.	1.800%	2/13/25	12,065	12,586
Toyota Motor Credit Corp.	3.400%	4/14/25	3,025	3,366
Toyota Motor Credit Corp.	3.200%	1/11/27	7,032	7,888
Toyota Motor Credit Corp.	1.150%	8/13/27	5,000	4,990
Toyota Motor Credit Corp.	3.050%	1/11/28	13,475	15,122
Toyota Motor Credit Corp.	3.650%	1/8/29	5,175	6,051
Toyota Motor Credit Corp.	2.150%	2/13/30	9,575	10,075
Toyota Motor Credit Corp.	3.375%	4/1/30	10,000	11,503
VF Corp.	2.050%	4/23/22	5,000	5,118
VF Corp.	2.400%	4/23/25	6,500	6,889
VF Corp.	2.800%	4/23/27	2,000	2,164
VF Corp.	2.950%	4/23/30	10,059	10,932
Visa Inc.	2.150%	9/15/22	8,000	8,279
Visa Inc.	2.800%	12/14/22	16,775	17,622

Visa Inc.	3.150%	12/14/25	47,207	52,707
Visa Inc.	1.900%	4/15/27	10,800	11,431
Visa Inc.	0.750%	8/15/27	2,500	2,477
Visa Inc.	2.750%	9/15/27	10,550	11,723
Visa Inc.	2.050%	4/15/30	14,105	15,096
Visa Inc.	1.100%	2/15/31	8,200	8,018
Visa Inc.	4.150%	12/14/35	18,630	24,089
Visa Inc.	2.700%	4/15/40	8,900	9,589
Visa Inc.	4.300%	12/14/45	29,960	39,944
Visa Inc.	3.650%	9/15/47	6,950	8,502
Visa Inc.	2.000%	8/15/50	16,000	14,768
Walgreen Co.	3.100%	9/15/22	7,185	7,524
Walgreen Co.	4.400%	9/15/42	4,276	4,518
Walgreens Boots Alliance Inc.	3.300%	11/18/21	6,250	6,416
Walgreens Boots Alliance Inc.	3.800%	11/18/24	10,800	11,892
Walgreens Boots Alliance Inc.	3.450%	6/1/26	18,555	20,258
Walgreens Boots Alliance Inc.	3.200%	4/15/30	5,000	5,221
Walgreens Boots Alliance Inc.	4.800%	11/18/44	11,865	12,972
Walgreens Boots Alliance Inc.	4.650%	6/1/46	6,095	6,536
Walgreens Boots Alliance Inc.	4.100%	4/15/50	9,150	9,117
Walmart Inc.	2.350%	12/15/22	11,490	11,985
Walmart Inc.	2.550%	4/11/23	12,735	13,384
Walmart Inc.	3.400%	6/26/23	16,175	17,462
Walmart Inc.	3.300%	4/22/24	16,600	18,095
Walmart Inc.	2.850%	7/8/24	16,905	18,363
Walmart Inc.	2.650%	12/15/24	16,122	17,437
Walmart Inc.	3.550%	6/26/25	20,470	23,105
Walmart Inc.	3.050%	7/8/26	8,035	9,038
Walmart Inc.	5.875%	4/5/27	8,160	10,564
Walmart Inc.	3.700%	6/26/28	8,883	10,474
Walmart Inc.	3.250%	7/8/29	21,340	24,862
Walmart Inc.	2.375%	9/24/29	7,455	8,170
Walmart Inc.	7.550%	2/15/30	4,191	6,476
Walmart Inc.	5.250%	9/1/35	16,835	24,361
Walmart Inc.	6.500%	8/15/37	5,447	8,668
Walmart Inc.	6.200%	4/15/38	13,580	21,518
Walmart Inc.	3.950%	6/28/38	7,175	8,974
Walmart Inc.	5.625%	4/1/40	8,185	12,161
Walmart Inc.	4.875%	7/8/40	7,145	9,936
Walmart Inc.	5.000%	10/25/40	2,755	3,858
Walmart Inc.	5.625%	4/15/41	4,000	6,021
Walmart Inc.	4.000%	4/11/43	8,385	10,582
Walmart Inc.	4.300%	4/22/44	5,250	6,972
Walmart Inc.	3.625%	12/15/47	13,724	16,854
Walmart Inc.	4.050%	6/29/48	17,275	22,449
Walmart Inc.	2.950%	9/24/49	26,870	29,962
Western Union Co.	3.600%	3/15/22	4,725	4,901
Western Union Co.	2.850%	1/10/25	5,025	5,303
Western Union Co.	6.200%	11/17/36	4,900	5,905
Western Union Co.	6.200%	6/21/40	1,430	1,712

Consumer Noncyclical (4.9%)
Abbott Laboratories	3.400%	11/30/23	17,551	19,088
Abbott Laboratories	2.950%	3/15/25	12,017	13,123
Abbott Laboratories	3.875%	9/15/25	12,146	13,864
Abbott Laboratories	3.750%	11/30/26	15,261	17,705
Abbott Laboratories	1.150%	1/30/28	6,500	6,537

Abbott Laboratories	1.400%	6/30/30	4,000	4,012
Abbott Laboratories	4.750%	11/30/36	22,460	29,874
Abbott Laboratories	6.150%	11/30/37	3,830	5,820
Abbott Laboratories	6.000%	4/1/39	350	535
Abbott Laboratories	5.300%	5/27/40	1,851	2,692
Abbott Laboratories	4.750%	4/15/43	3,600	4,957
Abbott Laboratories	4.900%	11/30/46	30,635	43,391
AbbVie Inc.	3.375%	11/14/21	9,125	9,419
7 AbbVie Inc.	2.150%	11/19/21	16,785	17,096
7 AbbVie Inc.	3.450%	3/15/22	19,650	20,400
7 AbbVie Inc.	3.250%	10/1/22	21,214	22,150
AbbVie Inc.	2.900%	11/6/22	26,362	27,639
AbbVie Inc.	3.200%	11/6/22	15,666	16,471
7 AbbVie Inc.	2.300%	11/21/22	26,075	26,984
7 AbbVie Inc.	2.800%	3/15/23	650	674
AbbVie Inc.	2.850%	5/14/23	13,825	14,529
AbbVie Inc.	3.750%	11/14/23	13,300	14,490
7 AbbVie Inc.	3.850%	6/15/24	9,625	10,561
7 AbbVie Inc.	2.600%	11/21/24	31,465	33,306
7 AbbVie Inc.	3.800%	3/15/25	28,973	32,270
AbbVie Inc.	3.600%	5/14/25	33,510	37,045
AbbVie Inc.	3.200%	5/14/26	17,230	18,935
7 AbbVie Inc.	2.950%	11/21/26	32,215	34,958
AbbVie Inc.	4.250%	11/14/28	5,945	7,028
7 AbbVie Inc.	3.200%	11/21/29	59,663	65,597
7 AbbVie Inc.	4.550%	3/15/35	13,620	16,683
AbbVie Inc.	4.500%	5/14/35	22,415	27,142
AbbVie Inc.	4.300%	5/14/36	9,275	10,902
7 AbbVie Inc.	4.050%	11/21/39	35,143	40,029
7 AbbVie Inc.	4.625%	10/1/42	6,810	8,221
AbbVie Inc.	4.400%	11/6/42	22,693	26,778
7 AbbVie Inc.	4.850%	6/15/44	13,816	16,997
7 AbbVie Inc.	4.750%	3/15/45	5,075	6,203
AbbVie Inc.	4.700%	5/14/45	29,503	36,123
AbbVie Inc.	4.450%	5/14/46	15,578	18,528
AbbVie Inc.	4.875%	11/14/48	4,041	5,094
7 AbbVie Inc.	4.250%	11/21/49	50,685	59,930
Adventist Health System	2.952%	3/1/29	4,420	4,589
Adventist Health System	3.630%	3/1/49	4,745	5,014
Advocate Health & Hospitals Corp.	3.829%	8/15/28	2,300	2,661
Advocate Health & Hospitals Corp.	2.211%	6/15/30	775	807
Advocate Health & Hospitals Corp.	4.272%	8/15/48	4,050	5,149
Advocate Health & Hospitals Corp.	3.387%	10/15/49	3,275	3,625
Advocate Health & Hospitals Corp.	3.008%	6/15/50	3,000	3,181
Agilent Technologies Inc.	3.200%	10/1/22	6,015	6,296
Agilent Technologies Inc.	3.875%	7/15/23	3,975	4,305
Agilent Technologies Inc.	3.050%	9/22/26	6,700	7,407
Agilent Technologies Inc.	2.750%	9/15/29	1,000	1,077
Agilent Technologies Inc.	2.100%	6/4/30	3,175	3,238
Ahold Finance USA LLC	6.875%	5/1/29	1,100	1,542
AHS Hospital Corp.	5.024%	7/1/45	3,300	4,528
Allina Health System	3.887%	4/15/49	3,750	4,553
Altria Group Inc.	3.490%	2/14/22	9,830	10,223
Altria Group Inc.	2.850%	8/9/22	14,175	14,748
Altria Group Inc.	2.950%	5/2/23	3,200	3,385
Altria Group Inc.	4.000%	1/31/24	10,500	11,529
Altria Group Inc.	3.800%	2/14/24	2,700	2,948

Altria Group Inc.	2.350%	5/6/25	3,500	3,696
Altria Group Inc.	4.400%	2/14/26	28,775	33,155
Altria Group Inc.	2.625%	9/16/26	2,200	2,358
Altria Group Inc.	4.800%	2/14/29	15,775	18,663
Altria Group Inc.	3.400%	5/6/30	8,000	8,705
Altria Group Inc.	5.800%	2/14/39	18,100	22,999
Altria Group Inc.	4.250%	8/9/42	7,841	8,411
Altria Group Inc.	4.500%	5/2/43	9,209	10,246
Altria Group Inc.	5.375%	1/31/44	18,957	23,578
Altria Group Inc.	3.875%	9/16/46	16,615	16,989
Altria Group Inc.	5.950%	2/14/49	15,824	21,248
Altria Group Inc.	4.450%	5/6/50	6,965	7,781
Altria Group Inc.	6.200%	2/14/59	6,365	8,661
AmerisourceBergen Corp.	3.400%	5/15/24	7,375	8,040
AmerisourceBergen Corp.	3.250%	3/1/25	5,725	6,279
AmerisourceBergen Corp.	3.450%	12/15/27	6,525	7,454
AmerisourceBergen Corp.	2.800%	5/15/30	4,750	5,055
AmerisourceBergen Corp.	4.250%	3/1/45	1,857	2,125
AmerisourceBergen Corp.	4.300%	12/15/47	1,000	1,166
Amgen Inc.	3.875%	11/15/21	5,174	5,324
Amgen Inc.	2.700%	5/1/22	3,675	3,799
Amgen Inc.	2.650%	5/11/22	13,372	13,832
Amgen Inc.	3.625%	5/15/22	11,075	11,553
Amgen Inc.	2.250%	8/19/23	7,100	7,435
Amgen Inc.	3.625%	5/22/24	15,438	16,937
Amgen Inc.	1.900%	2/21/25	4,125	4,307
Amgen Inc.	3.125%	5/1/25	3,100	3,393
Amgen Inc.	2.600%	8/19/26	16,425	17,844
Amgen Inc.	2.200%	2/21/27	14,615	15,432
Amgen Inc.	3.200%	11/2/27	4,430	4,941
Amgen Inc.	2.450%	2/21/30	10,955	11,596
Amgen Inc.	2.300%	2/25/31	17,275	17,967
Amgen Inc.	3.150%	2/21/40	20,429	21,451
Amgen Inc.	4.950%	10/1/41	8,685	11,378
Amgen Inc.	5.150%	11/15/41	3,402	4,502
Amgen Inc.	4.400%	5/1/45	18,705	23,181
Amgen Inc.	4.563%	6/15/48	14,970	19,043
Amgen Inc.	3.375%	2/21/50	29,245	31,529
Amgen Inc.	4.663%	6/15/51	29,943	38,887
7 Amgen Inc.	2.770%	9/1/53	8,543	8,234
Anheuser-Busch Cos. LLC / Anheuser-Busch
InBev Worldwide Inc.	4.900%	2/1/46	105,198	130,402
Anheuser-Busch Cos. LLC / Anheuser-Busch
InBev Worldwide Inc.	3.650%	2/1/26	41,399	46,361
Anheuser-Busch Cos. LLC / Anheuser-Busch
InBev Worldwide Inc.	4.700%	2/1/36	56,511	67,842
Anheuser-Busch InBev Finance Inc.	2.625%	1/17/23	6,964	7,308
Anheuser-Busch InBev Finance Inc.	3.300%	2/1/23	12,418	13,184
Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	7,575	8,970
Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	12,425	13,605
Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	8,986	10,563
Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	17,992	22,079
Anheuser-Busch InBev Worldwide Inc.	4.150%	1/23/25	19,025	21,495
Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	22,072	25,467
Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	43,292	52,614
Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/30	15,455	17,598
Anheuser-Busch InBev Worldwide Inc.	4.900%	1/23/31	5,575	6,987

Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	13,325	15,370
Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	6,050	9,771
Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	5,738	7,417
Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	16,276	20,023
Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	10,357	11,001
Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	34,600	41,641
Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	26,910	31,375
Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	18,730	25,165
Anheuser-Busch InBev Worldwide Inc.	4.500%	6/1/50	19,600	23,406
Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	18,010	21,844
Anheuser-Busch InBev Worldwide Inc.	4.600%	6/1/60	11,655	14,067
Archer-Daniels-Midland Co.	2.750%	3/27/25	4,200	4,554
Archer-Daniels-Midland Co.	2.500%	8/11/26	8,750	9,505
Archer-Daniels-Midland Co.	3.250%	3/27/30	8,700	9,934
Archer-Daniels-Midland Co.	5.935%	10/1/32	530	777
Archer-Daniels-Midland Co.	5.375%	9/15/35	2,395	3,519
Archer-Daniels-Midland Co.	3.750%	9/15/47	2,750	3,488
Archer-Daniels-Midland Co.	4.500%	3/15/49	5,325	7,445
Ascension Health	2.532%	11/15/29	5,226	5,653
Ascension Health	3.106%	11/15/39	4,450	4,753
Ascension Health	3.945%	11/15/46	8,010	9,887
4 Ascension Health	4.847%	11/15/53	1,875	2,710
AstraZeneca plc	2.375%	6/12/22	7,875	8,110
AstraZeneca plc	3.500%	8/17/23	12,260	13,241
AstraZeneca plc	3.375%	11/16/25	19,368	21,723
AstraZeneca plc	0.700%	4/8/26	10,725	10,571
AstraZeneca plc	4.000%	1/17/29	400	474
AstraZeneca plc	1.375%	8/6/30	11,650	11,359
AstraZeneca plc	6.450%	9/15/37	24,447	36,921
AstraZeneca plc	4.000%	9/18/42	11,190	13,685
AstraZeneca plc	4.375%	11/16/45	7,900	10,279
AstraZeneca plc	4.375%	8/17/48	7,050	9,332
AstraZeneca plc	2.125%	8/6/50	4,950	4,540
Banner Health	2.338%	1/1/30	5,000	5,180
Banner Health	3.181%	1/1/50	2,900	3,149
BAT Capital Corp.	2.764%	8/15/22	11,750	12,173
BAT Capital Corp.	3.222%	8/15/24	24,910	26,548
BAT Capital Corp.	3.215%	9/6/26	9,250	9,944
BAT Capital Corp.	4.700%	4/2/27	7,725	8,848
BAT Capital Corp.	3.557%	8/15/27	27,770	30,008
BAT Capital Corp.	2.259%	3/25/28	15,625	15,622
BAT Capital Corp.	3.462%	9/6/29	2,568	2,730
BAT Capital Corp.	4.906%	4/2/30	15,805	18,514
BAT Capital Corp.	2.726%	3/25/31	11,000	10,887
BAT Capital Corp.	4.390%	8/15/37	17,750	19,085
BAT Capital Corp.	3.734%	9/25/40	3,000	2,976
BAT Capital Corp.	4.540%	8/15/47	26,893	28,496
BAT Capital Corp.	4.758%	9/6/49	6,025	6,519
BAT Capital Corp.	5.282%	4/2/50	8,225	9,630
BAT Capital Corp.	3.984%	9/25/50	4,000	3,935
BAT International Finance plc	1.668%	3/25/26	13,400	13,393
Baxalta Inc.	3.600%	6/23/22	3,605	3,753
Baxalta Inc.	4.000%	6/23/25	8,678	9,849
Baxalta Inc.	5.250%	6/23/45	4,188	5,758
Baxter International Inc.	1.700%	8/15/21	3,675	3,712
7 Baxter International Inc.	3.750%	10/1/25	6,245	7,073
Baxter International Inc.	2.600%	8/15/26	2,025	2,205

7 Baxter International Inc.	3.950%	4/1/30	5,930	7,068
Baxter International Inc.	3.500%	8/15/46	5,725	6,470
BayCare Health System Inc.	3.831%	11/15/50	1,500	1,860
Baylor Scott & White Holdings	4.185%	11/15/45	4,230	5,175
Beam Suntory Inc.	3.250%	5/15/22	600	620
Beam Suntory Inc.	3.250%	6/15/23	1,400	1,463
Becton Dickinson & Co.	3.125%	11/8/21	11,235	11,536
Becton Dickinson & Co.	2.894%	6/6/22	20,650	21,344
Becton Dickinson & Co.	3.300%	3/1/23	3,000	3,134
Becton Dickinson & Co.	3.875%	5/15/24	1,231	1,331
Becton Dickinson & Co.	3.363%	6/6/24	11,125	11,993
Becton Dickinson & Co.	3.734%	12/15/24	11,128	12,282
Becton Dickinson & Co.	3.700%	6/6/27	20,860	23,529
Becton Dickinson & Co.	4.875%	5/15/44	940	1,151
Becton Dickinson & Co.	4.685%	12/15/44	9,915	12,243
Becton Dickinson & Co.	4.669%	6/6/47	13,470	16,507
Becton Dickinson and Co.	2.823%	5/20/30	3,840	4,125
Biogen Inc.	3.625%	9/15/22	11,316	12,005
Biogen Inc.	4.050%	9/15/25	24,320	27,749
Biogen Inc.	2.250%	5/1/30	14,575	14,836
Biogen Inc.	5.200%	9/15/45	16,380	21,852
Biogen Inc.	3.150%	5/1/50	13,509	13,284
4 Bon Secours Mercy Health Inc.	3.464%	6/1/30	3,443	3,884
Boston Scientific Corp.	3.375%	5/15/22	2,975	3,104
Boston Scientific Corp.	3.450%	3/1/24	8,370	9,066
Boston Scientific Corp.	3.850%	5/15/25	6,998	7,915
Boston Scientific Corp.	1.900%	6/1/25	4,200	4,375
Boston Scientific Corp.	3.750%	3/1/26	6,157	7,004
Boston Scientific Corp.	4.000%	3/1/29	15,115	17,542
Boston Scientific Corp.	2.650%	6/1/30	7,550	8,004
Boston Scientific Corp.	7.000%	11/15/35	4,850	7,195
Boston Scientific Corp.	4.550%	3/1/39	8,175	10,221
Boston Scientific Corp.	7.375%	1/15/40	1,150	1,826
Boston Scientific Corp.	4.700%	3/1/49	14,870	19,518
Bristol-Myers Squibb Co.	2.600%	5/16/22	6,325	6,550
Bristol-Myers Squibb Co.	2.000%	8/1/22	7,950	8,185
Bristol-Myers Squibb Co.	3.250%	8/15/22	5,000	5,269
Bristol-Myers Squibb Co.	3.550%	8/15/22	10,935	11,567
Bristol-Myers Squibb Co.	2.750%	2/15/23	5,400	5,686
Bristol-Myers Squibb Co.	7.150%	6/15/23	100	118
Bristol-Myers Squibb Co.	4.000%	8/15/23	3,550	3,898
Bristol-Myers Squibb Co.	3.250%	11/1/23	4,250	4,612
Bristol-Myers Squibb Co.	3.625%	5/15/24	17,415	19,226
Bristol-Myers Squibb Co.	2.900%	7/26/24	34,835	37,778
Bristol-Myers Squibb Co.	3.875%	8/15/25	33,749	38,713
Bristol-Myers Squibb Co.	3.200%	6/15/26	22,750	25,378
Bristol-Myers Squibb Co.	3.450%	11/15/27	11,525	13,251
Bristol-Myers Squibb Co.	3.900%	2/20/28	13,900	16,334
Bristol-Myers Squibb Co.	3.400%	7/26/29	31,555	36,834
Bristol-Myers Squibb Co.	4.125%	6/15/39	12,775	16,150
Bristol-Myers Squibb Co.	5.700%	10/15/40	2,792	4,096
Bristol-Myers Squibb Co.	3.250%	8/1/42	5,865	6,755
Bristol-Myers Squibb Co.	5.250%	8/15/43	6,055	8,672
Bristol-Myers Squibb Co.	5.000%	8/15/45	16,845	23,529
Bristol-Myers Squibb Co.	4.350%	11/15/47	13,950	18,194
Bristol-Myers Squibb Co.	4.550%	2/20/48	17,598	23,769
Bristol-Myers Squibb Co.	4.250%	10/26/49	44,180	57,924

Brown-Forman Corp.	3.500%	4/15/25	3,978	4,430
Brown-Forman Corp.	4.500%	7/15/45	3,595	4,733
Bunge Ltd. Finance Corp.	3.000%	9/25/22	8,768	9,116
Bunge Ltd. Finance Corp.	4.350%	3/15/24	6,700	7,364
Bunge Ltd. Finance Corp.	1.630%	8/17/25	1,650	1,654
Bunge Ltd. Finance Corp.	3.250%	8/15/26	5,840	6,271
Bunge Ltd. Finance Corp.	3.750%	9/25/27	3,750	4,055
Campbell Soup Co.	2.500%	8/2/22	1,850	1,914
Campbell Soup Co.	3.650%	3/15/23	3,022	3,228
Campbell Soup Co.	3.950%	3/15/25	6,660	7,431
Campbell Soup Co.	3.300%	3/19/25	4,125	4,521
Campbell Soup Co.	4.150%	3/15/28	6,950	8,080
Campbell Soup Co.	2.375%	4/24/30	4,450	4,625
Campbell Soup Co.	4.800%	3/15/48	5,560	7,114
Campbell Soup Co.	3.125%	4/24/50	6,998	7,057
Cardinal Health Inc.	2.616%	6/15/22	8,550	8,815
Cardinal Health Inc.	3.200%	6/15/22	4,012	4,177
Cardinal Health Inc.	3.200%	3/15/23	4,450	4,710
Cardinal Health Inc.	3.079%	6/15/24	312	335
Cardinal Health Inc.	3.750%	9/15/25	1,750	1,955
Cardinal Health Inc.	3.410%	6/15/27	4,520	5,017
Cardinal Health Inc.	4.600%	3/15/43	4,150	4,568
Cardinal Health Inc.	4.500%	11/15/44	3,275	3,586
Cardinal Health Inc.	4.900%	9/15/45	3,580	4,186
Cardinal Health Inc.	4.368%	6/15/47	4,950	5,419
Catholic Health Services of Long Island
Obligated Group	3.368%	7/1/50	2,900	2,809
Children's Health System of Texas	2.511%	8/15/50	3,975	3,806
Children's Hospital Corp.	4.115%	1/1/47	1,575	1,942
Children's Hospital Corp.	2.585%	2/1/50	2,000	2,000
Children's Hospital Medical Center	4.268%	5/15/44	1,050	1,334
Children's Hospital	2.928%	7/15/50	4,575	4,520
CHRISTUS Health	4.341%	7/1/28	5,100	5,969
Church & Dwight Co. Inc.	2.450%	8/1/22	1,500	1,548
Church & Dwight Co. Inc.	3.150%	8/1/27	3,575	3,946
Church & Dwight Co. Inc.	3.950%	8/1/47	3,200	3,758
Cigna Corp.	3.900%	2/15/22	13,466	14,065
Cigna Corp.	3.050%	11/30/22	5,500	5,766
Cigna Corp.	3.000%	7/15/23	14,000	14,838
Cigna Corp.	3.750%	7/15/23	6,945	7,506
Cigna Corp.	3.500%	6/15/24	6,330	6,896
Cigna Corp.	3.250%	4/15/25	21,352	23,479
Cigna Corp.	4.125%	11/15/25	7,510	8,593
Cigna Corp.	4.500%	2/25/26	19,100	22,256
Cigna Corp.	3.400%	3/1/27	17,690	19,869
Cigna Corp.	7.875%	5/15/27	362	491
Cigna Corp.	3.050%	10/15/27	4,855	5,388
Cigna Corp.	4.375%	10/15/28	31,571	37,354
Cigna Corp.	2.400%	3/15/30	25,090	25,899
Cigna Corp.	4.800%	8/15/38	19,555	24,246
Cigna Corp.	3.200%	3/15/40	10,050	10,551
Cigna Corp.	6.125%	11/15/41	4,034	5,832
Cigna Corp.	5.375%	2/15/42	550	697
Cigna Corp.	4.800%	7/15/46	10,575	13,210
Cigna Corp.	3.875%	10/15/47	8,154	9,164
Cigna Corp.	4.900%	12/15/48	26,015	33,714
Cigna Corp.	3.400%	3/15/50	20,070	20,969

City of Hope	5.623%	11/15/43	2,000	2,765
City of Hope	4.378%	8/15/48	7,375	8,927
Cleveland Clinic Foundation	4.858%	1/1/14	3,615	5,135
Clorox Co.	3.800%	11/15/21	1,238	1,283
Clorox Co.	3.050%	9/15/22	4,675	4,879
Clorox Co.	3.500%	12/15/24	3,925	4,371
Clorox Co.	3.100%	10/1/27	6,100	6,845
Clorox Co.	3.900%	5/15/28	3,500	4,150
Clorox Co.	1.800%	5/15/30	1,500	1,541
Coca-Cola Co.	2.500%	4/1/23	10,229	10,784
Coca-Cola Co.	3.200%	11/1/23	9,850	10,684
Coca-Cola Co.	1.750%	9/6/24	8,625	9,014
Coca-Cola Co.	2.950%	3/25/25	8,595	9,440
Coca-Cola Co.	2.875%	10/27/25	20,650	22,929
Coca-Cola Co.	2.550%	6/1/26	7,825	8,609
Coca-Cola Co.	2.250%	9/1/26	10,530	11,384
Coca-Cola Co.	3.375%	3/25/27	8,529	9,770
Coca-Cola Co.	2.900%	5/25/27	1,875	2,094
Coca-Cola Co.	1.450%	6/1/27	12,848	13,219
Coca-Cola Co.	1.000%	3/15/28	5,500	5,491
Coca-Cola Co.	2.125%	9/6/29	6,200	6,615
Coca-Cola Co.	3.450%	3/25/30	10,125	11,964
Coca-Cola Co.	1.650%	6/1/30	20,303	20,962
Coca-Cola Co.	1.375%	3/15/31	6,000	5,939
Coca-Cola Co.	4.125%	3/25/40	3,880	5,001
Coca-Cola Co.	2.500%	6/1/40	9,400	9,857
Coca-Cola Co.	4.200%	3/25/50	5,700	7,617
Coca-Cola Co.	2.600%	6/1/50	17,250	17,541
Coca-Cola Co.	2.500%	3/15/51	6,000	5,951
Coca-Cola Co.	2.750%	6/1/60	13,550	13,718
Coca-Cola Consolidated Inc.	3.800%	11/25/25	8,117	9,037
Coca-Cola Femsa SAB de CV	2.750%	1/22/30	2,600	2,789
Coca-Cola Femsa SAB de CV	1.850%	9/1/32	2,100	2,108
Coca-Cola Femsa SAB de CV	5.250%	11/26/43	7,800	10,696
Colgate-Palmolive Co.	2.450%	11/15/21	3,505	3,591
Colgate-Palmolive Co.	2.300%	5/3/22	5,561	5,735
Colgate-Palmolive Co.	2.250%	11/15/22	14,525	15,142
Colgate-Palmolive Co.	1.950%	2/1/23	4,200	4,373
Colgate-Palmolive Co.	3.250%	3/15/24	4,682	5,126
Colgate-Palmolive Co.	4.000%	8/15/45	6,045	8,129
Colgate-Palmolive Co.	3.700%	8/1/47	4,600	6,079
CommonSpirit Health	2.950%	11/1/22	3,225	3,369
CommonSpirit Health	2.760%	10/1/24	5,000	5,228
CommonSpirit Health	3.347%	10/1/29	7,750	8,204
4 CommonSpirit Health	4.350%	11/1/42	8,435	9,149
CommonSpirit Health	3.817%	10/1/49	2,500	2,714
CommonSpirit Health	4.187%	10/1/49	10,300	10,929
Community Health Network Inc.	3.099%	5/1/50	8,000	7,647
Conagra Brands Inc.	3.800%	10/22/21	10,550	10,913
Conagra Brands Inc.	3.250%	9/15/22	4,300	4,522
Conagra Brands Inc.	3.200%	1/25/23	6,011	6,323
Conagra Brands Inc.	4.300%	5/1/24	8,000	8,925
Conagra Brands Inc.	4.600%	11/1/25	12,025	13,970
Conagra Brands Inc.	7.000%	10/1/28	700	944
Conagra Brands Inc.	4.850%	11/1/28	10,950	13,360
Conagra Brands Inc.	8.250%	9/15/30	4,025	6,067
Conagra Brands Inc.	5.300%	11/1/38	8,704	11,211

Conagra Brands Inc.	5.400%	11/1/48	8,650	11,687
Constellation Brands Inc.	2.700%	5/9/22	6,607	6,823
Constellation Brands Inc.	2.650%	11/7/22	9,825	10,193
Constellation Brands Inc.	3.200%	2/15/23	5,900	6,237
Constellation Brands Inc.	4.250%	5/1/23	16,800	18,328
Constellation Brands Inc.	4.750%	11/15/24	9,521	10,984
Constellation Brands Inc.	4.400%	11/15/25	4,375	5,090
Constellation Brands Inc.	4.750%	12/1/25	2,700	3,208
Constellation Brands Inc.	3.700%	12/6/26	5,625	6,430
Constellation Brands Inc.	3.500%	5/9/27	8,275	9,274
Constellation Brands Inc.	3.600%	2/15/28	7,070	7,992
Constellation Brands Inc.	3.150%	8/1/29	12,200	13,275
Constellation Brands Inc.	2.875%	5/1/30	2,375	2,554
Constellation Brands Inc.	4.500%	5/9/47	7,195	8,696
Constellation Brands Inc.	4.100%	2/15/48	4,550	5,248
Constellation Brands Inc.	5.250%	11/15/48	5,000	6,700
Constellation Brands Inc.	3.750%	5/1/50	5,500	6,130
Cottage Health Obligated Group	3.304%	11/1/49	5,185	5,741
Covidien International Finance SA	3.200%	6/15/22	5,869	6,107
Covidien International Finance SA	2.950%	6/15/23	2,530	2,693
CVS Health Corp.	3.500%	7/20/22	12,345	12,934
CVS Health Corp.	2.750%	12/1/22	10,490	10,924
CVS Health Corp.	4.750%	12/1/22	9,000	9,705
CVS Health Corp.	3.700%	3/9/23	32,150	34,386
CVS Health Corp.	4.000%	12/5/23	3,390	3,711
CVS Health Corp.	3.375%	8/12/24	16,365	17,773
CVS Health Corp.	4.100%	3/25/25	34,096	38,506
CVS Health Corp.	3.875%	7/20/25	39,164	44,150
CVS Health Corp.	2.875%	6/1/26	18,860	20,399
CVS Health Corp.	3.000%	8/15/26	7,000	7,631
CVS Health Corp.	3.625%	4/1/27	6,000	6,739
CVS Health Corp.	1.300%	8/21/27	5,000	4,905
CVS Health Corp.	4.300%	3/25/28	80,285	94,096
CVS Health Corp.	3.250%	8/15/29	18,796	20,627
CVS Health Corp.	3.750%	4/1/30	19,405	22,160
CVS Health Corp.	1.750%	8/21/30	13,450	13,090
CVS Health Corp.	4.875%	7/20/35	6,475	8,182
CVS Health Corp.	4.780%	3/25/38	40,050	48,392
CVS Health Corp.	6.125%	9/15/39	3,950	5,369
CVS Health Corp.	4.125%	4/1/40	8,000	9,108
CVS Health Corp.	2.700%	8/21/40	12,325	11,781
CVS Health Corp.	5.300%	12/5/43	11,043	14,037
CVS Health Corp.	5.125%	7/20/45	30,860	38,737
CVS Health Corp.	5.050%	3/25/48	69,705	88,217
CVS Health Corp.	4.250%	4/1/50	13,275	15,561
Danaher Corp.	3.350%	9/15/25	4,300	4,784
Danaher Corp.	4.375%	9/15/45	4,975	6,497
Danaher Corp.	2.600%	10/1/50	5,900	5,724
Dartmouth-Hitchcock Health	4.178%	8/1/48	3,100	3,696
Delhaize America LLC	9.000%	4/15/31	1,930	3,088
DENTSPLY SIRONA Inc.	3.250%	6/1/30	6,500	7,037
DH Europe Finance II Sarl	2.050%	11/15/22	11,115	11,462
DH Europe Finance II Sarl	2.200%	11/15/24	9,727	10,271
DH Europe Finance II Sarl	2.600%	11/15/29	7,000	7,580
DH Europe Finance II Sarl	3.250%	11/15/39	9,480	10,470
DH Europe Finance II Sarl	3.400%	11/15/49	1,000	1,130
Diageo Capital plc	2.625%	4/29/23	11,470	12,027

Diageo Capital plc	3.500%	9/18/23	2,000	2,162
Diageo Capital plc	2.125%	10/24/24	9,400	9,943
Diageo Capital plc	1.375%	9/29/25	7,500	7,674
Diageo Capital plc	3.875%	5/18/28	1,000	1,170
Diageo Capital plc	2.375%	10/24/29	8,800	9,372
Diageo Capital plc	2.000%	4/29/30	12,140	12,498
Diageo Capital plc	2.125%	4/29/32	7,890	8,180
Diageo Capital plc	5.875%	9/30/36	500	710
Diageo Capital plc	3.875%	4/29/43	5,469	6,525
Diageo Investment Corp.	2.875%	5/11/22	15,854	16,468
Diageo Investment Corp.	7.450%	4/15/35	1,450	2,399
Diageo Investment Corp.	4.250%	5/11/42	3,512	4,333
Dignity Health	3.125%	11/1/22	950	982
Dignity Health	3.812%	11/1/24	5,150	5,369
Dignity Health	4.500%	11/1/42	6,000	6,688
Dignity Health	5.267%	11/1/64	1,075	1,276
Duke University Health System Inc.	3.920%	6/1/47	4,300	5,368
Edwards Lifesciences Corp.	4.300%	6/15/28	4,750	5,677
Eli Lilly & Co.	2.350%	5/15/22	6,533	6,744
Eli Lilly & Co.	2.750%	6/1/25	3,158	3,445
Eli Lilly & Co.	3.375%	3/15/29	11,775	13,597
Eli Lilly & Co.	3.950%	3/15/49	29,628	36,931
Eli Lilly & Co.	4.150%	3/15/59	5,525	7,173
Eli Lilly & Co.	2.250%	5/15/50	22,740	21,224
Eli Lilly & Co.	2.500%	9/15/60	9,450	8,862
Estee Lauder Cos. Inc.	2.000%	12/1/24	150	158
Estee Lauder Cos. Inc.	3.150%	3/15/27	4,300	4,841
Estee Lauder Cos. Inc.	2.375%	12/1/29	6,000	6,452
Estee Lauder Cos. Inc.	2.600%	4/15/30	15,600	17,024
Estee Lauder Cos. Inc.	6.000%	5/15/37	1,650	2,424
Estee Lauder Cos. Inc.	4.375%	6/15/45	4,375	5,612
Estee Lauder Cos. Inc.	4.150%	3/15/47	1,880	2,356
Estee Lauder Cos. Inc.	3.125%	12/1/49	6,552	7,174
Flowers Foods Inc.	4.375%	4/1/22	2,950	3,055
Flowers Foods Inc.	3.500%	10/1/26	3,500	3,772
Fomento Economico Mexicano SAB de CV	2.875%	5/10/23	600	626
Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	3,550	4,279
Fomento Economico Mexicano SAB de CV	3.500%	1/16/50	23,300	24,561
General Mills Inc.	3.150%	12/15/21	7,875	8,084
General Mills Inc.	2.600%	10/12/22	4,550	4,735
General Mills Inc.	3.700%	10/17/23	12,550	13,681
General Mills Inc.	3.650%	2/15/24	5,885	6,435
General Mills Inc.	4.000%	4/17/25	1,000	1,133
General Mills Inc.	3.200%	2/10/27	7,500	8,410
General Mills Inc.	4.200%	4/17/28	11,675	13,761
General Mills Inc.	2.875%	4/15/30	14,891	16,303
General Mills Inc.	4.550%	4/17/38	6,825	8,690
General Mills Inc.	5.400%	6/15/40	4,550	6,263
General Mills Inc.	4.150%	2/15/43	4,375	5,450
General Mills Inc.	4.700%	4/17/48	1,620	2,201
Gilead Sciences Inc.	4.400%	12/1/21	14,264	14,786
Gilead Sciences Inc.	3.250%	9/1/22	8,635	9,043
Gilead Sciences Inc.	2.500%	9/1/23	17,775	18,699
Gilead Sciences Inc.	0.750%	9/29/23	8,000	8,006
Gilead Sciences Inc.	3.700%	4/1/24	6,216	6,807
Gilead Sciences Inc.	3.500%	2/1/25	3,809	4,210
Gilead Sciences Inc.	3.650%	3/1/26	24,046	27,095

Gilead Sciences Inc.	2.950%	3/1/27	15,100	16,605
Gilead Sciences Inc.	1.200%	10/1/27	4,500	4,520
Gilead Sciences Inc.	1.650%	10/1/30	6,000	5,973
Gilead Sciences Inc.	4.600%	9/1/35	9,394	12,062
Gilead Sciences Inc.	4.000%	9/1/36	6,425	7,670
Gilead Sciences Inc.	2.600%	10/1/40	4,000	3,953
Gilead Sciences Inc.	5.650%	12/1/41	8,810	12,429
Gilead Sciences Inc.	4.800%	4/1/44	18,011	23,157
Gilead Sciences Inc.	4.500%	2/1/45	15,825	19,756
Gilead Sciences Inc.	4.750%	3/1/46	30,034	38,830
Gilead Sciences Inc.	4.150%	3/1/47	2,005	2,428
Gilead Sciences Inc.	2.800%	10/1/50	6,500	6,385
GlaxoSmithKline Capital Inc.	2.800%	3/18/23	4,956	5,236
GlaxoSmithKline Capital Inc.	3.375%	5/15/23	11,925	12,831
GlaxoSmithKline Capital Inc.	3.625%	5/15/25	21,892	24,722
GlaxoSmithKline Capital Inc.	3.875%	5/15/28	24,150	28,709
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	3,400	4,831
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	24,539	37,778
GlaxoSmithKline Capital Inc.	4.200%	3/18/43	1,925	2,465
GlaxoSmithKline Capital plc	2.850%	5/8/22	10,800	11,229
GlaxoSmithKline Capital plc	2.875%	6/1/22	18,275	18,986
GlaxoSmithKline Capital plc	0.534%	10/1/23	6,750	6,760
GlaxoSmithKline Capital plc	3.000%	6/1/24	5,500	5,943
Hackensack Meridian Health Inc.	2.675%	9/1/41	4,650	4,625
Hackensack Meridian Health Inc.	4.211%	7/1/48	4,000	4,958
Hackensack Meridian Health Inc.	2.875%	9/1/50	4,900	4,801
Hackensack Meridian Health Inc.	4.500%	7/1/57	2,100	2,696
4 Hartford HealthCare Corp.	3.447%	7/1/54	3,205	3,338
Hasbro Inc.	3.900%	11/19/29	9,500	9,985
Hasbro Inc.	6.350%	3/15/40	4,625	5,448
Hasbro Inc.	5.100%	5/15/44	4,413	4,522
HCA Inc.	4.750%	5/1/23	11,146	12,135
HCA Inc.	5.000%	3/15/24	18,690	20,933
HCA Inc.	5.250%	4/15/25	15,063	17,398
HCA Inc.	5.250%	6/15/26	19,522	22,743
HCA Inc.	4.500%	2/15/27	3,975	4,482
HCA Inc.	4.125%	6/15/29	16,475	18,617
HCA Inc.	5.125%	6/15/39	11,085	13,357
HCA Inc.	5.500%	6/15/47	25,650	31,870
HCA Inc.	5.250%	6/15/49	1,100	1,336
Hershey Co.	2.625%	5/1/23	2,750	2,896
Hershey Co.	3.375%	5/15/23	10,050	10,810
Hershey Co.	2.050%	11/15/24	2,291	2,428
Hershey Co.	3.200%	8/21/25	5,028	5,621
Hershey Co.	2.450%	11/15/29	5,381	5,902
Hershey Co.	1.700%	6/1/30	1,720	1,767
Hershey Co.	3.125%	11/15/49	2,935	3,241
Hershey Co.	2.650%	6/1/50	2,600	2,661
Hormel Foods Corp.	1.800%	6/11/30	8,575	8,815
Indiana University Health Inc. Obligated
Group	3.970%	11/1/48	5,450	6,889
Ingredion Inc.	3.200%	10/1/26	4,000	4,402
Ingredion Inc.	2.900%	6/1/30	8,075	8,734
Ingredion Inc.	3.900%	6/1/50	3,750	4,211
Iowa Health System	3.665%	2/15/50	5,000	5,600
JM Smucker Co.	3.500%	10/15/21	7,245	7,468
JM Smucker Co.	3.000%	3/15/22	2,605	2,702

JM Smucker Co.	3.500%	3/15/25	6,034	6,761
JM Smucker Co.	3.375%	12/15/27	4,220	4,716
JM Smucker Co.	2.375%	3/15/30	3,800	3,960
JM Smucker Co.	4.250%	3/15/35	4,750	5,692
JM Smucker Co.	4.375%	3/15/45	1,885	2,275
JM Smucker Co.	3.550%	3/15/50	5,450	5,986
Johns Hopkins Health System Corp.	3.837%	5/15/46	3,925	4,784
Johnson & Johnson	2.450%	12/5/21	5,000	5,124
Johnson & Johnson	2.250%	3/3/22	12,950	13,295
Johnson & Johnson	2.050%	3/1/23	5,969	6,192
Johnson & Johnson	6.730%	11/15/23	1,203	1,423
Johnson & Johnson	3.375%	12/5/23	6,875	7,536
Johnson & Johnson	2.625%	1/15/25	12,418	13,478
Johnson & Johnson	0.550%	9/1/25	10,200	10,203
Johnson & Johnson	2.450%	3/1/26	37,425	40,850
Johnson & Johnson	2.950%	3/3/27	8,550	9,585
Johnson & Johnson	0.950%	9/1/27	6,000	6,002
Johnson & Johnson	2.900%	1/15/28	6,580	7,395
Johnson & Johnson	6.950%	9/1/29	2,650	3,888
Johnson & Johnson	1.300%	9/1/30	17,225	17,372
Johnson & Johnson	4.950%	5/15/33	6,100	8,372
Johnson & Johnson	4.375%	12/5/33	13,079	17,237
Johnson & Johnson	3.550%	3/1/36	8,500	10,280
Johnson & Johnson	3.625%	3/3/37	14,525	17,672
Johnson & Johnson	5.950%	8/15/37	4,489	6,894
Johnson & Johnson	3.400%	1/15/38	8,000	9,394
Johnson & Johnson	5.850%	7/15/38	3,797	5,918
Johnson & Johnson	2.100%	9/1/40	10,700	10,619
Johnson & Johnson	4.500%	9/1/40	5,000	6,796
Johnson & Johnson	4.850%	5/15/41	825	1,178
Johnson & Johnson	4.500%	12/5/43	7,620	10,455
Johnson & Johnson	3.700%	3/1/46	19,400	24,131
Johnson & Johnson	3.750%	3/3/47	7,150	9,023
Johnson & Johnson	3.500%	1/15/48	4,775	5,843
Johnson & Johnson	2.250%	9/1/50	10,400	10,193
Johnson & Johnson	2.450%	9/1/60	10,700	10,701
Kaiser Foundation Hospitals	3.500%	4/1/22	1,835	1,918
Kaiser Foundation Hospitals	3.150%	5/1/27	4,900	5,489
Kaiser Foundation Hospitals	4.875%	4/1/42	5,300	7,246
Kaiser Foundation Hospitals	4.150%	5/1/47	12,075	15,224
Kaiser Foundation Hospitals	3.266%	11/1/49	9,150	10,139
Kellogg Co.	2.650%	12/1/23	4,536	4,808
Kellogg Co.	3.250%	4/1/26	5,025	5,594
Kellogg Co.	3.400%	11/15/27	10,475	11,815
Kellogg Co.	4.300%	5/15/28	4,850	5,756
Kellogg Co.	2.100%	6/1/30	4,750	4,863
Kellogg Co.	7.450%	4/1/31	5,367	7,856
Kellogg Co.	4.500%	4/1/46	4,650	5,810
Keurig Dr Pepper Inc.	2.700%	11/15/22	2,725	2,835
Keurig Dr Pepper Inc.	4.057%	5/25/23	16,325	17,735
Keurig Dr Pepper Inc.	3.130%	12/15/23	7,725	8,294
Keurig Dr Pepper Inc.	4.417%	5/25/25	10,786	12,422
Keurig Dr Pepper Inc.	3.400%	11/15/25	6,485	7,197
Keurig Dr Pepper Inc.	2.550%	9/15/26	5,500	5,965
Keurig Dr Pepper Inc.	3.430%	6/15/27	2,600	2,891
Keurig Dr Pepper Inc.	3.200%	5/1/30	19,750	22,097
Keurig Dr Pepper Inc.	7.450%	5/1/38	305	471

Keurig Dr Pepper Inc.	4.985%	5/25/38	3,675	4,763
Keurig Dr Pepper Inc.	4.500%	11/15/45	11,525	14,312
Keurig Dr Pepper Inc.	4.420%	12/15/46	3,000	3,686
Keurig Dr Pepper Inc.	5.085%	5/25/48	265	354
Keurig Dr Pepper Inc.	3.800%	5/1/50	7,100	8,116
Kimberly-Clark Corp.	2.400%	3/1/22	5,275	5,421
Kimberly-Clark Corp.	2.400%	6/1/23	1,600	1,681
Kimberly-Clark Corp.	3.050%	8/15/25	3,075	3,411
Kimberly-Clark Corp.	2.750%	2/15/26	3,625	3,967
Kimberly-Clark Corp.	1.050%	9/15/27	1,750	1,762
Kimberly-Clark Corp.	3.950%	11/1/28	3,575	4,283
Kimberly-Clark Corp.	3.200%	4/25/29	3,875	4,455
Kimberly-Clark Corp.	3.100%	3/26/30	6,060	6,931
Kimberly-Clark Corp.	6.625%	8/1/37	300	475
Kimberly-Clark Corp.	5.300%	3/1/41	8,275	11,775
Kimberly-Clark Corp.	3.700%	6/1/43	2,525	3,000
Kimberly-Clark Corp.	3.900%	5/4/47	2,774	3,495
Kimberly-Clark Corp.	2.875%	2/7/50	9,425	10,441
Koninklijke Ahold Delhaize NV	5.700%	10/1/40	2,123	3,007
Koninklijke Philips NV	6.875%	3/11/38	4,600	6,947
Koninklijke Philips NV	5.000%	3/15/42	7,775	10,181
Kroger Co.	2.950%	11/1/21	9,861	10,106
Kroger Co.	3.400%	4/15/22	4,102	4,258
Kroger Co.	2.800%	8/1/22	2,800	2,910
Kroger Co.	3.850%	8/1/23	9,757	10,572
Kroger Co.	4.000%	2/1/24	4,309	4,747
Kroger Co.	3.500%	2/1/26	1,800	2,020
Kroger Co.	2.650%	10/15/26	5,605	6,103
Kroger Co.	7.700%	6/1/29	4,025	5,674
Kroger Co.	8.000%	9/15/29	6,150	8,915
Kroger Co.	2.200%	5/1/30	4,000	4,181
Kroger Co.	7.500%	4/1/31	1,125	1,647
Kroger Co.	6.900%	4/15/38	3,327	4,860
Kroger Co.	5.400%	7/15/40	2,650	3,428
Kroger Co.	5.000%	4/15/42	4,399	5,601
Kroger Co.	5.150%	8/1/43	2,250	2,919
Kroger Co.	3.875%	10/15/46	12,250	13,873
Kroger Co.	4.450%	2/1/47	5,959	7,360
Kroger Co.	4.650%	1/15/48	5,191	6,540
Kroger Co.	5.400%	1/15/49	1,800	2,483
Kroger Co.	3.950%	1/15/50	8,075	9,413
Laboratory Corp. of America Holdings	3.200%	2/1/22	6,075	6,288
Laboratory Corp. of America Holdings	3.750%	8/23/22	550	578
Laboratory Corp. of America Holdings	4.000%	11/1/23	550	602
Laboratory Corp. of America Holdings	3.250%	9/1/24	7,500	8,154
Laboratory Corp. of America Holdings	2.300%	12/1/24	4,000	4,228
Laboratory Corp. of America Holdings	3.600%	2/1/25	11,108	12,326
Laboratory Corp. of America Holdings	3.600%	9/1/27	5,225	5,956
Laboratory Corp. of America Holdings	2.950%	12/1/29	5,775	6,354
Laboratory Corp. of America Holdings	4.700%	2/1/45	8,760	11,097
4 Mayo Clinic	3.774%	11/15/43	5,125	6,083
4 Mayo Clinic	4.000%	11/15/47	1,875	2,336
4 Mayo Clinic	4.128%	11/15/52	1,150	1,496
McCormick & Co. Inc.	3.900%	7/15/21	875	892
McCormick & Co. Inc.	2.700%	8/15/22	5,450	5,664
McCormick & Co. Inc.	3.150%	8/15/24	6,775	7,369
McCormick & Co. Inc.	3.400%	8/15/27	10,500	11,807

McCormick & Co. Inc.	4.200%	8/15/47	1,320	1,658
McCormick & Co. Inc.	2.500%	4/15/30	4,100	4,379
McKesson Corp.	2.700%	12/15/22	11,300	11,752
McKesson Corp.	2.850%	3/15/23	1,500	1,569
McKesson Corp.	3.796%	3/15/24	364	398
McKesson Corp.	3.950%	2/16/28	5,350	6,225
McKesson Corp.	4.750%	5/30/29	7,275	8,842
McKesson Corp.	6.000%	3/1/41	375	512
McKesson Corp.	4.883%	3/15/44	1,679	2,041
Mead Johnson Nutrition Co.	4.125%	11/15/25	11,435	13,158
Mead Johnson Nutrition Co.	5.900%	11/1/39	5,160	7,399
Mead Johnson Nutrition Co.	4.600%	6/1/44	8,835	11,819
4 MedStar Health Inc.	3.626%	8/15/49	4,000	4,369
Medtronic Inc.	3.150%	3/15/22	15,340	15,967
Medtronic Inc.	3.500%	3/15/25	13,793	15,539
Medtronic Inc.	4.375%	3/15/35	27,819	37,128
Medtronic Inc.	4.625%	3/15/45	14,017	19,224
Memorial Health Services	3.447%	11/1/49	5,000	5,237
Memorial Sloan-Kettering Cancer Center	5.000%	7/1/42	700	959
Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	2,000	2,131
Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	4,605	5,945
Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	1,700	2,271
Merck & Co. Inc.	2.350%	2/10/22	11,034	11,353
Merck & Co. Inc.	2.400%	9/15/22	10,820	11,199
Merck & Co. Inc.	2.800%	5/18/23	15,925	16,920
Merck & Co. Inc.	2.900%	3/7/24	4,750	5,117
Merck & Co. Inc.	2.750%	2/10/25	22,453	24,379
Merck & Co. Inc.	0.750%	2/24/26	9,000	9,017
Merck & Co. Inc.	3.400%	3/7/29	15,470	17,996
Merck & Co. Inc.	1.450%	6/24/30	9,555	9,682
Merck & Co. Inc.	6.500%	12/1/33	5,650	8,815
Merck & Co. Inc.	3.900%	3/7/39	7,610	9,350
Merck & Co. Inc.	2.350%	6/24/40	11,505	11,671
Merck & Co. Inc.	3.600%	9/15/42	8,670	10,639
Merck & Co. Inc.	4.150%	5/18/43	13,914	17,632
Merck & Co. Inc.	3.700%	2/10/45	23,234	27,757
Merck & Co. Inc.	4.000%	3/7/49	6,248	7,865
Merck & Co. Inc.	2.450%	6/24/50	10,925	10,876
Mercy Health	4.302%	7/1/28	1,750	1,996
Methodist Hospital	2.705%	12/1/50	4,600	4,609
Molson Coors Beverage Co.	3.500%	5/1/22	826	861
Molson Coors Beverage Co.	3.000%	7/15/26	20,476	21,843
Molson Coors Beverage Co.	5.000%	5/1/42	9,925	11,238
Molson Coors Beverage Co.	4.200%	7/15/46	14,175	14,927
7 Mondelez International Holdings Netherlands
BV	2.125%	9/19/22	3,800	3,919
Mondelez International Inc.	0.625%	7/1/22	8,575	8,599
Mondelez International Inc.	2.125%	4/13/23	3,000	3,113
Mondelez International Inc.	1.500%	5/4/25	4,500	4,621
Mondelez International Inc.	3.625%	2/13/26	5,225	5,927
Mondelez International Inc.	2.750%	4/13/30	11,420	12,424
Mondelez International Inc.	1.500%	2/4/31	4,500	4,381
Mondelez International Inc.	1.875%	10/15/32	4,600	4,589
Mondelez International Inc.	4.625%	5/7/48	2,100	2,777
Mondelez International Inc.	2.625%	9/4/50	7,500	7,219
4 Montefiore Obligated Group	5.246%	11/1/48	6,800	7,647
4 Mount Sinai Hospitals Group Inc.	3.981%	7/1/48	2,100	2,402

4 Mount Sinai Hospitals Group Inc.	3.737%	7/1/49	5,000	5,517
Mount Sinai Hospitals Group Inc.	3.391%	7/1/50	6,200	6,060
MultiCare Health System	2.803%	8/15/50	2,250	2,270
7 Mylan Inc.	3.125%	1/15/23	325	342
Mylan Inc.	4.200%	11/29/23	8,205	8,994
Mylan Inc.	4.550%	4/15/28	2,115	2,456
Mylan Inc.	5.400%	11/29/43	3,970	4,995
Mylan Inc.	5.200%	4/15/48	3,775	4,668
Mylan NV	3.950%	6/15/26	17,595	19,770
Mylan NV	5.250%	6/15/46	15,450	19,211
New York & Presbyterian Hospital	4.024%	8/1/45	4,390	5,480
New York & Presbyterian Hospital	4.063%	8/1/56	4,575	5,884
New York & Presbyterian Hospital	3.954%	8/1/19	5,685	6,374
New York & Presbyterian Hospital	2.256%	8/1/40	1,225	1,196
New York & Presbyterian Hospital	2.606%	8/1/60	1,925	1,860
Northwell Healthcare Inc.	3.979%	11/1/46	6,975	7,779
Northwell Healthcare Inc.	4.260%	11/1/47	8,325	9,636
Northwell Healthcare Inc.	3.809%	11/1/49	4,195	4,571
Novartis Capital Corp.	2.400%	5/17/22	24,250	25,047
Novartis Capital Corp.	2.400%	9/21/22	5,794	6,032
Novartis Capital Corp.	3.400%	5/6/24	15,653	17,263
Novartis Capital Corp.	1.750%	2/14/25	4,685	4,903
Novartis Capital Corp.	3.000%	11/20/25	15,077	16,781
Novartis Capital Corp.	2.000%	2/14/27	5,000	5,297
Novartis Capital Corp.	3.100%	5/17/27	10,875	12,187
Novartis Capital Corp.	2.200%	8/14/30	18,485	19,876
Novartis Capital Corp.	3.700%	9/21/42	5,175	6,269
Novartis Capital Corp.	4.400%	5/6/44	13,961	18,735
Novartis Capital Corp.	4.000%	11/20/45	11,650	14,862
Novartis Capital Corp.	2.750%	8/14/50	10,815	11,586
NY Society for Relief of Ruptured & Crippled
Maintaining Hosp Special Surgery	2.667%	10/1/50	3,210	3,044
4 NYU Hospitals Center	4.368%	7/1/47	4,775	5,758
NYU Langone Hospitals	5.750%	7/1/43	3,100	4,207
NYU Langone Hospitals	4.784%	7/1/44	3,425	4,351
NYU Langone Hospitals	3.380%	7/1/55	7,245	7,390
Ochsner Clinic Foundation	5.897%	5/15/45	275	363
4 OhioHealth Corp.	3.042%	11/15/50	3,025	3,313
Orlando Health Obligated Group	4.089%	10/1/48	2,200	2,455
Orlando Health Obligated Group	3.327%	10/1/50	2,750	2,752
Partners Healthcare System Inc.	3.765%	7/1/48	1,000	1,202
Partners Healthcare System Inc.	3.192%	7/1/49	3,275	3,529
Partners Healthcare System Inc.	4.117%	7/1/55	2,500	3,120
Partners Healthcare System Inc.	3.342%	7/1/60	10,400	11,470
PeaceHealth Obligated Group	4.787%	11/15/48	3,300	4,279
PepsiCo Inc.	3.000%	8/25/21	12,620	12,928
PepsiCo Inc.	1.700%	10/6/21	10,725	10,874
PepsiCo Inc.	2.750%	3/5/22	10,320	10,675
PepsiCo Inc.	2.250%	5/2/22	6,000	6,182
PepsiCo Inc.	3.100%	7/17/22	3,425	3,582
PepsiCo Inc.	2.750%	3/1/23	7,975	8,435
PepsiCo Inc.	0.750%	5/1/23	9,225	9,318
PepsiCo Inc.	3.600%	3/1/24	7,334	8,043
PepsiCo Inc.	2.250%	3/19/25	12,188	13,047
PepsiCo Inc.	2.750%	4/30/25	10,130	11,034
PepsiCo Inc.	3.500%	7/17/25	4,000	4,517
PepsiCo Inc.	2.850%	2/24/26	8,175	9,046

PepsiCo Inc.	2.375%	10/6/26	17,000	18,484
PepsiCo Inc.	2.625%	3/19/27	2,500	2,742
PepsiCo Inc.	3.000%	10/15/27	13,525	15,257
PepsiCo Inc.	2.625%	7/29/29	5,933	6,550
PepsiCo Inc.	2.750%	3/19/30	16,510	18,418
PepsiCo Inc.	1.625%	5/1/30	15,350	15,710
PepsiCo Inc.	5.500%	1/15/40	1,300	1,922
PepsiCo Inc.	3.500%	3/19/40	6,500	7,680
PepsiCo Inc.	4.000%	3/5/42	9,800	12,289
PepsiCo Inc.	3.600%	8/13/42	4,100	4,848
PepsiCo Inc.	4.250%	10/22/44	8,525	11,084
PepsiCo Inc.	4.600%	7/17/45	5,135	6,990
PepsiCo Inc.	4.450%	4/14/46	13,925	18,397
PepsiCo Inc.	3.450%	10/6/46	14,075	16,280
PepsiCo Inc.	3.375%	7/29/49	11,415	13,153
PepsiCo Inc.	2.875%	10/15/49	9,200	9,822
PepsiCo Inc.	3.625%	3/19/50	19,705	23,697
PepsiCo Inc.	3.875%	3/19/60	6,870	8,655
PerkinElmer Inc.	3.300%	9/15/29	7,350	8,155
Perrigo Finance Unlimited Co.	3.900%	12/15/24	7,600	8,237
Perrigo Finance Unlimited Co.	4.375%	3/15/26	6,980	7,800
Perrigo Finance Unlimited Co.	3.150%	6/15/30	3,750	3,885
Perrigo Finance Unlimited Co.	4.900%	12/15/44	3,011	3,218
Pfizer Inc.	2.200%	12/15/21	4,200	4,297
Pfizer Inc.	2.800%	3/11/22	5,085	5,265
Pfizer Inc.	3.000%	6/15/23	5,760	6,146
Pfizer Inc.	3.200%	9/15/23	6,225	6,721
Pfizer Inc.	2.950%	3/15/24	8,000	8,629
Pfizer Inc.	3.400%	5/15/24	650	714
Pfizer Inc.	0.800%	5/28/25	4,500	4,528
Pfizer Inc.	2.750%	6/3/26	12,725	14,079
Pfizer Inc.	3.000%	12/15/26	17,825	20,084
Pfizer Inc.	3.600%	9/15/28	8,025	9,453
Pfizer Inc.	3.450%	3/15/29	11,800	13,797
Pfizer Inc.	2.625%	4/1/30	14,105	15,650
Pfizer Inc.	1.700%	5/28/30	15,925	16,382
Pfizer Inc.	4.000%	12/15/36	10,550	12,851
Pfizer Inc.	4.100%	9/15/38	7,275	9,035
Pfizer Inc.	3.900%	3/15/39	6,505	7,923
Pfizer Inc.	7.200%	3/15/39	19,540	32,515
Pfizer Inc.	2.550%	5/28/40	8,500	8,792
Pfizer Inc.	5.600%	9/15/40	1,700	2,466
Pfizer Inc.	4.300%	6/15/43	5,010	6,402
Pfizer Inc.	4.400%	5/15/44	13,075	17,250
Pfizer Inc.	4.125%	12/15/46	11,900	15,137
Pfizer Inc.	4.200%	9/15/48	8,775	11,288
Pfizer Inc.	4.000%	3/15/49	4,537	5,723
Pfizer Inc.	2.700%	5/28/50	18,250	18,965
Pharmacia LLC	6.600%	12/1/28	5,248	7,288
Philip Morris International Inc.	2.900%	11/15/21	3,450	3,543
Philip Morris International Inc.	2.625%	2/18/22	5,000	5,145
Philip Morris International Inc.	2.375%	8/17/22	7,400	7,657
Philip Morris International Inc.	2.500%	8/22/22	3,000	3,116
Philip Morris International Inc.	2.500%	11/2/22	5,900	6,140
Philip Morris International Inc.	2.625%	3/6/23	2,970	3,119
Philip Morris International Inc.	1.125%	5/1/23	5,025	5,101
Philip Morris International Inc.	2.125%	5/10/23	4,230	4,385

Philip Morris International Inc.	3.600%	11/15/23	7,660	8,358
Philip Morris International Inc.	2.875%	5/1/24	9,625	10,306
Philip Morris International Inc.	3.250%	11/10/24	10,600	11,678
Philip Morris International Inc.	1.500%	5/1/25	5,412	5,579
Philip Morris International Inc.	3.375%	8/11/25	4,625	5,134
Philip Morris International Inc.	2.750%	2/25/26	10,500	11,522
Philip Morris International Inc.	3.125%	8/17/27	4,500	5,029
Philip Morris International Inc.	3.125%	3/2/28	4,230	4,671
Philip Morris International Inc.	3.375%	8/15/29	5,730	6,522
Philip Morris International Inc.	2.100%	5/1/30	8,250	8,478
Philip Morris International Inc.	6.375%	5/16/38	7,600	11,262
Philip Morris International Inc.	4.375%	11/15/41	10,418	12,773
Philip Morris International Inc.	4.500%	3/20/42	5,090	6,286
Philip Morris International Inc.	3.875%	8/21/42	7,802	8,798
Philip Morris International Inc.	4.125%	3/4/43	9,815	11,486
Philip Morris International Inc.	4.875%	11/15/43	7,750	9,925
Philip Morris International Inc.	4.250%	11/10/44	8,710	10,491
4 Procter & Gamble - Esop	9.360%	1/1/21	130	132
Procter & Gamble Co.	1.700%	11/3/21	7,105	7,222
Procter & Gamble Co.	2.300%	2/6/22	7,164	7,364
Procter & Gamble Co.	3.100%	8/15/23	8,250	8,896
Procter & Gamble Co.	2.450%	3/25/25	5,825	6,293
Procter & Gamble Co.	2.700%	2/2/26	4,500	5,022
Procter & Gamble Co.	2.450%	11/3/26	10,300	11,364
Procter & Gamble Co.	2.800%	3/25/27	11,395	12,731
Procter & Gamble Co.	2.850%	8/11/27	6,575	7,384
Procter & Gamble Co.	3.000%	3/25/30	18,200	21,086
Procter & Gamble Co.	5.500%	2/1/34	5,200	7,576
Procter & Gamble Co.	5.800%	8/15/34	897	1,337
Procter & Gamble Co.	5.550%	3/5/37	4,500	6,871
Procter & Gamble Co.	3.550%	3/25/40	11,230	13,648
Procter & Gamble Co.	3.500%	10/25/47	4,100	5,071
Procter & Gamble Co.	3.600%	3/25/50	11,115	14,010
Providence St. Joseph Health Obligated
Group	2.746%	10/1/26	1,250	1,356
Providence St. Joseph Health Obligated
Group	2.532%	10/1/29	6,900	7,343
4 Providence St. Joseph Health Obligated
Group	3.744%	10/1/47	3,125	3,559
4 Providence St. Joseph Health Obligated
Group	3.930%	10/1/48	3,500	4,203
Quest Diagnostics Inc.	4.250%	4/1/24	3,300	3,657
Quest Diagnostics Inc.	3.500%	3/30/25	1,250	1,383
Quest Diagnostics Inc.	3.450%	6/1/26	10,900	12,280
Quest Diagnostics Inc.	4.200%	6/30/29	2,740	3,250
Quest Diagnostics Inc.	2.950%	6/30/30	8,245	8,996
Quest Diagnostics Inc.	2.800%	6/30/31	4,550	4,898
Quest Diagnostics Inc.	5.750%	1/30/40	876	1,129
Quest Diagnostics Inc.	4.700%	3/30/45	2,050	2,583
Regeneron Pharmaceuticals Inc.	1.750%	9/15/30	11,750	11,453
Regeneron Pharmaceuticals Inc.	2.800%	9/15/50	8,755	8,178
Reynolds American Inc.	4.000%	6/12/22	5,100	5,377
Reynolds American Inc.	4.850%	9/15/23	2,345	2,617
Reynolds American Inc.	4.450%	6/12/25	24,550	27,612
Reynolds American Inc.	5.700%	8/15/35	6,920	8,687
Reynolds American Inc.	7.250%	6/15/37	4,800	6,366
Reynolds American Inc.	8.125%	5/1/40	2,239	3,084

Reynolds American Inc.	7.000%	8/4/41	2,040	2,596
Reynolds American Inc.	6.150%	9/15/43	5,075	6,353
Reynolds American Inc.	5.850%	8/15/45	19,440	23,657
7 Royalty Pharma plc	0.750%	9/2/23	8,925	8,886
7 Royalty Pharma plc	1.200%	9/2/25	8,925	8,896
7 Royalty Pharma plc	1.750%	9/2/27	12,500	12,459
7 Royalty Pharma plc	2.200%	9/2/30	10,000	9,933
7 Royalty Pharma plc	3.300%	9/2/40	12,500	12,247
7 Royalty Pharma plc	3.550%	9/2/50	5,950	5,686
RUSH Obligated Group	3.922%	11/15/29	2,875	3,340
RWJ Barnabas Health Inc.	3.949%	7/1/46	3,500	4,006
RWJ Barnabas Health Inc.	3.477%	7/1/49	1,400	1,510
Sanofi	3.375%	6/19/23	15,000	16,146
Sanofi	3.625%	6/19/28	10,775	12,577
Sharp HealthCare	2.680%	8/1/50	3,000	3,008
Shire Acquisitions Investments Ireland DAC	2.400%	9/23/21	10,081	10,257
Shire Acquisitions Investments Ireland DAC	2.875%	9/23/23	24,882	26,374
Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	27,070	30,028
Spectrum Health System Obligated Group	3.487%	7/15/49	2,855	3,248
SSM Health Care Corp.	3.688%	6/1/23	7,600	8,175
SSM Health Care Corp.	3.823%	6/1/27	3,600	3,951
Stanford Health Care	3.795%	11/15/48	5,075	6,196
Stryker Corp.	3.375%	5/15/24	5,425	5,891
Stryker Corp.	1.150%	6/15/25	3,400	3,442
Stryker Corp.	3.375%	11/1/25	6,265	6,998
Stryker Corp.	3.500%	3/15/26	8,747	9,861
Stryker Corp.	3.650%	3/7/28	5,300	6,133
Stryker Corp.	1.950%	6/15/30	8,350	8,494
Stryker Corp.	4.100%	4/1/43	3,725	4,404
Stryker Corp.	4.375%	5/15/44	2,575	3,177
Stryker Corp.	4.625%	3/15/46	6,120	7,958
Stryker Corp.	2.900%	6/15/50	6,500	6,654
Sutter Health	3.695%	8/15/28	3,025	3,393
Sutter Health	4.091%	8/15/48	4,400	5,194
Sysco Corp.	2.600%	6/12/22	1,800	1,859
Sysco Corp.	3.550%	3/15/25	2,000	2,178
Sysco Corp.	3.750%	10/1/25	4,775	5,246
Sysco Corp.	3.300%	7/15/26	8,250	8,991
Sysco Corp.	3.250%	7/15/27	14,864	15,981
Sysco Corp.	2.400%	2/15/30	1,815	1,817
Sysco Corp.	5.950%	4/1/30	10,650	13,441
Sysco Corp.	6.600%	4/1/40	6,415	8,709
Sysco Corp.	4.850%	10/1/45	3,680	4,168
Sysco Corp.	4.500%	4/1/46	5,275	5,787
Sysco Corp.	4.450%	3/15/48	6,425	6,933
Sysco Corp.	3.300%	2/15/50	5,300	4,977
Sysco Corp.	6.600%	4/1/50	10,297	14,414
Takeda Pharmaceutical Co. Ltd.	4.000%	11/26/21	9,625	9,983
Takeda Pharmaceutical Co. Ltd.	4.400%	11/26/23	10,050	11,164
Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	15,050	18,665
Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	18,360	18,588
Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	9,000	9,336
Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	17,925	18,308
Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/60	13,829	14,419
Texas Health Resources	2.328%	11/15/50	2,625	2,443
4 Texas Health Resources	4.330%	11/15/55	900	1,215
Thermo Fisher Scientific Inc.	3.000%	4/15/23	10,000	10,573

Thermo Fisher Scientific Inc.	4.150%	2/1/24	1,600	1,767
Thermo Fisher Scientific Inc.	4.133%	3/25/25	10,573	12,045
Thermo Fisher Scientific Inc.	3.650%	12/15/25	6,075	6,896
Thermo Fisher Scientific Inc.	2.950%	9/19/26	9,995	11,113
Thermo Fisher Scientific Inc.	3.200%	8/15/27	7,600	8,535
Thermo Fisher Scientific Inc.	2.600%	10/1/29	7,000	7,623
Thermo Fisher Scientific Inc.	4.497%	3/25/30	3,420	4,216
Thermo Fisher Scientific Inc.	5.300%	2/1/44	4,390	6,184
Thermo Fisher Scientific Inc.	4.100%	8/15/47	4,525	5,750
Toledo Hospital	5.325%	11/15/28	2,935	3,304
Toledo Hospital	5.750%	11/15/38	3,350	3,908
Toledo Hospital	6.015%	11/15/48	3,450	3,957
Trinity Health Corp.	4.125%	12/1/45	5,070	6,098
Tyson Foods Inc.	2.250%	8/23/21	4,850	4,925
Tyson Foods Inc.	4.500%	6/15/22	13,525	14,350
Tyson Foods Inc.	3.900%	9/28/23	3,300	3,609
Tyson Foods Inc.	3.950%	8/15/24	16,065	17,842
Tyson Foods Inc.	4.000%	3/1/26	26,044	29,773
Tyson Foods Inc.	3.550%	6/2/27	11,175	12,620
Tyson Foods Inc.	4.350%	3/1/29	17,500	21,206
Tyson Foods Inc.	4.875%	8/15/34	4,325	5,645
Tyson Foods Inc.	4.550%	6/2/47	8,625	10,805
Tyson Foods Inc.	5.100%	9/28/48	14,375	19,766
Unilever Capital Corp.	1.375%	7/28/21	8,395	8,475
Unilever Capital Corp.	3.000%	3/7/22	5,075	5,264
Unilever Capital Corp.	3.125%	3/22/23	200	213
Unilever Capital Corp.	0.375%	9/14/23	1,000	1,002
Unilever Capital Corp.	3.250%	3/7/24	13,175	14,332
Unilever Capital Corp.	2.600%	5/5/24	19,965	21,372
Unilever Capital Corp.	3.375%	3/22/25	1,706	1,896
Unilever Capital Corp.	3.100%	7/30/25	3,875	4,318
Unilever Capital Corp.	2.000%	7/28/26	6,200	6,609
Unilever Capital Corp.	2.900%	5/5/27	6,400	7,138
Unilever Capital Corp.	2.125%	9/6/29	16,166	17,103
Unilever Capital Corp.	1.375%	9/14/30	2,500	2,517
Unilever Capital Corp.	5.900%	11/15/32	8,600	12,661
7 Universal Health Services Inc.	2.650%	10/15/30	2,500	2,487
7 Upjohn Inc.	1.125%	6/22/22	8,600	8,665
7 Upjohn Inc.	1.650%	6/22/25	6,500	6,644
7 Upjohn Inc.	2.300%	6/22/27	7,000	7,226
7 Upjohn Inc.	2.700%	6/22/30	15,500	16,033
7 Upjohn Inc.	3.850%	6/22/40	16,250	17,561
7 Upjohn Inc.	4.000%	6/22/50	20,583	21,800
UPMC	3.600%	4/3/25	5,000	5,546
Whirlpool Corp.	4.700%	6/1/22	6,700	7,151
Whirlpool Corp.	4.000%	3/1/24	2,675	2,940
Whirlpool Corp.	3.700%	5/1/25	800	897
Whirlpool Corp.	4.750%	2/26/29	6,200	7,528
Whirlpool Corp.	4.500%	6/1/46	4,675	5,537
Whirlpool Corp.	4.600%	5/15/50	2,500	3,107
4 Willis-Knighton Medical Center	4.813%	9/1/48	2,000	2,513
Wyeth LLC	7.250%	3/1/23	2,000	2,321
Wyeth LLC	6.450%	2/1/24	10,991	13,084
Wyeth LLC	6.500%	2/1/34	5,225	8,112
Wyeth LLC	6.000%	2/15/36	1,680	2,430
Wyeth LLC	5.950%	4/1/37	17,010	25,280
Yale-New Haven Health Services Corp.	2.496%	7/1/50	3,775	3,680

Zeneca Wilmington Inc.	7.000%	11/15/23	5,100	6,040
Zimmer Biomet Holdings Inc.	3.375%	11/30/21	1,550	1,591
Zimmer Biomet Holdings Inc.	3.150%	4/1/22	8,400	8,685
Zimmer Biomet Holdings Inc.	3.700%	3/19/23	2,425	2,599
Zimmer Biomet Holdings Inc.	3.550%	4/1/25	16,070	17,760
Zimmer Biomet Holdings Inc.	5.750%	11/30/39	2,250	2,957
Zimmer Biomet Holdings Inc.	4.450%	8/15/45	6,710	7,445
Zoetis Inc.	3.250%	2/1/23	16,023	16,905
Zoetis Inc.	4.500%	11/13/25	2,915	3,407
Zoetis Inc.	3.000%	9/12/27	8,040	8,997
Zoetis Inc.	3.900%	8/20/28	4,950	5,874
Zoetis Inc.	2.000%	5/15/30	4,870	5,028
Zoetis Inc.	4.700%	2/1/43	10,790	14,159
Zoetis Inc.	3.950%	9/12/47	4,375	5,374
Zoetis Inc.	4.450%	8/20/48	3,700	4,813
Zoetis Inc.	3.000%	5/15/50	2,400	2,561

Energy (2.3%)
Baker Hughes a GE Co. LLC / Baker Hughes
Co-Obligor Inc.	2.773%	12/15/22	16,280	17,018
Baker Hughes a GE Co. LLC / Baker Hughes
Co-Obligor Inc.	3.337%	12/15/27	10,175	10,790
Baker Hughes a GE Co. LLC / Baker Hughes
Co-Obligor Inc.	3.138%	11/7/29	5,100	5,301
Baker Hughes a GE Co. LLC / Baker Hughes
Co-Obligor Inc.	4.486%	5/1/30	9,498	10,848
Baker Hughes a GE Co. LLC / Baker Hughes
Co-Obligor Inc.	4.080%	12/15/47	15,200	15,195
Baker Hughes Holdings LLC	5.125%	9/15/40	6,540	7,714
Boardwalk Pipelines LP	3.375%	2/1/23	2,240	2,290
Boardwalk Pipelines LP	4.950%	12/15/24	575	628
Boardwalk Pipelines LP	5.950%	6/1/26	14,910	17,220
Boardwalk Pipelines LP	4.450%	7/15/27	2,695	2,895
BP Capital Markets America Inc.	3.245%	5/6/22	11,075	11,561
BP Capital Markets America Inc.	2.520%	9/19/22	5,500	5,698
BP Capital Markets America Inc.	2.937%	4/6/23	5,000	5,284
BP Capital Markets America Inc.	2.750%	5/10/23	20,495	21,601
BP Capital Markets America Inc.	3.216%	11/28/23	5,800	6,233
BP Capital Markets America Inc.	3.790%	2/6/24	3,460	3,784
BP Capital Markets America Inc.	3.224%	4/14/24	6,697	7,220
BP Capital Markets America Inc.	3.194%	4/6/25	9,500	10,439
BP Capital Markets America Inc.	3.410%	2/11/26	13,500	15,043
BP Capital Markets America Inc.	3.119%	5/4/26	25,301	27,891
BP Capital Markets America Inc.	3.017%	1/16/27	7,247	7,934
BP Capital Markets America Inc.	3.543%	4/6/27	8,471	9,491
BP Capital Markets America Inc.	3.937%	9/21/28	7,750	8,990
BP Capital Markets America Inc.	4.234%	11/6/28	13,225	15,634
BP Capital Markets America Inc.	3.633%	4/6/30	22,910	26,250
BP Capital Markets America Inc.	1.749%	8/10/30	4,000	3,984
BP Capital Markets America Inc.	3.000%	2/24/50	12,000	11,473
BP Capital Markets America Inc.	2.772%	11/10/50	13,500	12,334
BP Capital Markets plc	3.561%	11/1/21	17,674	18,265
BP Capital Markets plc	3.062%	3/17/22	550	571
BP Capital Markets plc	2.500%	11/6/22	7,375	7,666
BP Capital Markets plc	3.994%	9/26/23	2,700	2,963
BP Capital Markets plc	3.814%	2/10/24	2,825	3,100
BP Capital Markets plc	3.535%	11/4/24	10,326	11,399

BP Capital Markets plc	3.506%	3/17/25	6,314	7,023
BP Capital Markets plc	3.279%	9/19/27	22,573	25,043
BP Capital Markets plc	3.723%	11/28/28	12,825	14,668
Burlington Resources Finance Co.	7.200%	8/15/31	7,062	10,239
Burlington Resources Finance Co.	7.400%	12/1/31	3,875	5,664
Canadian Natural Resources Ltd.	3.450%	11/15/21	915	934
Canadian Natural Resources Ltd.	2.950%	1/15/23	8,000	8,310
Canadian Natural Resources Ltd.	3.800%	4/15/24	15,765	16,908
Canadian Natural Resources Ltd.	2.050%	7/15/25	7,748	7,869
Canadian Natural Resources Ltd.	3.850%	6/1/27	12,075	13,026
Canadian Natural Resources Ltd.	2.950%	7/15/30	5,000	5,010
Canadian Natural Resources Ltd.	7.200%	1/15/32	1,875	2,402
Canadian Natural Resources Ltd.	6.450%	6/30/33	2,945	3,619
Canadian Natural Resources Ltd.	5.850%	2/1/35	2,212	2,690
Canadian Natural Resources Ltd.	6.500%	2/15/37	5,965	7,247
Canadian Natural Resources Ltd.	6.250%	3/15/38	6,343	7,548
Canadian Natural Resources Ltd.	6.750%	2/1/39	3,035	3,813
Canadian Natural Resources Ltd.	4.950%	6/1/47	5,000	5,556
Cheniere Corpus Christi Holdings LLC	7.000%	6/30/24	7,000	8,050
Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	13,875	15,800
Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	20,654	22,926
7 Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	12,250	12,694
Chevron Corp.	2.411%	3/3/22	3,925	4,023
Chevron Corp.	2.498%	3/3/22	4,350	4,475
Chevron Corp.	2.355%	12/5/22	20,964	21,722
Chevron Corp.	1.141%	5/11/23	10,200	10,389
Chevron Corp.	3.191%	6/24/23	28,428	30,403
Chevron Corp.	2.895%	3/3/24	14,000	15,029
Chevron Corp.	1.554%	5/11/25	20,600	21,293
Chevron Corp.	3.326%	11/17/25	3,900	4,375
Chevron Corp.	2.954%	5/16/26	9,700	10,768
Chevron Corp.	1.995%	5/11/27	5,500	5,805
Chevron Corp.	2.236%	5/11/30	17,000	18,013
Chevron Corp.	2.978%	5/11/40	6,500	6,975
Chevron Corp.	3.078%	5/11/50	8,945	9,530
Chevron USA Inc.	0.333%	8/12/22	3,000	3,003
Chevron USA Inc.	0.687%	8/12/25	6,000	5,974
Chevron USA Inc.	1.018%	8/12/27	3,000	2,986
Chevron USA Inc.	2.343%	8/12/50	7,000	6,531
Cimarex Energy Co.	4.375%	6/1/24	5,900	6,313
Cimarex Energy Co.	3.900%	5/15/27	5,905	5,935
Cimarex Energy Co.	4.375%	3/15/29	3,280	3,370
Columbia Pipeline Group Inc.	4.500%	6/1/25	10,298	11,866
Columbia Pipeline Group Inc.	5.800%	6/1/45	4,385	5,703
Concho Resources Inc.	3.750%	10/1/27	15,871	17,101
Concho Resources Inc.	4.300%	8/15/28	15,056	16,637
Concho Resources Inc.	2.400%	2/15/31	2,500	2,384
Concho Resources Inc.	4.875%	10/1/47	7,425	8,196
Concho Resources Inc.	4.850%	8/15/48	5,329	5,909
Conoco Funding Co.	7.250%	10/15/31	1,740	2,617
ConocoPhillips	5.900%	10/15/32	2,225	3,037
ConocoPhillips	5.900%	5/15/38	8,161	11,140
ConocoPhillips	6.500%	2/1/39	23,463	34,275
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	6,071	8,317
ConocoPhillips Co.	3.350%	11/15/24	2,625	2,869
ConocoPhillips Co.	4.950%	3/15/26	15,835	18,903
ConocoPhillips Co.	4.300%	11/15/44	8,848	10,553

ConocoPhillips Holding Co.	6.950%	4/15/29	6,300	8,735
Devon Energy Corp.	5.850%	12/15/25	2,425	2,716
Devon Energy Corp.	7.950%	4/15/32	2,314	2,988
Devon Energy Corp.	5.600%	7/15/41	9,995	10,082
Devon Energy Corp.	4.750%	5/15/42	11,400	10,545
Devon Energy Corp.	5.000%	6/15/45	5,250	5,001
Devon Financing Co. LLC	7.875%	9/30/31	7,950	10,246
Diamondback Energy Inc.	2.875%	12/1/24	9,150	9,264
Diamondback Energy Inc.	5.375%	5/31/25	7,000	7,262
Diamondback Energy Inc.	3.250%	12/1/26	13,000	13,017
Diamondback Energy Inc.	3.500%	12/1/29	19,250	18,480
Dominion Energy Gas Holdings LLC	3.550%	11/1/23	10,529	11,337
Dominion Energy Gas Holdings LLC	2.500%	11/15/24	4,500	4,784
Dominion Energy Gas Holdings LLC	3.600%	12/15/24	1,700	1,874
Dominion Energy Gas Holdings LLC	3.000%	11/15/29	5,000	5,502
Dominion Energy Gas Holdings LLC	4.800%	11/1/43	4,000	5,006
Dominion Energy Gas Holdings LLC	4.600%	12/15/44	2,978	3,710
Enable Midstream Partners LP	3.900%	5/15/24	7,100	6,958
Enable Midstream Partners LP	4.400%	3/15/27	8,500	8,160
Enable Midstream Partners LP	4.950%	5/15/28	10,200	9,997
Enable Midstream Partners LP	5.000%	5/15/44	2,775	2,345
Enbridge Energy Partners LP	4.200%	9/15/21	7,185	7,370
Enbridge Energy Partners LP	5.875%	10/15/25	8,825	10,525
Enbridge Energy Partners LP	7.500%	4/15/38	4,725	6,471
Enbridge Energy Partners LP	5.500%	9/15/40	3,573	4,249
Enbridge Energy Partners LP	7.375%	10/15/45	2,780	4,012
Enbridge Inc.	2.900%	7/15/22	8,200	8,508
Enbridge Inc.	3.500%	6/10/24	6,425	6,920
Enbridge Inc.	2.500%	1/15/25	4,500	4,694
Enbridge Inc.	4.250%	12/1/26	7,400	8,485
Enbridge Inc.	3.700%	7/15/27	6,675	7,376
Enbridge Inc.	3.125%	11/15/29	14,295	15,151
Enbridge Inc.	4.500%	6/10/44	5,995	6,737
Enbridge Inc.	4.000%	11/15/49	5,750	6,092
Energy Transfer Operating LP	3.600%	2/1/23	6,888	7,060
Energy Transfer Operating LP	4.250%	3/15/23	18,860	19,614
Energy Transfer Operating LP	4.200%	9/15/23	5,600	5,901
Energy Transfer Operating LP	4.900%	2/1/24	1,620	1,727
Energy Transfer Operating LP	4.050%	3/15/25	15,986	16,745
Energy Transfer Operating LP	2.900%	5/15/25	9,350	9,385
Energy Transfer Operating LP	4.750%	1/15/26	16,005	17,065
Energy Transfer Operating LP	4.200%	4/15/27	5,300	5,452
Energy Transfer Operating LP	5.500%	6/1/27	8,800	9,669
Energy Transfer Operating LP	5.250%	4/15/29	13,100	14,066
Energy Transfer Operating LP	3.750%	5/15/30	19,480	18,871
Energy Transfer Operating LP	4.900%	3/15/35	3,350	3,170
Energy Transfer Operating LP	6.250%	4/15/49	15,300	15,778
Energy Transfer Operating LP	5.000%	5/15/50	17,700	16,284
Energy Transfer Partners LP	4.950%	6/15/28	10,260	10,863
Energy Transfer Partners LP	6.625%	10/15/36	1,950	2,030
Energy Transfer Partners LP	5.800%	6/15/38	5,790	5,703
Energy Transfer Partners LP	7.500%	7/1/38	4,932	5,610
Energy Transfer Partners LP	6.050%	6/1/41	5,690	5,697
Energy Transfer Partners LP	6.500%	2/1/42	11,326	11,836
Energy Transfer Partners LP	5.150%	2/1/43	5,900	5,362
Energy Transfer Partners LP	5.950%	10/1/43	300	295
Energy Transfer Partners LP	5.150%	3/15/45	1,780	1,609

Energy Transfer Partners LP	6.125%	12/15/45	13,950	13,985
Energy Transfer Partners LP	5.300%	4/15/47	9,890	9,185
Energy Transfer Partners LP	6.000%	6/15/48	10,500	10,513
Eni USA Inc.	7.300%	11/15/27	1,095	1,417
Enterprise Products Operating LLC	3.500%	2/1/22	6,075	6,303
Enterprise Products Operating LLC	4.050%	2/15/22	625	653
Enterprise Products Operating LLC	3.350%	3/15/23	10,929	11,552
Enterprise Products Operating LLC	3.900%	2/15/24	7,720	8,402
Enterprise Products Operating LLC	3.750%	2/15/25	7,925	8,809
Enterprise Products Operating LLC	3.700%	2/15/26	8,518	9,563
Enterprise Products Operating LLC	3.950%	2/15/27	1,400	1,589
Enterprise Products Operating LLC	4.150%	10/16/28	5,000	5,839
Enterprise Products Operating LLC	3.125%	7/31/29	18,500	20,068
Enterprise Products Operating LLC	2.800%	1/31/30	21,700	22,963
Enterprise Products Operating LLC	6.875%	3/1/33	8,843	11,770
Enterprise Products Operating LLC	6.650%	10/15/34	235	312
Enterprise Products Operating LLC	7.550%	4/15/38	3,330	4,641
Enterprise Products Operating LLC	6.125%	10/15/39	5,845	7,457
Enterprise Products Operating LLC	5.950%	2/1/41	7,465	9,320
Enterprise Products Operating LLC	5.700%	2/15/42	3,065	3,781
Enterprise Products Operating LLC	4.850%	8/15/42	12,293	13,986
Enterprise Products Operating LLC	4.450%	2/15/43	15,212	16,455
Enterprise Products Operating LLC	4.850%	3/15/44	22,326	25,254
Enterprise Products Operating LLC	5.100%	2/15/45	7,270	8,413
Enterprise Products Operating LLC	4.900%	5/15/46	10,385	11,704
Enterprise Products Operating LLC	4.250%	2/15/48	18,242	19,166
Enterprise Products Operating LLC	4.800%	2/1/49	10,798	12,298
Enterprise Products Operating LLC	4.200%	1/31/50	12,000	12,630
Enterprise Products Operating LLC	3.200%	2/15/52	4,300	3,893
Enterprise Products Operating LLC	4.950%	10/15/54	2,265	2,606
Enterprise Products Operating LLC	3.950%	1/31/60	12,900	12,679
4 Enterprise Products Operating LLC	5.250%	8/16/77	2,100	1,995
4 Enterprise Products Operating LLC	5.375%	2/15/78	7,315	6,474
EOG Resources Inc.	2.625%	3/15/23	15,165	15,808
EOG Resources Inc.	3.150%	4/1/25	700	764
EOG Resources Inc.	4.150%	1/15/26	6,750	7,716
EOG Resources Inc.	4.375%	4/15/30	11,595	13,649
EOG Resources Inc.	4.950%	4/15/50	15,000	18,248
Exxon Mobil Corp.	2.397%	3/6/22	31,750	32,580
Exxon Mobil Corp.	2.726%	3/1/23	43,075	45,297
Exxon Mobil Corp.	1.571%	4/15/23	12,880	13,238
Exxon Mobil Corp.	2.019%	8/16/24	9,300	9,775
Exxon Mobil Corp.	2.992%	3/19/25	34,100	37,330
Exxon Mobil Corp.	3.043%	3/1/26	9,373	10,339
Exxon Mobil Corp.	2.275%	8/16/26	4,000	4,277
Exxon Mobil Corp.	2.440%	8/16/29	9,500	10,189
Exxon Mobil Corp.	3.482%	3/19/30	15,000	17,165
Exxon Mobil Corp.	2.610%	10/15/30	35,455	38,129
Exxon Mobil Corp.	2.995%	8/16/39	8,504	8,929
Exxon Mobil Corp.	4.227%	3/19/40	23,850	29,138
Exxon Mobil Corp.	3.567%	3/6/45	13,153	14,231
Exxon Mobil Corp.	4.114%	3/1/46	10,000	11,774
Exxon Mobil Corp.	3.095%	8/16/49	14,629	14,810
Exxon Mobil Corp.	4.327%	3/19/50	38,890	48,460
Exxon Mobil Corp.	3.452%	4/15/51	22,130	24,291
Halliburton Co.	3.250%	11/15/21	5,005	5,099
Halliburton Co.	3.500%	8/1/23	284	300

Halliburton Co.	3.800%	11/15/25	1,510	1,636
Halliburton Co.	2.920%	3/1/30	13,200	12,985
Halliburton Co.	4.850%	11/15/35	14,325	15,184
Halliburton Co.	6.700%	9/15/38	12,580	15,253
Halliburton Co.	4.500%	11/15/41	2,000	1,948
Halliburton Co.	4.750%	8/1/43	8,875	8,764
Halliburton Co.	5.000%	11/15/45	17,217	17,690
Helmerich & Payne Inc.	4.650%	3/15/25	3,975	4,365
Hess Corp.	3.500%	7/15/24	2,750	2,826
Hess Corp.	4.300%	4/1/27	8,460	8,820
Hess Corp.	7.875%	10/1/29	2,075	2,552
Hess Corp.	7.300%	8/15/31	1,000	1,206
Hess Corp.	7.125%	3/15/33	2,430	2,925
Hess Corp.	6.000%	1/15/40	16,300	17,828
Hess Corp.	5.600%	2/15/41	9,422	10,211
HollyFrontier Corp.	5.875%	4/1/26	8,008	8,759
HollyFrontier Corp.	4.500%	10/1/30	3,300	3,197
Husky Energy Inc.	3.950%	4/15/22	21,900	22,580
Husky Energy Inc.	4.000%	4/15/24	5,905	6,244
Husky Energy Inc.	4.400%	4/15/29	6,500	6,784
Husky Energy Inc.	6.800%	9/15/37	4,135	5,135
Kinder Morgan Energy Partners LP	5.000%	10/1/21	11,840	12,220
Kinder Morgan Energy Partners LP	4.150%	3/1/22	4,411	4,610
Kinder Morgan Energy Partners LP	3.950%	9/1/22	15,185	15,981
Kinder Morgan Energy Partners LP	3.450%	2/15/23	8,645	9,070
Kinder Morgan Energy Partners LP	3.500%	9/1/23	12,000	12,765
Kinder Morgan Energy Partners LP	4.150%	2/1/24	2,695	2,947
Kinder Morgan Energy Partners LP	4.300%	5/1/24	5,990	6,586
Kinder Morgan Energy Partners LP	4.250%	9/1/24	11,783	13,048
Kinder Morgan Energy Partners LP	7.400%	3/15/31	1,930	2,603
Kinder Morgan Energy Partners LP	7.300%	8/15/33	2,810	3,814
Kinder Morgan Energy Partners LP	5.800%	3/15/35	5,000	6,095
Kinder Morgan Energy Partners LP	6.500%	2/1/37	6,250	7,739
Kinder Morgan Energy Partners LP	6.950%	1/15/38	8,771	11,408
Kinder Morgan Energy Partners LP	6.500%	9/1/39	9,675	12,102
Kinder Morgan Energy Partners LP	6.550%	9/15/40	4,900	6,158
Kinder Morgan Energy Partners LP	7.500%	11/15/40	1,750	2,382
Kinder Morgan Energy Partners LP	6.375%	3/1/41	4,600	5,692
Kinder Morgan Energy Partners LP	5.625%	9/1/41	9,504	10,994
Kinder Morgan Energy Partners LP	5.000%	8/15/42	4,380	4,941
Kinder Morgan Energy Partners LP	4.700%	11/1/42	6,600	7,010
Kinder Morgan Energy Partners LP	5.000%	3/1/43	3,617	4,029
Kinder Morgan Energy Partners LP	5.500%	3/1/44	9,400	10,988
Kinder Morgan Energy Partners LP	5.400%	9/1/44	549	633
Kinder Morgan Inc.	2.000%	2/15/31	9,800	9,404
Kinder Morgan Inc.	3.250%	8/1/50	9,200	8,240
Kinder Morgan Inc.	3.150%	1/15/23	1,620	1,699
Kinder Morgan Inc.	4.300%	6/1/25	5,295	5,958
Kinder Morgan Inc.	4.300%	3/1/28	5,000	5,702
Kinder Morgan Inc.	7.800%	8/1/31	2,730	3,818
Kinder Morgan Inc.	7.750%	1/15/32	7,956	10,966
Kinder Morgan Inc.	5.300%	12/1/34	7,100	8,434
Kinder Morgan Inc.	5.550%	6/1/45	21,525	25,618
Kinder Morgan Inc.	5.050%	2/15/46	5,935	6,689
Kinder Morgan Inc.	5.200%	3/1/48	2,100	2,446
Magellan Midstream Partners LP	5.000%	3/1/26	9,075	10,506
Magellan Midstream Partners LP	3.250%	6/1/30	9,155	9,793

Magellan Midstream Partners LP	5.150%	10/15/43	3,775	4,341
Magellan Midstream Partners LP	4.250%	9/15/46	3,025	3,138
Magellan Midstream Partners LP	4.200%	10/3/47	10,710	11,067
Magellan Midstream Partners LP	3.950%	3/1/50	2,450	2,498
Marathon Oil Corp.	2.800%	11/1/22	8,000	8,170
Marathon Oil Corp.	3.850%	6/1/25	8,000	8,210
Marathon Oil Corp.	4.400%	7/15/27	10,100	9,999
Marathon Oil Corp.	6.800%	3/15/32	6,355	6,720
Marathon Oil Corp.	6.600%	10/1/37	5,242	5,380
Marathon Oil Corp.	5.200%	6/1/45	998	933
Marathon Petroleum Corp.	5.375%	10/1/22	2,000	2,000
Marathon Petroleum Corp.	4.500%	5/1/23	9,500	10,248
Marathon Petroleum Corp.	4.750%	12/15/23	5,605	6,130
Marathon Petroleum Corp.	5.125%	4/1/24	4,057	4,128
Marathon Petroleum Corp.	3.625%	9/15/24	5,400	5,765
Marathon Petroleum Corp.	4.700%	5/1/25	10,000	11,287
Marathon Petroleum Corp.	5.125%	12/15/26	8,000	9,310
Marathon Petroleum Corp.	3.800%	4/1/28	3,725	4,037
Marathon Petroleum Corp.	6.500%	3/1/41	10,969	13,327
Marathon Petroleum Corp.	4.750%	9/15/44	7,651	7,947
Marathon Petroleum Corp.	4.500%	4/1/48	4,975	5,031
Marathon Petroleum Corp.	5.000%	9/15/54	3,425	3,516
MPLX LP	3.500%	12/1/22	1,925	2,014
MPLX LP	3.375%	3/15/23	4,000	4,215
MPLX LP	4.500%	7/15/23	18,455	19,954
MPLX LP	4.875%	12/1/24	23,158	25,850
MPLX LP	5.250%	1/15/25	5,936	6,144
MPLX LP	4.000%	2/15/25	3,000	3,274
MPLX LP	4.875%	6/1/25	11,424	12,923
MPLX LP	1.750%	3/1/26	8,000	7,990
MPLX LP	4.125%	3/1/27	8,525	9,303
MPLX LP	4.250%	12/1/27	10,960	12,248
MPLX LP	4.000%	3/15/28	13,650	14,810
MPLX LP	4.800%	2/15/29	3,500	3,981
MPLX LP	2.650%	8/15/30	17,700	17,346
MPLX LP	4.500%	4/15/38	10,300	10,506
MPLX LP	5.200%	3/1/47	14,700	15,802
MPLX LP	5.200%	12/1/47	10,225	10,966
MPLX LP	4.700%	4/15/48	7,300	7,400
MPLX LP	5.500%	2/15/49	5,890	6,597
MPLX LP	4.900%	4/15/58	4,500	4,556
National Fuel Gas Co.	5.200%	7/15/25	1,921	2,117
National Fuel Gas Co.	5.500%	1/15/26	1,000	1,090
National Fuel Gas Co.	3.950%	9/15/27	1,900	1,941
National Fuel Gas Co.	4.750%	9/1/28	11,000	11,437
National Oilwell Varco Inc.	3.600%	12/1/29	5,000	4,850
National Oilwell Varco Inc.	3.950%	12/1/42	2,700	2,373
Newfield Exploration Co.	5.375%	1/1/26	1,263	1,184
Noble Energy Inc.	3.900%	11/15/24	1,549	1,690
Noble Energy Inc.	3.850%	1/15/28	4,789	5,388
Noble Energy Inc.	3.250%	10/15/29	5,000	5,544
Noble Energy Inc.	6.000%	3/1/41	7,425	10,311
Noble Energy Inc.	5.250%	11/15/43	10,200	13,400
Noble Energy Inc.	5.050%	11/15/44	13,545	17,321
Noble Energy Inc.	4.950%	8/15/47	4,800	6,276
ONEOK Inc.	4.250%	2/1/22	5,000	5,162
ONEOK Inc.	7.500%	9/1/23	4,293	4,910

ONEOK Inc.	2.750%	9/1/24	2,000	2,048
ONEOK Inc.	4.000%	7/13/27	4,200	4,330
ONEOK Inc.	4.550%	7/15/28	12,150	12,824
ONEOK Inc.	4.350%	3/15/29	9,600	9,982
ONEOK Inc.	3.400%	9/1/29	13,025	12,774
ONEOK Inc.	6.350%	1/15/31	7,000	8,134
ONEOK Inc.	6.000%	6/15/35	550	605
ONEOK Inc.	4.950%	7/13/47	8,464	8,038
ONEOK Inc.	5.200%	7/15/48	8,100	7,783
ONEOK Inc.	4.450%	9/1/49	8,210	7,248
ONEOK Inc.	4.500%	3/15/50	10,800	9,572
ONEOK Inc.	7.150%	1/15/51	100	118
ONEOK Partners LP	3.375%	10/1/22	17,409	18,062
ONEOK Partners LP	4.900%	3/15/25	5,039	5,517
ONEOK Partners LP	6.650%	10/1/36	8,653	9,703
ONEOK Partners LP	6.850%	10/15/37	6,725	7,587
ONEOK Partners LP	6.125%	2/1/41	750	791
ONEOK Partners LP	6.200%	9/15/43	3,200	3,372
Petro-Canada	5.350%	7/15/33	2,625	3,056
Petro-Canada	5.950%	5/15/35	5,995	7,374
Petro-Canada	6.800%	5/15/38	8,815	11,455
Phillips 66	4.300%	4/1/22	14,230	15,008
Phillips 66	3.700%	4/6/23	3,000	3,210
Phillips 66	3.850%	4/9/25	7,500	8,309
Phillips 66	3.900%	3/15/28	7,250	8,149
Phillips 66	2.150%	12/15/30	17,000	16,458
Phillips 66	4.650%	11/15/34	9,650	11,512
Phillips 66	5.875%	5/1/42	12,007	15,736
Phillips 66	4.875%	11/15/44	11,300	13,409
Phillips 66 Partners LP	2.450%	12/15/24	1,964	2,015
Phillips 66 Partners LP	3.605%	2/15/25	4,900	5,179
Phillips 66 Partners LP	3.550%	10/1/26	6,075	6,406
Phillips 66 Partners LP	3.750%	3/1/28	2,000	2,084
Phillips 66 Partners LP	3.150%	12/15/29	5,275	5,243
Phillips 66 Partners LP	4.680%	2/15/45	4,685	4,695
Phillips 66 Partners LP	4.900%	10/1/46	4,480	4,626
Pioneer Natural Resources Co.	4.450%	1/15/26	10,085	11,673
Pioneer Natural Resources Co.	1.900%	8/15/30	5,000	4,695
Plains All American Pipeline LP	3.800%	9/15/30	6,300	6,095
Plains All American Pipeline LP / PAA
Finance Corp.	3.650%	6/1/22	3,940	4,034
Plains All American Pipeline LP / PAA
Finance Corp.	2.850%	1/31/23	6,697	6,817
Plains All American Pipeline LP / PAA
Finance Corp.	3.850%	10/15/23	2,596	2,717
Plains All American Pipeline LP / PAA
Finance Corp.	3.600%	11/1/24	14,960	15,403
Plains All American Pipeline LP / PAA
Finance Corp.	4.650%	10/15/25	6,715	7,213
Plains All American Pipeline LP / PAA
Finance Corp.	4.500%	12/15/26	7,250	7,734
Plains All American Pipeline LP / PAA
Finance Corp.	3.550%	12/15/29	5,000	4,833
Plains All American Pipeline LP / PAA
Finance Corp.	6.650%	1/15/37	1,200	1,327
Plains All American Pipeline LP / PAA
Finance Corp.	5.150%	6/1/42	5,875	5,569

Plains All American Pipeline LP / PAA
Finance Corp.	4.300%	1/31/43	5,920	5,043
Plains All American Pipeline LP / PAA
Finance Corp.	4.700%	6/15/44	6,080	5,444
Plains All American Pipeline LP / PAA
Finance Corp.	4.900%	2/15/45	3,289	2,997
Regency Energy Partners LP / Regency
Energy Finance Corp.	5.875%	3/1/22	7,950	8,316
Regency Energy Partners LP / Regency
Energy Finance Corp.	5.000%	10/1/22	14,300	15,052
Regency Energy Partners LP / Regency
Energy Finance Corp.	4.500%	11/1/23	7,185	7,597
Sabine Pass Liquefaction LLC	6.250%	3/15/22	12,110	12,834
Sabine Pass Liquefaction LLC	5.625%	4/15/23	14,109	15,454
Sabine Pass Liquefaction LLC	5.750%	5/15/24	12,530	14,184
Sabine Pass Liquefaction LLC	5.625%	3/1/25	21,505	24,580
Sabine Pass Liquefaction LLC	5.875%	6/30/26	10,000	11,825
Sabine Pass Liquefaction LLC	5.000%	3/15/27	8,000	9,010
Sabine Pass Liquefaction LLC	4.200%	3/15/28	18,500	20,076
7 Sabine Pass Liquefaction LLC	4.500%	5/15/30	16,400	18,466
Schlumberger Finance Canada Ltd.	1.400%	9/17/25	1,000	1,009
Schlumberger Investment SA	3.650%	12/1/23	12,338	13,322
Schlumberger Investment SA	2.650%	6/26/30	14,760	14,803
Shell International Finance BV	2.375%	8/21/22	8,765	9,093
Shell International Finance BV	2.250%	1/6/23	4,505	4,685
Shell International Finance BV	3.400%	8/12/23	8,580	9,277
Shell International Finance BV	3.500%	11/13/23	9,800	10,657
Shell International Finance BV	2.000%	11/7/24	10,000	10,491
Shell International Finance BV	2.375%	4/6/25	29,650	31,636
Shell International Finance BV	3.250%	5/11/25	24,400	26,962
Shell International Finance BV	2.875%	5/10/26	13,980	15,476
Shell International Finance BV	2.500%	9/12/26	7,897	8,598
Shell International Finance BV	3.875%	11/13/28	13,825	16,123
Shell International Finance BV	2.375%	11/7/29	33,700	35,550
Shell International Finance BV	2.750%	4/6/30	13,805	15,041
Shell International Finance BV	4.125%	5/11/35	15,541	18,607
Shell International Finance BV	6.375%	12/15/38	16,967	24,924
Shell International Finance BV	3.625%	8/21/42	12,227	13,145
Shell International Finance BV	4.550%	8/12/43	11,425	14,080
Shell International Finance BV	4.375%	5/11/45	24,229	29,547
Shell International Finance BV	4.000%	5/10/46	25,425	29,427
Shell International Finance BV	3.750%	9/12/46	6,150	6,856
Shell International Finance BV	3.125%	11/7/49	9,195	9,443
Shell International Finance BV	3.250%	4/6/50	17,415	18,462
Spectra Energy Partners LP	4.750%	3/15/24	8,305	9,253
Spectra Energy Partners LP	3.500%	3/15/25	9,100	9,924
Spectra Energy Partners LP	3.375%	10/15/26	5,145	5,627
Spectra Energy Partners LP	5.950%	9/25/43	2,840	3,566
Spectra Energy Partners LP	4.500%	3/15/45	9,725	10,980
Suncor Energy Inc.	2.800%	5/15/23	9,000	9,416
Suncor Energy Inc.	3.600%	12/1/24	861	937
Suncor Energy Inc.	3.100%	5/15/25	7,650	8,223
Suncor Energy Inc.	7.150%	2/1/32	3,550	4,634
Suncor Energy Inc.	5.950%	12/1/34	1,095	1,355
Suncor Energy Inc.	6.500%	6/15/38	13,115	16,755
Suncor Energy Inc.	6.850%	6/1/39	1,000	1,295
Suncor Energy Inc.	4.000%	11/15/47	8,970	9,165

Sunoco Logistics Partners Operations LP	3.450%	1/15/23	2,965	3,035
Sunoco Logistics Partners Operations LP	4.250%	4/1/24	5,975	6,251
Sunoco Logistics Partners Operations LP	5.950%	12/1/25	3,375	3,843
Sunoco Logistics Partners Operations LP	3.900%	7/15/26	7,975	8,184
Sunoco Logistics Partners Operations LP	4.000%	10/1/27	3,700	3,732
Sunoco Logistics Partners Operations LP	6.100%	2/15/42	2,500	2,563
Sunoco Logistics Partners Operations LP	4.950%	1/15/43	2,050	1,799
Sunoco Logistics Partners Operations LP	5.300%	4/1/44	10,575	9,888
Sunoco Logistics Partners Operations LP	5.350%	5/15/45	8,225	7,660
Sunoco Logistics Partners Operations LP	5.400%	10/1/47	5,897	5,558
TC PipeLines LP	3.900%	5/25/27	5,100	5,474
TechnipFMC plc	3.450%	10/1/22	4,770	4,929
Tennessee Gas Pipeline Co. LLC	7.000%	3/15/27	825	1,024
Tennessee Gas Pipeline Co. LLC	7.625%	4/1/37	200	272
Texas Eastern Transmission LP	7.000%	7/15/32	3,205	4,315
Total Capital Canada Ltd.	2.750%	7/15/23	11,342	12,052
Total Capital International SA	2.875%	2/17/22	11,175	11,552
Total Capital International SA	2.700%	1/25/23	11,290	11,868
Total Capital International SA	3.700%	1/15/24	12,666	13,891
Total Capital International SA	3.750%	4/10/24	4,291	4,738
Total Capital International SA	2.434%	1/10/25	8,500	9,032
Total Capital International SA	3.455%	2/19/29	16,563	19,012
Total Capital International SA	2.829%	1/10/30	11,000	12,145
Total Capital International SA	2.986%	6/29/41	5,850	6,078
Total Capital International SA	3.461%	7/12/49	1,200	1,314
Total Capital International SA	3.127%	5/29/50	22,000	22,882
Total Capital International SA	3.386%	6/29/60	5,000	5,226
Total Capital SA	3.883%	10/11/28	10,100	11,905
TransCanada PipeLines Ltd.	2.500%	8/1/22	6,105	6,294
TransCanada PipeLines Ltd.	3.750%	10/16/23	4,575	4,945
TransCanada PipeLines Ltd.	4.875%	1/15/26	6,000	7,046
TransCanada PipeLines Ltd.	4.250%	5/15/28	10,100	11,628
TransCanada PipeLines Ltd.	4.100%	4/15/30	16,400	18,906
TransCanada PipeLines Ltd.	4.625%	3/1/34	20,031	23,462
TransCanada PipeLines Ltd.	5.600%	3/31/34	3,115	3,939
TransCanada PipeLines Ltd.	5.850%	3/15/36	4,125	5,459
TransCanada PipeLines Ltd.	6.200%	10/15/37	16,775	23,039
TransCanada PipeLines Ltd.	4.750%	5/15/38	13,400	15,825
TransCanada PipeLines Ltd.	7.625%	1/15/39	945	1,427
TransCanada PipeLines Ltd.	6.100%	6/1/40	14,924	19,862
TransCanada PipeLines Ltd.	5.000%	10/16/43	6,600	7,930
TransCanada PipeLines Ltd.	4.875%	5/15/48	26,160	32,275
Transcontinental Gas Pipe Line Co. LLC	7.850%	2/1/26	10,000	12,949
Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	4,200	4,682
7 Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/30	7,750	8,343
Transcontinental Gas Pipe Line Co. LLC	5.400%	8/15/41	1,050	1,286
Transcontinental Gas Pipe Line Co. LLC	4.450%	8/1/42	2,323	2,566
Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	3,250	3,729
7 Transcontinental Gas Pipe Line Co. LLC	3.950%	5/15/50	8,945	9,306
Valero Energy Corp.	2.700%	4/15/23	14,800	15,335
Valero Energy Corp.	1.200%	3/15/24	3,000	2,993
Valero Energy Corp.	3.650%	3/15/25	100	108
Valero Energy Corp.	2.850%	4/15/25	9,040	9,468
Valero Energy Corp.	3.400%	9/15/26	14,190	15,242
Valero Energy Corp.	2.150%	9/15/27	3,000	2,980
Valero Energy Corp.	4.350%	6/1/28	16,488	18,285
Valero Energy Corp.	4.000%	4/1/29	3,000	3,278

Valero Energy Corp.	7.500%	4/15/32	6,981	9,456
Valero Energy Corp.	6.625%	6/15/37	12,055	15,190
Valero Energy Corp.	4.900%	3/15/45	2,000	2,213
Valero Energy Partners LP	4.375%	12/15/26	5,800	6,490
Valero Energy Partners LP	4.500%	3/15/28	3,090	3,446
Williams Cos. Inc.	4.000%	11/15/21	4,500	4,633
Williams Cos. Inc.	3.600%	3/15/22	10,530	10,899
Williams Cos. Inc.	3.350%	8/15/22	6,300	6,543
Williams Cos. Inc.	3.700%	1/15/23	6,950	7,341
Williams Cos. Inc.	4.500%	11/15/23	3,650	3,992
Williams Cos. Inc.	4.300%	3/4/24	4,400	4,813
Williams Cos. Inc.	4.550%	6/24/24	12,050	13,341
Williams Cos. Inc.	3.900%	1/15/25	22,560	24,585
Williams Cos. Inc.	4.000%	9/15/25	7,275	8,030
Williams Cos. Inc.	3.750%	6/15/27	12,000	13,158
Williams Cos. Inc.	3.500%	11/15/30	17,010	18,482
Williams Cos. Inc.	7.500%	1/15/31	550	721
Williams Cos. Inc.	6.300%	4/15/40	10,120	12,482
Williams Cos. Inc.	5.800%	11/15/43	12,875	15,031
Williams Cos. Inc.	5.400%	3/4/44	9,250	10,395
Williams Cos. Inc.	5.750%	6/24/44	6,000	7,125
Williams Cos. Inc.	4.900%	1/15/45	6,678	7,221
Williams Cos. Inc.	5.100%	9/15/45	9,738	10,860
Williams Cos. Inc.	4.850%	3/1/48	4,005	4,491

Other Industrial (0.2%)
4 American University	3.672%	4/1/49	4,150	4,709
4 Boston University	4.061%	10/1/48	3,035	3,972
Brown University in Providence in the State
of Rhode Island and Providence Plant	2.924%	9/1/50	3,400	3,692
California Institute of Technology	4.321%	8/1/45	1,025	1,332
California Institute of Technology	4.700%	11/1/11	5,575	7,769
CBRE Services Inc.	5.250%	3/15/25	4,950	5,708
CBRE Services Inc.	4.875%	3/1/26	8,208	9,593
Cintas Corp. No. 2	2.900%	4/1/22	3,600	3,724
Cintas Corp. No. 2	3.250%	6/1/22	1,025	1,064
Cintas Corp. No. 2	3.700%	4/1/27	8,475	9,760
Cintas Corp. No. 2	6.150%	8/15/36	259	351
4 Duke University	2.682%	10/1/44	8,500	8,887
4 Duke University	2.832%	10/1/55	9,250	10,063
Emory University	2.143%	9/1/30	6,000	6,342
Emory University	2.969%	9/1/50	1,300	1,421
Georgetown University	4.315%	4/1/49	2,959	3,792
Georgetown University	2.943%	4/1/50	4,750	4,759
Georgetown University	5.215%	10/1/18	2,589	3,508
4 Johns Hopkins University	4.083%	7/1/53	4,950	6,567
Leland Stanford Junior University	3.647%	5/1/48	14,275	17,587
Leland Stanford Junior University	2.413%	6/1/50	4,795	4,970
4 Massachusetts Institute of Technology	3.959%	7/1/38	145	182
Massachusetts Institute of Technology	2.989%	7/1/50	3,080	3,542
Massachusetts Institute of Technology	5.600%	7/1/11	7,896	13,898
Massachusetts Institute of Technology	4.678%	7/1/14	11,455	16,843
4 Northwestern University	4.643%	12/1/44	9,550	12,725
4 Northwestern University	2.640%	12/1/50	3,000	3,133
4 Northwestern University	3.662%	12/1/57	2,100	2,669
President & Fellows of Harvard College	4.875%	10/15/40	3,680	5,177
President & Fellows of Harvard College	3.150%	7/15/46	3,800	4,398

President & Fellows of Harvard College	2.517%	10/15/50	6,090	6,290
President & Fellows of Harvard College	3.300%	7/15/56	300	364
Quanta Services Inc.	2.900%	10/1/30	8,925	9,088
Steelcase Inc.	5.125%	1/18/29	3,700	4,144
4 Trustees of Boston College	3.129%	7/1/52	3,500	3,910
Trustees of the University of Pennsylvania	2.396%	10/1/50	3,700	3,714
4 University of Chicago	2.547%	4/1/50	8,000	7,947
4 University of Chicago	4.003%	10/1/53	5,300	6,692
4 University of Notre Dame du Lac	3.438%	2/15/45	8,925	10,567
University of Notre Dame du Lac	3.394%	2/15/48	2,700	3,167
University of Pennsylvania	4.674%	9/1/12	6,298	8,856
4 University of Southern California	3.028%	10/1/39	7,751	8,465
4 University of Southern California	3.841%	10/1/47	9,550	12,023
University of Southern California	3.226%	10/1/20	1,500	1,590
4 William Marsh Rice University	3.574%	5/15/45	20,700	24,914
Yale University	0.873%	4/15/25	4,650	4,711
Yale University	1.482%	4/15/30	5,300	5,379
Yale University	2.402%	4/15/50	5,825	5,985

Technology (2.7%)
Adobe Inc.	1.700%	2/1/23	8,200	8,447
Adobe Inc.	1.900%	2/1/25	4,043	4,271
Adobe Inc.	3.250%	2/1/25	10,958	12,120
Adobe Inc.	2.150%	2/1/27	10,800	11,579
Adobe Inc.	2.300%	2/1/30	15,500	16,707
Alphabet Inc.	0.450%	8/15/25	9,000	8,963
Alphabet Inc.	1.998%	8/15/26	7,650	8,174
Alphabet Inc.	0.800%	8/15/27	9,000	8,937
Alphabet Inc.	1.100%	8/15/30	20,600	20,419
Alphabet Inc.	1.900%	8/15/40	11,500	11,021
Alphabet Inc.	2.050%	8/15/50	22,000	20,362
Alphabet Inc.	2.250%	8/15/60	18,000	16,861
Altera Corp.	4.100%	11/15/23	6,000	6,681
Amdocs Ltd.	2.538%	6/15/30	6,000	6,225
Analog Devices Inc.	2.500%	12/5/21	6,025	6,155
Analog Devices Inc.	2.875%	6/1/23	6,700	7,075
Analog Devices Inc.	3.125%	12/5/23	7,475	8,032
Analog Devices Inc.	2.950%	4/1/25	3,050	3,321
Analog Devices Inc.	3.500%	12/5/26	5,965	6,743
Analog Devices Inc.	5.300%	12/15/45	100	138
Apple Inc.	2.150%	2/9/22	11,115	11,398
Apple Inc.	2.500%	2/9/22	22,935	23,585
Apple Inc.	2.300%	5/11/22	6,030	6,217
Apple Inc.	2.700%	5/13/22	20,755	21,579
Apple Inc.	2.850%	2/23/23	18,992	20,035
Apple Inc.	2.400%	5/3/23	49,823	52,410
Apple Inc.	0.750%	5/11/23	17,425	17,603
Apple Inc.	3.000%	2/9/24	15,735	16,943
Apple Inc.	3.450%	5/6/24	9,375	10,331
Apple Inc.	2.850%	5/11/24	24,251	26,117
Apple Inc.	1.800%	9/11/24	3,000	3,137
Apple Inc.	2.750%	1/13/25	15,273	16,559
Apple Inc.	2.500%	2/9/25	17,788	19,185
Apple Inc.	1.125%	5/11/25	26,505	27,079
Apple Inc.	3.200%	5/13/25	9,694	10,821
Apple Inc.	0.550%	8/20/25	11,000	10,997
Apple Inc.	3.250%	2/23/26	42,175	47,420

Apple Inc.	2.450%	8/4/26	29,100	31,703
Apple Inc.	2.050%	9/11/26	8,000	8,554
Apple Inc.	3.350%	2/9/27	23,601	26,911
Apple Inc.	3.200%	5/11/27	31,000	35,185
Apple Inc.	2.900%	9/12/27	26,855	30,136
Apple Inc.	2.200%	9/11/29	12,580	13,512
Apple Inc.	1.650%	5/11/30	21,000	21,692
Apple Inc.	1.250%	8/20/30	11,000	10,965
Apple Inc.	4.500%	2/23/36	9,180	12,199
Apple Inc.	3.850%	5/4/43	26,963	33,572
Apple Inc.	4.450%	5/6/44	6,675	8,964
Apple Inc.	3.450%	2/9/45	22,303	26,082
Apple Inc.	4.375%	5/13/45	15,735	21,028
Apple Inc.	4.650%	2/23/46	33,300	46,324
Apple Inc.	3.850%	8/4/46	14,350	17,781
Apple Inc.	4.250%	2/9/47	7,300	9,689
Apple Inc.	3.750%	9/12/47	10,324	12,692
Apple Inc.	3.750%	11/13/47	11,160	13,716
Apple Inc.	2.950%	9/11/49	28,290	30,925
Apple Inc.	2.650%	5/11/50	21,220	22,030
Apple Inc.	2.400%	8/20/50	11,000	10,882
Apple Inc.	2.550%	8/20/60	15,500	15,313
Applied Materials Inc.	3.900%	10/1/25	17,905	20,615
Applied Materials Inc.	3.300%	4/1/27	9,200	10,417
Applied Materials Inc.	1.750%	6/1/30	6,080	6,243
Applied Materials Inc.	5.100%	10/1/35	6,475	8,947
Applied Materials Inc.	5.850%	6/15/41	5,905	8,795
Applied Materials Inc.	4.350%	4/1/47	6,000	7,947
Applied Materials Inc.	2.750%	6/1/50	5,650	5,911
Arrow Electronics Inc.	3.500%	4/1/22	2,500	2,581
Arrow Electronics Inc.	4.500%	3/1/23	3,350	3,572
Arrow Electronics Inc.	3.250%	9/8/24	7,444	8,028
Arrow Electronics Inc.	4.000%	4/1/25	3,070	3,312
Arrow Electronics Inc.	3.875%	1/12/28	3,525	3,894
Autodesk Inc.	3.600%	12/15/22	825	872
Autodesk Inc.	4.375%	6/15/25	4,600	5,269
Autodesk Inc.	3.500%	6/15/27	4,150	4,709
Autodesk Inc.	2.850%	1/15/30	5,300	5,862
Avnet Inc.	3.750%	12/1/21	2,025	2,075
Avnet Inc.	4.875%	12/1/22	3,845	4,132
Avnet Inc.	4.625%	4/15/26	4,625	5,156
Baidu Inc.	2.875%	7/6/22	9,875	10,172
Baidu Inc.	3.500%	11/28/22	7,325	7,673
Baidu Inc.	3.875%	9/29/23	8,400	9,031
Baidu Inc.	4.375%	5/14/24	7,300	8,018
Baidu Inc.	3.075%	4/7/25	800	848
Baidu Inc.	4.125%	6/30/25	100	111
Baidu Inc.	3.625%	7/6/27	5,375	5,898
Baidu Inc.	4.375%	3/29/28	4,025	4,604
Baidu Inc.	4.875%	11/14/28	2,400	2,849
Baidu Inc.	3.425%	4/7/30	650	713
Broadcom Corp. / Broadcom Cayman
Finance Ltd.	3.000%	1/15/22	2,000	2,058
Broadcom Corp. / Broadcom Cayman
Finance Ltd.	2.650%	1/15/23	15,425	16,017
Broadcom Corp. / Broadcom Cayman
Finance Ltd.	3.625%	1/15/24	30,790	33,080

Broadcom Corp. / Broadcom Cayman
Finance Ltd.	3.125%	1/15/25	17,100	18,233
Broadcom Corp. / Broadcom Cayman
Finance Ltd.	3.875%	1/15/27	37,857	41,957
Broadcom Corp. / Broadcom Cayman
Finance Ltd.	3.500%	1/15/28	8,600	9,312
Broadcom Inc.	3.125%	10/15/22	12,900	13,479
Broadcom Inc.	2.250%	11/15/23	8,100	8,420
Broadcom Inc.	3.625%	10/15/24	12,216	13,317
Broadcom Inc.	4.700%	4/15/25	15,000	17,020
Broadcom Inc.	3.150%	11/15/25	19,800	21,355
Broadcom Inc.	4.250%	4/15/26	23,200	26,240
Broadcom Inc.	3.459%	9/15/26	28,778	31,340
Broadcom Inc.	4.110%	9/15/28	23,382	26,150
Broadcom Inc.	4.750%	4/15/29	23,480	27,258
Broadcom Inc.	5.000%	4/15/30	18,800	22,163
Broadcom Inc.	4.150%	11/15/30	23,000	25,807
Broadcom Inc.	4.300%	11/15/32	18,000	20,533
Broadridge Financial Solutions Inc.	3.400%	6/27/26	2,725	3,034
Broadridge Financial Solutions Inc.	2.900%	12/1/29	4,200	4,542
Cadence Design Systems Inc.	4.375%	10/15/24	3,263	3,666
Cisco Systems Inc.	2.600%	2/28/23	11,250	11,845
Cisco Systems Inc.	2.200%	9/20/23	5,000	5,255
Cisco Systems Inc.	3.625%	3/4/24	8,482	9,401
Cisco Systems Inc.	3.500%	6/15/25	4,271	4,848
Cisco Systems Inc.	2.950%	2/28/26	12,290	13,699
Cisco Systems Inc.	2.500%	9/20/26	3,225	3,534
Cisco Systems Inc.	5.900%	2/15/39	7,866	11,918
Cisco Systems Inc.	5.500%	1/15/40	20,242	29,955
Citrix Systems Inc.	4.500%	12/1/27	3,250	3,721
Citrix Systems Inc.	3.300%	3/1/30	5,650	5,977
Corning Inc.	2.900%	5/15/22	4,675	4,826
Corning Inc.	4.700%	3/15/37	4,475	5,442
Corning Inc.	5.750%	8/15/40	7,460	10,107
Corning Inc.	4.750%	3/15/42	2,195	2,751
Corning Inc.	4.375%	11/15/57	4,250	5,104
Corning Inc.	5.850%	11/15/68	1,000	1,328
Corning Inc.	5.450%	11/15/79	7,900	10,042
7 Dell International LLC / EMC Corp.	5.450%	6/15/23	30,700	33,595
7 Dell International LLC / EMC Corp.	4.000%	7/15/24	5,000	5,402
7 Dell International LLC / EMC Corp.	5.850%	7/15/25	9,000	10,501
7 Dell International LLC / EMC Corp.	4.900%	10/1/26	12,585	14,172
7 Dell International LLC / EMC Corp.	6.100%	7/15/27	4,000	4,726
7 Dell International LLC / EMC Corp.	5.300%	10/1/29	16,333	18,633
7 Dell International LLC / EMC Corp.	6.200%	7/15/30	7,955	9,523
7 Dell International LLC / EMC Corp.	8.100%	7/15/36	14,450	18,927
7 Dell International LLC / EMC Corp.	8.350%	7/15/46	18,736	24,808
7 Diamond 1 Finance Corp / Diamond 2
Finance Corp	6.020%	6/15/26	50,417	59,329
DXC Technology Co.	4.000%	4/15/23	4,000	4,214
DXC Technology Co .	4.250%	4/15/24	9,375	10,090
DXC Technology Co.	4.125%	4/15/25	11,917	12,784
DXC Technology Co.	4.750%	4/15/27	2,170	2,433
Equifax Inc.	3.600%	8/15/21	1,300	1,333
Equifax Inc.	3.950%	6/15/23	2,000	2,166
Equifax Inc.	2.600%	12/1/24	2,200	2,343
Equifax Inc.	2.600%	12/15/25	3,000	3,212

Equifax Inc.	3.100%	5/15/30	5,940	6,469
Equinix Inc.	2.625%	11/18/24	13,750	14,627
Equinix Inc.	1.250%	7/15/25	4,000	4,032
Equinix Inc.	1.000%	9/15/25	3,000	2,973
Equinix Inc.	2.900%	11/18/26	10,000	10,781
Equinix Inc.	1.800%	7/15/27	12,000	12,123
Equinix Inc.	1.550%	3/15/28	3,000	3,003
Equinix Inc.	3.200%	11/18/29	11,000	12,105
Equinix Inc.	2.150%	7/15/30	12,000	12,133
Equinix Inc.	3.000%	7/15/50	4,000	3,964
Equinix Inc.	2.950%	9/15/51	2,000	1,947
Fidelity National Information Services Inc.	3.500%	4/15/23	6,551	6,979
Fidelity National Information Services Inc.	3.875%	6/5/24	2,820	3,110
Fidelity National Information Services Inc.	3.000%	8/15/26	15,005	16,652
Fidelity National Information Services Inc.	3.750%	5/21/29	10,000	11,758
Fiserv Inc.	3.800%	10/1/23	11,243	12,256
Fiserv Inc.	2.750%	7/1/24	18,185	19,438
Fiserv Inc.	3.850%	6/1/25	14,617	16,459
Fiserv Inc.	3.200%	7/1/26	13,000	14,439
Fiserv Inc.	2.250%	6/1/27	13,700	14,459
Fiserv Inc.	4.200%	10/1/28	8,000	9,498
Fiserv Inc.	3.500%	7/1/29	32,432	36,899
Fiserv Inc.	2.650%	6/1/30	15,000	16,095
Fiserv Inc.	4.400%	7/1/49	20,250	25,406
Flex Ltd.	5.000%	2/15/23	2,730	2,983
Flex Ltd.	4.750%	6/15/25	75	84
Flex Ltd.	3.750%	2/1/26	2,000	2,183
Flex Ltd.	4.875%	6/15/29	6,500	7,483
Flex Ltd.	4.875%	5/12/30	4,000	4,552
FLIR Systems Inc.	2.500%	8/1/30	4,500	4,598
Global Payments Inc.	3.750%	6/1/23	5,450	5,832
Global Payments Inc.	4.000%	6/1/23	4,595	4,985
Global Payments Inc.	2.650%	2/15/25	14,475	15,366
Global Payments Inc.	4.800%	4/1/26	6,500	7,599
Global Payments Inc.	4.450%	6/1/28	5,060	5,877
Global Payments Inc.	3.200%	8/15/29	19,243	20,981
Global Payments Inc.	2.900%	5/15/30	8,000	8,550
Global Payments Inc.	4.150%	8/15/49	12,575	14,646
Hewlett Packard Enterprise Co.	3.500%	10/5/21	260	267
Hewlett Packard Enterprise Co.	4.400%	10/15/22	18,100	19,341
Hewlett Packard Enterprise Co.	2.250%	4/1/23	2,000	2,062
Hewlett Packard Enterprise Co.	4.450%	10/2/23	11,255	12,376
Hewlett Packard Enterprise Co.	1.450%	4/1/24	5,350	5,412
Hewlett Packard Enterprise Co.	4.650%	10/1/24	8,450	9,531
Hewlett Packard Enterprise Co.	4.900%	10/15/25	18,954	21,715
Hewlett Packard Enterprise Co.	1.750%	4/1/26	3,000	3,021
Hewlett Packard Enterprise Co.	6.200%	10/15/35	7,942	9,936
Hewlett Packard Enterprise Co.	6.350%	10/15/45	13,518	17,169
HP Inc.	2.200%	6/17/25	14,000	14,665
HP Inc.	3.000%	6/17/27	21,110	22,765
HP Inc.	3.400%	6/17/30	16,000	17,141
HP Inc.	6.000%	9/15/41	7,820	9,531
IBM Credit LLC	2.200%	9/8/22	6,500	6,728
IBM Credit LLC	3.000%	2/6/23	6,875	7,279
Intel Corp.	3.300%	10/1/21	12,600	12,980
Intel Corp.	2.350%	5/11/22	5,000	5,155
Intel Corp.	3.100%	7/29/22	6,100	6,404

Intel Corp.	2.700%	12/15/22	19,982	21,031
Intel Corp.	2.875%	5/11/24	26,646	28,774
Intel Corp.	3.400%	3/25/25	12,320	13,766
Intel Corp.	3.700%	7/29/25	28,275	32,053
Intel Corp.	2.600%	5/19/26	11,340	12,426
Intel Corp.	3.750%	3/25/27	14,400	16,783
Intel Corp.	2.450%	11/15/29	25,500	27,739
Intel Corp.	3.900%	3/25/30	22,005	26,538
Intel Corp.	4.000%	12/15/32	6,700	8,385
Intel Corp.	4.600%	3/25/40	8,000	10,597
Intel Corp.	4.800%	10/1/41	7,072	9,652
Intel Corp.	4.100%	5/19/46	13,225	16,499
Intel Corp.	4.100%	5/11/47	10,100	12,692
Intel Corp.	3.734%	12/8/47	17,550	20,907
Intel Corp.	3.250%	11/15/49	15,400	17,166
Intel Corp.	4.750%	3/25/50	21,559	29,555
Intel Corp.	3.100%	2/15/60	8,500	9,089
Intel Corp.	4.950%	3/25/60	8,930	13,009
International Business Machines Corp.	2.500%	1/27/22	6,575	6,767
International Business Machines Corp.	2.850%	5/13/22	24,350	25,337
International Business Machines Corp.	1.875%	8/1/22	7,485	7,692
International Business Machines Corp.	2.875%	11/9/22	33,085	34,790
International Business Machines Corp.	3.375%	8/1/23	12,075	13,057
International Business Machines Corp.	3.625%	2/12/24	17,085	18,733
International Business Machines Corp.	3.000%	5/15/24	25,100	27,189
International Business Machines Corp.	7.000%	10/30/25	7,850	10,213
International Business Machines Corp.	3.450%	2/19/26	12,464	14,110
International Business Machines Corp.	3.300%	5/15/26	37,800	42,588
International Business Machines Corp.	1.700%	5/15/27	15,092	15,563
International Business Machines Corp.	6.220%	8/1/27	1,975	2,604
International Business Machines Corp.	6.500%	1/15/28	50	67
International Business Machines Corp.	3.500%	5/15/29	29,255	33,818
International Business Machines Corp.	1.950%	5/15/30	18,600	19,116
International Business Machines Corp.	5.875%	11/29/32	6,075	8,858
International Business Machines Corp.	4.150%	5/15/39	17,200	21,021
International Business Machines Corp.	5.600%	11/30/39	2,623	3,721
International Business Machines Corp.	2.850%	5/15/40	12,710	13,490
International Business Machines Corp.	4.000%	6/20/42	9,000	10,824
International Business Machines Corp.	4.250%	5/15/49	25,306	31,512
International Business Machines Corp.	2.950%	5/15/50	16,535	16,988
Intuit Inc.	0.650%	7/15/23	2,000	2,006
Intuit Inc.	0.950%	7/15/25	4,500	4,542
Intuit Inc.	1.350%	7/15/27	4,500	4,566
Intuit Inc.	1.650%	7/15/30	4,500	4,574
Jabil Inc.	4.700%	9/15/22	1,500	1,608
Jabil Inc.	3.950%	1/12/28	6,000	6,608
Jabil Inc.	3.600%	1/15/30	4,000	4,252
Jabil Inc.	3.000%	1/15/31	5,500	5,608
Juniper Networks Inc.	4.350%	6/15/25	7,232	8,134
Juniper Networks Inc.	3.750%	8/15/29	9,000	10,304
Juniper Networks Inc.	5.950%	3/15/41	3,605	4,565
Keysight Technologies Inc.	4.550%	10/30/24	9,145	10,315
Keysight Technologies Inc.	4.600%	4/6/27	5,600	6,537
Keysight Technologies Inc.	3.000%	10/30/29	750	820
KLA Corp.	4.650%	11/1/24	10,775	12,304
KLA Corp.	4.100%	3/15/29	6,041	7,238
KLA Corp.	5.000%	3/15/49	4,325	5,786

KLA Corp.	3.300%	3/1/50	3,000	3,125
Lam Research Corp.	3.800%	3/15/25	4,901	5,513
Lam Research Corp.	3.750%	3/15/26	11,500	13,188
Lam Research Corp.	4.000%	3/15/29	10,425	12,483
Lam Research Corp.	1.900%	6/15/30	6,884	7,134
Lam Research Corp.	4.875%	3/15/49	5,700	8,008
Lam Research Corp.	2.875%	6/15/50	8,000	8,263
Lam Research Corp.	3.125%	6/15/60	4,900	5,217
7 Leidos Inc.	2.950%	5/15/23	6,000	6,308
7 Leidos Inc.	3.625%	5/15/25	6,800	7,539
7 Leidos Inc.	4.375%	5/15/30	6,500	7,605
Marvell Technology Group Ltd.	4.200%	6/22/23	4,950	5,340
Marvell Technology Group Ltd.	4.875%	6/22/28	3,758	4,510
Maxim Integrated Products Inc.	3.375%	3/15/23	4,275	4,541
Maxim Integrated Products Inc.	3.450%	6/15/27	625	694
Microchip Technology Inc.	4.333%	6/1/23	5,000	5,385
Micron Technology Inc.	4.640%	2/6/24	3,000	3,330
Micron Technology Inc.	4.975%	2/6/26	350	406
Micron Technology Inc.	4.185%	2/15/27	8,000	9,120
Micron Technology Inc.	5.327%	2/6/29	5,950	7,170
Microsoft Corp.	2.400%	2/6/22	25,459	26,143
Microsoft Corp.	2.375%	2/12/22	12,700	13,036
Microsoft Corp.	2.650%	11/3/22	30,986	32,406
Microsoft Corp.	2.000%	8/8/23	18,050	18,843
Microsoft Corp.	2.875%	2/6/24	19,780	21,268
Microsoft Corp.	2.700%	2/12/25	6,425	6,971
Microsoft Corp.	3.125%	11/3/25	32,450	36,273
Microsoft Corp.	2.400%	8/8/26	38,162	41,563
Microsoft Corp.	3.300%	2/6/27	34,326	39,243
Microsoft Corp.	3.500%	2/12/35	16,825	20,676
Microsoft Corp.	4.200%	11/3/35	10,835	14,216
Microsoft Corp.	3.450%	8/8/36	20,069	24,264
Microsoft Corp.	4.100%	2/6/37	19,131	24,815
Microsoft Corp.	4.500%	10/1/40	2,000	2,724
Microsoft Corp.	3.500%	11/15/42	15,195	18,336
Microsoft Corp.	4.450%	11/3/45	22,643	31,860
Microsoft Corp.	3.700%	8/8/46	50,714	63,402
Microsoft Corp.	2.525%	6/1/50	66,911	69,725
Microsoft Corp.	4.000%	2/12/55	12,659	17,031
Microsoft Corp.	3.950%	8/8/56	19,763	25,972
Microsoft Corp.	2.675%	6/1/60	34,346	35,943
Motorola Solutions Inc.	4.000%	9/1/24	5,094	5,651
Motorola Solutions Inc.	4.600%	2/23/28	6,000	7,000
Motorola Solutions Inc.	4.600%	5/23/29	6,000	7,069
Motorola Solutions Inc.	2.300%	11/15/30	4,000	3,959
Motorola Solutions I nc.	5.500%	9/1/44	2,995	3,476
NetApp Inc.	3.300%	9/29/24	4,475	4,888
NetApp Inc.	1.875%	6/22/25	4,000	4,130
NetApp Inc.	2.375%	6/22/27	4,000	4,175
NetApp Inc.	2.700%	6/22/30	6,000	6,202
NVIDIA Corp.	3.200%	9/16/26	8,080	9,110
NVIDIA Corp.	2.850%	4/1/30	12,500	14,081
NVIDIA Corp.	3.500%	4/1/40	10,000	11,624
NVIDIA Corp.	3.500%	4/1/50	17,785	20,666
NVIDIA Corp.	3.700%	4/1/60	8,507	10,106
7 NXP BV / NXP Funding LLC	4.875%	3/1/24	9,250	10,348
7 NXP BV / NXP Funding LLC	5.350%	3/1/26	3,500	4,133

7 NXP BV / NXP Funding LLC	5.550%	12/1/28	2,000	2,473
7 NXP BV / NXP Funding LLC / NXP USA Inc.	3.875%	6/18/26	2,000	2,236
7 NXP BV / NXP Funding LLC / NXP USA Inc.	3.150%	5/1/27	6,000	6,496
7 NXP BV / NXP Funding LLC / NXP USA Inc.	4.300%	6/18/29	18,000	20,761
7 NXP BV / NXP Funding LLC / NXP USA Inc.	3.400%	5/1/30	11,240	12,282
Oracle Corp.	1.900%	9/15/21	30,353	30,786
Oracle Corp.	2.500%	5/15/22	9,350	9,636
Oracle Corp.	2.500%	10/15/22	22,810	23,777
Oracle Corp.	2.625%	2/15/23	8,000	8,395
Oracle Corp.	2.400%	9/15/23	20,575	21,643
Oracle Corp.	3.400%	7/8/24	13,500	14,765
Oracle Corp.	2.950%	11/15/24	32,430	35,208
Oracle Corp.	2.500%	4/1/25	33,510	35,859
Oracle Corp.	2.950%	5/15/25	16,357	17,805
Oracle Corp.	2.650%	7/15/26	38,460	41,971
Oracle Corp.	2.800%	4/1/27	31,890	34,990
Oracle Corp.	3.250%	11/15/27	10,000	11,294
Oracle Corp.	2.950%	4/1/30	36,755	40,988
Oracle Corp.	4.300%	7/8/34	16,040	20,043
Oracle Corp.	3.900%	5/15/35	13,500	16,383
Oracle Corp.	3.850%	7/15/36	14,795	17,450
Oracle Corp.	3.800%	11/15/37	10,000	11,715
Oracle Corp.	6.125%	7/8/39	5,000	7,524
Oracle Corp.	3.600%	4/1/40	32,120	36,477
Oracle Corp.	5.375%	7/15/40	22,757	31,880
Oracle Corp.	4.500%	7/8/44	9,427	11,829
Oracle Corp.	4.125%	5/15/45	17,375	20,705
Oracle Corp.	4.000%	7/15/46	31,311	36,882
Oracle Corp.	4.000%	11/15/47	16,765	19,831
Oracle Corp.	3.600%	4/1/50	45,300	50,606
Oracle Corp.	4.375%	5/15/55	6,325	7,909
Oracle Corp.	3.850%	4/1/60	31,140	36,465
PayPal Holdings Inc.	2.200%	9/26/22	9,200	9,510
PayPal Holdings Inc.	1.350%	6/1/23	5,000	5,106
PayPal Holdings Inc.	2.400%	10/1/24	8,104	8,601
PayPal Holdings Inc.	1.650%	6/1/25	5,325	5,515
PayPal Holdings Inc.	2.650%	10/1/26	10,300	11,222
PayPal Holdings Inc.	2.850%	10/1/29	16,109	17,698
PayPal Holdings Inc.	2.300%	6/1/30	6,750	7,123
PayPal Holdings Inc.	3.250%	6/1/50	13,000	14,285
QUALCOMM Inc.	3.000%	5/20/22	6,730	7,007
QUALCOMM Inc.	2.600%	1/30/23	7,747	8,097
QUALCOMM Inc.	2.900%	5/20/24	9,707	10,440
QUALCOMM Inc.	3.450%	5/20/25	5,700	6,340
QUALCOMM Inc.	3.250%	5/20/27	12,500	14,009
7 QUALCOMM Inc.	1.300%	5/20/28	29,868	29,683
QUALCOMM Inc.	2.150%	5/20/30	9,417	9,830
7 QUALCOMM Inc.	1.650%	5/20/32	17,048	16,877
QUALCOMM Inc.	4.650%	5/20/35	9,700	12,954
QUALCOMM Inc.	4.800%	5/20/45	12,870	17,175
QUALCOMM Inc.	4.300%	5/20/47	14,210	18,135
QUALCOMM Inc.	3.250%	5/20/50	6,840	7,613
salesforce.com Inc.	3.250%	4/11/23	8,625	9,239
salesforce.com Inc.	3.700%	4/11/28	12,050	14,200
Seagate HDD Cayman	4.750%	6/1/23	1,000	1,086
Seagate HDD Cayman	4.875%	3/1/24	6,000	6,533
Seagate HDD Cayman	4.750%	1/1/25	1,900	2,085

Seagate HDD Cayman	4.875%	6/1/27	2,012	2,246
7 Seagate HDD Cayman	4.091%	6/1/29	7,182	7,766
7 Seagate HDD Cayman	4.125%	1/15/31	6,400	6,928
Seagate HDD Cayman	5.750%	12/1/34	4,000	4,530
ServiceNow Inc.	1.400%	9/1/30	12,500	12,124
Tencent Music Entertainment Group	2.000%	9/3/30	460	450
Texas Instruments Inc.	1.850%	5/15/22	4,400	4,505
Texas Instruments Inc.	2.625%	5/15/24	4,297	4,609
Texas Instruments Inc.	1.375%	3/12/25	7,863	8,136
Texas Instruments Inc.	2.900%	11/3/27	6,425	7,190
Texas Instruments Inc.	2.250%	9/4/29	7,500	8,037
Texas Instruments Inc.	1.750%	5/4/30	6,300	6,475
Texas Instruments Inc.	3.875%	3/15/39	7,500	9,255
Texas Instruments Inc.	4.150%	5/15/48	13,840	18,184
Trimble Inc.	4.150%	6/15/23	1,025	1,105
Trimble Inc.	4.750%	12/1/24	3,826	4,242
Trimble Inc.	4.900%	6/15/28	4,000	4,725
Tyco Electronics Group SA	3.500%	2/3/22	3,900	4,026
Tyco Electronics Group SA	3.450%	8/1/24	1,425	1,546
Tyco Electronics Group SA	3.700%	2/15/26	3,100	3,468
Tyco Electronics Group SA	3.125%	8/15/27	2,950	3,207
Tyco Electronics Group SA	7.125%	10/1/37	7,145	10,746
Verisk Analytics Inc.	4.125%	9/12/22	8,500	9,042
Verisk Analytics Inc.	4.000%	6/15/25	6,250	7,131
Verisk Analytics Inc.	4.125%	3/15/29	7,090	8,354
Verisk Analytics Inc.	5.500%	6/15/45	4,300	6,050
Verisk Analytics Inc.	3.625%	5/15/50	5,000	5,713
VMware Inc.	2.950%	8/21/22	12,375	12,874
VMware Inc.	4.500%	5/15/25	10,654	12,056
VMware Inc.	4.650%	5/15/27	2,000	2,334
VMware Inc.	3.900%	8/21/27	23,225	25,872
VMware Inc.	4.700%	5/15/30	7,168	8,522
Xilinx Inc.	2.950%	6/1/24	6,483	6,966
Xilinx Inc.	2.375%	6/1/30	6,300	6,611

Transportation (0.8%)
4 American Airlines 2013-1 Class A Pass
Through Trust	4.000%	1/15/27	632	499
4 American Airlines 2014-1 Class A Pass
Through Trust	3.700%	4/1/28	1,456	1,202
4 American Airlines 2015-1 Class A Pass
Through Trust	3.375%	11/1/28	5,060	4,149
4 American Airlines 2015-2 Class AA Pass
Through Trust	3.600%	9/22/27	826	788
4 American Airlines 2016-1 Class A Pass
Through Trust	4.100%	1/15/28	1,700	1,360
4 American Airlines 2016-1 Class AA Pass
Through Trust	3.575%	1/15/28	2,550	2,459
4 American Airlines 2016-2 Class A Pass
Through Trust	3.650%	6/15/28	3,598	2,836
4 American Airlines 2016-2 Class AA Pass
Through Trust	3.200%	12/15/29	4,460	4,185
4 American Airlines 2016-3 Class A Pass
Through Trust	3.250%	4/15/30	1,884	1,472
4 American Airlines 2016-3 Class AA Pass
Through Trust	3.000%	10/15/28	5,936	5,612

4 American Airlines 2017-1 Class AA Pass
Through Trust	3.650%	8/15/30	2,321	2,215
4 American Airlines 2017-2 Class AA Pass
Through Trust	3.350%	10/15/29	4,905	4,584
4 American Airlines 2019-1 Class AA Pass
Through Trust	3.150%	8/15/33	1,930	1,805
Burlington Northern Santa Fe LLC	3.450%	9/15/21	2,540	2,595
Burlington Northern Santa Fe LLC	3.050%	3/15/22	1,025	1,057
Burlington Northern Santa Fe LLC	3.050%	9/1/22	6,360	6,651
Burlington Northern Santa Fe LLC	3.000%	3/15/23	6,190	6,536
Burlington Northern Santa Fe LLC	3.850%	9/1/23	9,785	10,670
Burlington Northern Santa Fe LLC	3.750%	4/1/24	5,983	6,597
Burlington Northern Santa Fe LLC	3.400%	9/1/24	8,460	9,293
Burlington Northern Santa Fe LLC	3.000%	4/1/25	12,300	13,520
Burlington Northern Santa Fe LLC	3.650%	9/1/25	3,200	3,640
Burlington Northern Santa Fe LLC	3.250%	6/15/27	13,550	15,425
Burlington Northern Santa Fe LLC	6.200%	8/15/36	1,650	2,440
Burlington Northern Santa Fe LLC	5.750%	5/1/40	6,775	9,834
Burlington Northern Santa Fe LLC	5.050%	3/1/41	5,600	7,545
Burlington Northern Santa Fe LLC	5.400%	6/1/41	5,225	7,341
Burlington Northern Santa Fe LLC	4.950%	9/15/41	3,680	4,973
Burlington Northern Santa Fe LLC	4.400%	3/15/42	7,304	9,377
Burlington Northern Santa Fe LLC	4.375%	9/1/42	9,591	12,097
Burlington Northern Santa Fe LLC	4.450%	3/15/43	8,728	11,200
Burlington Northern Santa Fe LLC	5.150%	9/1/43	7,337	9,964
Burlington Northern Santa Fe LLC	4.900%	4/1/44	7,380	9,983
Burlington Northern Santa Fe LLC	4.550%	9/1/44	6,305	8,196
Burlington Northern Santa Fe LLC	4.150%	4/1/45	7,458	9,337
Burlington Northern Santa Fe LLC	4.700%	9/1/45	7,722	10,436
Burlington Northern Santa Fe LLC	3.900%	8/1/46	8,700	10,533
Burlington Northern Santa Fe LLC	4.125%	6/15/47	3,075	3,878
Burlington Northern Santa Fe LLC	4.050%	6/15/48	11,915	14,906
Burlington Northern Santa Fe LLC	4.150%	12/15/48	6,070	7,761
Burlington Northern Santa Fe LLC	3.050%	2/15/51	9,575	10,390
Canadian National Railway Co.	2.850%	12/15/21	13,385	13,686
Canadian National Railway Co.	2.950%	11/21/24	1,319	1,426
Canadian National Railway Co.	2.750%	3/1/26	1,800	1,962
Canadian National Railway Co.	6.900%	7/15/28	300	415
Canadian National Railway Co.	6.250%	8/1/34	1,370	2,104
Canadian National Railway Co.	6.200%	6/1/36	5,425	8,001
Canadian National Railway Co.	6.375%	11/15/37	145	221
Canadian National Railway Co.	3.200%	8/2/46	5,500	6,230
Canadian National Railway Co.	3.650%	2/3/48	15,485	18,571
Canadian National Railway Co.	2.450%	5/1/50	13,711	13,816
Canadian Pacific Railway Co.	4.500%	1/15/22	3,291	3,456
Canadian Pacific Railway Co.	4.450%	3/15/23	4,630	4,993
Canadian Pacific Railway Co.	2.900%	2/1/25	5,625	6,057
Canadian Pacific Railway Co.	4.000%	6/1/28	3,000	3,514
Canadian Pacific Railway Co.	2.050%	3/5/30	10,100	10,554
Canadian Pacific Railway Co.	7.125%	10/15/31	2,431	3,606
Canadian Pacific Railway Co.	5.750%	3/15/33	100	128
Canadian Pacific Railway Co.	5.950%	5/15/37	11,860	16,947
Canadian Pacific Railway Co.	4.800%	8/1/45	100	134
Canadian Pacific Railway Co.	6.125%	9/15/15	10,100	15,214
CH Robinson Worldwide Inc.	4.200%	4/15/28	4,175	4,871
4 Continental Airlines 2010-1 Class A Pass
Through Trust	4.750%	7/12/22	2,073	2,020

4 Continental Airlines 2012-1 Class A Pass
Through Trust	4.150%	10/11/25	5,105	4,964
4 Continental Airlines 2012-2 Class A Pass
Through Trust	4.000%	4/29/26	927	866
CSX Corp.	3.700%	11/1/23	2,800	3,055
CSX Corp.	3.400%	8/1/24	4,000	4,405
CSX Corp.	3.350%	11/1/25	5,400	6,070
CSX Corp.	2.600%	11/1/26	6,400	6,968
CSX Corp.	3.250%	6/1/27	12,250	13,812
CSX Corp.	3.800%	3/1/28	13,350	15,546
CSX Corp.	4.250%	3/15/29	15,539	18,705
CSX Corp.	2.400%	2/15/30	10,500	11,214
CSX Corp.	6.000%	10/1/36	150	208
CSX Corp.	6.150%	5/1/37	4,500	6,413
CSX Corp.	6.220%	4/30/40	7,279	10,711
CSX Corp.	5.500%	4/15/41	5,700	7,841
CSX Corp.	4.750%	5/30/42	790	1,003
CSX Corp.	4.100%	3/15/44	8,325	9,940
CSX Corp.	3.800%	11/1/46	5,015	5,810
CSX Corp.	4.300%	3/1/48	8,225	10,241
CSX Corp.	4.750%	11/15/48	3,000	3,965
CSX Corp.	4.500%	3/15/49	14,908	19,616
CSX Corp.	3.800%	4/15/50	12,125	14,385
CSX Corp.	4.500%	8/1/54	1,235	1,597
CSX Corp.	4.250%	11/1/66	6,625	8,197
CSX Corp.	4.650%	3/1/68	3,145	4,114
4 Delta Air Lines 2007-1 Class A Pass
Through Trust	6.821%	2/10/24	4,679	4,662
4 Delta Air Lines 2015-1 Class AA Pass
Through Trust	3.625%	7/30/27	822	817
4 Delta Air Lines 2019-1 Class AA Pass
Through Trust	3.204%	4/25/24	4,000	3,961
4 Delta Air Lines 2020-1 Class AA Pass
Through Trust	2.000%	6/10/28	7,000	6,720
FedEx Corp.	2.625%	8/1/22	4,083	4,237
FedEx Corp.	3.200%	2/1/25	3,350	3,673
FedEx Corp.	3.800%	5/15/25	2,000	2,256
FedEx Corp.	3.250%	4/1/26	3,637	4,039
FedEx Corp.	3.300%	3/15/27	3,550	3,931
FedEx Corp.	3.400%	2/15/28	10,000	11,218
FedEx Corp.	3.100%	8/5/29	13,125	14,562
FedEx Corp.	4.250%	5/15/30	5,300	6,353
FedEx Corp.	4.900%	1/15/34	1,700	2,161
FedEx Corp.	3.900%	2/1/35	4,100	4,730
FedEx Corp.	3.875%	8/1/42	275	302
FedEx Corp.	4.100%	4/15/43	2,275	2,561
FedEx Corp.	5.100%	1/15/44	8,447	10,809
FedEx Corp.	4.750%	11/15/45	11,725	14,486
FedEx Corp.	4.550%	4/1/46	16,199	19,612
FedEx Corp.	4.400%	1/15/47	8,900	10,531
FedEx Corp.	4.050%	2/15/48	8,500	9,725
FedEx Corp.	4.950%	10/17/48	9,578	12,178
FedEx Corp.	5.250%	5/15/50	11,900	15,919
FedEx Corp.	4.500%	2/1/65	785	835
4 FedEx Corp. 2020-1 Class AA Pass Through
Trust	1.875%	2/20/34	11,550	11,631
JB Hunt Transport Services Inc.	3.300%	8/15/22	6,000	6,245

JB Hunt Transport Services Inc.	3.875%	3/1/26	5,500	6,352
4 JetBlue 2019-1 Class AA Pass Through
Trust	2.750%	5/15/32	9,878	9,443
4 JetBlue 2020-1 Class A Pass Through Trust	4.000%	11/15/32	1,000	1,028
Kansas City Southern	3.000%	5/15/23	3,949	4,067
Kansas City Southern	2.875%	11/15/29	4,000	4,235
Kansas City Southern	4.300%	5/15/43	4,140	4,321
Kansas City Southern	4.950%	8/15/45	10,525	11,751
Kansas City Southern	4.700%	5/1/48	700	773
Kansas City Southern	3.500%	5/1/50	8,745	9,032
Kansas City Southern	4.200%	11/15/69	450	482
Kirby Corp.	4.200%	3/1/28	9,217	9,561
Norfolk Southern Corp.	3.250%	12/1/21	4,000	4,106
Norfolk Southern Corp.	3.000%	4/1/22	5,180	5,355
Norfolk Southern Corp.	2.903%	2/15/23	9,053	9,503
Norfolk Southern Corp.	3.850%	1/15/24	3,341	3,669
Norfolk Southern Corp.	3.650%	8/1/25	3,525	3,984
Norfolk Southern Corp.	2.900%	6/15/26	250	276
Norfolk Southern Corp.	7.800%	5/15/27	1,345	1,857
Norfolk Southern Corp.	3.150%	6/1/27	4,793	5,357
Norfolk Southern Corp.	3.800%	8/1/28	6,058	7,119
Norfolk Southern Corp.	2.550%	11/1/29	8,840	9,594
Norfolk Southern Corp.	7.050%	5/1/37	539	809
Norfolk Southern Corp.	4.837%	10/1/41	11,598	15,229
Norfolk Southern Corp.	3.950%	10/1/42	3,125	3,707
Norfolk Southern Corp.	4.450%	6/15/45	6,620	8,430
Norfolk Southern Corp.	4.650%	1/15/46	9,150	11,877
Norfolk Southern Corp.	3.942%	11/1/47	1,156	1,383
Norfolk Southern Corp.	4.150%	2/28/48	3,400	4,191
Norfolk Southern Corp.	4.100%	5/15/49	3,550	4,448
Norfolk Southern Corp.	3.400%	11/1/49	1,500	1,671
Norfolk Southern Corp.	3.050%	5/15/50	14,025	14,771
Norfolk Southern Corp.	4.050%	8/15/52	5,000	6,114
Norfolk Southern Corp.	3.155%	5/15/55	7,214	7,643
Ryder System Inc.	2.875%	6/1/22	2,500	2,588
Ryder System Inc.	3.400%	3/1/23	5,400	5,726
Ryder System Inc.	3.750%	6/9/23	12,000	12,886
Ryder System Inc.	3.650%	3/18/24	7,775	8,449
Ryder System Inc.	2.500%	9/1/24	4,100	4,314
Ryder System Inc.	4.625%	6/1/25	5,051	5,801
Ryder System Inc.	2.900%	12/1/26	7,000	7,527
Southwest Airlines Co.	2.750%	11/16/22	1,000	1,032
Southwest Airlines Co.	4.750%	5/4/23	10,400	11,102
Southwest Airlines Co.	5.250%	5/4/25	13,975	15,390
Southwest Airlines Co.	3.000%	11/15/26	3,475	3,484
Southwest Airlines Co.	5.125%	6/15/27	16,295	17,788
Southwest Airlines Co.	3.450%	11/16/27	2,650	2,673
Southwest Airlines Co.	2.625%	2/10/30	3,000	2,830
4 Southwest Airlines Co. 2007-1 Pass Through
Trust	6.150%	2/1/24	1,275	1,273
4 Spirit Airlines Class A Pass Through
Certificates Series 2015-1	4.100%	10/1/29	1,904	1,697
Union Pacific Corp.	2.950%	3/1/22	2,700	2,799
Union Pacific Corp.	4.163%	7/15/22	9,996	10,583
Union Pacific Corp.	2.750%	4/15/23	7,240	7,617
Union Pacific Corp.	3.500%	6/8/23	10,025	10,787
Union Pacific Corp.	3.646%	2/15/24	6,303	6,880

Union Pacific Corp.	3.150%	3/1/24	4,300	4,646
Union Pacific Corp.	3.250%	1/15/25	4,200	4,615
Union Pacific Corp.	3.750%	7/15/25	10,950	12,442
Union Pacific Corp.	3.250%	8/15/25	4,200	4,663
Union Pacific Corp.	2.750%	3/1/26	6,929	7,596
Union Pacific Corp.	2.150%	2/5/27	2,000	2,131
Union Pacific Corp.	3.000%	4/15/27	2,275	2,539
Union Pacific Corp.	3.950%	9/10/28	12,310	14,504
Union Pacific Corp.	3.700%	3/1/29	12,119	14,057
Union Pacific Corp.	2.400%	2/5/30	9,655	10,353
Union Pacific Corp.	3.375%	2/1/35	4,400	5,062
Union Pacific Corp.	3.600%	9/15/37	9,304	10,589
Union Pacific Corp.	4.150%	1/15/45	350	427
Union Pacific Corp.	4.050%	11/15/45	7,225	8,642
Union Pacific Corp.	4.050%	3/1/46	840	1,019
Union Pacific Corp.	3.350%	8/15/46	6,900	7,666
Union Pacific Corp.	3.250%	2/5/50	24,074	26,453
Union Pacific Corp.	3.799%	10/1/51	16,224	19,172
Union Pacific Corp.	3.875%	2/1/55	2,069	2,456
Union Pacific Corp.	3.950%	8/15/59	4,650	5,487
Union Pacific Corp.	3.839%	3/20/60	11,982	13,822
7 Union Pacific Corp.	2.973%	9/16/62	6,975	6,821
Union Pacific Corp.	4.375%	11/15/65	10,960	13,801
Union Pacific Corp.	4.100%	9/15/67	4,345	5,179
Union Pacific Corp.	3.750%	2/5/70	3,000	3,382
4 Union Pacific Railroad Co. 2007-3 Pass
Through Trust	6.176%	1/2/31	301	362
4 United Airlines 2013-1 Class A Pass Through
Trust	4.300%	2/15/27	1,845	1,762
4 United Airlines 2014-1 Class A Pass Through
Trust	4.000%	10/11/27	2,724	2,656
4 United Airlines 2014-2 Class A Pass Through
Trust	3.750%	3/3/28	1,867	1,719
4 United Airlines 2015-1 Class A Pass Through
Trust	3.700%	6/1/24	1,750	1,579
4 United Airlines 2015-1 Class AA Pass
Through Trust	3.450%	12/1/27	3,368	3,265
4 United Airlines 2016-1 Class A Pass Through
Trust	3.450%	1/7/30	2,104	1,780
4 United Airlines 2016-1 Class AA Pass
Through Trust	3.100%	7/7/28	19,885	19,206
4 United Airlines 2016-2 Class A Pass Through
Trust	3.100%	10/7/28	1,107	936
4 United Airlines 2016-2 Class AA Pass
Through Trust	2.875%	10/7/28	3,836	3,625
4 United Airlines 2018-1 Class AA Pass
Through Trust	3.500%	3/1/30	295	276
4 United Airlines 2019-1 Class AA Pass
Through Trust	4.150%	8/25/31	5,194	5,175
4 United Airlines 2019-2 Class AA Pass
Through Trust	2.700%	11/1/33	4,500	4,208
United Parcel Service Inc.	2.350%	5/16/22	6,000	6,186
United Parcel Service Inc.	2.450%	10/1/22	14,776	15,430
United Parcel Service Inc.	2.500%	4/1/23	11,081	11,624
United Parcel Service Inc.	2.800%	11/15/24	4,500	4,890
United Parcel Service Inc.	2.400%	11/15/26	10,550	11,534
United Parcel Service Inc.	3.050%	11/15/27	9,000	10,172

United Parcel Service Inc.	3.400%	3/15/29	1,550	1,790
United Parcel Service Inc.	2.500%	9/1/29	4,450	4,850
United Parcel Service Inc.	4.450%	4/1/30	2,000	2,501
United Parcel Service Inc.	6.200%	1/15/38	5,975	8,913
United Parcel Service Inc.	5.200%	4/1/40	13,700	18,935
United Parcel Service Inc.	4.875%	11/15/40	4,252	5,691
United Parcel Service Inc.	3.625%	10/1/42	6,400	7,350
United Parcel Service Inc.	3.400%	11/15/46	2,825	3,215
United Parcel Service Inc.	3.750%	11/15/47	375	450
United Parcel Service Inc.	4.250%	3/15/49	1,420	1,832
United Parcel Service Inc.	3.400%	9/1/49	8,035	9,127
United Parcel Service Inc.	5.300%	4/1/50	17,225	25,339
United Parcel Service of America Inc.	7.620%	4/1/30	500	750
				36,815,564
Utilities (2.4%)
Electric (2.2%)
AEP Texas Inc.	2.400%	10/1/22	2,400	2,478
AEP Texas Inc.	3.950%	6/1/28	9,350	10,834
AEP Texas Inc.	2.100%	7/1/30	2,000	2,054
AEP Texas Inc.	3.800%	10/1/47	3,000	3,410
AEP Transmission Co. LLC	4.000%	12/1/46	3,721	4,516
AEP Transmission Co. LLC	3.750%	12/1/47	4,150	4,893
AEP Transmission Co. LLC	4.250%	9/15/48	4,350	5,509
AEP Transmission Co. LLC	3.800%	6/15/49	2,925	3,521
AEP Transmission Co. LLC	3.150%	9/15/49	2,985	3,202
AEP Transmission Co. LLC	3.650%	4/1/50	5,000	5,868
Alabama Power Co.	2.450%	3/30/22	9,500	9,763
Alabama Power Co.	3.550%	12/1/23	8,800	9,624
Alabama Power Co.	1.450%	9/15/30	12,800	12,817
Alabama Power Co.	6.125%	5/15/38	900	1,313
Alabama Power Co.	6.000%	3/1/39	2,290	3,338
Alabama Power Co.	3.850%	12/1/42	1,850	2,181
Alabama Power Co.	4.150%	8/15/44	4,900	6,003
Alabama Power Co.	3.750%	3/1/45	6,115	7,189
Alabama Power Co.	4.300%	1/2/46	4,950	6,260
Alabama Power Co.	3.700%	12/1/47	4,475	5,256
Alabama Power Co.	3.450%	10/1/49	12,300	13,977
Ameren Corp.	3.650%	2/15/26	2,775	3,108
Ameren Corp.	3.500%	1/15/31	8,387	9,580
Ameren Illinois Co.	2.700%	9/1/22	3,170	3,272
Ameren Illinois Co.	3.250%	3/1/25	2,065	2,270
Ameren Illinois Co.	3.800%	5/15/28	4,875	5,681
Ameren Illinois Co.	4.150%	3/15/46	775	974
Ameren Illinois Co.	3.700%	12/1/47	4,325	5,169
Ameren Illinois Co.	4.500%	3/15/49	3,950	5,242
Ameren Illinois Co.	3.250%	3/15/50	3,155	3,531
American Electric Power Co. Inc.	3.650%	12/1/21	3,000	3,106
American Electric Power Co. Inc.	3.200%	11/13/27	2,925	3,209
American Electric Power Co. Inc.	4.300%	12/1/28	729	858
American Electric Power Co. Inc.	2.300%	3/1/30	5,325	5,463
American Electric Power Co. Inc.	3.250%	3/1/50	2,800	2,912
Appalachian Power Co.	7.000%	4/1/38	1,880	2,811
Appalachian Power Co.	4.400%	5/15/44	6,795	8,160
Appalachian Power Co.	4.450%	6/1/45	2,625	3,191
Appalachian Power Co.	4.500%	3/1/49	9,420	11,856
Appalachian Power Co.	3.700%	5/1/50	8,400	9,613
Arizona Public Service Co.	3.150%	5/15/25	2,265	2,474

Arizona Public Service Co.	2.950%	9/15/27	5,300	5,800
Arizona Public Service Co.	5.050%	9/1/41	1,505	1,956
Arizona Public Service Co.	4.500%	4/1/42	4,875	6,082
Arizona Public Service Co.	4.350%	11/15/45	1,600	2,001
Arizona Public Service Co.	3.750%	5/15/46	8,250	9,391
Arizona Public Service Co.	4.200%	8/15/48	2,000	2,479
Arizona Public Service Co.	3.350%	5/15/50	2,500	2,747
Arizona Public Service Co.	2.650%	9/15/50	2,000	1,974
Avangrid Inc.	3.150%	12/1/24	5,495	5,983
Avangrid Inc.	3.800%	6/1/29	4,400	5,070
Avista Corp.	4.350%	6/1/48	3,200	3,985
Baltimore Gas & Electric Co.	3.500%	11/15/21	4,825	4,957
Baltimore Gas & Electric Co.	3.350%	7/1/23	3,150	3,362
Baltimore Gas & Electric Co.	2.400%	8/15/26	8,600	9,219
Baltimore Gas & Electric Co.	6.350%	10/1/36	1,551	2,259
Baltimore Gas & Electric Co.	3.750%	8/15/47	2,850	3,351
Baltimore Gas & Electric Co.	2.900%	6/15/50	4,600	4,689
Berkshire Hathaway Energy Co.	2.800%	1/15/23	6,775	7,105
Berkshire Hathaway Energy Co.	3.750%	11/15/23	7,161	7,807
Berkshire Hathaway Energy Co.	3.500%	2/1/25	7,975	8,822
7 Berkshire Hathaway Energy Co.	4.050%	4/15/25	16,582	18,900
Berkshire Hathaway Energy Co.	3.250%	4/15/28	775	873
7 Berkshire Hathaway Energy Co.	3.700%	7/15/30	22,700	26,651
Berkshire Hathaway Energy Co.	6.125%	4/1/36	11,000	15,724
Berkshire Hathaway Energy Co.	5.950%	5/15/37	3,292	4,693
Berkshire Hathaway Energy Co.	5.150%	11/15/43	6,375	8,647
Berkshire Hathaway Energy Co.	4.500%	2/1/45	4,475	5,597
Berkshire Hathaway Energy Co.	3.800%	7/15/48	7,248	8,374
Berkshire Hathaway Energy Co.	4.450%	1/15/49	4,006	5,129
7 Berkshire Hathaway Energy Co.	4.250%	10/15/50	25,738	32,232
Black Hills Corp.	3.950%	1/15/26	4,300	4,719
Black Hills Corp.	3.150%	1/15/27	3,375	3,570
Black Hills Corp.	3.050%	10/15/29	2,905	3,162
Black Hills Corp.	4.350%	5/1/33	4,745	5,764
Black Hills Corp.	4.200%	9/15/46	3,200	3,823
Black Hills Corp.	3.875%	10/15/49	1,865	2,082
CenterPoint Energy Houston Electric LLC	2.250%	8/1/22	700	718
CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	9,900	10,695
CenterPoint Energy Houston Electric LLC	3.000%	2/1/27	200	219
CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	100	151
CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	4,950	5,634
CenterPoint Energy Houston Electric LLC	4.500%	4/1/44	450	586
CenterPoint Energy Houston Electric LLC	3.950%	3/1/48	3,775	4,657
CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	3,050	3,955
CenterPoint Energy Houston Electric LLC	2.900%	7/1/50	4,700	4,967
CenterPoint Energy Inc.	3.600%	11/1/21	2,400	2,478
CenterPoint Energy Inc.	2.500%	9/1/22	8,525	8,824
CenterPoint Energy Inc.	3.850%	2/1/24	11,850	12,929
CenterPoint Energy Inc.	2.500%	9/1/24	2,500	2,652
CenterPoint Energy Inc.	4.250%	11/1/28	3,700	4,363
CenterPoint Energy Inc.	2.950%	3/1/30	7,230	7,913
CenterPoint Energy Inc.	3.700%	9/1/49	2,075	2,328
Cleco Corporate Holdings LLC	3.743%	5/1/26	6,100	6,487
Cleco Corporate Holdings LLC	4.973%	5/1/46	2,975	3,326
Cleveland Electric Illuminating Co.	5.500%	8/15/24	2,275	2,618
Cleveland Electric Illuminating Co.	5.950%	12/15/36	3,270	4,068
CMS Energy Corp.	5.050%	3/15/22	50	53

CMS Energy Corp.	3.000%	5/15/26	1,975	2,160
CMS Energy Corp.	3.450%	8/15/27	2,975	3,330
CMS Energy Corp.	4.875%	3/1/44	7,005	9,240
4 CMS Energy Corp.	4.750%	6/1/50	4,000	4,264
Commonwealth Edison Co.	2.550%	6/15/26	2,625	2,867
Commonwealth Edison Co.	2.950%	8/15/27	3,075	3,425
Commonwealth Edison Co.	3.700%	8/15/28	11,073	12,859
Commonwealth Edison Co.	5.900%	3/15/36	3,895	5,578
Commonwealth Edison Co.	6.450%	1/15/38	3,770	5,703
Commonwealth Edison Co.	3.800%	10/1/42	5,035	5,830
Commonwealth Edison Co.	4.600%	8/15/43	2,500	3,256
Commonwealth Edison Co.	3.700%	3/1/45	4,650	5,474
Commonwealth Edison Co.	4.350%	11/15/45	5,925	7,581
Commonwealth Edison Co.	3.650%	6/15/46	6,595	7,786
Commonwealth Edison Co.	3.750%	8/15/47	6,000	7,130
Commonwealth Edison Co.	4.000%	3/1/49	5,900	7,369
Commonwealth Edison Co.	3.200%	11/15/49	7,525	8,416
Commonwealth Edison Co.	3.000%	3/1/50	12,000	12,999
Connecticut Light & Power Co.	2.500%	1/15/23	10,748	11,198
Connecticut Light & Power Co.	3.200%	3/15/27	5,200	5,813
Connecticut Light & Power Co.	4.300%	4/15/44	5,130	6,536
Connecticut Light & Power Co.	4.150%	6/1/45	2,650	3,348
Connecticut Light & Power Co.	4.000%	4/1/48	8,355	10,589
Consolidated Edison Co. of New York Inc.	3.125%	11/15/27	3,175	3,544
Consolidated Edison Co. of New York Inc.	3.350%	4/1/30	8,500	9,793
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	2,050	2,769
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	9,690	13,152
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	1,653	2,336
Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	740	1,072
Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	525	803
Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	8,525	11,745
Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	5,460	7,629
Consolidated Edison Co. of New York Inc.	4.200%	3/15/42	118	141
Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	5,548	6,433
Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	11,646	14,511
Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	3,232	4,088
Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	7,500	8,779
Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	15,025	17,569
Consolidated Edison Co. of New York Inc.	4.125%	5/15/49	2,175	2,603
Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	7,925	9,596
Consolidated Edison Co. of New York Inc.	4.300%	12/1/56	7,430	9,297
Consolidated Edison Co. of New York Inc.	4.000%	11/15/57	2,800	3,337
Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	6,875	9,015
Consolidated Edison Co. of New York Inc.	3.700%	11/15/59	1,500	1,739
Consumers Energy Co.	3.375%	8/15/23	925	996
Consumers Energy Co.	3.800%	11/15/28	3,000	3,580
Consumers Energy Co.	3.950%	5/15/43	13,150	15,959
Consumers Energy Co.	3.250%	8/15/46	3,275	3,653
Consumers Energy Co.	3.950%	7/15/47	2,900	3,598
Consumers Energy Co.	4.050%	5/15/48	5,500	6,925
Consumers Energy Co.	4.350%	4/15/49	2,400	3,152
Consumers Energy Co.	3.100%	8/15/50	5,300	5,751
Consumers Energy Co.	3.500%	8/1/51	13,700	16,067
Consumers Energy Co.	2.500%	5/1/60	5,300	4,965
Delmarva Power & Light Co.	3.500%	11/15/23	2,175	2,360
Delmarva Power & Light Co.	4.150%	5/15/45	5,425	6,611
Dominion Energy Inc.	2.750%	1/15/22	3,825	3,959

Dominion Energy Inc.	2.750%	9/15/22	450	465
Dominion Energy Inc.	3.071%	8/15/24	2,000	2,151
Dominion Energy Inc.	3.900%	10/1/25	3,550	4,031
Dominion Energy Inc.	2.850%	8/15/26	8,650	9,478
Dominion Energy Inc.	4.250%	6/1/28	2,494	2,935
Dominion Energy Inc.	3.375%	4/1/30	17,066	19,235
Dominion Energy Inc.	6.300%	3/15/33	2,675	3,713
Dominion Energy Inc.	5.950%	6/15/35	6,360	8,651
Dominion Energy Inc.	7.000%	6/15/38	3,600	5,455
Dominion Energy Inc.	4.900%	8/1/41	10,135	13,169
Dominion Energy Inc.	4.050%	9/15/42	3,947	4,674
Dominion Energy Inc.	4.700%	12/1/44	2,375	3,079
Dominion Energy Inc.	4.600%	3/15/49	8,000	10,540
4 Dominion Energy Inc.	5.750%	10/1/54	625	653
Dominion Energy South Carolina Inc.	6.625%	2/1/32	2,525	3,629
Dominion Energy South Carolina Inc.	6.050%	1/15/38	7,692	11,179
Dominion Energy South Carolina Inc.	5.450%	2/1/41	1,525	2,113
Dominion Energy South Carolina Inc.	4.600%	6/15/43	5,458	7,115
Dominion Energy South Carolina Inc.	5.100%	6/1/65	3,800	5,651
DTE Electric Co.	3.650%	3/15/24	5,485	6,001
DTE Electric Co.	3.375%	3/1/25	150	166
DTE Electric Co.	2.250%	3/1/30	6,800	7,200
DTE Electric Co.	2.625%	3/1/31	6,460	7,089
DTE Electric Co.	4.000%	4/1/43	1,971	2,366
DTE Electric Co.	3.700%	3/15/45	5,750	6,732
DTE Electric Co.	3.750%	8/15/47	5,650	6,726
DTE Electric Co.	3.950%	3/1/49	8,800	11,076
DTE Electric Co.	2.950%	3/1/50	3,450	3,636
DTE Energy Co.	2.600%	6/15/22	2,000	2,065
DTE Energy Co.	3.300%	6/15/22	3,100	3,220
DTE Energy Co.	0.550%	11/1/22	2,000	2,001
DTE Energy Co.	2.250%	11/1/22	3,290	3,400
DTE Energy Co.	3.700%	8/1/23	5,325	5,731
DTE Energy Co.	3.500%	6/1/24	13,900	15,095
DTE Energy Co.	1.050%	6/1/25	6,400	6,409
DTE Energy Co.	2.850%	10/1/26	22,200	24,025
DTE Energy Co.	3.800%	3/15/27	15,450	17,309
DTE Energy Co.	3.400%	6/15/29	2,000	2,230
DTE Energy Co.	2.950%	3/1/30	2,625	2,825
DTE Energy Co.	6.375%	4/15/33	975	1,368
Duke Energy Carolinas LLC	2.500%	3/15/23	225	236
Duke Energy Carolinas LLC	3.050%	3/15/23	9,000	9,553
Duke Energy Carolinas LLC	2.950%	12/1/26	625	697
Duke Energy Carolinas LLC	3.950%	11/15/28	5,000	5,990
Duke Energy Carolinas LLC	6.000%	12/1/28	3,694	4,826
Duke Energy Carolinas LLC	2.450%	8/15/29	6,000	6,500
Duke Energy Carolinas LLC	2.450%	2/1/30	6,100	6,605
Duke Energy Carolinas LLC	6.450%	10/15/32	6,575	9,399
Duke Energy Carolinas LLC	6.100%	6/1/37	5,525	8,113
Duke Energy Carolinas LLC	6.000%	1/15/38	3,975	5,944
Duke Energy Carolinas LLC	6.050%	4/15/38	5,675	8,528
Duke Energy Carolinas LLC	5.300%	2/15/40	9,590	13,594
Duke Energy Carolinas LLC	4.250%	12/15/41	6,825	8,502
Duke Energy Carolinas LLC	4.000%	9/30/42	6,470	7,926
Duke Energy Carolinas LLC	3.750%	6/1/45	4,340	5,181
Duke Energy Carolinas LLC	3.875%	3/15/46	9,524	11,607
Duke Energy Carolinas LLC	3.700%	12/1/47	6,135	7,336

Duke Energy Carolinas LLC	3.950%	3/15/48	3,399	4,221
Duke Energy Carolinas LLC	3.200%	8/15/49	7,715	8,473
Duke Energy Corp.	2.400%	8/15/22	11,385	11,767
Duke Energy Corp.	3.050%	8/15/22	5,090	5,293
Duke Energy Corp.	3.950%	10/15/23	3,850	4,193
Duke Energy Corp.	3.750%	4/15/24	7,025	7,702
Duke Energy Corp.	0.900%	9/15/25	5,000	4,988
Duke Energy Corp.	2.650%	9/1/26	12,480	13,497
Duke Energy Corp.	3.150%	8/15/27	7,775	8,604
Duke Energy Corp.	2.450%	6/1/30	15,000	15,799
Duke Energy Corp.	4.800%	12/15/45	8,966	11,410
Duke Energy Corp.	3.750%	9/1/46	19,134	21,774
Duke Energy Corp.	3.950%	8/15/47	1,492	1,733
Duke Energy Corp.	4.200%	6/15/49	5,370	6,538
Duke Energy Florida LLC	3.200%	1/15/27	10,425	11,748
Duke Energy Florida LLC	3.800%	7/15/28	4,825	5,660
Duke Energy Florida LLC	2.500%	12/1/29	7,000	7,589
Duke Energy Florida LLC	1.750%	6/15/30	7,000	7,116
Duke Energy Florida LLC	6.350%	9/15/37	2,775	4,223
Duke Energy Florida LLC	6.400%	6/15/38	4,975	7,696
Duke Energy Florida LLC	5.650%	4/1/40	5,700	8,276
Duke Energy Florida LLC	3.850%	11/15/42	1,000	1,194
Duke Energy Florida LLC	3.400%	10/1/46	5,465	6,150
Duke Energy Florida LLC	4.200%	7/15/48	3,550	4,485
4 Duke Energy Florida Project Finance LLC	1.731%	9/1/22	1,295	1,265
4 Duke Energy Florida Project Finance LLC	2.538%	9/1/29	3,312	3,630
Duke Energy Indiana LLC	6.120%	10/15/35	2,740	3,906
Duke Energy Indiana LLC	6.350%	8/15/38	3,725	5,619
Duke Energy Indiana LLC	6.450%	4/1/39	218	335
Duke Energy Indiana LLC	4.900%	7/15/43	3,060	4,085
Duke Energy Indiana LLC	3.750%	5/15/46	14,840	17,332
Duke Energy Indiana LLC	3.250%	10/1/49	3,870	4,293
Duke Energy Ohio Inc.	3.800%	9/1/23	100	109
Duke Energy Ohio Inc.	3.650%	2/1/29	7,265	8,526
Duke Energy Ohio Inc.	2.125%	6/1/30	2,700	2,837
Duke Energy Ohio Inc.	3.700%	6/15/46	3,275	3,821
Duke Energy Ohio Inc.	4.300%	2/1/49	4,600	5,789
Duke Energy Progress LLC	2.800%	5/15/22	10,695	11,056
Duke Energy Progress LLC	3.375%	9/1/23	1,625	1,747
Duke Energy Progress LLC	3.250%	8/15/25	10,966	12,087
Duke Energy Progress LLC	3.700%	9/1/28	5,650	6,583
Duke Energy Progress LLC	3.450%	3/15/29	6,912	7,985
Duke Energy Progress LLC	6.300%	4/1/38	4,220	6,370
Duke Energy Progress LLC	4.100%	5/15/42	6,425	7,803
Duke Energy Progress LLC	4.100%	3/15/43	5,045	6,196
Duke Energy Progress LLC	4.375%	3/30/44	5,250	6,663
Duke Energy Progress LLC	4.150%	12/1/44	3,825	4,747
Duke Energy Progress LLC	4.200%	8/15/45	3,350	4,188
Duke Energy Progress LLC	3.700%	10/15/46	3,500	4,141
Duke Energy Progress LLC	3.600%	9/15/47	1,025	1,189
Duke Energy Progress LLC	2.500%	8/15/50	2,400	2,324
Edison International	2.400%	9/15/22	6,200	6,285
Edison International	2.950%	3/15/23	7,875	8,060
Edison International	5.750%	6/15/27	1,000	1,100
Edison International	4.125%	3/15/28	5,197	5,327
El Paso Electric Co.	6.000%	5/15/35	800	1,059
El Paso Electric Co.	5.000%	12/1/44	3,200	3,913

Emera US Finance LP	3.550%	6/15/26	1,049	1,170
Emera US Finance LP	4.750%	6/15/46	11,925	14,311
Enel Americas SA	4.000%	10/25/26	4,115	4,491
Enel Chile SA	4.875%	6/12/28	7,075	8,350
Entergy Arkansas Inc.	3.700%	6/1/24	100	110
Entergy Arkansas Inc.	3.500%	4/1/26	4,125	4,670
Entergy Arkansas LLC	4.200%	4/1/49	2,000	2,549
Entergy Arkansas LLC	2.650%	6/15/51	6,000	6,046
Entergy Corp.	4.000%	7/15/22	6,075	6,407
Entergy Corp.	0.900%	9/15/25	2,500	2,493
Entergy Corp.	2.950%	9/1/26	4,900	5,409
Entergy Corp.	2.800%	6/15/30	8,000	8,660
Entergy Corp.	3.750%	6/15/50	6,400	7,320
Entergy Gulf States Louisiana LLC	5.590%	10/1/24	2,130	2,520
Entergy Louisiana LLC	4.050%	9/1/23	5,850	6,381
Entergy Louisiana LLC	5.400%	11/1/24	3,077	3,634
Entergy Louisiana LLC	2.400%	10/1/26	4,235	4,567
Entergy Louisiana LLC	3.120%	9/1/27	4,600	5,119
Entergy Louisiana LLC	3.250%	4/1/28	3,700	4,163
Entergy Louisiana LLC	3.050%	6/1/31	7,055	8,065
Entergy Louisiana LLC	4.000%	3/15/33	9,845	12,293
Entergy Louisiana LLC	4.950%	1/15/45	5,250	5,781
Entergy Louisiana LLC	4.200%	9/1/48	8,335	10,645
Entergy Louisiana LLC	4.200%	4/1/50	4,550	5,819
Entergy Louisiana LLC	2.900%	3/15/51	4,738	4,960
Entergy Mississippi LLC	2.850%	6/1/28	8,225	9,006
Entergy Mississippi LLC	3.850%	6/1/49	3,750	4,593
Entergy Texas Inc.	4.000%	3/30/29	2,000	2,343
Entergy Texas Inc.	1.750%	3/15/31	5,000	4,955
Entergy Texas Inc.	3.550%	9/30/49	7,585	8,494
Evergy Inc.	2.900%	9/15/29	10,500	11,264
Evergy Metro Inc.	2.250%	6/1/30	3,300	3,493
Eversource Energy	2.750%	3/15/22	3,425	3,528
Eversource Energy	3.800%	12/1/23	3,500	3,824
Eversource Energy	2.900%	10/1/24	4,151	4,488
Eversource Energy	0.800%	8/15/25	5,600	5,568
Eversource Energy	3.300%	1/15/28	8,750	9,772
Eversource Energy	4.250%	4/1/29	4,205	5,030
Eversource Energy	1.650%	8/15/30	6,300	6,268
Eversource Energy	3.450%	1/15/50	5,800	6,438
Exelon Corp.	3.497%	6/1/22	7,925	8,288
Exelon Corp.	3.950%	6/15/25	18,790	21,172
Exelon Corp.	3.400%	4/15/26	7,075	7,898
Exelon Corp.	4.050%	4/15/30	13,150	15,386
Exelon Corp.	4.950%	6/15/35	6,200	7,740
Exelon Corp.	5.625%	6/15/35	3,775	5,005
Exelon Corp.	5.100%	6/15/45	2,725	3,569
Exelon Corp.	4.450%	4/15/46	7,626	9,246
Exelon Corp.	4.700%	4/15/50	12,200	15,614
Exelon Generation Co. LLC	3.400%	3/15/22	6,400	6,637
Exelon Generation Co. LLC	4.250%	6/15/22	4,225	4,454
Exelon Generation Co. LLC	3.250%	6/1/25	2,000	2,189
Exelon Generation Co. LLC	6.250%	10/1/39	3,821	4,751
Exelon Generation Co. LLC	5.750%	10/1/41	7,650	8,940
Exelon Generation Co. LLC	5.600%	6/15/42	9,448	11,105
FirstEnergy Corp.	2.850%	7/15/22	5,476	5,613
FirstEnergy Corp.	4.250%	3/15/23	4,450	4,725

FirstEnergy Corp.	1.600%	1/15/26	4,500	4,471
FirstEnergy Corp.	3.900%	7/15/27	8,000	8,746
FirstEnergy Corp.	2.650%	3/1/30	5,000	5,060
FirstEnergy Corp.	2.250%	9/1/30	4,000	3,910
FirstEnergy Corp.	7.375%	11/15/31	14,122	19,724
FirstEnergy Corp.	4.850%	7/15/47	10,000	12,017
FirstEnergy Corp.	3.400%	3/1/50	4,673	4,534
7 FirstEnergy Transmission LLC	4.550%	4/1/49	200	238
Florida Power & Light Co.	2.750%	6/1/23	2,400	2,520
Florida Power & Light Co.	3.250%	6/1/24	2,800	3,040
Florida Power & Light Co.	2.850%	4/1/25	18,417	20,194
Florida Power & Light Co.	5.625%	4/1/34	1,950	2,795
Florida Power & Light Co.	5.650%	2/1/37	3,379	4,794
Florida Power & Light Co.	5.950%	2/1/38	3,250	4,811
Florida Power & Light Co.	5.960%	4/1/39	11,319	16,975
Florida Power & Light Co.	5.250%	2/1/41	975	1,375
Florida Power & Light Co.	4.125%	2/1/42	5,425	6,785
Florida Power & Light Co.	4.050%	6/1/42	4,600	5,732
Florida Power & Light Co.	3.800%	12/15/42	3,535	4,278
Florida Power & Light Co.	4.050%	10/1/44	2,973	3,761
Florida Power & Light Co.	3.950%	3/1/48	18,054	22,743
Florida Power & Light Co.	4.125%	6/1/48	3,550	4,653
Florida Power & Light Co.	3.990%	3/1/49	13,981	17,760
Florida Power & Light Co.	3.150%	10/1/49	9,675	10,894
Fortis Inc.	3.055%	10/4/26	13,973	15,253
Georgia Power Co.	2.850%	5/15/22	1,900	1,968
Georgia Power Co.	2.100%	7/30/23	5,100	5,311
Georgia Power Co.	3.250%	4/1/26	8,250	9,157
Georgia Power Co.	3.250%	3/30/27	3,500	3,859
Georgia Power Co.	2.650%	9/15/29	3,000	3,216
Georgia Power Co.	4.750%	9/1/40	4,625	5,626
Georgia Power Co.	4.300%	3/15/42	9,115	10,839
Georgia Power Co.	4.300%	3/15/43	6,555	7,781
Georgia Power Co.	3.700%	1/30/50	2,400	2,686
Gulf Power Co.	3.300%	5/30/27	2,325	2,610
Iberdrola International BV	6.750%	7/15/36	3,735	5,389
Indiana Michigan Power Co.	3.850%	5/15/28	3,000	3,414
Indiana Michigan Power Co.	6.050%	3/15/37	3,890	5,419
Indiana Michigan Power Co.	4.550%	3/15/46	9,795	12,497
Indiana Michigan Power Co.	3.750%	7/1/47	5,100	5,902
Indiana Michigan Power Co.	4.250%	8/15/48	1,275	1,589
Interstate Power & Light Co.	3.250%	12/1/24	5,730	6,284
Interstate Power & Light Co.	4.100%	9/26/28	4,570	5,451
Interstate Power & Light Co.	3.600%	4/1/29	8,774	10,106
Interstate Power & Light Co.	6.250%	7/15/39	2,475	3,590
Interstate Power & Light Co.	3.700%	9/15/46	2,925	3,314
Interstate Power & Light Co.	2.300%	6/1/30	3,000	3,155
ITC Holdings Corp.	2.700%	11/15/22	4,445	4,635
ITC Holdings Corp.	3.650%	6/15/24	3,589	3,924
ITC Holdings Corp.	3.250%	6/30/26	3,865	4,285
ITC Holdings Corp.	3.350%	11/15/27	6,485	7,252
ITC Holdings Corp.	5.300%	7/1/43	6,156	8,098
4 John Sevier Combined Cycle Generation
LLC	4.626%	1/15/42	2,716	3,460
Kansas City Power & Light Co.	3.150%	3/15/23	2,600	2,751
Kansas City Power & Light Co.	5.300%	10/1/41	4,795	6,402
Kansas City Power & Light Co.	4.200%	6/15/47	2,600	3,236

Kentucky Utilities Co.	5.125%	11/1/40	6,180	8,314
Kentucky Utilities Co.	4.375%	10/1/45	4,900	6,108
Kentucky Utilities Co.	3.300%	6/1/50	6,000	6,546
Louisville Gas & Electric Co.	3.300%	10/1/25	2,400	2,674
Louisville Gas & Electric Co.	4.250%	4/1/49	9,900	12,387
MidAmerican Energy Co.	3.500%	10/15/24	10,000	11,108
MidAmerican Energy Co.	3.100%	5/1/27	3,050	3,419
MidAmerican Energy Co.	6.750%	12/30/31	4,150	6,256
MidAmerican Energy Co.	5.750%	11/1/35	2,630	3,846
MidAmerican Energy Co.	5.800%	10/15/36	3,250	4,605
MidAmerican Energy Co.	4.800%	9/15/43	4,110	5,451
MidAmerican Energy Co.	4.400%	10/15/44	4,870	6,203
MidAmerican Energy Co.	4.250%	5/1/46	4,205	5,310
MidAmerican Energy Co.	3.950%	8/1/47	1,500	1,849
MidAmerican Energy Co.	3.650%	8/1/48	7,075	8,348
MidAmerican Energy Co.	4.250%	7/15/49	7,024	9,096
MidAmerican Energy Co.	3.150%	4/15/50	5,000	5,532
Mississippi Power Co.	4.250%	3/15/42	4,400	5,163
National Rural Utilities Cooperative Finance
Corp.	1.750%	1/21/22	2,000	2,038
National Rural Utilities Cooperative Finance
Corp.	3.050%	2/15/22	6,510	6,696
National Rural Utilities Cooperative Finance
Corp.	2.400%	4/25/22	6,306	6,482
National Rural Utilities Cooperative Finance
Corp.	2.700%	2/15/23	3,150	3,303
National Rural Utilities Cooperative Finance
Corp.	3.400%	11/15/23	3,350	3,628
National Rural Utilities Cooperative Finance
Corp.	2.950%	2/7/24	6,200	6,639
National Rural Utilities Cooperative Finance
Corp.	2.850%	1/27/25	4,500	4,898
National Rural Utilities Cooperative Finance
Corp.	3.250%	11/1/25	7,300	8,157
National Rural Utilities Cooperative Finance
Corp.	3.050%	4/25/27	2,150	2,394
National Rural Utilities Cooperative Finance
Corp.	3.400%	2/7/28	11,525	13,285
National Rural Utilities Cooperative Finance
Corp.	3.900%	11/1/28	3,000	3,591
National Rural Utilities Cooperative Finance
Corp.	3.700%	3/15/29	5,730	6,740
National Rural Utilities Cooperative Finance
Corp.	2.400%	3/15/30	4,700	5,108
National Rural Utilities Cooperative Finance
Corp.	8.000%	3/1/32	1,513	2,405
National Rural Utilities Cooperative Finance
Corp.	4.023%	11/1/32	10,452	12,741
4 National Rural Utilities Cooperative Finance
Corp.	4.750%	4/30/43	50	51
4 National Rural Utilities Cooperative Finance
Corp.	5.250%	4/20/46	2,900	3,105
National Rural Utilities Cooperative Finance
Corp.	4.400%	11/1/48	8,916	11,529
National Rural Utilities Cooperative Finance
Corp.	4.300%	3/15/49	7,700	9,993
Nevada Power Co.	3.700%	5/1/29	5,575	6,539

Nevada Power Co.	2.400%	5/1/30	3,200	3,437
Nevada Power Co.	6.650%	4/1/36	965	1,424
Nevada Power Co.	6.750%	7/1/37	1,575	2,393
Nevada Power Co.	3.125%	8/1/50	3,350	3,609
NextEra Energy Capital Holdings Inc.	2.900%	4/1/22	3,500	3,627
NextEra Energy Capital Holdings Inc.	2.800%	1/15/23	12,780	13,370
NextEra Energy Capital Holdings Inc.	3.150%	4/1/24	2,935	3,169
NextEra Energy Capital Holdings Inc.	2.750%	5/1/25	11,089	11,977
NextEra Energy Capital Holdings Inc.	3.250%	4/1/26	1,100	1,232
NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	12,485	14,159
NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	13,394	15,301
NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	35,671	36,910
4 NextEra Energy Capital Holdings Inc.	4.800%	12/1/77	4,940	5,335
4 NextEra Energy Capital Holdings Inc.	5.650%	5/1/79	3,100	3,522
Northern States Power Co.	2.150%	8/15/22	75	77
Northern States Power Co.	2.600%	5/15/23	1,280	1,339
Northern States Power Co.	6.250%	6/1/36	840	1,234
Northern States Power Co.	6.200%	7/1/37	2,205	3,291
Northern States Power Co.	5.350%	11/1/39	3,295	4,667
Northern States Power Co.	4.000%	8/15/45	2,100	2,624
Northern States Power Co.	3.600%	5/15/46	3,575	4,252
Northern States Power Co.	3.600%	9/15/47	1,000	1,198
Northern States Power Co.	2.900%	3/1/50	7,225	7,678
Northern States Power Co.	2.600%	6/1/51	5,300	5,363
NorthWestern Corp.	4.176%	11/15/44	2,425	2,938
NSTAR Electric Co.	2.375%	10/15/22	5,475	5,665
NSTAR Electric Co.	3.200%	5/15/27	6,000	6,710
NSTAR Electric Co.	3.250%	5/15/29	1,430	1,620
NSTAR Electric Co.	5.500%	3/15/40	5,005	7,027
NSTAR Electric Co.	4.400%	3/1/44	2,300	2,927
Oglethorpe Power Corp.	5.950%	11/1/39	500	637
Oglethorpe Power Corp.	5.375%	11/1/40	6,720	8,204
Oglethorpe Power Corp.	5.250%	9/1/50	2,355	2,799
Ohio Edison Co.	6.875%	7/15/36	4,180	5,895
Ohio Power Co.	5.375%	10/1/21	5,975	6,272
Ohio Power Co.	4.000%	6/1/49	4,118	5,036
Oklahoma Gas & Electric Co.	3.800%	8/15/28	3,500	3,985
Oklahoma Gas & Electric Co.	3.250%	4/1/30	2,000	2,246
Oklahoma Gas & Electric Co.	4.150%	4/1/47	2,215	2,596
Oklahoma Gas & Electric Co.	3.850%	8/15/47	3,975	4,505
Oncor Electric Delivery Co. LLC	4.100%	6/1/22	3,615	3,798
Oncor Electric Delivery Co. LLC	2.750%	6/1/24	5,000	5,361
Oncor Electric Delivery Co. LLC	2.950%	4/1/25	3,050	3,326
7 Oncor Electric Delivery Co. LLC	0.550%	10/1/25	2,000	1,989
Oncor Electric Delivery Co. LLC	3.700%	11/15/28	3,000	3,531
Oncor Electric Delivery Co. LLC	5.750%	3/15/29	2,610	3,415
Oncor Electric Delivery Co. LLC	2.750%	5/15/30	3,000	3,342
Oncor Electric Delivery Co. LLC	7.000%	5/1/32	4,420	6,522
Oncor Electric Delivery Co. LLC	7.250%	1/15/33	150	232
Oncor Electric Delivery Co. LLC	7.500%	9/1/38	2,405	3,954
Oncor Electric Delivery Co. LLC	5.250%	9/30/40	3,500	4,797
Oncor Electric Delivery Co. LLC	4.550%	12/1/41	7,725	9,867
Oncor Electric Delivery Co. LLC	5.300%	6/1/42	1,404	1,984
Oncor Electric Delivery Co. LLC	3.750%	4/1/45	7,393	8,780
Oncor Electric Delivery Co. LLC	3.800%	9/30/47	2,650	3,208
Oncor Electric Delivery Co. LLC	4.100%	11/15/48	4,185	5,343
Oncor Electric Delivery Co. LLC	3.800%	6/1/49	8,530	10,562

Oncor Electric Delivery Co. LLC	3.100%	9/15/49	5,112	5,605
Oncor Electric Delivery Co. LLC	3.700%	5/15/50	6,864	8,220
7 Oncor Electric Delivery Co. LLC	5.350%	10/1/52	2,421	3,659
Pacific Gas and Electric Co.	3.850%	11/15/23	5,000	5,274
Pacific Gas and Electric Co.	3.750%	2/15/24	2,000	2,101
Pacific Gas and Electric Co.	3.500%	6/15/25	4,000	4,202
Pacific Gas and Electric Co.	3.300%	12/1/27	20,800	21,323
Pacific Gas and Electric Co.	3.950%	12/1/47	10,300	9,507
Pacific Gas and Electric Co.	1.750%	6/16/22	22,000	21,982
Pacific Gas and Electric Co.	3.450%	7/1/25	1,000	1,046
Pacific Gas and Electric Co.	3.150%	1/1/26	20,100	20,584
Pacific Gas and Electric Co.	2.100%	8/1/27	5,000	4,836
Pacific Gas and Electric Co.	3.750%	7/1/28	12,000	12,459
Pacific Gas and Electric Co.	4.550%	7/1/30	41,500	44,837
Pacific Gas and Electric Co.	2.500%	2/1/31	17,000	16,059
Pacific Gas and Electric Co.	4.500%	7/1/40	22,000	22,276
Pacific Gas and Electric Co.	3.300%	8/1/40	10,000	9,165
Pacific Gas and Electric Co.	4.750%	2/15/44	6,500	6,655
Pacific Gas and Electric Co.	4.300%	3/15/45	6,000	5,850
Pacific Gas and Electric Co.	4.950%	7/1/50	30,500	32,612
Pacific Gas and Electric Co.	3.500%	8/1/50	17,400	15,686
PacifiCorp	2.950%	2/1/22	6,625	6,805
PacifiCorp	2.950%	6/1/23	4,857	5,157
PacifiCorp	3.600%	4/1/24	4,910	5,405
PacifiCorp	3.500%	6/15/29	8,000	9,253
PacifiCorp	2.700%	9/15/30	7,473	8,237
PacifiCorp	7.700%	11/15/31	985	1,522
PacifiCorp	5.250%	6/15/35	2,875	4,017
PacifiCorp	6.100%	8/1/36	3,925	5,526
PacifiCorp	5.750%	4/1/37	5,853	8,024
PacifiCorp	6.250%	10/15/37	8,410	12,125
PacifiCorp	6.350%	7/15/38	2,650	3,893
PacifiCorp	6.000%	1/15/39	360	515
PacifiCorp	4.100%	2/1/42	1,760	2,093
PacifiCorp	4.125%	1/15/49	900	1,113
PacifiCorp	3.300%	3/15/51	12,000	13,452
PECO Energy Co.	2.375%	9/15/22	6,354	6,566
PECO Energy Co.	5.950%	10/1/36	2,500	3,634
PECO Energy Co.	4.150%	10/1/44	2,040	2,546
PECO Energy Co.	3.000%	9/15/49	3,740	3,986
PECO Energy Co.	2.800%	6/15/50	10,900	11,340
Pinnacle West Capital Corp.	1.300%	6/15/25	6,000	6,095
Potomac Electric Power Co.	3.600%	3/15/24	6,983	7,641
Potomac Electric Power Co.	6.500%	11/15/37	4,118	6,076
Potomac Electric Power Co.	4.150%	3/15/43	4,200	5,082
PPL Capital Funding Inc.	4.200%	6/15/22	6,646	6,986
PPL Capital Funding Inc.	3.500%	12/1/22	415	437
PPL Capital Funding Inc.	3.400%	6/1/23	11,120	11,799
PPL Capital Funding Inc.	3.950%	3/15/24	275	298
PPL Capital Funding Inc.	3.100%	5/15/26	1,779	1,958
PPL Capital Funding Inc.	4.700%	6/1/43	2,630	3,213
PPL Capital Funding Inc.	5.000%	3/15/44	5,749	7,016
PPL Capital Funding Inc.	4.000%	9/15/47	2,025	2,330
PPL Electric Utilities Corp.	6.250%	5/15/39	2,275	3,339
PPL Electric Utilities Corp.	4.125%	6/15/44	1,825	2,242
PPL Electric Utilities Corp.	4.150%	10/1/45	4,030	5,025
PPL Electric Utilities Corp.	3.950%	6/1/47	4,450	5,432

PPL Electric Utilities Corp.	4.150%	6/15/48	2,795	3,523
Progress Energy Inc.	3.150%	4/1/22	12,800	13,216
Progress Energy Inc.	7.750%	3/1/31	250	367
Progress Energy Inc.	7.000%	10/30/31	3,650	5,193
Progress Energy Inc.	6.000%	12/1/39	6,382	8,878
PSEG Power LLC	3.850%	6/1/23	11,050	11,906
PSEG Power LLC	8.625%	4/15/31	3,295	4,833
Public Service Co. of Colorado	3.700%	6/15/28	4,245	4,916
Public Service Co. of Colorado	1.900%	1/15/31	3,300	3,433
Public Service Co. of Colorado	6.500%	8/1/38	75	116
Public Service Co. of Colorado	3.600%	9/15/42	2,116	2,469
Public Service Co. of Colorado	4.300%	3/15/44	2,675	3,402
Public Service Co. of Colorado	3.800%	6/15/47	300	364
Public Service Co. of Colorado	4.100%	6/15/48	3,695	4,739
Public Service Co. of Colorado	4.050%	9/15/49	4,800	6,044
Public Service Co. of Colorado	3.200%	3/1/50	7,200	8,092
Public Service Co. of Colorado	2.700%	1/15/51	3,500	3,548
Public Service Co. of New Hampshire	3.500%	11/1/23	875	950
Public Service Co. of New Hampshire	3.600%	7/1/49	2,900	3,447
Public Service Electric & Gas Co.	3.000%	5/15/25	1,170	1,280
Public Service Electric & Gas Co.	2.250%	9/15/26	3,055	3,294
Public Service Electric & Gas Co.	3.000%	5/15/27	3,000	3,314
Public Service Electric & Gas Co.	3.200%	5/15/29	7,230	8,244
Public Service Electric & Gas Co.	2.450%	1/15/30	2,500	2,714
Public Service Electric & Gas Co.	5.800%	5/1/37	875	1,253
Public Service Electric & Gas Co.	3.950%	5/1/42	4,295	5,252
Public Service Electric & Gas Co.	3.650%	9/1/42	650	767
Public Service Electric & Gas Co.	3.800%	3/1/46	9,100	11,114
Public Service Electric & Gas Co.	3.600%	12/1/47	2,775	3,299
Public Service Electric & Gas Co.	3.850%	5/1/49	6,500	8,212
Public Service Electric & Gas Co.	3.150%	1/1/50	7,050	7,954
Public Service Electric & Gas Co.	2.700%	5/1/50	8,950	9,316
Public Service Electric & Gas Co.	2.050%	8/1/50	5,000	4,540
Public Service Enterprise Group Inc.	2.650%	11/15/22	4,775	4,977
Public Service Enterprise Group Inc.	2.875%	6/15/24	3,000	3,198
Public Service Enterprise Group Inc.	0.800%	8/15/25	5,000	4,969
Public Service Enterprise Group Inc.	1.600%	8/15/30	8,900	8,759
Puget Energy Inc.	6.000%	9/1/21	3,825	4,008
Puget Energy Inc.	5.625%	7/15/22	9,501	10,210
Puget Energy Inc.	3.650%	5/15/25	4,280	4,503
7 Puget Energy Inc.	4.100%	6/15/30	5,000	5,578
Puget Sound Energy Inc.	6.274%	3/15/37	3,840	5,561
Puget Sound Energy Inc.	5.757%	10/1/39	5,540	7,988
Puget Sound Energy Inc.	5.795%	3/15/40	1,510	2,147
Puget Sound Energy Inc.	5.638%	4/15/41	925	1,314
Puget Sound Energy Inc.	4.300%	5/20/45	3,705	4,650
Puget Sound Energy Inc.	4.223%	6/15/48	5,225	6,543
San Diego Gas & Electric Co.	1.700%	10/1/30	2,800	2,773
San Diego Gas & Electric Co.	6.000%	6/1/39	2,461	3,584
San Diego Gas & Electric Co.	4.500%	8/15/40	3,970	4,888
San Diego Gas & Electric Co.	3.750%	6/1/47	5,750	6,584
San Diego Gas & Electric Co.	4.150%	5/15/48	5,100	6,216
San Diego Gas & Electric Co.	3.320%	4/15/50	5,675	6,189
Sierra Pacific Power Co.	2.600%	5/1/26	3,175	3,459
4 Southern California Edison Co.	1.845%	2/1/22	750	749
Southern California Edison Co.	2.400%	2/1/22	2,650	2,708
Southern California Edison Co.	3.400%	6/1/23	6,250	6,569

Southern California Edison Co.	3.500%	10/1/23	10,600	11,359
Southern California Edison Co.	3.700%	8/1/25	12,075	13,428
Southern California Edison Co.	1.200%	2/1/26	3,000	2,983
Southern California Edison Co.	3.650%	3/1/28	6,875	7,556
Southern California Edison Co.	4.200%	3/1/29	8,000	9,212
Southern California Edison Co.	6.650%	4/1/29	850	1,012
Southern California Edison Co.	2.850%	8/1/29	10,405	10,938
Southern California Edison Co.	2.250%	6/1/30	6,000	5,981
Southern California Edison Co.	6.000%	1/15/34	3,655	4,856
Southern California Edison Co.	5.750%	4/1/35	800	1,061
Southern California Edison Co.	5.350%	7/15/35	4,085	5,243
Southern California Edison Co.	5.625%	2/1/36	2,445	2,959
Southern California Edison Co.	5.950%	2/1/38	2,800	3,562
Southern California Edison Co.	6.050%	3/15/39	1,460	1,894
Southern California Edison Co.	5.500%	3/15/40	5,472	6,822
Southern California Edison Co.	4.500%	9/1/40	6,882	7,703
Southern California Edison Co.	4.050%	3/15/42	16,446	17,551
Southern California Edison Co.	3.900%	3/15/43	2,975	3,101
Southern California Edison Co.	4.650%	10/1/43	5,575	6,453
Southern California Edison Co.	3.600%	2/1/45	3,900	3,974
Southern California Edison Co.	4.000%	4/1/47	13,531	14,486
Southern California Edison Co.	4.125%	3/1/48	16,770	18,276
Southern California Edison Co.	4.875%	3/1/49	6,400	7,602
Southern California Edison Co.	3.650%	2/1/50	7,700	7,905
Southern Co.	2.950%	7/1/23	3,200	3,392
Southern Co.	3.250%	7/1/26	9,159	10,171
Southern Co.	3.700%	4/30/30	7,200	8,218
Southern Co.	4.250%	7/1/36	4,245	4,898
Southern Co.	4.400%	7/1/46	17,910	21,192
4 Southern Co.	4.000%	1/15/51	5,000	4,980
Southern Power Co.	2.500%	12/15/21	5,125	5,246
Southern Power Co.	4.150%	12/1/25	4,525	5,182
Southern Power Co.	5.150%	9/15/41	4,990	5,657
Southern Power Co.	5.250%	7/15/43	2,635	3,007
Southern Power Co.	4.950%	12/15/46	3,425	3,807
Southwestern Electric Power Co.	2.750%	10/1/26	4,800	5,170
Southwestern Electric Power Co.	4.100%	9/15/28	6,950	8,033
Southwestern Electric Power Co.	6.200%	3/15/40	5,475	7,507
Southwestern Electric Power Co.	3.900%	4/1/45	3,491	3,848
Southwestern Electric Power Co.	3.850%	2/1/48	7,024	7,711
Southwestern Public Service Co.	3.300%	6/15/24	200	216
Southwestern Public Service Co.	4.500%	8/15/41	4,164	5,139
Southwestern Public Service Co.	3.400%	8/15/46	7,460	8,173
Southwestern Public Service Co.	3.700%	8/15/47	5,600	6,462
Southwestern Public Service Co.	4.400%	11/15/48	610	779
Southwestern Public Service Co.	3.750%	6/15/49	6,000	7,194
Southwestern Public Service Co.	3.150%	5/1/50	8,750	9,617
Tampa Electric Co.	4.100%	6/15/42	2,250	2,689
Tampa Electric Co.	4.350%	5/15/44	2,300	2,839
Tampa Electric Co.	4.300%	6/15/48	4,065	5,105
Tampa Electric Co.	3.625%	6/15/50	2,000	2,349
Toledo Edison Co.	6.150%	5/15/37	2,769	3,929
Tucson Electric Power Co.	3.050%	3/15/25	2,000	2,182
Tucson Electric Power Co.	1.500%	8/1/30	2,500	2,465
Union Electric Co.	3.500%	4/15/24	4,990	5,428
Union Electric Co.	2.950%	6/15/27	15,375	16,982
Union Electric Co.	3.500%	3/15/29	3,650	4,215

Union Electric Co.	2.950%	3/15/30	4,500	5,037
Union Electric Co.	5.300%	8/1/37	3,244	4,304
Union Electric Co.	8.450%	3/15/39	2,300	3,872
Union Electric Co.	3.900%	9/15/42	175	209
Union Electric Co.	3.650%	4/15/45	1,825	2,120
Union Electric Co.	4.000%	4/1/48	3,500	4,326
Union Electric Co.	3.250%	10/1/49	2,840	3,219
Virginia Electric & Power Co.	2.950%	1/15/22	2,025	2,073
Virginia Electric & Power Co.	3.450%	9/1/22	14,234	14,890
Virginia Electric & Power Co.	2.750%	3/15/23	6,075	6,354
Virginia Electric & Power Co.	3.450%	2/15/24	4,489	4,839
Virginia Electric & Power Co.	3.100%	5/15/25	3,450	3,772
Virginia Electric & Power Co.	3.150%	1/15/26	14,645	16,224
Virginia Electric & Power Co.	2.950%	11/15/26	3,532	3,934
Virginia Electric & Power Co.	3.500%	3/15/27	6,850	7,807
Virginia Electric & Power Co.	3.800%	4/1/28	11,552	13,599
Virginia Electric & Power Co.	2.875%	7/15/29	2,882	3,226
Virginia Electric & Power Co.	6.000%	1/15/36	2,940	4,138
Virginia Electric & Power Co.	6.000%	5/15/37	4,835	6,925
Virginia Electric & Power Co.	6.350%	11/30/37	3,150	4,696
Virginia Electric & Power Co.	8.875%	11/15/38	570	1,021
Virginia Electric & Power Co.	4.000%	1/15/43	15,475	18,894
Virginia Electric & Power Co.	4.650%	8/15/43	5,505	7,290
Virginia Electric & Power Co.	4.450%	2/15/44	6,515	8,452
Virginia Electric & Power Co.	4.200%	5/15/45	1,380	1,747
Virginia Electric & Power Co.	4.000%	11/15/46	8,000	9,929
Virginia Electric & Power Co.	3.800%	9/15/47	6,604	8,022
Virginia Electric & Power Co.	4.600%	12/1/48	8,575	11,687
Virginia Electric & Power Co.	3.300%	12/1/49	1,750	2,024
WEC Energy Group Inc.	0.550%	9/15/23	4,400	4,408
WEC Energy Group Inc.	3.550%	6/15/25	3,865	4,327
Westar Energy Inc.	2.550%	7/1/26	6,250	6,783
Westar Energy Inc.	3.100%	4/1/27	4,500	4,955
Westar Energy Inc.	4.125%	3/1/42	5,160	6,203
Westar Energy Inc.	4.100%	4/1/43	4,055	4,884
Westar Energy Inc.	4.250%	12/1/45	3,010	3,798
Westar Energy Inc.	3.250%	9/1/49	2,700	2,973
Wisconsin Electric Power Co.	2.050%	12/15/24	2,000	2,108
Wisconsin Electric Power Co.	5.625%	5/15/33	150	206
Wisconsin Electric Power Co.	5.700%	12/1/36	100	142
Wisconsin Electric Power Co.	4.300%	10/15/48	2,725	3,437
Wisconsin Power & Light Co.	3.050%	10/15/27	2,300	2,541
Wisconsin Power & Light Co.	6.375%	8/15/37	2,150	3,140
Wisconsin Power & Light Co.	3.650%	4/1/50	3,000	3,561
Wisconsin Public Service Corp.	3.350%	11/21/21	3,500	3,614
Wisconsin Public Service Corp.	3.671%	12/1/42	2,650	3,013
Wisconsin Public Service Corp.	4.752%	11/1/44	4,375	5,737
Xcel Energy Inc.	2.600%	3/15/22	4,250	4,372
Xcel Energy Inc.	0.500%	10/15/23	5,000	4,987
Xcel Energy Inc.	3.300%	6/1/25	11,900	13,116
Xcel Energy Inc.	4.000%	6/15/28	12,870	15,145
Xcel Energy Inc.	2.600%	12/1/29	7,005	7,510
Xcel Energy Inc.	3.400%	6/1/30	12,669	14,537
Xcel Energy Inc.	6.500%	7/1/36	986	1,433
Xcel Energy Inc.	3.500%	12/1/49	6,440	7,160

Natural Gas (0.2%)
Atmos Energy Corp.	3.000%	6/15/27	5,800	6,418
Atmos Energy Corp.	2.625%	9/15/29	1,500	1,656
Atmos Energy Corp.	5.500%	6/15/41	4,110	5,706
Atmos Energy Corp.	4.150%	1/15/43	3,435	4,243
Atmos Energy Corp.	4.125%	10/15/44	3,000	3,692
Atmos Energy Corp.	4.125%	3/15/49	7,938	10,045
Atmos Energy Corp.	3.375%	9/15/49	3,440	3,910
CenterPoint Energy Resources Corp.	3.550%	4/1/23	2,500	2,669
CenterPoint Energy Resources Corp.	4.000%	4/1/28	7,040	7,960
CenterPoint Energy Resources Corp.	1.750%	10/1/30	3,000	3,004
CenterPoint Energy Resources Corp.	5.850%	1/15/41	2,775	3,823
CenterPoint Energy Resources Corp.	4.100%	9/1/47	300	353
7 East Ohio Gas Co.	2.000%	6/15/30	1,000	1,036
7 East Ohio Gas Co.	3.000%	6/15/50	2,500	2,598
KeySpan Corp.	5.803%	4/1/35	2,817	3,668
NiSource Finance Corp.	3.490%	5/15/27	7,350	8,174
NiSource Finance Corp.	5.950%	6/15/41	7,982	10,984
NiSource Finance Corp.	5.250%	2/15/43	3,120	4,095
NiSource Finance Corp.	4.800%	2/15/44	3,300	4,137
NiSource Finance Corp.	5.650%	2/1/45	767	1,061
NiSource Finance Corp.	4.375%	5/15/47	14,975	18,455
NiSource Inc.	0.950%	8/15/25	8,000	7,977
NiSource Inc.	2.950%	9/1/29	6,020	6,497
NiSource Inc.	3.600%	5/1/30	5,000	5,678
NiSource Inc.	1.700%	2/15/31	9,000	8,794
ONE Gas Inc.	2.000%	5/15/30	2,500	2,588
ONE Gas Inc.	4.658%	2/1/44	4,525	5,774
ONE Gas Inc.	4.500%	11/1/48	3,000	3,779
Piedmont Natural Gas Co. Inc.	3.500%	6/1/29	4,975	5,669
Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	1,225	1,556
Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	4,595	5,130
Piedmont Natural Gas Co. Inc.	3.350%	6/1/50	3,400	3,693
Sempra Energy	2.900%	2/1/23	2,625	2,749
Sempra Energy	4.050%	12/1/23	11,835	12,899
Sempra Energy	3.750%	11/15/25	12,905	14,459
Sempra Energy	3.250%	6/15/27	7,595	8,328
Sempra Energy	3.400%	2/1/28	9,458	10,399
Sempra Energy	3.800%	2/1/38	13,175	14,719
Sempra Energy	6.000%	10/15/39	8,000	11,027
Sempra Energy	4.000%	2/1/48	4,570	5,192
Southern California Gas Co.	3.150%	9/15/24	4,200	4,572
Southern California Gas Co.	3.200%	6/15/25	560	620
Southern California Gas Co.	2.600%	6/15/26	11,376	12,273
Southern California Gas Co.	2.550%	2/1/30	5,200	5,605
Southern California Gas Co.	3.750%	9/15/42	4,075	4,759
Southern California Gas Co.	4.125%	6/1/48	5,000	6,239
Southern California Gas Co.	4.300%	1/15/49	4,500	5,727
Southern California Gas Co.	3.950%	2/15/50	2,900	3,524
Southern Co. Gas Capital Corp.	3.250%	6/15/26	5,775	6,359
Southern Co. Gas Capital Corp.	1.750%	1/15/31	5,500	5,446
Southern Co. Gas Capital Corp.	5.875%	3/15/41	6,325	8,592
Southern Co. Gas Capital Corp.	4.400%	6/1/43	1,000	1,176
Southern Co. Gas Capital Corp.	3.950%	10/1/46	4,725	5,290
Southern Co. Gas Capital Corp.	4.400%	5/30/47	12,295	14,745
Southwest Gas Corp.	3.700%	4/1/28	2,500	2,839
Southwest Gas Corp.	3.800%	9/29/46	2,600	2,874

Southwest Gas Corp.	4.150%	6/1/49	2,300	2,750
Washington Gas Light Co.	3.796%	9/15/46	3,550	4,103
Washington Gas Light Co.	3.650%	9/15/49	1,285	1,450

Other Utility (0.0%)
American Water Capital Corp.	3.850%	3/1/24	5,075	5,559
American Water Capital Corp.	3.400%	3/1/25	4,500	4,982
American Water Capital Corp.	2.950%	9/1/27	11,000	12,139
American Water Capital Corp.	3.450%	6/1/29	2,120	2,428
American Water Capital Corp.	2.800%	5/1/30	3,000	3,275
American Water Capital Corp.	6.593%	10/15/37	6,650	9,937
American Water Capital Corp.	4.300%	9/1/45	1,025	1,281
American Water Capital Corp.	4.000%	12/1/46	600	724
American Water Capital Corp.	3.750%	9/1/47	9,825	11,530
American Water Capital Corp.	4.200%	9/1/48	10,500	13,104
American Water Capital Corp.	4.150%	6/1/49	4,800	5,993
American Water Capital Corp.	3.450%	5/1/50	5,000	5,624
Essential Utilities Inc.	3.566%	5/1/29	4,000	4,525
Essential Utilities Inc.	2.704%	4/15/30	4,000	4,285
Essential Utilities Inc.	4.276%	5/1/49	4,000	4,943
Essential Utilities Inc.	3.351%	4/15/50	5,000	5,328
United Utilities plc	6.875%	8/15/28	75	97
Veolia Environnement SA	6.750%	6/1/38	1,643	2,367
				4,812,688
Total Corporate Bonds (Cost $54,556,093)				59,712,608
Sovereign Bonds (4.1%)
African Development Bank	0.500%	4/22/22	14,500	14,553
African Development Bank	1.625%	9/16/22	14,500	14,885
African Development Bank	2.125%	11/16/22	31,950	33,201
African Development Bank	3.000%	9/20/23	12,900	13,925
Asian Development Bank	2.000%	2/16/22	38,025	38,940
Asian Development Bank	1.875%	2/18/22	17,415	17,806
Asian Development Bank	0.625%	4/7/22	27,150	27,307
Asian Development Bank	1.875%	7/19/22	43,920	45,205
Asian Development Bank	1.875%	8/10/22	6,000	6,181
Asian Development Bank	1.750%	9/13/22	30,315	31,196
Asian Development Bank	1.625%	1/24/23	22,600	23,309
Asian Development Bank	2.750%	3/17/23	26,500	28,111
Asian Development Bank	0.250%	7/14/23	49,000	48,977
Asian Development Bank	0.250%	10/6/23	47,800	47,747
Asian Development Bank	2.625%	1/30/24	16,550	17,814
Asian Development Bank	1.500%	10/18/24	27,500	28,748
Asian Development Bank	2.000%	1/22/25	13,225	14,122
Asian Development Bank	2.125%	3/19/25	13,404	14,415
Asian Development Bank	0.625%	4/29/25	13,400	13,513
Asian Development Bank	0.375%	9/3/25	75,611	75,305
Asian Development Bank	2.000%	4/24/26	1,700	1,838
Asian Development Bank	2.625%	1/12/27	7,250	8,142
Asian Development Bank	2.375%	8/10/27	5,265	5,864
Asian Development Bank	6.220%	8/15/27	2,175	2,926
Asian Development Bank	2.500%	11/2/27	46,115	51,900
Asian Development Bank	2.750%	1/19/28	450	516
Asian Development Bank	3.125%	9/26/28	15,188	17,987
Asian Development Bank	1.750%	9/19/29	6,040	6,505
Asian Development Bank	1.875%	1/24/30	10,865	11,854
Asian Development Bank	0.750%	10/8/30	19,000	18,718

Asian Infrastructure Investment Bank	0.250%	9/29/23	20,000	19,954
Asian Infrastructure Investment Bank	2.250%	5/16/24	12,785	13,659
Asian Infrastructure Investment Bank	0.500%	5/28/25	14,200	14,195
Canada	2.625%	1/25/22	11,000	11,346
Canada	2.000%	11/15/22	25,890	26,871
Canada	1.625%	1/22/25	26,500	27,898
CNOOC Finance 2013 Ltd.	3.000%	5/9/23	15,380	16,129
CNOOC Finance 2013 Ltd.	2.875%	9/30/29	5,300	5,655
CNOOC Finance 2013 Ltd.	4.250%	5/9/43	1,500	1,836
CNOOC Finance 2013 Ltd.	3.300%	9/30/49	8,500	9,140
CNOOC Finance 2015 Australia Pty Ltd.	4.200%	5/5/45	7,600	9,297
CNOOC Finance 2015 USA LLC	3.500%	5/5/25	16,900	18,585
CNOOC Finance 2015 USA LLC	4.375%	5/2/28	5,450	6,375
CNOOC Nexen Finance 2014 ULC	4.250%	4/30/24	10,075	11,154
CNOOC Nexen Finance 2014 ULC	4.875%	4/30/44	8,865	11,736
Corp. Andina de Fomento	2.375%	5/12/23	1,500	1,545
Corp. Andina de Fomento	1.625%	9/23/25	3,500	3,503
Corp. Andina de Fomento	3.250%	2/11/22	2,000	2,061
Corp. Andina de Fomento	4.375%	6/15/22	23,269	24,549
Corp. Andina de Fomento	2.750%	1/6/23	11,350	11,771
Corp. Andina de Fomento	3.750%	11/23/23	9,500	10,260
Council Of Europe Development Bank	1.750%	9/26/22	8,300	8,546
Council Of Europe Development Bank	2.625%	2/13/23	18,475	19,492
Council Of Europe Development Bank	2.500%	2/27/24	1,825	1,958
Council Of Europe Development Bank	1.375%	2/27/25	11,435	11,902
Ecopetrol SA	5.875%	9/18/23	15,725	17,278
Ecopetrol SA	4.125%	1/16/25	16,775	17,593
Ecopetrol SA	5.375%	6/26/26	14,000	15,382
Ecopetrol SA	6.875%	4/29/30	14,544	17,198
Ecopetrol SA	7.375%	9/18/43	5,900	7,397
Ecopetrol SA	5.875%	5/28/45	18,755	20,443
Equinor ASA	2.750%	11/10/21	10,400	10,660
Equinor ASA	3.150%	1/23/22	4,475	4,631
Equinor ASA	2.450%	1/17/23	17,667	18,462
Equinor ASA	2.650%	1/15/24	18,747	19,969
Equinor ASA	3.700%	3/1/24	9,856	10,864
Equinor ASA	3.250%	11/10/24	10,194	11,220
Equinor ASA	7.250%	9/23/27	4,350	5,863
Equinor ASA	3.625%	9/10/28	9,652	11,282
7 Equinor ASA	6.500%	12/1/28	225	297
Equinor ASA	3.125%	4/6/30	1,911	2,136
Equinor ASA	2.375%	5/22/30	1,900	2,007
Equinor ASA	5.100%	8/17/40	11,100	14,969
Equinor ASA	4.250%	11/23/41	3,100	3,698
Equinor ASA	3.950%	5/15/43	2,550	2,930
Equinor ASA	4.800%	11/8/43	12,295	15,805
Equinor ASA	3.250%	11/18/49	4,475	4,730
Equinor ASA	3.700%	4/6/50	18,200	20,630
European Bank for Reconstruction &
Development	1.500%	11/2/21	11,000	11,147
European Bank for Reconstruction &
Development	1.875%	2/23/22	14,300	14,622
European Bank for Reconstruction &
Development	2.750%	3/7/23	24,750	26,226
European Bank for Reconstruction &
Development	0.250%	7/10/23	16,000	15,984

European Bank for Reconstruction &
Development	1.625%	9/27/24	2,000	2,099
European Bank for Reconstruction &
Development	1.500%	2/13/25	2,265	2,370
European Bank for Reconstruction &
Development	0.500%	5/19/25	12,000	12,034
European Investment Bank	2.125%	10/15/21	26,125	26,637
European Investment Bank	2.875%	12/15/21	31,890	32,902
European Investment Bank	2.250%	3/15/22	48,575	50,003
European Investment Bank	2.625%	5/20/22	22,000	22,857
European Investment Bank	2.375%	6/15/22	44,995	46,632
European Investment Bank	2.250%	8/15/22	14,470	15,014
European Investment Bank	1.375%	9/6/22	33,000	33,718
European Investment Bank	2.000%	12/15/22	867	900
European Investment Bank	2.500%	3/15/23	63,300	66,769
European Investment Bank	1.375%	5/15/23	32,390	33,335
European Investment Bank	2.875%	8/15/23	32,200	34,599
European Investment Bank	0.250%	9/15/23	20,000	19,990
European Investment Bank	3.125%	12/14/23	12,000	13,084
European Investment Bank	3.250%	1/29/24	59,480	65,288
European Investment Bank	2.625%	3/15/24	52,370	56,537
European Investment Bank	2.250%	6/24/24	28,195	30,201
European Investment Bank	2.500%	10/15/24	9,922	10,773
European Investment Bank	1.875%	2/10/25	15,100	16,062
European Investment Bank	1.625%	3/14/25	22,000	23,169
European Investment Bank	0.625%	7/25/25	48,200	48,605
European Investment Bank	0.375%	12/15/25	50,000	49,786
European Investment Bank	2.125%	4/13/26	23,000	25,052
European Investment Bank	2.375%	5/24/27	8,000	8,922
European Investment Bank	1.625%	10/9/29	3,060	3,278
European Investment Bank	0.875%	5/17/30	3,000	3,011
European Investment Bank	0.750%	9/23/30	17,000	16,796
European Investment Bank	4.875%	2/15/36	14,460	21,780
Export Development Canada	1.375%	10/21/21	18,040	18,265
Export Development Canada	1.750%	7/18/22	18,110	18,585
Export Development Canada	2.500%	1/24/23	5,250	5,517
Export Development Canada	1.375%	2/24/23	35,000	35,807
Export Development Canada	2.750%	3/15/23	8,850	9,380
Export Development Canada	2.625%	2/21/24	5,000	5,385
Export-Import Bank of Korea	1.875%	10/21/21	3,450	3,498
Export-Import Bank of Korea	3.500%	11/27/21	5,000	5,167
Export-Import Bank of Korea	2.750%	1/25/22	14,500	14,905
Export-Import Bank of Korea	5.000%	4/11/22	800	856
Export-Import Bank of Korea	3.625%	11/27/23	10,000	10,924
Export-Import Bank of Korea	4.000%	1/14/24	17,850	19,680
Export-Import Bank of Korea	2.875%	1/21/25	13,400	14,504
Export-Import Bank of Korea	1.875%	2/12/25	1,000	1,042
Export-Import Bank of Korea	3.250%	11/10/25	6,200	6,923
Export-Import Bank of Korea	2.625%	5/26/26	6,000	6,540
Export-Import Bank of Korea	3.250%	8/12/26	425	480
Export-Import Bank of Korea	2.375%	4/21/27	4,080	4,332
Export-Import Bank of Korea	1.250%	9/21/30	19,450	19,098
FMS Wertmanagement	2.000%	8/1/22	46,500	47,988
Hydro-Quebec	8.400%	1/15/22	4,215	4,625
Hydro-Quebec	8.050%	7/7/24	7,240	9,098
Hydro-Quebec	8.500%	12/1/29	3,940	6,290
Industrial & Commercial Bank of China Ltd.	2.957%	11/8/22	6,250	6,499

Industrial & Commercial Bank of China Ltd.	3.538%	11/8/27	9,212	10,203
Inter-American Development Bank	2.125%	1/18/22	51,750	52,995
Inter-American Development Bank	1.750%	4/14/22	25,600	26,190
Inter-American Development Bank	1.750%	9/14/22	20,850	21,457
Inter-American Development Bank	3.000%	9/26/22	24,000	25,299
Inter-American Development Bank	2.500%	1/18/23	57,275	60,177
Inter-American Development Bank	3.000%	10/4/23	34,050	36,813
Inter-American Development Bank	0.250%	11/15/23	52,375	52,267
Inter-American Development Bank	2.625%	1/16/24	28,201	30,329
Inter-American Development Bank	3.000%	2/21/24	13,000	14,169
Inter-American Development Bank	2.125%	1/15/25	21,000	22,512
Inter-American Development Bank	1.750%	3/14/25	25,500	26,972
Inter-American Development Bank	0.875%	4/3/25	5,000	5,095
Inter-American Development Bank	7.000%	6/15/25	6,750	8,682
Inter-American Development Bank	0.625%	7/15/25	34,475	34,747
Inter-American Development Bank	2.000%	6/2/26	27,625	29,820
Inter-American Development Bank	2.000%	7/23/26	5,600	6,053
Inter-American Development Bank	2.375%	7/7/27	28,500	31,683
Inter-American Development Bank	0.625%	9/16/27	33,700	33,591
Inter-American Development Bank	3.125%	9/18/28	25,000	29,574
Inter-American Development Bank	2.250%	6/18/29	5,300	5,933
Inter-American Development Bank	3.875%	10/28/41	350	490
Inter-American Development Bank	3.200%	8/7/42	3,375	4,331
Inter-American Development Bank	4.375%	1/24/44	4,600	7,005
International Bank for Reconstruction &
Development	2.750%	7/23/21	15,000	15,304
International Bank for Reconstruction &
Development	2.125%	12/13/21	15,270	15,614
International Bank for Reconstruction &
Development	2.000%	1/26/22	59,250	60,619
International Bank for Reconstruction &
Development	1.625%	2/10/22	55,885	56,931
International Bank for Reconstruction &
Development	2.125%	7/1/22	43,075	44,487
International Bank for Reconstruction &
Development	7.625%	1/19/23	19,955	23,282
International Bank for Reconstruction &
Development	1.750%	4/19/23	6,020	6,247
International Bank for Reconstruction &
Development	1.875%	6/19/23	64,975	67,799
International Bank for Reconstruction &
Development	3.000%	9/27/23	41,368	44,703
International Bank for Reconstruction &
Development	2.500%	3/19/24	34,720	37,329
International Bank for Reconstruction &
Development	1.500%	8/28/24	27,910	29,145
International Bank for Reconstruction &
Development	2.500%	11/25/24	47,197	51,293
International Bank for Reconstruction &
Development	1.625%	1/15/25	17,560	18,452
International Bank for Reconstruction &
Development	0.625%	4/22/25	43,440	43,786
International Bank for Reconstruction &
Development	0.375%	7/28/25	60,000	59,762
International Bank for Reconstruction &
Development	2.500%	7/29/25	37,450	41,094

International Bank for Reconstruction &
Development	3.125%	11/20/25	19,620	22,229
International Bank for Reconstruction &
Development	8.875%	3/1/26	450	640
International Bank for Reconstruction &
Development	2.500%	11/22/27	15,000	16,907
International Bank for Reconstruction &
Development	1.750%	10/23/29	12,680	13,689
International Bank for Reconstruction &
Development	0.875%	5/14/30	15,000	15,013
International Bank for Reconstruction &
Development	0.750%	8/26/30	36,800	36,328
International Bank for Reconstruction &
Development	4.750%	2/15/35	2,500	3,678
International Finance Corp.	2.000%	10/24/22	21,204	21,969
International Finance Corp.	2.875%	7/31/23	21,765	23,350
International Finance Corp.	1.375%	10/16/24	12,260	12,749
International Finance Corp.	0.375%	7/16/25	7,000	6,979
International Finance Corp.	2.125%	4/7/26	15,290	16,642
International Finance Corp.	0.750%	8/27/30	8,900	8,803
8 Japan Bank for International Cooperation	3.125%	7/20/21	7,225	7,384
8 Japan Bank for International Cooperation	2.000%	11/4/21	8,250	8,393
8 Japan Bank for International Cooperation	2.500%	6/1/22	7,502	7,761
8 Japan Bank for International Cooperation	2.375%	7/21/22	9,340	9,675
8 Japan Bank for International Cooperation	1.625%	10/17/22	5,900	6,046
8 Japan Bank for International Cooperation	2.375%	11/16/22	22,180	23,112
8 Japan Bank for International Cooperation	1.750%	1/23/23	20,000	20,565
8 Japan Bank for International Cooperation	0.625%	5/22/23	6,000	6,034
8 Japan Bank for International Cooperation	3.250%	7/20/23	18,223	19,643
8 Japan Bank for International Cooperation	3.375%	7/31/23	225	243
8 Japan Bank for International Cooperation	0.375%	9/15/23	27,000	26,975
8 Japan Bank for International Cooperation	3.375%	10/31/23	18,900	20,571
8 Japan Bank for International Cooperation	2.500%	5/23/24	14,000	15,010
8 Japan Bank for International Cooperation	3.000%	5/29/24	16,250	17,709
8 Japan Bank for International Cooperation	1.750%	10/17/24	7,600	7,965
8 Japan Bank for International Cooperation	2.125%	2/10/25	14,500	15,457
8 Japan Bank for International Cooperation	0.625%	7/15/25	17,000	17,021
8 Japan Bank for International Cooperation	2.375%	4/20/26	1,600	1,747
8 Japan Bank for International Cooperation	2.250%	11/4/26	18,000	19,511
8 Japan Bank for International Cooperation	2.875%	6/1/27	19,000	21,497
8 Japan Bank for International Cooperation	2.875%	7/21/27	12,700	14,385
8 Japan Bank for International Cooperation	2.750%	11/16/27	21,850	24,666
8 Japan Bank for International Cooperatio n	3.250%	7/20/28	12,150	14,270
8 Japan Bank for International Cooperation	3.500%	10/31/28	16,150	19,392
8 Japan Bank for International Cooperation	2.000%	10/17/29	7,000	7,562
8 Japan International Cooperation Agency	2.750%	4/27/27	8,400	9,365
8 Japan International Cooperation Agency	3.375%	6/12/28	4,500	5,324
8 Japan International Cooperation Agency	1.000%	7/22/30	4,000	3,965
9 KFW	2.000%	11/30/21	14,715	15,016
9 KFW	3.125%	12/15/21	54,665	56,575
9 KFW	2.625%	1/25/22	32,500	33,524
9 KFW	2.500%	2/15/22	58,700	60,499
9 KFW	2.125%	3/7/22	50,000	51,347
9 KFW	2.125%	6/15/22	52,200	53,883
9 KFW	1.750%	8/22/22	24,475	25,182
9 KFW	2.000%	10/4/22	24,875	25,752
9 KFW	2.375%	12/29/22	44,000	46,102

9	KFW	2.125%	1/17/23	23,700	24,722
9	KFW	1.625%	2/15/23	40,970	42,264
9	KFW	0.250%	10/19/23	55,000	54,972
9	KFW	2.625%	2/28/24	30,000	32,406
9	KFW	1.375%	8/5/24	5,200	5,365
9	KFW	2.500%	11/20/24	49,500	53,888
9	KFW	2.000%	5/2/25	16,640	17,865
9	KFW	0.375%	7/18/25	53,000	52,891
9	KFW	2.875%	4/3/28	18,635	21,717
9	KFW	1.750%	9/14/29	7,225	7,799
9	KFW	0.750%	9/30/30	9,750	9,679
9	KFW	0.000%	4/18/36	9,385	7,716
9	KFW	0.000%	6/29/37	23,742	19,196
	Korea Development Bank	4.625%	11/16/21	625	652
	Korea Development Bank	2.625%	2/27/22	13,069	13,444
	Korea Development Bank	3.000%	9/14/22	30,650	32,045
	Korea Development Bank	3.375%	3/12/23	24,200	25,770
	Korea Development Bank	2.750%	3/19/23	3,100	3,251
	Korea Development Bank	3.750%	1/22/24	14,400	15,749
	Korea Development Bank	3.250%	2/19/24	1,000	1,080
	Korea Development Bank	2.125%	10/1/24	4,300	4,513
	Korea Development Bank	3.000%	1/13/26	1,100	1,214
9	Landwirtschaftliche Rentenbank	2.250%	10/1/21	18,885	19,255
9	Landwirtschaftliche Rentenbank	2.000%	12/6/21	3,345	3,415
9	Landwirtschaftliche Rentenbank	3.125%	11/14/23	5,000	5,438
9	Landwirtschaftliche Rentenbank	2.000%	1/13/25	16,300	17,407
9	Landwirtschaftliche Rentenbank	0.500%	5/27/25	5,200	5,220
9	Landwirtschaftliche Rentenbank	2.375%	6/10/25	14,575	15,869
9	Landwirtschaftliche Rentenbank	1.750%	7/27/26	9,095	9,716
9	Landwirtschaftliche Rentenbank	2.500%	11/15/27	23,105	26,021
9	Landwirtschaftliche Rentenbank	0.875%	9/3/30	19,600	19,617
	Nexen Energy ULC	7.875%	3/15/32	4,075	6,296
	Nexen Energy ULC	5.875%	3/10/35	690	983
	Nexen Energy ULC	6.400%	5/15/37	10,400	15,167
	Nexen Energy ULC	7.500%	7/30/39	4,275	7,109
	Nordic Investment Bank	2.125%	2/1/22	9,000	9,225
	Nordic Investment Bank	1.375%	10/17/22	6,100	6,241
	Nordic Investment Bank	0.375%	5/19/23	17,000	16,995
	Nordic Investment Bank	2.875%	7/19/23	8,750	9,385
	Nordic Investment Bank	2.250%	5/21/24	6,300	6,669
	Nordic Investment Bank	0.375%	9/11/25	22,100	22,010
	North American Development Bank	2.400%	10/26/22	909	941
10	Oesterreichische Kontrollbank AG	2.375%	10/1/21	6,450	6,584
10	Oesterreichische Kontrollbank AG	2.625%	1/31/22	5,000	5,160
10	Oesterreichische Kontrollbank AG	1.625%	9/17/22	1,000	1,026
10	Oesterreichische Kontrollbank AG	2.875%	3/13/23	6,000	6,377
10	Oesterreichische Kontrollbank AG	3.125%	11/7/23	5,000	5,431
10	Oesterreichische Kontrollbank AG	1.500%	2/12/25	13,150	13,625
10	Oesterreichische Kontrollbank AG	0.375%	9/17/25	21,050	20,964
4	Oriental Republic of Uruguay	8.000%	11/18/22	3,155	3,407
4	Oriental Republic of Uruguay	4.500%	8/14/24	10,193	11,111
4	Oriental Republic of Uruguay	4.375%	10/27/27	9,195	10,597
4	Oriental Republic of Uruguay	4.375%	1/23/31	19,204	22,853
4	Oriental Republic of Uruguay	7.875%	1/15/33	200	308
4	Oriental Republic of Uruguay	7.625%	3/21/36	5,233	8,085
4	Oriental Republic of Uruguay	4.125%	11/20/45	6,729	7,931
4	Oriental Republic of Uruguay	5.100%	6/18/50	32,510	43,604

4 Oriental Republic of Uruguay	4.975%	4/20/55	25,141	33,532
4 Petroleos Mexicanos	2.290%	2/15/24	525	541
Petroleos Mexicanos	2.378%	4/15/25	950	986
Province of Alberta	2.200%	7/26/22	20,105	20,779
Province of Alberta	3.350%	11/1/23	17,910	19,469
Province of Alberta	2.950%	1/23/24	12,350	13,334
Province of Alberta	1.875%	11/13/24	15,000	15,652
Province of Alberta	3.300%	3/15/28	14,000	16,272
Province of Alberta	1.000%	5/20/25	12,395	12,486
Province of Alberta	1.300%	7/22/30	25,282	25,107
Province of British Columbia	2.000%	10/23/22	17,150	17,745
Province of British Columbia	2.250%	6/2/26	1,150	1,255
Province of British Columbia	7.250%	9/1/36	2,681	4,554
Province of Manitoba	2.125%	5/4/22	1,655	1,700
Province of Manitoba	2.100%	9/6/22	7,100	7,329
Province of Manitoba	2.600%	4/16/24	9,700	10,411
Province of Manitoba	3.050%	5/14/24	4,800	5,229
Province of Manitoba	2.125%	6/22/26	9,782	10,542
Province of New Brunswick	2.500%	12/12/22	4,005	4,180
Province of New Brunswick	3.625%	2/24/28	5,300	6,225
Province of Nova Scotia	9.125%	5/1/21	1,280	1,339
Province of Ontario	2.400%	2/8/22	16,000	16,437
Province of Ontario	2.550%	4/25/22	17,100	17,699
Province of Ontario	2.250%	5/18/22	27,900	28,765
Province of Ontario	2.450%	6/29/22	1,525	1,580
Province of Ontario	2.200%	10/3/22	16,725	17,346
Province of Ontario	1.750%	1/24/23	16,335	16,858
Province of Ontario	3.400%	10/17/23	35,765	38,975
Province of Ontario	3.050%	1/29/24	20,050	21,770
Province of Ontario	3.200%	5/16/24	10,000	10,971
Province of Ontario	2.500%	4/27/26	8,000	8,760
Province of Ontario	2.300%	6/15/26	20,000	21,724
Province of Ontario	2.000%	10/2/29	17,000	18,254
Province of Ontario	1.125%	10/7/30	14,000	13,960
Province of Quebec	2.375%	1/31/22	8,000	8,219
Province of Quebec	2.625%	2/13/23	34,919	36,781
Province of Quebec	7.125%	2/9/24	8,675	10,534
Province of Quebec	2.875%	10/16/24	9,400	10,285
Province of Quebec	1.500%	2/11/25	16,354	16,921
Province of Quebec	0.600%	7/23/25	22,600	22,591
Province of Quebec	2.500%	4/20/26	500	548
Province of Quebec	2.750%	4/12/27	43,050	48,333
Province of Quebec	7.500%	9/15/29	11,407	17,483
Province of Quebec	1.350%	5/28/30	4,800	4,943
Province of Saskatchewan	8.500%	7/15/22	2,707	3,085
Republic of Chile	3.250%	9/14/21	5,395	5,523
Republic of Chile	2.250%	10/30/22	1,000	1,030
Republic of Chile	3.125%	3/27/25	7,330	8,009
Republic of Chile	3.125%	1/21/26	8,894	9,839
4 Republic of Chile	3.240%	2/6/28	16,810	18,653
Republic of Chile	2.450%	1/31/31	13,900	14,486
4 Republic of Chile	2.550%	1/27/32	9,200	9,680
Republic of Chile	3.625%	10/30/42	1,100	1,260
Republic of Chile	3.860%	6/21/47	10,200	12,159
4 Republic of Chile	3.500%	1/25/50	15,900	18,034
4 Republic of Colombia	2.625%	3/15/23	22,050	22,629
Republic of Colombia	8.125%	5/21/24	1,800	2,174

4 Republic of Colombia	4.500%	1/28/26	22,717	25,134
4 Republic of Colombia	3.875%	4/25/27	13,450	14,495
4 Republic of Colombia	4.500%	3/15/29	14,300	15,992
4 Republic of Colombia	3.000%	1/30/30	7,800	8,047
4 Republic of Colombia	3.125%	4/15/31	4,300	4,434
Republic of Colombia	10.375%	1/28/33	3,775	5,868
Republic of Colombia	7.375%	9/18/37	9,850	13,837
Republic of Colombia	6.125%	1/18/41	23,100	29,686
4 Republic of Colombia	5.625%	2/26/44	22,550	27,993
4 Republic of Colombia	5.000%	6/15/45	49,920	58,283
Republic of Colombia	5.200%	5/15/49	11,400	13,774
4 Republic of Colombia	4.125%	5/15/51	21,800	22,071
4 Republic of Columbia	4.000%	2/26/24	23,633	25,200
Republic of Finland	6.950%	2/15/26	1,000	1,312
Republic of Hungary	6.375%	3/29/21	20,199	20,753
Republic of Hungary	5.375%	2/21/23	27,100	29,911
Republic of Hungary	5.750%	11/22/23	175	201
Republic of Hungary	5.375%	3/25/24	10,000	11,453
Republic of Hungary	7.625%	3/29/41	11,665	20,813
Republic of Indonesia	2.950%	1/11/23	2,475	2,577
Republic of Indonesia	4.450%	2/11/24	6,900	7,642
Republic of Indonesia	3.500%	1/11/28	19,400	21,219
Republic of Indonesia	4.100%	4/24/28	7,850	8,929
Republic of Indonesia	4.750%	2/11/29	9,150	10,854
Republic of Indonesia	3.400%	9/18/29	3,250	3,559
Republic of Indonesia	2.850%	2/14/30	6,800	7,140
Republic of Indonesia	3.850%	10/15/30	17,300	19,593
7 Republic of Indonesia	4.750%	7/18/47	4,400	5,357
Republic of Indonesia	4.350%	1/11/48	13,495	15,570
Republic of Indonesia	5.350%	2/11/49	8,550	11,329
Republic of Indonesia	3.700%	10/30/49	11,525	12,331
Republic of Indonesia	4.200%	10/15/50	20,700	23,882
Republic of Indonesia	4.450%	4/15/70	10,535	12,470
Republic of Italy	6.875%	9/27/23	24,693	28,676
Republic of Italy	2.375%	10/17/24	24,000	24,812
Republic of Italy	2.875%	10/17/29	20,600	21,011
Republic of Italy	5.375%	6/15/33	21,495	27,020
Republic of Italy	4.000%	10/17/49	21,600	22,732
Republic of Korea	3.875%	9/11/23	1,200	1,315
Republic of Korea	5.625%	11/3/25	575	714
Republic of Korea	2.750%	1/19/27	33,400	36,646
Republic of Korea	1.000%	9/16/30	7,500	7,385
Republic of Korea	4.125%	6/10/44	5,635	7,726
Republic of Korea	3.875%	9/20/48	5,693	7,787
4 Republic of Panama	4.000%	9/22/24	12,667	13,839
4 Republic of Panama	3.750%	3/16/25	12,636	13,773
Republic of Panama	7.125%	1/29/26	7,622	9,623
Republic of Panama	8.875%	9/30/27	4,296	6,143
4 Republic of Panama	3.875%	3/17/28	10,390	11,767
Republic of Panama	9.375%	4/1/29	8,380	12,874
4 Republic of Panama	3.160%	1/23/30	6,500	7,052
4 Republic of Panama	2.252%	9/29/32	3,000	3,037
4 Republic of Panama	6.700%	1/26/36	20,973	30,516
4 Republic of Panama	4.500%	5/15/47	6,643	8,295
4 Republic of Panama	4.500%	4/16/50	16,968	21,168
4 Republic of Panama	4.300%	4/29/53	12,650	15,496
4 Republic of Panama	4.500%	4/1/56	28,731	35,878

4 Republic of Panama	3.870%	7/23/60	8,175	9,371
Republic of Peru	7.350%	7/21/25	900	1,152
4 Republic of Peru	2.392%	1/23/26	3,500	3,701
Republic of Peru	4.125%	8/25/27	2,300	2,680
Republic of Peru	2.844%	6/20/30	7,325	7,945
4 Republic of Peru	2.783%	1/23/31	9,650	10,325
Republic of Peru	8.750%	11/21/33	27,093	45,301
4 Republic of Peru	6.550%	3/14/37	10,180	15,378
Republic of Peru	5.625%	11/18/50	22,183	35,290
Republic of Poland	5.125%	4/21/21	4,120	4,223
Republic of Poland	5.000%	3/23/22	19,385	20,734
Republic of Poland	3.000%	3/17/23	24,675	26,145
Republic of Poland	4.000%	1/22/24	17,000	18,912
Republic of Poland	3.250%	4/6/26	14,350	16,146
Republic of the Philippines	4.200%	1/21/24	8,400	9,324
Republic of the Philippines	9.500%	10/21/24	2,170	2,921
Republic of the Philippines	10.625%	3/16/25	8,525	12,116
Republic of the Philippines	5.500%	3/30/26	9,350	11,559
Republic of the Philippines	3.000%	2/1/28	45,750	50,311
Republic of the Philippines	3.750%	1/14/29	14,000	16,284
Republic of the Philippines	9.500%	2/2/30	6,750	11,121
Republic of the Philippines	2.457%	5/5/30	11,800	12,730
Republic of the Philippines	7.750%	1/14/31	13,300	20,216
Republic of the Philippines	6.375%	1/15/32	10,004	14,106
Republic of the Philippines	6.375%	10/23/34	16,540	23,921
Republic of the Philippines	5.000%	1/13/37	8,950	11,635
Republic of the Philippines	3.950%	1/20/40	19,599	23,026
Republic of the Philippines	3.700%	3/1/41	17,108	19,717
Republic of the Philippines	3.700%	2/2/42	13,588	15,628
Republic of the Philippines	2.950%	5/5/45	21,130	22,138
7 Sinopec Group Overseas Development 2012
Ltd.	4.875%	5/17/42	450	592
State of Israel	4.000%	6/30/22	8,200	8,706
State of Israel	3.150%	6/30/23	2,400	2,569
State of Israel	2.875%	3/16/26	24,900	27,417
State of Israel	3.250%	1/17/28	6,795	7,737
State of Israel	2.500%	1/15/30	2,125	2,298
State of Israel	2.750%	7/3/30	20,127	22,217
State of Israel	4.500%	1/30/43	10,330	13,510
State of Israel	4.125%	1/17/48	9,525	12,037
State of Israel	3.375%	1/15/50	23,550	26,077
State of Israel	3.875%	7/3/50	16,200	19,429
State of Israel	4.500%	4/3/20	9,450	12,924
Svensk Exportkredit AB	3.125%	11/8/21	3,950	4,071
Svensk Exportkredit AB	2.000%	8/30/22	18,520	19,098
Svensk Exportkredit AB	1.625%	11/14/22	8,800	9,033
Svensk Exportkredit AB	2.875%	3/14/23	8,395	8,906
Svensk Exportkredit AB	0.250%	9/29/23	15,000	14,943
Svensk Exportkredit AB	0.375%	7/30/24	5,200	5,186
Svensk Exportkredit AB	0.625%	5/14/25	13,500	13,572
Svensk Exportkredit AB	0.500%	8/26/25	20,000	19,963
Syngenta Finance NV	3.125%	3/28/22	9,895	10,093
United Mexican States	3.625%	3/15/22	35,912	37,392
United Mexican States	8.000%	9/24/22	360	405
United Mexican States	4.000%	10/2/23	18,373	19,958
United Mexican States	3.600%	1/30/25	21,771	23,434
4 United Mexican States	3.900%	4/27/25	10,750	11,705

United Mexican States	4.125%	1/21/26	25,790	28,564
United Mexican States	4.150%	3/28/27	35,155	39,069
United Mexican States	3.750%	1/11/28	22,600	24,245
United Mexican States	4.500%	4/22/29	16,300	18,239
4 United Mexican States	3.250%	4/16/30	37,600	38,143
United Mexican States	8.300%	8/15/31	4,390	6,288
4 United Mexican States	4.750%	4/27/32	38,700	42,974
United Mexican States	7.500%	4/8/33	4,200	5,787
United Mexican States	6.750%	9/27/34	6,810	9,084
United Mexican States	6.050%	1/11/40	26,032	32,596
United Mexican States	4.750%	3/8/44	36,833	40,335
United Mexican States	5.550%	1/21/45	12,575	15,179
United Mexican States	4.600%	1/23/46	23,191	24,825
United Mexican States	4.350%	1/15/47	24,459	25,355
United Mexican States	4.600%	2/10/48	19,596	20,813
4 United Mexican States	4.500%	1/31/50	26,600	27,975
4 United Mexican States	5.000%	4/27/51	31,300	33,974
United Mexican States	5.750%	10/12/10	26,837	30,975
Total Sovereign Bonds (Cost $7,749,762)				8,304,226
Taxable Municipal Bonds (0.8%)
Alabama Economic Settlement Authority BP
Settlement Revenue	3.163%	9/15/25	1,855	1,969
Alameda County CA Joint Powers Authority
Lease Revenue	7.046%	12/1/44	2,105	3,589
American Municipal Power Ohio Inc.
Revenue (Prairie State Energy Campus
Project)	7.834%	2/15/41	3,625	6,094
American Municipal Power Ohio Inc.
Revenue (Prairie State Energy Campus
Project)	6.053%	2/15/43	400	591
American Municipal Power Ohio Inc.
Revenue (Prairie State Energy Campus
Project)	5.939%	2/15/47	6,245	9,405
American Municipal Power Ohio Inc.
Revenue (Prairie State Energy Campus
Project)	6.270%	2/15/50	2,405	3,484
American Municipal Power Ohio Inc.
Revenue (Prairie State Energy Campus
Project)	7.499%	2/15/50	750	1,262
American Municipal Power Ohio Inc.
Revenue (Prairie State Energy Campus
Project)	8.084%	2/15/50	5,300	10,085
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	2.574%	4/1/31	4,385	4,757
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.918%	4/1/40	2,840	4,385
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.263%	4/1/49	13,008	22,162
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	7.043%	4/1/50	4,975	8,924
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.907%	10/1/50	6,940	12,579
California Department of Water Resources
Power Supply Revenue	2.000%	5/1/22	8,975	9,216
California GO	5.700%	11/1/21	14,805	15,658
California GO	2.367%	4/1/22	9,245	9,513
California GO	3.375%	4/1/25	8,500	9,478

California GO	2.650%	4/1/26	5,000	5,468
California GO	3.500%	4/1/28	5,500	6,381
California GO	2.500%	10/1/29	7,630	8,258
California GO	4.500%	4/1/33	8,800	10,519
California GO	7.500%	4/1/34	25,880	43,011
California GO	4.600%	4/1/38	11,425	13,607
California GO	7.550%	4/1/39	29,545	51,692
California GO	7.300%	10/1/39	17,690	29,052
California GO	7.350%	11/1/39	21,350	35,279
California GO	7.625%	3/1/40	8,015	13,875
California GO	7.600%	11/1/40	2,245	4,044
California Institute of Technology Revenue	3.650%	9/1/19	2,945	3,211
California State University Systemwide
Revenue	2.897%	11/1/51	1,550	1,555
California State University Systemwide
Revenue	3.899%	11/1/47	4,275	5,198
California State University Systemwide
Revenue	2.975%	11/1/51	5,145	5,391
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.491%	11/1/39	660	968
Chicago IL GO	7.045%	1/1/29	4,950	5,355
Chicago IL Metropolitan Water Reclamation
District GO	5.720%	12/1/38	5,110	7,357
Chicago IL O'Hare International Airport
Revenue	6.395%	1/1/40	1,570	2,338
Chicago IL O'Hare International Airport
Revenue	4.472%	1/1/49	6,655	8,329
Chicago IL Transit Authority Transfer Tax
Receipts Revenue	6.899%	12/1/40	4,835	6,897
Clark County NV Airport System Revenue	6.820%	7/1/45	3,375	5,566
Commonwealth Financing Authority
Pennsylvania Revenue	3.807%	6/1/41	7,450	8,469
Commonwealth Financing Authority
Pennsylvania Revenue	3.864%	6/1/38	5,050	5,806
Connecticut GO	5.090%	10/1/30	800	1,001
Connecticut GO	5.850%	3/15/32	9,890	13,801
Cook County IL GO	6.229%	11/15/34	2,695	3,864
Dallas County TX Hospital District Revenue	5.621%	8/15/44	850	1,283
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	1,850	2,851
Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	2,960	4,301
Dallas TX Convention Center Hotel
Development Corp. Hotel Revenue	7.088%	1/1/42	3,150	4,223
Dallas TX Independent School District GO	6.450%	2/15/35	1,500	1,544
Dallas-Fort Worth TX International Airport
Revenue	2.994%	11/1/38	12,500	13,036
Dallas-Fort Worth TX International Airport
Revenue	3.144%	11/1/45	3,575	3,763
District of Columbia Income Tax Revenue	5.591%	12/1/34	10,090	13,779
District of Columbia Water & Sewer Authority
Public Utility Revenue	4.814%	10/1/14	3,750	5,614
East Bay CA Municipal Utility District Water
System Revenue	5.874%	6/1/40	5,290	8,250
Florida Board of Administration Finance Corp
Revenue	2.638%	7/1/21	5,000	5,088
Foothill-Eastern Transportation Corridor
Agency CA Toll Road Revenue	4.094%	1/15/49	3,524	3,742
George Washington University Revenue	4.300%	9/15/44	1,220	1,498

	George Washington University Revenue	4.868%	9/15/45	1,742	2,359
	George Washington University Revenue	4.126%	9/15/48	11,446	14,024
	Georgia Municipal Electric Power Authority
	Revenue	6.637%	4/1/57	8,451	12,584
	Georgia Municipal Electric Power Authority
	Revenue	6.655%	4/1/57	6,576	9,952
	Georgia Municipal Electric Power Authority
	Revenue	7.055%	4/1/57	5,024	7,392
	Grand Parkway Transportation Corp . Texas
	Revenue	3.236%	10/1/52	19,275	20,039
	Great Lakes Water Authority Sewage
	Disposal System Revenue	3.056%	7/1/39	3,030	3,245
	Health & Educational Facilities Authority of
	the State of Missouri Revenue	3.229%	5/15/50	3,710	4,194
	Houston TX GO	6.290%	3/1/32	11,480	14,527
	Illinois GO	4.950%	6/1/23	1,507	1,533
	Illinois GO	5.100%	6/1/33	54,770	55,350
	Illinois GO	6.630%	2/1/35	5,475	6,037
	Illinois Toll Highway Authority Revenue	6.184%	1/1/34	4,220	6,086
	JobsOhio Beverage System Statewide
	Liquor Profits Revenue	3.985%	1/1/29	5,090	5,848
	JobsOhio Beverage System Statewide
	Liquor Profits Revenue	4.532%	1/1/35	2,285	2,934
	JobsOhio Beverage System Statewide
	Liquor Profits Revenue	2.833%	1/1/38	3,165	3,412
	Kansas Department of Transportation
	Highway Revenue	4.596%	9/1/35	3,250	4,191
	Kansas Development Finance Authority
	Revenue	4.927%	4/15/45	135	187
11	Kansas Development Finance Authority
	Revenue (Public Employees Retirement
	System)	5.501%	5/1/34	2,025	2,670
	Los Angeles CA Community College District
	GO	6.750%	8/1/49	4,955	8,851
	Los Angeles CA Department of Water &
	Power Revenue	5.716%	7/1/39	1,650	2,463
	Los Angeles CA Department of Water &
	Power Revenue	6.574%	7/1/45	6,555	11,201
	Los Angeles CA Department of Water &
	Power Revenue	6.603%	7/1/50	735	1,315
	Los Angeles CA Unified School District GO	5.755%	7/1/29	3,530	4,557
	Los Angeles CA Unified School District GO	5.750%	7/1/34	14,920	20,832
	Los Angeles CA Unified School District GO	6.758%	7/1/34	3,225	4,767
	Los Angeles County CA Metropolitan
	Transportation Authority Sales Tax
	Revenue	5.735%	6/1/39	6,375	9,167
	Los Angeles County CA Public Works
	Financing Authority Lease Revenue	7.618%	8/1/40	895	1,541
	Maryland Transportation Authority Facilities
	Projects Revenue	5.888%	7/1/43	840	1,246
	Massachusetts GO	4.200%	12/1/21	8,085	8,310
	Massachusetts GO	4.500%	8/1/31	350	432
	Massachusetts GO	5.456%	12/1/39	5,250	7,404
	Massachusetts GO	2.514%	7/1/41	6,825	6,849
	Massachusetts GO	2.813%	9/1/43	7,000	7,564
	Massachusetts GO	2.900%	9/1/49	3,425	3,747

	Massachusetts School Building Authority
	Revenue	1.753%	8/15/30	2,240	2,292
	Massachusetts School Building Authority
	Dedicated Sales Tax Revenue	5.715%	8/15/39	2,780	4,121
	Massachusetts School Building Authority
	Dedicated Sales Tax Revenue	3.395%	10/15/40	2,800	3,011
	Massachusetts Transportation Fund
	Revenue	5.731%	6/1/40	3,375	4,880
	Metropolitan Government of Nashville &
	Davidson County TN Convention Center
	Authority Tourism Tax Revenue	6.731%	7/1/43	1,540	2,328
	Metropolitan Transportation Authority New
	York Revenue	5.175%	11/15/49	12,575	13,729
	Metropolitan Washington DC/VA Airports
	Authority Dulles Toll Road Revenue	7.462%	10/1/46	4,625	8,208
	Miami-Dade County FL Aviation Revenue
	(Miami International Airport)	4.280%	10/1/41	6,155	6,638
	Miami-Dade County FL Water & Sewer
	Revenue	3.490%	10/1/42	865	927
	Michigan Finance Authority Revenue (Trinity
	Health Credit Group)	3.084%	12/1/34	13,050	14,041
	Michigan Finance Authority Revenue (Trinity
	Health Credit Group)	3.384%	12/1/40	6,105	6,882
	Michigan State Building Authority Revenue	2.705%	10/15/40	4,450	4,464
	Michigan State University Revenue	4.496%	8/15/48	2,025	2,336
	Mississippi GO	5.245%	11/1/34	2,820	3,789
	Missouri Health & Educational Facilities
	Authority Revenue (Washington
	University)	3.652%	8/15/57	3,500	4,317
12	New Jersey Economic Development
	Authority Revenue (State Pension
	Funding)	7.425%	2/15/29	10,800	13,439
	New Jersey Transportation Trust Fund
	Authority Transportation Program
	Revenue	4.081%	6/15/39	4,145	3,936
	New Jersey Transportation Trust Fund
	Authority Transportation Program
	Revenue	4.131%	6/15/42	5,370	5,118
	New Jersey Transportation Trust Fund
	Authority Transportation System Revenue	5.754%	12/15/28	7,680	8,676
	New Jersey Transportation Trust Fund
	Authority Transportation System Revenue	6.104%	12/15/28	3,680	3,722
	New Jersey Transportation Trust Fund
	Authority Transportation System Revenue	6.561%	12/15/40	3,550	4,606
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	11,010	18,676
	New Jersey Turnpike Authority Revenue	7.102%	1/1/41	16,751	27,515
	New York City NY GO	6.646%	12/1/31	100	101
	New York City NY GO	5.517%	10/1/37	3,225	4,573
	New York City NY GO	6.271%	12/1/37	5,425	8,032
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.750%	6/15/41	5,625	8,682
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.724%	6/15/42	795	1,257
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.952%	6/15/42	1,000	1,568
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	6.011%	6/15/42	350	554

	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	6.282%	6/15/42	2,275	2,302
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.440%	6/15/43	1,070	1,631
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.882%	6/15/44	10,990	17,579
	New York City NY Transitional Finance
	Authority Future Tax Revenue	5.767%	8/1/36	2,925	3,884
	New York City NY Transitional Finance
	Authority Future Tax Revenue	5.508%	8/1/37	3,800	5,306
	New York City NY Transitional Finance
	Authority Future Tax Revenue	5.572%	11/1/38	1,080	1,484
	New York Metropolitan Transportation
	Authority Revenue (Transit Revenue)	5.871%	11/15/39	975	1,134
	New York Metropolitan Transportation
	Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	1,100	1,765
	New York Metropolitan Transportation
	Authority Revenue (Transit Revenue)	6.668%	11/15/39	7,290	9,235
	New York State Dormitory Authority Revenue	3.190%	2/15/43	2,100	2,286
	New York State Dormitory Authority Revenue	3.142%	7/1/43	7,035	7,496
	New York State Dormitory Authority Revenue
	(Personal Income Tax)	3.110%	2/15/39	3,240	3,593
	New York State Dormitory Authority Revenue
	(Personal Income Tax)	5.628%	3/15/39	2,705	3,634
	New York State Dormitory Authority Revenue
	(Personal Income Tax)	5.600%	3/15/40	3,085	4,440
	New York State Thruway Authority Revenue	2.900%	1/1/35	2,050	2,226
	New York State Thruway Authority Revenue	3.500%	1/1/42	1,500	1,565
	New York State Urban Development Corp.
	Revenue (Personal Income Tax)	3.900%	3/15/33	3,040	3,449
	New York State Urban Development Corp.
	Revenue (Personal Income Tax)	5.770%	3/15/39	2,375	3,009
	North Texas Tollway Authority System
	Revenue	6.718%	1/1/49	7,225	12,445
	Ohio State University General Receipts
	Revenue	4.910%	6/1/40	1,575	2,194
	Ohio State University General Receipts
	Revenue	3.798%	12/1/46	4,500	5,660
	Ohio State University General Receipts
	Revenue	4.800%	6/1/11	5,431	7,952
	Ohio Turnpike Commission Revenue	3.216%	2/15/48	3,075	3,229
	Ohio Water Development Authority Water
	Pollution Control Loan Fund Revenue	4.879%	12/1/34	1,100	1,319
	Oregon Department of Transportation
	Highway User Tax Revenue	5.834%	11/15/34	2,500	3,614
	Oregon GO	5.762%	6/1/23	402	438
	Oregon GO	5.892%	6/1/27	8,130	10,272
11	Oregon School Boards Association GO	5.528%	6/30/28	375	456
	Pennsylvania Public School Building
	Authority Lease Revenue (School District
	of Philadelphia)	5.000%	9/15/27	1,947	2,334
	Pennsylvania State University Revenue	2.790%	9/1/43	5,025	5,225
	Pennsylvania State University Revenue	2.840%	9/1/50	2,360	2,433
	Pennsylvania Turnpike Commission
	Revenue	5.511%	12/1/45	3,050	4,640
	Port Authority of New York & New Jersey
	Revenue	6.040%	12/1/29	2,060	2,830

Port Authority of New York & New Jersey
Revenue	5.647%	11/1/40	14,410	20,165
Port Authority of New York & New Jersey
Revenue	5.647%	11/1/40	4,900	6,857
Port Authority of New York & New Jersey
Revenue	4.960%	8/1/46	5,025	6,710
Port Authority of New York & New Jersey
Revenue	5.310%	8/1/46	3,370	3,793
Port Authority of New York & New Jersey
Revenue	4.031%	9/1/48	1,800	2,121
Port Authority of New York & New Jersey
Revenue	4.926%	10/1/51	690	930
Port Authority of New York & New Jersey
Revenue	4.458%	10/1/62	18,830	24,086
Port Authority of New York & New Jersey
Revenue	4.810%	10/15/65	7,385	9,875
Port Authority of New York & New Jersey
Revenue	3.287%	8/1/69	4,300	4,381
Port of Morrow OR Transmission Facilities
Revenue (Bonneville Cooperation Project)	2.987%	9/1/36	105	114
Port of Morrow OR Transmission Facilities
Revenue (Bonneville Power
Administration)	2.543%	9/1/40	3,275	3,275
Princeton University Revenue	5.700%	3/1/39	6,600	10,198
4 Princeton University Revenue	2.516%	7/1/50	10,575	11,118
Regents of the University of California
Medical Center Pooled Revenue	3.006%	5/15/50	1,505	1,626
Regents of the University of California
Medical Center Pooled Revenue	3.256%	5/15/60	2,700	2,945
Regents of the University of California
Revenue	3.063%	7/1/25	14,321	15,826
Regional Transportation District of Colorado
Sales Tax Revenue	5.844%	11/1/50	1,500	2,473
Riverside County CA Pension Revenue	3.818%	2/15/38	700	803
Rutgers State University New Jersey
Revenue	5.665%	5/1/40	2,900	4,008
Rutgers State University New Jersey
Revenue	3.915%	5/1/19	2,395	3,059
Rutgers State University New Jersey
Revenue	3.270%	5/1/43	1,050	1,162
Sales Tax Securitization Corp. Illinois
Revenue	3.587%	1/1/43	8,400	9,128
Sales Tax Securitization Corp. Illinois
Revenue	3.820%	1/1/48	3,000	3,295
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	4.839%	1/1/41	3,235	4,548
San Antonio TX Electric & Gas Systems
Revenue	5.985%	2/1/39	1,650	2,476
San Antonio TX Electric & Gas Systems
Revenue	5.808%	2/1/41	7,000	10,657
San Antonio TX Electric & Gas Systems
Revenue	4.427%	2/1/42	1,410	1,811
San Diego CA Regional Transportation
Commission Revenue	3.248%	4/1/48	1,225	1,306
San Diego County CA Regional
Transportation Commission Sales Tax
Revenue	5.911%	4/1/48	1,760	2,832

San Diego County CA Water Authority
Revenue	6.138%	5/1/49	6,180	9,908
San Francisco CA City & County Public
Utilities Commission Water Revenue	6.950%	11/1/50	5,795	10,150
San Jose CA Redevelopment Agency
Successor Agency Tax Allocation
Revenue	3.375%	8/1/34	3,600	3,938
Santa Clara Valley CA Transportation
Authority Sales Tax Revenue	5.876%	4/1/32	3,390	4,338
South Carolina Public Service Authority
Revenue	2.388%	12/1/23	2,760	2,896
South Carolina Public Service Authority
Revenue	6.454%	1/1/50	7,000	11,225
State Board of Administration Finance Corp
Revenue	1.258%	7/1/25	14,350	14,570
State Board of Administration Finance Corp
Revenue	1.705%	7/1/27	9,775	9,918
State Board of Administration Finance Corp
Revenue	2.154%	7/1/30	11,200	11,344
Texas A&M University System Revenue
Financing System Revenue	3.100%	7/1/49	4,725	4,972
Texas GO	5.517%	4/1/39	7,690	11,713
Texas GO	3.211%	4/1/44	4,370	4,719
Texas Private Activity Surface Transportation
Corp. Revenue (NTE Mobility Partners)	3.922%	12/31/49	6,825	7,725
Texas Transportation Commission Revenue	2.562%	4/1/42	6,705	6,930
Texas Transportation Commission Revenue	2.472%	10/1/44	7,775	7,909
Texas Transportation Commission Revenue	5.178%	4/1/30	5,065	6,499
Texas Transportation Commission Revenue	4.681%	4/1/40	1,645	2,270
Texas Transportation Commission State
Highway Fund Revenue	4.000%	10/1/33	3,840	4,835
University of California Regents Medical
Center Revenue	6.548%	5/15/48	19,050	31,006
University of California Regents Medical
Center Revenue	6.583%	5/15/49	1,180	1,911
University of California Revenue	0.883%	5/15/25	2,600	2,623
University of California Revenue	1.316%	5/15/27	2,925	2,956
University of California Revenue	1.614%	5/15/30	5,075	5,086
University of California Revenue	4.601%	5/15/31	8,330	10,079
University of California Revenue	5.946%	5/15/45	5,510	8,200
University of California Revenue	4.858%	5/15/12	12,189	17,762
University of California Revenue	4.767%	5/15/15	2,975	4,228
University of Maryland Medical System
Obligated Group Revenue	3.052%	7/1/40	2,625	2,681
University of Maryland Medical System
Obligated Group Revenue	3.197%	7/1/50	2,625	2,743
University of Michigan Revenue	2.437%	4/1/40	3,200	3,284
University of Michigan Revenue	2.562%	4/1/50	2,550	2,671
University of Nebraska Student Fee Revenue	3.037%	10/1/49	3,635	4,123
University of North Carolina University
System Revenue	3.327%	12/1/36	90	104
University of Pittsburgh of the
Commonwealth System of Higher
Education Revenue	3.555%	9/15/19	11,425	13,860
University of Southern California Revenue	5.250%	10/1/11	1,840	2,901
University of Texas Permanent University
Fund Revenue	3.376%	7/1/47	4,400	5,302

University of Texas Revenue	3.354%	8/15/47	2,375	2,837
University of Texas System Revenue
Financing System Revenue	4.794%	8/15/46	1,700	2,327
University of Texas System	2.439%	8/15/49	2,375	2,411
University of Virginia Revenue	2.256%	9/1/50	11,890	11,730
University of Virginia Revenue	4.179%	9/1/17	3,505	4,911
Utah GO	4.554%	7/1/24	6,070	6,619
Utah GO	3.539%	7/1/25	2,920	3,195
Washington GO	5.140%	8/1/40	3,320	4,870
Wisconsin Annual Appropriation Revenue	3.954%	5/1/36	9,400	10,589
Wisconsin General Fund Annual
Appropriation Revenue	3.154%	5/1/27	3,050	3,426
11 Wisconsin GO	5.700%	5/1/26	2,475	2,927
Total Taxable Municipal Bonds (Cost $1,379,638)				1,603,501
			Shares
Temporary Cash Investment (3.4%)
Money Market Fund (3.4%)
13 Vanguard Market Liquidity Fund (Cost
$6,865,230)	0.117%		68,683,102	6,868,310
Total Investments (102.9%) (Cost $194,659,352)				208,283,505
Other Assets and Liabilities—Net (-2.9%)				(5,848,722)
Net Assets (100%)				202,434,783
Cost is in $000.

1 Securities with a value of $3,074,000 have been segregated as collateral for certain open To Be Announced
(TBA) transactions.
2 U.S. government-guaranteed.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5 Includes securities purchased on a when-issued or delayed -delivery basis for which the fund has not taken delivery as of September 30, 2020.
6 Variable rate security; rate shown is effective rate at period end. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to q ualified institutional buyers. At September 30, 2020, the aggregate value of these securities was $1,957,361,000, representing 1.0% of net assets.
8 Guaranteed by the Government of Japan.
9 Guaranteed by the Federal Republic of Germany.
10 Guaranteed by the Republic of Austria.
11 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
12 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
13 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
CMT —Constant Maturing Treasury Rate.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
REIT—Real Estate Investment Trust.
REMICS—Real Estate Mortgage Investment Conduits.
UMBS —Uniform Mortgage-Backed Securities.

Total Bond Market II Index Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system
(which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard
Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).

The fund had no open futures contracts at September 30, 2020.

C. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-
backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-
backed securities market or in order to sell mortgage-backed securities it owns under delayed-
delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction
Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

At September 30, 2020, counterparties had deposited in segregated accounts securities with a value of $923,000 and cash of $280,000 in connection with TBA transactions.

D. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll

Total Bond Market II Index Fund

transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment
Securities Purchased.

E. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of September 30, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
U.S. Government and Agency Obligations	—	126,530,099	—	126,530,099
Asset-Backed/Commercial Mortgage-Backed
Securities	—	5,264,761	—	5,264,761
Corporate Bonds	—	59,712,608	—	59,712,608
Sovereign Bonds	—	8,304,226	—	8,304,226
Taxable Municipal Bonds	—	1,603,501	—	1,603,501
Temporary Cash Investments	6,868,310	—	—	6,868,310
Total	6,868,310	201,415,195	—	208,283,505